UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MAY 31

Date of Reporting Period:  FEBRUARY 29, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED FEBRUARY 29, 2016


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA CORNERSTONE AGGRESSIVE FUND
FEBRUARY 29, 2016

                                                                      (Form N-Q)

97462-0416                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE AGGRESSIVE FUND
February 29, 2016 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (45.1%)

              COMMON STOCKS (33.3%)

              CONSUMER DISCRETIONARY (4.9%)
              -----------------------------
              ADVERTISING (0.7%)
    18,300    Omnicom Group, Inc.                                                            $     1,424
                                                                                             -----------
              APPAREL RETAIL (0.6%)
     1,290    Caleres, Inc.                                                                           37
     1,650    Finish Line, Inc. "A"                                                                   30
    13,900    TJX Companies, Inc.                                                                  1,030
                                                                                             -----------
                                                                                                   1,097
                                                                                             -----------
              AUTO PARTS & EQUIPMENT (0.5%)
     4,900    BorgWarner, Inc.                                                                       160
     2,570    Dana Holding Corp.                                                                      32
     2,410    Gentex Corp.                                                                            35
       610    Gentherm, Inc.*                                                                         26
    17,900    Magna International, Inc.                                                              695
                                                                                             -----------
                                                                                                     948
                                                                                             -----------
              AUTOMOBILE MANUFACTURERS (0.3%)
    45,000    Ford Motor Co.                                                                         563
       940    Thor Industries, Inc.                                                                   52
                                                                                             -----------
                                                                                                     615
                                                                                             -----------
              AUTOMOTIVE RETAIL (0.1%)
       740    CST Brands, Inc.                                                                        24
       580    Lithia Motors, Inc. "A"                                                                 54
       560    Murphy USA, Inc.*                                                                       35
                                                                                             -----------
                                                                                                     113
                                                                                             -----------
              BROADCASTING (0.4%)
    18,000    CBS Corp. "B"                                                                          871
                                                                                             -----------
              FOOTWEAR (0.0%)
     2,370    Wolverine World Wide, Inc.                                                              45
                                                                                             -----------
              GENERAL MERCHANDISE STORES (0.6%)
     7,200    Dollar General Corp.                                                                   534
     8,400    Target Corp.                                                                           659
                                                                                             -----------
                                                                                                   1,193
                                                                                             -----------
              HOME IMPROVEMENT RETAIL (0.2%)
     3,400    Home Depot, Inc.                                                                       422
                                                                                             -----------
              HOMEBUILDING (0.1%)
     2,130    M/I Homes, Inc.*                                                                        38
     1,260    Meritage Homes Corp.*                                                                   41
        30    NVR, Inc.*                                                                              49
     5,660    TRI Pointe Group, Inc.*                                                                 58
                                                                                             -----------
                                                                                                     186
                                                                                             -----------

================================================================================

1  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HOTELS, RESORTS & CRUISE LINES (0.9%)
    29,700    Carnival Corp.                                                                 $     1,424
     3,800    Royal Caribbean Cruises Ltd.                                                           283
                                                                                             -----------
                                                                                                   1,707
                                                                                             -----------
              INTERNET RETAIL (0.1%)
       300    Amazon.com, Inc.*                                                                      166
                                                                                             -----------
              PUBLISHING (0.0%)
     2,240    Gannett Co., Inc.                                                                       34
       930    Meredith Corp.                                                                          41
                                                                                             -----------
                                                                                                      75
                                                                                             -----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     8,100    H&R Block, Inc.                                                                        266
                                                                                             -----------
              SPECIALTY STORES (0.1%)
     1,320    Dick's Sporting Goods, Inc.                                                             56
     3,690    Hibbett Sports, Inc.*                                                                  131
                                                                                             -----------
                                                                                                     187
                                                                                             -----------
              TIRES & RUBBER (0.2%)
    13,300    Goodyear Tire & Rubber Co.                                                             401
                                                                                             -----------
              Total Consumer Discretionary                                                         9,716
                                                                                             -----------

              CONSUMER STAPLES (2.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.0%)
       870    Ingredion, Inc.                                                                         88
                                                                                             -----------
              DRUG RETAIL (0.8%)
     8,750    CVS Health Corp.                                                                       850
    10,600    Walgreens Boots Alliance, Inc.                                                         837
                                                                                             -----------
                                                                                                   1,687
                                                                                             -----------
              FOOD RETAIL (0.3%)
       620    Casey's General Stores, Inc.                                                            65
    14,900    Kroger Co.                                                                             595
                                                                                             -----------
                                                                                                     660
                                                                                             -----------
              HOUSEHOLD PRODUCTS (0.4%)
     1,570    Church & Dwight Co., Inc.                                                              143
     7,400    Procter & Gamble Co.                                                                   594
                                                                                             -----------
                                                                                                     737
                                                                                             -----------
              PACKAGED FOODS & MEAT (0.0%)
     2,660    Flowers Foods, Inc.                                                                     46
                                                                                             -----------
              SOFT DRINKS (0.6%)
    11,400    PepsiCo, Inc.                                                                        1,115
                                                                                             -----------
              TOBACCO (0.3%)
     2,700    Altria Group, Inc.(a)                                                                  166
     6,900    Reynolds American, Inc.(a)                                                             348
                                                                                             -----------
                                                                                                     514
                                                                                             -----------
              Total Consumer Staples                                                               4,847
                                                                                             -----------

              ENERGY (1.9%)
              -------------
              INTEGRATED OIL & GAS (1.0%)
     2,050    Chevron Corp.                                                                          171
     5,900    Exxon Mobil Corp.                                                                      473
    19,720    Occidental Petroleum Corp.                                                           1,357
                                                                                             -----------
                                                                                                   2,001
                                                                                             -----------

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                                                   Portfolio of Investments |  2

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS DRILLING (0.0%)
     3,170    Atwood Oceanics, Inc.                                                          $        22
                                                                                             -----------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
     9,640    Halliburton Co.                                                                        311
     3,500    Helix Energy Solutions Group, Inc.*                                                     14
     2,530    Hornbeck Offshore Services, Inc.*                                                       22
     6,100    Schlumberger Ltd.                                                                      437
                                                                                             -----------
                                                                                                     784
                                                                                             -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
     1,854    California Resources Corp.                                                               1
     1,300    Cimarex Energy Co.                                                                     109
    10,500    ConocoPhillips(a)                                                                      355
     6,200    EOG Resources, Inc.                                                                    402
                                                                                             -----------
                                                                                                     867
                                                                                             -----------
              OIL & GAS REFINING & MARKETING (0.0%)
     1,730    Green Plains, Inc.                                                                      23
       650    REX American Resources Corp.*                                                           33
                                                                                             -----------
                                                                                                      56
                                                                                             -----------
              Total Energy                                                                         3,730
                                                                                             -----------
              FINANCIALS (4.8%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
     1,260    Eaton Vance Corp.                                                                       36
     1,520    Waddell & Reed Financial, Inc. "A"                                                      36
                                                                                             -----------
                                                                                                      72
                                                                                             -----------
              CONSUMER FINANCE (0.5%)
       790    Encore Capital Group, Inc.*                                                             18
    33,014    Synchrony Financial*                                                                   890
                                                                                             -----------
                                                                                                     908
                                                                                             -----------
              DIVERSIFIED BANKS (2.2%)
   175,700    Bank of America Corp.                                                                2,200
    18,710    Citigroup, Inc.                                                                        727
    24,510    JPMorgan Chase & Co.                                                                 1,380
                                                                                             -----------
                                                                                                   4,307
                                                                                             -----------
              INVESTMENT BANKING & BROKERAGE (0.0%)
     2,260    Raymond James Financial, Inc.                                                           99
                                                                                             -----------
              LIFE & HEALTH INSURANCE (0.0%)
     1,390    American Equity Investment Life Holding Co.                                             19
                                                                                             -----------
              MULTI-LINE INSURANCE (0.0%)
       410    American Financial Group, Inc.                                                          27
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.4%)
       790    AMERISAFE, Inc.                                                                         40
     5,650    Chubb Ltd.                                                                             653
       540    Hanover Insurance Group, Inc.                                                           45
     2,820    Old Republic International Corp.                                                        50
     1,550    Selective Insurance Group, Inc.                                                         52
       850    W.R. Berkley Corp.                                                                      44
                                                                                             -----------
                                                                                                     884
                                                                                             -----------
              REGIONAL BANKS (1.6%)
       530    Bank of Hawaii Corp.                                                                    34
    15,100    BB&T Corp.                                                                             486
     2,190    Cathay General Bancorp                                                                  58
       520    Cullen/Frost Bankers, Inc.                                                              25
     2,920    FNB Corp.                                                                               36
    56,800    Fifth Third Bancorp                                                                    867

================================================================================

3  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     1,810    FirstMerit Corp.                                                               $        35
     2,300    Fulton Financial Corp.                                                                  29
   115,200    KeyCorp                                                                              1,215
     4,380    National Penn Bancshares, Inc.                                                          49
     2,100    PNC Financial Services Group, Inc.                                                     171
       660    Prosperity Bancshares, Inc.                                                             27
     2,640    TCF Financial Corp.                                                                     30
     1,640    Webster Financial Corp.                                                                 55
     2,360    Wilshire Bancorp, Inc.                                                                  23
                                                                                             -----------
                                                                                                   3,140
                                                                                             -----------
              REINSURANCE (0.1%)
        80    Alleghany Corp.*                                                                        37
       590    Endurance Specialty Holdings Ltd.                                                       37
       500    Reinsurance Group of America, Inc.                                                      45
                                                                                             -----------
                                                                                                     119
                                                                                             -----------
              SPECIALIZED FINANCE (0.0%)
       860    Atlas Air Worldwide Holdings, Inc.*                                                     31
                                                                                             -----------
              THRIFTS & MORTGAGE FINANCE (0.0%)
     3,220    Astoria Financial Corp.                                                                 48
     2,120    Washington Federal, Inc.                                                                45
                                                                                             -----------
                                                                                                      93
                                                                                             -----------
              Total Financials                                                                     9,699
                                                                                             -----------
              HEALTH CARE (5.4%)
              ------------------
              BIOTECHNOLOGY (2.0%)
    33,400    AbbVie, Inc.                                                                         1,824
     4,600    Amgen, Inc.                                                                            654
       910    Enanta Pharmaceuticals, Inc.*                                                           26
    15,950    Gilead Sciences, Inc.                                                                1,392
       480    United Therapeutics Corp.*                                                              58
                                                                                             -----------
                                                                                                   3,954
                                                                                             -----------
              HEALTH CARE DISTRIBUTORS (0.2%)
     2,400    McKesson Corp.                                                                         373
     1,270    Owens & Minor, Inc.                                                                     50
                                                                                             -----------
                                                                                                     423
                                                                                             -----------
              HEALTH CARE EQUIPMENT (0.6%)
       700    CONMED Corp.                                                                            28
     1,010    Greatbatch, Inc.*                                                                       38
    28,000    Hologic, Inc.*                                                                         970
       800    Masimo Corp.*                                                                           30
       700    Teleflex, Inc.                                                                         100
                                                                                             -----------
                                                                                                   1,166
                                                                                             -----------
              HEALTH CARE FACILITIES (0.0%)
     2,200    Ensign Group, Inc.                                                                      45
                                                                                             -----------
              HEALTH CARE SERVICES (0.1%)
       340    Chemed Corp.                                                                            44
     1,030    MEDNAX, Inc.*                                                                           69
                                                                                             -----------
                                                                                                     113
                                                                                             -----------
              HEALTH CARE SUPPLIES (0.0%)
     1,010    Anika Therapeutics, Inc.*                                                               46
                                                                                             -----------
              LIFE SCIENCES TOOLS & SERVICES (0.0%)
       240    Bio-Rad Laboratories, Inc. "A"*                                                         32
       840    Cambrex Corp.*                                                                          33
                                                                                             -----------
                                                                                                      65
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (0.2%)
     3,400    UnitedHealth Group, Inc.                                                       $       405
                                                                                             -----------
              PHARMACEUTICALS (2.3%)
     2,400    Allergan plc*                                                                          696
     2,930    DepoMed, Inc.*                                                                          45
     6,290    Johnson & Johnson                                                                      662
       670    Lannett Co., Inc.*                                                                      17
    26,400    Merck & Co., Inc.                                                                    1,325
    56,376    Pfizer, Inc.                                                                         1,673
     1,400    Prestige Brands Holdings, Inc.*                                                         68
                                                                                             -----------
                                                                                                   4,486
                                                                                             -----------
              Total Health Care                                                                   10,703
                                                                                             -----------
              INDUSTRIALS (4.1%)
              ------------------
              AEROSPACE & DEFENSE (1.0%)
     1,500    Boeing Co.                                                                             177
     5,700    Honeywell International, Inc.(a)                                                       578
     1,200    Lockheed Martin Corp.(a)                                                               259
       680    Moog, Inc. "A"*                                                                         29
     2,200    Raytheon Co.                                                                           273
    14,100    Spirit AeroSystems Holdings, Inc. "A"*                                                 649
       520    Teledyne Technologies, Inc.*                                                            44
                                                                                             -----------
                                                                                                   2,009
                                                                                             -----------
              AGRICULTURAL & FARM MACHINERY (0.0%)
       740    AGCO Corp.                                                                              37
                                                                                             -----------
              AIRLINES (0.3%)
     4,500    JetBlue Airways Corp.*                                                                  99
     6,600    Southwest Airlines Co.                                                                 277
     5,000    United Continental Holdings, Inc.*                                                     286
                                                                                             -----------
                                                                                                     662
                                                                                             -----------
              BUILDING PRODUCTS (0.2%)
    12,900    Masco Corp.                                                                            364
       420    Universal Forest Products, Inc.                                                         32
                                                                                             -----------
                                                                                                     396
                                                                                             -----------
              COMMERCIAL PRINTING (0.0%)
       950    Deluxe Corp.                                                                            55
                                                                                             -----------
              CONSTRUCTION & ENGINEERING (0.0%)
       940    EMCOR Group, Inc.                                                                       43
                                                                                             -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.0%)
     1,220    Trinity Industries, Inc.                                                                19
                                                                                             -----------
              DIVERSIFIED SUPPORT SERVICES (0.1%)
       640    G & K Services, Inc. "A"                                                                42
       300    UniFirst Corp.                                                                          32
                                                                                             -----------
                                                                                                      74
                                                                                             -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
     6,550    Eaton Corp. plc                                                                        371
       760    EnerSys                                                                                 39
                                                                                             -----------
                                                                                                     410
                                                                                             -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
     1,240    ABM Industries, Inc.                                                                    39
                                                                                             -----------
              HEAVY ELECTRICAL EQUIPMENT (0.0%)
       670    AZZ, Inc.                                                                               34
                                                                                             -----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
     1,240    Korn/Ferry International                                                                35

================================================================================

5  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     1,010    ManpowerGroup, Inc.                                                            $        78
       630    On Assignment, Inc.*                                                                    21
                                                                                             -----------
                                                                                                     134
                                                                                             -----------
              INDUSTRIAL CONGLOMERATES (1.5%)
     6,380    Carlisle Companies, Inc.                                                               575
    81,347    General Electric Co.                                                                 2,371
                                                                                             -----------
                                                                                                   2,946
                                                                                             -----------
              INDUSTRIAL MACHINERY (0.6%)
       870    Barnes Group, Inc.                                                                      30
       610    Crane Co.                                                                               30
       470    Graco, Inc.                                                                             37
     1,170    Mueller Industries, Inc.                                                                31
       660    Nordson Corp.                                                                           47
    10,300    Stanley Black & Decker, Inc.                                                           968
                                                                                             -----------
                                                                                                   1,143
                                                                                             -----------
              MARINE (0.1%)
     1,930    Matson, Inc.                                                                            77
                                                                                             -----------
              OFFICE SERVICES & SUPPLIES (0.0%)
     1,000    Essendant, Inc.                                                                         29
                                                                                             -----------
              RAILROADS (0.0%)
       720    Genesee & Wyoming, Inc. "A"*                                                            41
                                                                                             -----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
       720    Applied Industrial Technologies, Inc.                                                   28
       770    GATX Corp.                                                                              33
                                                                                             -----------
                                                                                                      61
                                                                                             -----------
              TRUCKING (0.0%)
     2,220    Knight Transportation, Inc.                                                             54
                                                                                             -----------
              Total Industrials                                                                    8,263
                                                                                             -----------
              INFORMATION TECHNOLOGY (7.0%)
              -----------------------------
              APPLICATION SOFTWARE (0.6%)
    12,800    Citrix Systems, Inc.*                                                                  904
     1,180    Ebix, Inc.                                                                              44
     1,760    Mentor Graphics Corp.                                                                   34
     2,760    Synopsys, Inc.*                                                                        123
                                                                                             -----------
                                                                                                   1,105
                                                                                             -----------
              COMMUNICATIONS EQUIPMENT (1.1%)
     1,990    Arris International plc*                                                                48
    58,000    Cisco Systems, Inc.                                                                  1,518
       610    Plantronics, Inc.                                                                       23
    11,300    QUALCOMM, Inc.                                                                         574
                                                                                             -----------
                                                                                                   2,163
                                                                                             -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
     2,500    Alliance Data Systems Corp.*                                                           525
     1,470    Broadridge Financial Solutions, Inc.                                                    83
     2,380    Convergys Corp.                                                                         61
     1,320    CSG Systems International, Inc.                                                         50
       460    DST Systems, Inc.                                                                       48
       500    Global Payments, Inc.                                                                   31
     1,450    Jack Henry & Associates, Inc.                                                          119
     8,300    MasterCard, Inc. "A"                                                                   722
     1,420    Sykes Enterprises, Inc.*                                                                43
                                                                                             -----------
                                                                                                   1,682
                                                                                             -----------
              ELECTRONIC COMPONENTS (0.0%)
       400    Littelfuse, Inc.                                                                        46
                                                                                             -----------

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                                                   Portfolio of Investments |  6

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     1,390    Keysight Technologies, Inc.*                                                   $        36
                                                                                             -----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
     2,810    Jabil Circuit, Inc.                                                                     58
       940    Methode Electronics, Inc.                                                               27
     1,010    Plexus Corp.*                                                                           37
                                                                                             -----------
                                                                                                     122
                                                                                             -----------
              INTERNET SOFTWARE & SERVICES (1.3%)
     2,845    Alphabet, Inc. "A"*                                                                  2,040
     4,000    Facebook, Inc. "A"*                                                                    428
       440    J2 Global, Inc.                                                                         32
                                                                                             -----------
                                                                                                   2,500
                                                                                             -----------
              IT CONSULTING & OTHER SERVICES (0.0%)
     3,290    Computer Sciences Corp.                                                                 95
                                                                                             -----------
              SEMICONDUCTOR EQUIPMENT (0.2%)
    12,500    Applied Materials, Inc.                                                                236
       710    Cabot Microelectronics Corp.*                                                           27
       900    MKS Instruments, Inc.                                                                   30
     1,130    Tessera Technologies, Inc.                                                              33
                                                                                             -----------
                                                                                                     326
                                                                                             -----------
              SEMICONDUCTORS (0.2%)
     8,290    Intel Corp.                                                                            245
    15,000    Micron Technology, Inc.*                                                               160
                                                                                             -----------
                                                                                                     405
                                                                                             -----------
              SYSTEMS SOFTWARE (1.8%)
    49,700    Microsoft Corp.                                                                      2,529
    28,600    Oracle Corp.                                                                         1,052
                                                                                             -----------
                                                                                                   3,581
                                                                                             -----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
     1,120    Arrow Electronics, Inc.*                                                                64
     1,220    Avnet, Inc.                                                                             50
       450    ePlus, Inc.*                                                                            34
     1,830    Ingram Micro, Inc. "A"                                                                  66
       500    SYNNEX Corp.                                                                            47
       390    Tech Data Corp.*                                                                        27
                                                                                             -----------
                                                                                                     288
                                                                                             -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.8%)
    13,215    Apple, Inc.                                                                          1,278
    17,500    HP, Inc.                                                                               187
     4,100    Western Digital Corp.                                                                  178
                                                                                             -----------
                                                                                                   1,643
                                                                                             -----------
              Total Information Technology                                                        13,992
                                                                                             -----------
              MATERIALS (0.9%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
     2,200    LyondellBasell Industries N.V. "A"                                                     177
                                                                                             -----------
              DIVERSIFIED CHEMICALS (0.3%)
     4,300    Dow Chemical Co.                                                                       209
    37,000    Huntsman Corp.                                                                         402
                                                                                             -----------
                                                                                                     611
                                                                                             -----------
              DIVERSIFIED METALS & MINING (0.0%)
       460    Compass Minerals International, Inc.                                                    31
                                                                                             -----------
              METAL & GLASS CONTAINERS (0.0%)
       560    AptarGroup, Inc.                                                                        41
                                                                                             -----------

================================================================================

7  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PAPER PACKAGING (0.3%)
    10,530    Bemis Co., Inc.                                                                $       517
       810    Sonoco Products Co.                                                                     35
                                                                                             -----------
                                                                                                     552
                                                                                             -----------
              PAPER PRODUCTS (0.0%)
     1,870    KapStone Paper & Packaging Corp.                                                        19
                                                                                             -----------
              SPECIALTY CHEMICALS (0.1%)
     1,330    Albemarle Corp.                                                                         75
       660    Innospec, Inc.                                                                          28
       720    Stepan Co.                                                                              36
     1,060    Valspar Corp.                                                                           83
                                                                                             -----------
                                                                                                     222
                                                                                             -----------
              STEEL (0.1%)
       890    Reliance Steel & Aluminum Co.                                                           54
                                                                                             -----------
              Total Materials                                                                      1,707
                                                                                             -----------
              TELECOMMUNICATION SERVICES (0.8%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
    31,261    Verizon Communications, Inc.(a)                                                      1,586
                                                                                             -----------
              UTILITIES (1.1%)
              ----------------
              ELECTRIC UTILITIES (1.0%)
     1,950    ALLETE, Inc.                                                                           103
     7,700    American Electric Power Co., Inc.                                                      476
     4,200    Duke Energy Corp.(a)                                                                   312
    10,900    Edison International                                                                   743
     3,100    NextEra Energy, Inc.                                                                   350
     2,010    OGE Energy Corp.                                                                        50
                                                                                             -----------
                                                                                                   2,034
                                                                                             -----------
              GAS UTILITIES (0.0%)
       530    Laclede Group, Inc.                                                                     35
     2,150    South Jersey Industries, Inc.                                                           54
                                                                                             -----------
                                                                                                      89
                                                                                             -----------
              MULTI-UTILITIES (0.1%)
     1,140    Avista Corp.                                                                            43
     1,860    NorthWestern Corp.                                                                     110
                                                                                             -----------
                                                                                                     153
                                                                                             -----------
              Total Utilities                                                                      2,276
                                                                                             -----------
              Total Common Stocks (cost: $65,292)                                                 66,519
                                                                                             -----------
              PREFERRED STOCKS (0.7%)

              CONSUMER STAPLES (0.2%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.2%)
     8,000    CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                           221
     2,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)             211
                                                                                             -----------
                                                                                                     432
                                                                                             -----------
              Total Consumer Staples                                                                 432
                                                                                             -----------
              ENERGY (0.2%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.0%)
       300    Chesapeake Energy Corp., 5.75%, perpetual(b)                                            37
                                                                                             -----------
                                                                                                      37
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
       150    Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(b)                      $       119
    10,645    NuStar Logistics, LP, 7.63%                                                            236
                                                                                             -----------
                                                                                                     355
                                                                                             -----------
              Total Energy                                                                           392
                                                                                             -----------
              FINANCIALS (0.3%)
              -----------------
              LIFE & HEALTH INSURANCE (0.2%)
    12,000    Delphi Financial Group, Inc., 7.38%, cumulative redeemable                             299
                                                                                             -----------
              REGIONAL BANKS (0.1%)
       235    M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                                239
                                                                                             -----------
              Total Financials                                                                       538
                                                                                             -----------
              Total Preferred Stocks (cost: $1,624)                                                1,362
                                                                                             -----------
              EXCHANGE-TRADED FUNDS (5.9%)
    28,200    iShares Core S&P 500 ETF                                                             5,485
    24,000    iShares MSCI USA Minimum Volatility ETF                                              1,000
     8,990    SPDR S&P 500 ETF Trust                                                               1,740
    22,000    Vanguard Mid-Cap ETF                                                                 2,475
    11,700    Vanguard Small-Cap Value ETF                                                         1,099
                                                                                             -----------
              Total Equity Exchange-Traded Funds (cost: $11,966)                                  11,799
                                                                                             -----------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (5.2%)
     3,800    iShares 20+ Year Treasury Bond ETF                                                     498
    11,950    iShares Core U.S. Aggregate Bond ETF                                                 1,316
    36,500    iShares iBoxx High Yield Corporate Bond ETF                                          2,923
     7,790    iShares iBoxx Investment Grade Corporate Bond ETF                                      896
    58,400    Vanguard Total Bond Market ETF                                                       4,803
                                                                                             -----------
              Total Fixed-Income Exchange-Traded Funds (cost: $10,510)                            10,436
                                                                                             -----------
              Total U.S. Equity Securities (cost: $89,392)                                        90,116
                                                                                             -----------
              INTERNATIONAL EQUITY SECURITIES (35.1%)

              COMMON STOCKS (2.0%)

              ENERGY (0.6%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
    26,400    Royal Dutch Shell plc ADR "A"                                                        1,201
                                                                                             -----------
              FINANCIALS (0.3%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.3%)
    16,400    XL Group plc                                                                           564
                                                                                             -----------
              HEALTH CARE (0.8%)
              ------------------
              HEALTH CARE EQUIPMENT (0.6%)
    17,000    Medtronic plc                                                                        1,316
                                                                                             -----------
              PHARMACEUTICALS (0.2%)
    10,900    Roche Holdings Ltd. ADR                                                                349
                                                                                             -----------
              Total Health Care                                                                    1,665
                                                                                             -----------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              SEMICONDUCTORS (0.1%)
     2,572    NXP Semiconductors N.V.*                                                               183
                                                                                             -----------

================================================================================

9  | USAA Cornerstone Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    13,700    Vodafone Group plc ADR                                                         $       416
                                                                                             -----------
              Total Common Stocks (cost: $4,200)                                                   4,029
                                                                                             -----------
              EXCHANGE-TRADED FUNDS (32.6%)
   480,900    iShares Core MSCI EAFE ETF                                                          23,881
   151,300    iShares Core MSCI Emerging Markets ETF                                               5,595
    48,100    iShares Currency Hedged MSCI EAFE ETF                                                1,112
    22,600    iShares MSCI Canada Index Fund ETF                                                     489
    64,400    iShares MSCI EAFE Minimum Volatility ETF                                             4,068
    12,000    iShares MSCI Emerging Markets Minimum Volatility ETF                                   564
    14,236    iShares MSCI Turkey ETF                                                                534
     7,300    PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                              241
   126,100    PowerShares FTSE RAFI Emerging Markets Portfolio                                     1,694
   215,800    Schwab Fundamental International Large Co. Index ETF                                 4,743
     6,200    SPDR S&P China ETF                                                                     392
    14,790    SPDR S&P Emerging Markets SmallCap ETF                                                 527
    52,160    Vanguard FTSE All-World ex-US ETF                                                    2,085
   172,300    Vanguard FTSE Developed Markets ETF                                                  5,793
   133,300    Vanguard FTSE Europe ETF                                                             6,074
    31,610    Vanguard Total Stock Market ETF                                                      3,109
     8,244    WisdomTree Emerging Markets High Dividend Fund                                         255
    16,645    WisdomTree Emerging Markets SmallCap Dividend Fund                                     569
    22,200    WisdomTree Europe Hedged Equity Fund                                                 1,110
    55,907    WisdomTree India Earnings Fund                                                         944
    29,900    WisdomTree Japan Hedged Equity Fund                                                  1,244
                                                                                             -----------
              Total Exchange-Traded Funds (cost: $75,496)                                         65,023
                                                                                             -----------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (0.5%)
    10,010    iShares J.P. Morgan USD Emerging Markets Bond Fund ETF (cost: $1,056)                1,075
                                                                                             -----------
              Total International Equity Securities (cost: $80,752)                               70,127
                                                                                             -----------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.9%)

              GOLD (0.0%)

              NORTH AMERICAN GOLD COMPANIES (0.0%)2
     8,197    Hycroft Mining Corp., acquired 5/21/2015 - 6/09/2015; cost $258*(c),(d)                  2
                                                                                             -----------
              EXCHANGE-TRADED FUNDS (1.9%)
    24,300    First Trust Global Tactical Commodity Strategy Fund*                                   477
    51,700    Market Vectors Gold Miners ETF                                                       1,002
    28,600    PowerShares DB Commodity Index Tracking Fund*                                          365
    50,600    United States Commodity Index Fund*                                                  2,002
                                                                                             -----------
              Total Exchange-Traded Funds                                                          3,846
                                                                                             -----------
              Total Precious Metals and Commodity-Related Securities (cost: $4,936)                3,848
                                                                                             -----------
              GLOBAL REAL ESTATE EQUITY SECURITIES (1.1%)

              COMMON STOCKS (0.4%)

              REAL ESTATE SERVICES (0.0%)
       600    Jones Lang LaSalle, Inc.                                                                61
                                                                                             -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REITs - DIVERSIFIED (0.1%)
     1,670    PS Business Parks, Inc.                                                        $       153
                                                                                             -----------
              REITs - MORTGAGE (0.1%)
    16,650    Capstead Mortgage Corp.                                                                162
                                                                                             -----------
              REITs - RETAIL (0.1%)
     2,000    Taubman Centers, Inc.                                                                  141
                                                                                             -----------
              REITs - SPECIALIZED (0.1%)
     3,740    Corrections Corp. of America                                                           108
     2,600    Lamar Advertising Co. "A"                                                              149
                                                                                             -----------
              Total REITs - Specialized                                                              257
                                                                                             -----------
              Total Common Stocks (cost: $808)                                                       774
                                                                                             -----------
              PREFERRED STOCKS (0.1%)

              REITs - MORTGAGE (0.1%)
     8,000    Arbor Realty Trust, Inc., 7.38%*                                                       191
                                                                                             -----------
              REITs - OFFICE (0.0%)
     4,000    Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual*                101
                                                                                             -----------
              Total Preferred Stocks (cost: $297)                                                    292
                                                                                             -----------
              EXCHANGE-TRADED FUNDS (0.6%)
    14,700    Vanguard REIT ETF (cost: $1,129)                                                     1,128
                                                                                             -----------
              Total Global Real Estate Equity Securities (cost: $2,234)                            2,194
                                                                                             -----------

PRINCIPAL
AMOUNT                                                       COUPON
(000)                                                          RATE            MATURITY
--------------------------------------------------------------------------------------------------------
              BONDS (10.7%)

              CORPORATE OBLIGATIONS (3.8%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              SPECIALTY STORES (0.2%)
$      200    Guitar Center, Inc. (b)                           6.50%            4/15/2019           172
       150    Toys R Us Property Co. II, LLC                    8.50            12/01/2017           142
                                                                                             -----------
                                                                                                     314
                                                                                             -----------
              Total Consumer Discretionary                                                           314
                                                                                             -----------
              ENERGY (0.5%)
              -------------
              OIL & GAS DRILLING (0.0%)
       261    Schahin II Finance Co. SPV Ltd. (b),(e)           5.88             9/25/2023            45
                                                                                             -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
       200    Newfield Exploration Co.                          5.38             1/01/2026           174
                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
       350    DCP Midstream, LLC (b)                            5.85             5/21/2043           187
       100    Enbridge Energy Partners, LP                      7.38            10/15/2045            93
       200    Enbridge Energy Partners, LP                      8.05            10/01/2077           136

================================================================================

11  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)         SECURITY                                        RATE            MATURITY            (000)
--------------------------------------------------------------------------------------------------------
$      300    Energy Transfer Partners, LP                      3.63%(f)        11/01/2066   $       144
       200    Enterprise Products Operating, LLC                7.00             6/01/2067           141
       100    Martin Midstream Partners, LP                     7.25             2/15/2021            81
       190    Southern Union Co.                                3.63(f)         11/01/2066            74
                                                                                             -----------
                                                                                                     856
                                                                                             -----------
              Total Energy                                                                         1,075
                                                                                             -----------
              FINANCIALS (2.0%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
       200    Prospect Capital Corp.                            5.00             7/15/2019           183
                                                                                             -----------
              LIFE & HEALTH INSURANCE (0.4%)
       300    Lincoln National Corp.                            7.00(f)          5/17/2066           196
       200    MetLife, Inc.                                     6.40            12/15/2066           196
       200    Prudential Financial, Inc.                        5.63             6/15/2043           198
       350    StanCorp Financial Group, Inc.                    6.90             6/01/2067           281
                                                                                             -----------
                                                                                                     871
                                                                                             -----------
              MULTI-LINE INSURANCE (0.4%)
       325    Genworth Holdings, Inc.                           6.15            11/15/2066            70
       500    Glen Meadow Pass-Through Trust (b)                6.51             2/12/2067           370
       300    Nationwide Mutual Insurance Co. (b)               2.80(f)         12/15/2024           292
                                                                                             -----------
                                                                                                     732
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.6%)
       200    Allstate Corp.                                    5.75             8/15/2053           200
       200    AmTrust Financial Services, Inc.                  6.13             8/15/2023           216
       200    HSB Group, Inc. (d)                               1.53(f)          7/15/2027           150
       250    Ironshore Holdings, Inc. (b)                      8.50             5/15/2020           291
       395    Oil Insurance Ltd. (b)                            3.59(f)                  -(g)        352
       100    Progressive Corp.                                 6.70             6/15/2067            95
                                                                                             -----------
                                                                                                   1,304
                                                                                             -----------
              REAL ESTATE DEVELOPMENT (0.1%)
       200    Forestar USA Real Estate Group, Inc. (b)          8.50             6/01/2022           191
                                                                                             -----------
              REGIONAL BANKS (0.3%)
       200    Compass Bank                                      3.88             4/10/2025           184
       175    Cullen/Frost Capital Trust II                     1.96(f)          3/01/2034           154
        50    First Maryland Capital Trust I                    1.62(f)          1/15/2027            40
       200    SunTrust Capital I                                1.29(f)          5/15/2027           161
                                                                                             -----------
                                                                                                     539
                                                                                             -----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
       100    Ocwen Financial Corp.                             6.63             5/15/2019            86
       200    Walter Investment Management Corp.                7.88            12/15/2021           144
                                                                                             -----------
                                                                                                     230
                                                                                             -----------
              Total Financials                                                                     4,050
                                                                                             -----------

              INDUSTRIALS (0.2%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
       350    Constellis Holdings, LLC & Constellis Finance
                 Corp. (b)                                      9.75             5/15/2020           283
                                                                                             -----------
              AIRLINES (0.0%)
        52    Continental Airlines, Inc. Pass-Through
                Trust "B"                                       6.25            10/11/2021            54
                                                                                             -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
       100    Artesyn Embedded Technologies, Inc. (b)           9.75            10/15/2020            84
                                                                                             -----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
        75    ILFC E-Capital Trust I (b)                        4.49(f)         12/21/2065            58
                                                                                             -----------
              Total Industrials                                                                      479
                                                                                             -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)         SECURITY                                        RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              SYSTEMS SOFTWARE (0.1%)
$      100    Ensemble S Merger Sub, Inc. (b)                   9.00%           9/30/2023    $        93
                                                                                             -----------
              MATERIALS (0.1%)
              ----------------
              DIVERSIFIED METALS & MINING (0.1%)
       400    Freeport-McMoRan, Inc.                            5.45            3/15/2043            234
                                                                                             -----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
       100    CenturyLink, Inc.                                 7.65            3/15/2042             83
       300    Frontier Communications Corp. (b)                11.00            9/15/2025            301
                                                                                             -----------
                                                                                                     384
                                                                                             -----------
              Total Telecommunication Services                                                       384
                                                                                             -----------
              UTILITIES (0.5%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
       200    NextEra Energy Capital Holdings, Inc.             6.35           10/01/2066            140
       174    NextEra Energy Capital Holdings, Inc.             6.65            6/15/2067            131
        50    NextEra Energy Capital Holdings, Inc.             7.30            9/01/2067             48
       300    PPL Capital Funding, Inc.                         6.70            3/30/2067            225
                                                                                             -----------
                                                                                                     544
                                                                                             -----------
              MULTI-UTILITIES (0.2%)
        50    Dominion Resources, Inc.                          7.50(f)         6/30/2066             42
       150    Dominion Resources, Inc.                          2.90(f)         9/30/2066            101
       500    WEC Energy Group, Inc.                            6.25            5/15/2067            373
                                                                                             -----------
                                                                                                     516
                                                                                             -----------
              Total Utilities                                                                      1,060
                                                                                             -----------
              Total Corporate Obligations (cost: $9,458)                                           7,689
                                                                                             -----------
              EURODOLLAR AND YANKEE OBLIGATIONS (1.0%)

              ENERGY (0.1%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
       400    TransCanada PipeLines Ltd.                        6.35            5/15/2067            256
                                                                                             -----------
              FINANCIALS (0.4%)
              -----------------
              LIFE & HEALTH INSURANCE (0.2%)
       370    Great-West Life & Annuity Insurance Capital,
                LP(b)                                           7.15(f)         5/16/2046            364
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
       200    QBE Capital Funding III Ltd. (b)                  7.25            5/24/2041            218
                                                                                             -----------
              REINSURANCE (0.1%)
       100    Swiss Re Capital I, LP (b)                        6.85(f)                 -(g)         100
                                                                                             -----------
              Total Financials                                                                       682
                                                                                             -----------
              MATERIALS (0.4%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
       200    Braskem Finance Ltd.                              6.45            2/03/2024            180
                                                                                             -----------
              DIVERSIFIED METALS & MINING (0.0%)
       100    Vedanta Resources plc (b)                         6.00            1/31/2019             59
                                                                                             -----------

================================================================================

13  | USAA Cornerstone Aggressive Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)         SECURITY                                        RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              GOLD (0.3%)
$      400    Kinross Gold Corp.                               5.95%            3/15/2024    $       322
       300    Newcrest Finance Proprietary Ltd. (b)            4.45            11/15/2021            278
                                                                                             -----------
                                                                                                     600
                                                                                             -----------
              Total Materials                                                                        839
                                                                                             -----------

              UTILITIES (0.1%)
              ----------------
              ELECTRIC UTILITIES (0.1%)
       250    Electricite De France S.A. (b)                   5.25                     -(g)         218
                                                                                             -----------
              Total Eurodollar and Yankee Obligations
                (cost: $2,277)                                                                     1,995
                                                                                             -----------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.2%)

              FINANCIALS (0.2%)
              -----------------
        83    Sequoia Mortgage Trust                           1.33(f)          9/20/2033             73
       258    Structured Asset Mortgage Investments, Inc.      0.93(f)          7/19/2035            237
        73    Wells Fargo Mortgage Backed Securities Trust     2.81(f)          4/25/2035             69
                                                                                             -----------
              Total Financials                                                                       379
                                                                                             -----------
              Total Collateralized Mortgage Obligations (cost: $387)                                 379
                                                                                             -----------

              COMMERCIAL MORTGAGE SECURITIES (1.5%)

              FINANCIALS (1.5%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.5%)
       100    Banc of America Commercial Mortgage, Inc.        5.87             7/10/2044            100
       100    Banc of America Commercial Mortgage, Inc.        5.42            10/10/2045            100
       200    Banc of America Commercial Mortgage, Inc.        6.26             2/10/2051            205
       200    Bear Stearns Commercial Mortgage Securities,
                Inc. (b)                                       5.66             9/11/2041            199
        50    Bear Stearns Commercial Mortgage Securities,
                Inc.                                           5.60            10/12/2041             50
        50    Citigroup Commercial Mortgage Trust              6.09             3/15/2049             50
        50    Citigroup Commercial Mortgage Trust              6.14            12/10/2049             41
       350    Commercial Mortgage Trust                        5.38            12/10/2046            333
       350    Credit Suisse Commercial Mortgage Pass-
                Through Trust                                  0.63             2/15/2040            332
       300    GE Capital Commercial Mortgage Corp.             5.43            11/10/2045            272
       200    GE Capital Commercial Mortgage Corp.             5.61            12/10/2049            199
        50    GMAC Commercial Mortgage Securities, Inc.        4.97            12/10/2041             51
       250    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                               5.94             4/17/2045            218
       300    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                               5.37             5/15/2047            302
        44    LB-UBS Commercial Mortgage Trust                 5.28             2/15/2041             43
       200    Merrill Lynch Mortgage Trust                     5.84             6/12/2050            195
        84    Morgan Stanley Capital I Trust                   5.19            11/14/2042             84
       100    Morgan Stanley Capital I Trust                   5.49             3/12/2044             95
       200    Wachovia Bank Commercial Mortgage Trust          5.90             5/15/2043            200
                                                                                             -----------
                                                                                                   3,069
                                                                                             -----------
              Total Financials                                                                     3,069
                                                                                             -----------
              Total Commercial Mortgage Securities (cost: $3,154)                                  3,069
                                                                                             -----------
              U.S. GOVERNMENT AGENCY ISSUES (0.6%)(h)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (0.6%)
       250    Fannie Mae (+)                                   2.15             1/25/2023            252
       500    Freddie Mac (+)                                  3.51             4/25/2030            536

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)         SECURITY                                        RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------------
$      300    Freddie Mac (+)                                  3.33%           5/25/2025     $       322
                                                                                             -----------
                                                                                                   1,110
                                                                                             -----------
              Total U.S. Government Agency Issues (cost: $1,074)                                   1,110
                                                                                             -----------

              U.S. TREASURY SECURITIES (3.6%)
              BONDS (2.9%)
     1,030    2.78%, 8/15/2044 (STRIP Principal) (i)                                                 475
     2,250    3.13%, 8/15/2044                                                                     2,494
       200    3.00%, 11/15/2044                                                                      216
       100    2.50%, 2/15/2045                                                                        98
     5,500    2.79%, 5/15/2045 (STRIP Principal) (i)                                               2,460
                                                                                             -----------
                                                                                                   5,743
                                                                                             -----------

              NOTES (0.7%)
       250    2.38%, 8/15/2024                                                                       264
       100    2.00%, 2/15/2025                                                                       102
     1,000    2.25%, 11/15/2025 (j)                                                                1,045
                                                                                             -----------
                                                                                                   1,411
                                                                                             -----------
              Total U.S. Treasury Securities (cost: $6,575)                                        7,154
                                                                                             -----------
              Total Bonds (cost: $22,925)                                                         21,396
                                                                                             -----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (6.4%)

              MONEY MARKET FUNDS (6.4%)
12,837,294    State Street Institutional Liquid Reserves Fund Premier Class, 0.42% (k)
                (cost: $12,837)                                                                   12,837
                                                                                             -----------

              TOTAL INVESTMENTS (COST: $213,076)                                             $   200,518
                                                                                             ===========

                                                                                           UNREALIZED
 NUMBER OF                                                                                APPRECIATION/
  CONTRACTS                                                  EXPIRATION      CONTRACT    (DEPRECIATION)
LONG/(SHORT)                                                    DATE        VALUE (000)       (000)
--------------------------------------------------------------------------------------------------------
              FUTURES (0.8%)
        15    10YR U.S. Treasury Note                          6/21/2016          1,958            (11)
        (3)   Russell 2000 Mini                                3/18/2016           (310)            (6)
                                                                             ----------    -----------

              TOTAL FUTURES                                                  $    1,648    $       (17)
                                                                             ==========    ===========

================================================================================

15  | USAA Cornerstone Aggressive Fund

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                                (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                              QUOTED PRICES        OTHER       SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT   UNOBSERVABLE
                                                  MARKETS        OBSERVABLE       INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                           TOTAL
--------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                            $         66,519    $         --    $        --   $    66,519
  Preferred Stocks                                       --           1,362             --         1,362
  Equity Exchange-Traded Funds                       11,799              --             --        11,799
  Fixed-Income Exchange-Traded Funds                 10,436              --             --        10,436
International Equity Securities:
  Common Stocks                                       4,029              --             --         4,029
  Exchange-Traded Funds                              65,023              --             --        65,023
  Fixed-Income Exchange-Traded Funds                  1,075              --             --         1,075
Precious Metals and Commodity-Related
Securities:
  Common Stocks                                          --              --              2             2
  Exchange-Traded Funds                               3,846              --             --         3,846
Global Real Estate Equity Securities:
  Common Stocks                                         774              --             --           774
  Preferred Stocks                                       --             292             --           292
  Exchange-Traded Funds                               1,128              --             --         1,128
Bonds:
  Corporate Obligations                                  --           7,539            150         7,689
  Eurodollar and Yankee Obligations                      --           1,995             --         1,995
  Collateralized Mortgage Obligations                    --             379             --           379
  Commercial Mortgage Securities                         --           3,069             --         3,069
  U.S. Government Agency Issues                          --           1,110             --         1,110
  U.S. Treasury Securities                            4,219           2,935             --         7,154
Money Market Instruments:
  Money Market Funds                                 12,837              --             --        12,837
--------------------------------------------------------------------------------------------------------
Total                                      $        181,685    $     18,681     $      152   $   200,518
--------------------------------------------------------------------------------------------------------

                                                (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                              QUOTED PRICES        OTHER       SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT   UNOBSERVABLE
                                                  MARKETS        OBSERVABLE       INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                        ASSETS                                           TOTAL
--------------------------------------------------------------------------------------------------------
Futures(1)                                 $            (17)   $         --    $        --   $       (17)
--------------------------------------------------------------------------------------------------------
Total                                      $            (17)   $          --   $        --   $       (17)
--------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/depreciation on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                               CORPORATE
                                                                COMMON STOCKS                OBLIGATIONS
--------------------------------------------------------------------------------------------------------
Balance as of May 31, 2015                                              $   -                       $126

Purchases                                                                 412                        171

Sales                                                                    (155)                      (171)

Transfers into Level 3                                                      -                          -

Transfers out of Level 3                                                    -                          -

Net realized gain (loss) on investments                                     -                          -

Change in net unrealized
appreciation/(depreciation) of investments                               (255)                        24
--------------------------------------------------------------------------------------------------------
Balance as of February 29, 2016                                         $   2                       $150
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2015, through February 29, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA Cornerstone Aggressive Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Aggressive Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

18  | USAA Cornerstone Aggressive Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of Fund NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation

================================================================================

19  | USAA Cornerstone Aggressive Fund

================================================================================

procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A2, and certain bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at February 29, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 29, 2016, were $6,298,000 and $18,856,000, respectively, resulting in net unrealized depreciation of $12,558,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $199,812,000 at February 29, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 37.9% of net assets at February 29, 2016.

================================================================================

21  | USAA Cornerstone Aggressive Fund

================================================================================

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT      Real estate investment trust
STRIPS    Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 29, 2016.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 29, 2016, was $2,000, which represented less than 0.1% of the Fund's net assets.
(d) Security was fair valued at February 29, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $152,000, which represented 0.1% of the Fund's net assets.
(e) At February 29, 2016, the issuer was in default with respect to interest and/or principal payments.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 29, 2016.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the
     Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(i) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(j) Securities with a value of $1,045,000 are segregated as collateral for initial margin requirements on open futures contracts.
(k) Rate represents the money market fund annualized seven-day yield at February 29, 2016.
*    Non-income-producing security.

================================================================================

23  | USAA Cornerstone Aggressive Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA CORNERSTONE CONSERVATIVE FUND
FEBRUARY 29, 2016

                                                                      (Form N-Q)

97460-0416                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE CONSERVATIVE FUND
February 29, 2016 (unaudited)

                                                                                                       MARKET
NUMBER                                                                                                  VALUE
OF SHARES  SECURITY                                                                                     (000)
-------------------------------------------------------------------------------------------------------------
           EQUITY & ALTERNATIVE FUNDS (17.5%)
   26,718  USAA Aggressive Growth Fund                                                             $      969
  139,092  USAA Emerging Markets Fund                                                                   1,772
   69,412  USAA Growth Fund                                                                             1,555
  154,208  USAA Income Stock Fund                                                                       2,500
  285,195  USAA International Fund                                                                      6,930
   72,861  USAA Precious Metals and Minerals Fund*                                                        836
  123,946  USAA S&P 500 Index Fund                                                                      3,432
  170,821  USAA Small Cap Stock Fund                                                                    2,414
  146,174  USAA Value Fund                                                                              2,517
                                                                                                   ----------
           Total Equity & Alternative Funds (cost: $24,437)                                            22,925
                                                                                                   ----------

           FIXED-INCOME FUNDS (81.1%)
2,536,917  USAA High Income Fund                                                                       18,037
2,360,077  USAA Income Fund                                                                            29,902
4,696,457  USAA Intermediate-Term Bond Fund                                                            47,669
1,208,814  USAA Short-Term Bond Fund                                                                   10,904
                                                                                                   ----------
           Total Fixed-Income Funds (cost: $113,520)                                                  106,512
                                                                                                   ----------

           MONEY MARKET INSTRUMENTS (1.3%)

           MONEY MARKET FUNDS (1.3%)
1,740,846  State Street Institutional Liquid Reserves Fund Premier Class, 0.42%(a) (cost: $1,741)       1,741
                                                                                                   ----------

           TOTAL INVESTMENTS (COST: $139,698)                                                      $  131,178
                                                                                                   ==========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                      (LEVEL 1)        (LEVEL 2)          (LEVEL 3)
                                    QUOTED PRICES        OTHER           SIGNIFICANT
                                      IN ACTIVE       SIGNIFICANT       UNOBSERVABLE
                                       MARKETS        OBSERVABLE           INPUTS
                                    FOR IDENTICAL       INPUTS
ASSETS                                  ASSETS                                                          TOTAL
-------------------------------------------------------------------------------------------------------------
Equity & Alternative Funds      $        22,925       $        --         $       --         $         22,925
Fixed-Income Funds                      106,512                --                 --                  106,512
Money Market Instruments:
  Money Market Funds                      1,741                --                 --                    1,741
-------------------------------------------------------------------------------------------------------------
Total                           $       131,178       $        --         $       --         $        131,178
-------------------------------------------------------------------------------------------------------------

For the period of June 1, 2015, through February 29, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

1  | USAA Cornerstone Conservative Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Cornerstone Conservative Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity and fixed-income mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Fund invests in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

================================================================================

2  | USAA Cornerstone Conservative Fund

================================================================================

2. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2016, were $523,000 and $9,043,000, respectively, resulting in net unrealized depreciation of $8,520,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $131,256,000 at February 29, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

3  | USAA Cornerstone Conservative Fund

================================================================================

E. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to the Fund's investment in the underlying USAA Funds for the nine-month period ended February 29, 2016 (in thousands):

                               Purchase       Sales       Dividend   Realized Gain       Market Value
Affiliated USAA Fund            Cost(a)      Proceeds      Income      (Loss)(b)    05/31/2015    02/29/2016
--------------------           --------      --------     --------   ------------- ------------  ------------
Aggressive Growth              $     83      $    600     $     13   $        (22)   $    1,666    $      969
Emerging Markets                     22           544           22           (172)        2,920         1,772
Growth                              365           277           17            (36)        1,707         1,555
High Income                      12,037             -          786               -        8,665        18,037
Income                            1,286        16,952          966           (673)       47,017        29,902
Income Stock                        456           334           57            (43)        2,710         2,500
Intermediate-Term Bond           20,005         2,995        1,392           (220)       33,238        47,669
International                     3,027             -          111               -        5,528         6,930
Precious Metals and Minerals          -           434            -           (347)        1,418           836
S&P 500 Index                     2,283           285           44            (18)        1,688         3,432
Short-Term Bond                   1,355        22,860          232           (309)       32,763        10,904
Small Cap Stock                   1,094            65           12            (25)        2,001         2,414
Value                             1,508           131           47            (27)        1,626         2,517

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES
(a) Rate represents the money market fund annualized seven-day yield at February 29, 2016.
*   Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  4

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA CORNERSTONE EQUITY FUND
FEBRUARY 29, 2016

                                                                      (Form N-Q)

97463-0416                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE EQUITY FUND
February 29, 2016 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (99.3%)
    118,961   USAA Aggressive Growth Fund                                                     $    4,312
    575,323   USAA Emerging Markets Fund                                                           7,330
    293,146   USAA Growth Fund                                                                     6,566
    627,603   USAA Income Stock Fund                                                              10,173
  1,099,180   USAA International Fund                                                             26,710
    222,343   USAA Precious Metals and Minerals Fund*                                              2,553
    479,708   USAA S&P 500 Index Fund                                                             13,283
    666,513   USAA Small Cap Stock Fund                                                            9,418
    575,631   USAA Value Fund                                                                      9,912
                                                                                              ----------
              Total Equity & Alternative Funds (cost: $97,067)                                    90,257
                                                                                              ----------
              MONEY MARKET INSTRUMENTS (0.6%)

              MONEY MARKET FUNDS (0.6%)
    527,785   State Street Institutional Liquid Reserves Fund Premier Class, 0.42%(a)
                  (cost: $528)                                                                       528
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $97,595)                                               $   90,785
                                                                                              ==========

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                               (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                             QUOTED PRICES        OTHER        SIGNIFICANT
                                               IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                MARKETS        OBSERVABLE         INPUTS
                                             FOR IDENTICAL       INPUTS
ASSETS                                          ASSETS                                             TOTAL
--------------------------------------------------------------------------------------------------------
Equity & Alternative Funds                   $      90,257     $        --     $         --   $   90,257
Money Market Instruments:
  Money Market Funds                                   528              --               --          528
--------------------------------------------------------------------------------------------------------
Total                                        $      90,785     $        --     $         --   $   90,785
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2015, through February 29, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

1  | USAA Cornerstone Equity Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the Cornerstone Equity Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund is a "fund of funds" in that it invests in a portfolio of underlying USAA equity mutual funds (underlying USAA Funds) managed by USAA Asset Management Company (the Manager), an affiliate of the Funds. The Fund invests in the Reward Shares of the USAA S&P 500 Index Fund and the Institutional Shares of the other underlying funds.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and the Manager, an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Investments in the underlying USAA Funds and other open-end investment companies, other than exchange-traded funds (ETFs) are valued at their net asset value (NAV) at the end of each business day.

================================================================================

2  | USAA Cornerstone Equity Fund

================================================================================

2. The underlying USAA Funds have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause a fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 29, 2016, were $1,305,000 and $8,115,000, respectively, resulting in net unrealized depreciation of $6,810,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $90,849,000 at February 29, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

================================================================================

3  | USAA Cornerstone Equity Fund

================================================================================

E. TRANSACTIONS WITH AFFILIATED FUNDS - The following tables provide details related to the Fund's investment in the underlying USAA Funds for the nine-month period ended February 29, 2016 (in thousands):

                                Purchase       Sales   Dividend  Realized Gain         Market Value
Affiliated USAA Fund             Cost(a)     Proceeds   Income     (Loss)(b)     05/31/2015   02/29/2016
--------------------------------------------------------------------------------------------------------
Aggressive Growth                 $  679       $2,642     $ 46           $  54      $ 6,900      $ 4,312
Emerging Markets                   1,959        2,898       81            (778)      10,684        7,330
Growth                               937        1,281       61              (5)       7,760        6,566
Income Stock                       2,139            -      200               -        9,161       10,173
International                      5,848        1,714      408            (122)      29,137       26,710
Precious Metals and Minerals         995        1,627        -            (528)       3,500        2,553
S&P 500 Index                      7,772            -      156               -        6,414       13,283
Small Cap Stock                    3,814            -       41               -        7,851        9,418
Value                              2,634            -      170               -        9,172        9,912

(a) Includes reinvestment of distributions from dividend income and realized gains.
(b) Includes capital gain distributions received, if any.

SPECIFIC NOTES

(a) Rate represents the money market fund annualized seven-day yield at February 29, 2016.
*      Non-income-producing security.

================================================================================

                                          Notes to Portfolio of Investments |  4

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
FEBRUARY 29, 2016

                                                                      (Form N-Q)

48470-0416                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY AGGRESSIVE FUND
February 29, 2016 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (36.8%)

              COMMON STOCKS (26.4%)

              CONSUMER DISCRETIONARY (3.9%)
              -----------------------------
              ADVERTISING (0.6%)
    160,300   Omnicom Group, Inc.                                                             $   12,473
                                                                                              ----------
              APPAREL RETAIL (0.4%)
      7,530   Caleres, Inc.                                                                          214
      9,830   Finish Line, Inc. "A"                                                                  179
    124,900   TJX Companies, Inc.                                                                  9,255
                                                                                              ----------
                                                                                                   9,648
                                                                                              ----------
              AUTO PARTS & EQUIPMENT (0.4%)
     42,600   BorgWarner, Inc.                                                                     1,392
     15,310   Dana Holding Corp.                                                                     190
     14,460   Gentex Corp.                                                                           211
      3,530   Gentherm, Inc.*                                                                        147
    160,300   Magna International, Inc.                                                            6,228
                                                                                              ----------
                                                                                                   8,168
                                                                                              ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
    394,700   Ford Motor Co.                                                                       4,938
      5,490   Thor Industries, Inc.                                                                  304
                                                                                              ----------
                                                                                                   5,242
                                                                                              ----------
              AUTOMOTIVE RETAIL (0.0%)
      4,370   CST Brands, Inc.                                                                       142
      3,420   Lithia Motors, Inc. "A"                                                                317
      3,350   Murphy USA, Inc.*                                                                      213
                                                                                              ----------
                                                                                                     672
                                                                                              ----------
              BROADCASTING (0.4%)
    157,800   CBS Corp. "B"                                                                        7,634
                                                                                              ----------
              FOOTWEAR (0.0%)
     14,270   Wolverine World Wide, Inc.                                                             270
                                                                                              ----------
              GENERAL MERCHANDISE STORES (0.5%)
     63,000   Dollar General Corp.                                                                 4,677
     74,300   Target Corp.                                                                         5,829
                                                                                              ----------
                                                                                                  10,506
                                                                                              ----------
              HOME IMPROVEMENT RETAIL (0.2%)
     30,100   Home Depot, Inc.                                                                     3,736
                                                                                              ----------
              HOMEBUILDING (0.0%)
     12,550   M/I Homes, Inc.*                                                                       220
      7,500   Meritage Homes Corp.*                                                                  244
        140   NVR, Inc.*                                                                             229
     33,740   TRI Pointe Group, Inc.*                                                                348
                                                                                              ----------
                                                                                                   1,041
                                                                                              ----------

================================================================================

1  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HOTELS, RESORTS & CRUISE LINES (0.7%)
    260,800   Carnival Corp.                                                                  $   12,508
     34,100   Royal Caribbean Cruises Ltd.                                                         2,536
                                                                                              ----------
                                                                                                  15,044
                                                                                              ----------
              INTERNET RETAIL (0.1%)
      3,500   Amazon.com, Inc.*                                                                    1,934
                                                                                              ----------
              PUBLISHING (0.0%)
     13,420   Gannett Co., Inc.                                                                      205
      5,660   Meredith Corp.                                                                         246
                                                                                              ----------
                                                                                                     451
                                                                                              ----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     73,000   H&R Block, Inc.                                                                      2,400
                                                                                              ----------
              SPECIALTY STORES (0.1%)
      7,840   Dick's Sporting Goods, Inc.                                                            333
     21,710   Hibbett Sports, Inc.*                                                                  771
                                                                                              ----------
                                                                                                   1,104
                                                                                              ----------
              TIRES & RUBBER (0.2%)
    117,600   Goodyear Tire & Rubber Co.                                                           3,542
                                                                                              ----------
              Total Consumer Discretionary                                                        83,865
                                                                                              ----------
              CONSUMER STAPLES (2.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.0%)
      5,110   Ingredion, Inc.                                                                        517
                                                                                              ----------
              DRUG RETAIL (0.7%)
     79,480   CVS Health Corp.                                                                     7,723
     95,300   Walgreens Boots Alliance, Inc.                                                       7,523
                                                                                              ----------
                                                                                                  15,246
                                                                                              ----------
              FOOD RETAIL (0.3%)
      3,640   Casey's General Stores, Inc.                                                           384
    135,400   Kroger Co.                                                                           5,404
                                                                                              ----------
                                                                                                   5,788
                                                                                              ----------
              HOUSEHOLD PRODUCTS (0.3%)
      9,410   Church & Dwight Co., Inc.                                                              854
     69,800   Procter & Gamble Co.                                                                 5,604
                                                                                              ----------
                                                                                                   6,458
                                                                                              ----------
              PACKAGED FOODS & MEAT (0.0%)
     15,920   Flowers Foods, Inc.                                                                    273
                                                                                              ----------
              SOFT DRINKS (0.5%)
    100,900   PepsiCo, Inc.                                                                        9,870
                                                                                              ----------
              TOBACCO (0.2%)
     23,900   Altria Group, Inc.                                                                   1,472
     61,100   Reynolds American, Inc.                                                              3,081
                                                                                              ----------
                                                                                                   4,553
                                                                                              ----------
              Total Consumer Staples                                                              42,705
                                                                                              ----------

              ENERGY (1.5%)
              -------------
              INTEGRATED OIL & GAS (0.8%)
     17,430   Chevron Corp.                                                                        1,454
     52,800   Exxon Mobil Corp.                                                                    4,232
    179,800   Occidental Petroleum Corp.                                                          12,374
                                                                                              ----------
                                                                                                  18,060
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS DRILLING (0.0%)
     18,980   Atwood Oceanics, Inc.                                                           $      131
                                                                                              ----------
              OIL & GAS EQUIPMENT & SERVICES (0.3%)
     84,550   Halliburton Co.                                                                      2,729
     20,860   Helix Energy Solutions Group, Inc.*                                                     81
     15,070   Hornbeck Offshore Services, Inc.*                                                      130
     53,900   Schlumberger Ltd.                                                                    3,866
                                                                                              ----------
                                                                                                   6,806
                                                                                              ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.4%)
     16,901   California Resources Corp.                                                               9
     10,900   Cimarex Energy Co.                                                                     916
     92,100   ConocoPhillips                                                                       3,116
     54,700   EOG Resources, Inc.                                                                  3,541
                                                                                              ----------
                                                                                                   7,582
                                                                                              ----------
              OIL & GAS REFINING & MARKETING (0.0%)
     10,260   Green Plains, Inc.                                                                     140
      3,850   REX American Resources Corp.*                                                          194
                                                                                              ----------
                                                                                                     334
                                                                                              ----------
              Total Energy                                                                        32,913
                                                                                              ----------
              FINANCIALS (3.8%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
      7,430   Eaton Vance Corp.                                                                      215
      9,130   Waddell & Reed Financial, Inc. "A"                                                     214
                                                                                              ----------
                                                                                                     429
                                                                                              ----------
              CONSUMER FINANCE (0.4%)
      4,730   Encore Capital Group, Inc.*                                                            110
    289,554   Synchrony Financial*                                                                 7,803
                                                                                              ----------
                                                                                                   7,913
                                                                                              ----------
              DIVERSIFIED BANKS (1.8%)
  1,547,200   Bank of America Corp.                                                               19,371
    164,017   Citigroup, Inc.                                                                      6,372
    216,000   JPMorgan Chase & Co.                                                                12,161
                                                                                              ----------
                                                                                                  37,904
                                                                                              ----------
              INVESTMENT BANKING & BROKERAGE (0.0%)
     13,370   Raymond James Financial, Inc.                                                          586
                                                                                              ----------
              LIFE & HEALTH INSURANCE (0.0%)
      8,270   American Equity Investment Life Insurance Co.                                          112
                                                                                              ----------
              MULTI-LINE INSURANCE (0.0%)
      2,420   American Financial Group, Inc.                                                         162
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (0.4%)
      4,610   AMERISAFE, Inc.                                                                        237
     51,520   Chubb Ltd.                                                                           5,952
      3,190   Hanover Insurance Group, Inc.                                                          265
     16,730   Old Republic International Corp.                                                       298
      9,100   Selective Insurance Group, Inc.                                                        305
      5,010   W.R. Berkley Corp.                                                                     258
                                                                                              ----------
                                                                                                   7,315
                                                                                              ----------
              REGIONAL BANKS (1.2%)
      3,150   Bank of Hawaii Corp.                                                                   200
    135,700   BB&T Corp.                                                                           4,364
     12,980   Cathay General Bancorp                                                                 347
      3,090   Cullen/Frost Bankers, Inc.                                                             148
     17,340   F.N.B. Corp.                                                                           213
    508,800   Fifth Third Bancorp                                                                  7,764

================================================================================

3  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     10,770   FirstMerit Corp.                                                                $      211
     13,740   Fulton Financial Corp.                                                                 173
  1,013,900   KeyCorp                                                                             10,697
     26,030   National Penn Bancshares, Inc.                                                         290
     18,400   PNC Financial Services Group, Inc.                                                   1,496
      3,910   Prosperity Bancshares, Inc.                                                            158
     15,680   TCF Financial Corp.                                                                    178
      9,750   Webster Financial Corp.                                                                328
     13,920   Wilshire Bancorp, Inc.                                                                 137
                                                                                              ----------
                                                                                                  26,704
                                                                                              ----------
              REINSURANCE (0.0%)
        480   Alleghany Corp.*                                                                       223
      3,500   Endurance Specialty Holdings Ltd.                                                      218
      2,970   Reinsurance Group of America, Inc.                                                     267
                                                                                              ----------
                                                                                                     708
                                                                                              ----------
              SPECIALIZED FINANCE (0.0%)
      5,290   Atlas Air Worldwide Holdings, Inc.*                                                    192
                                                                                              ----------
              THRIFTS & MORTGAGE FINANCE (0.0%)
     19,190   Astoria Financial Corp.                                                                286
     12,590   Washington Federal, Inc.                                                               267
                                                                                              ----------
                                                                                                     553
                                                                                              ----------
              Total Financials                                                                    82,578
                                                                                              ----------
              HEALTH CARE (4.3%)
              ------------------
              BIOTECHNOLOGY (1.6%)
    294,940   AbbVie, Inc.                                                                        16,107
     41,900   Amgen, Inc.                                                                          5,961
      5,410   Enanta Pharmaceuticals, Inc.*                                                          154
    144,500   Gilead Sciences, Inc.                                                               12,608
      2,890   United Therapeutics Corp.*                                                             352
                                                                                              ----------
                                                                                                  35,182
                                                                                              ----------
              HEALTH CARE DISTRIBUTORS (0.2%)
     22,100   McKesson Corp.                                                                       3,439
      7,540   Owens & Minor, Inc.                                                                    297
                                                                                              ----------
                                                                                                   3,736
                                                                                              ----------
              HEALTH CARE EQUIPMENT (0.5%)
      4,110   CONMED Corp.                                                                           163
      6,010   Greatbatch, Inc.*                                                                      227
    246,800   Hologic, Inc.*                                                                       8,547
      4,660   Masimo Corp.*                                                                          176
      4,150   Teleflex, Inc.                                                                         593
                                                                                              ----------
                                                                                                   9,706
                                                                                              ----------
              HEALTH CARE FACILITIES (0.0%)
     12,770   Ensign Group, Inc.                                                                     262
                                                                                              ----------
              HEALTH CARE SERVICES (0.0%)
      2,040   Chemed Corp.                                                                           262
      6,130   MEDNAX, Inc.*                                                                          411
                                                                                              ----------
                                                                                                     673
                                                                                              ----------
              HEALTH CARE SUPPLIES (0.0%)
      6,050   Anika Therapeutics, Inc.*                                                              273
                                                                                              ----------
              LIFE SCIENCES TOOLS & SERVICES (0.0%)
      1,410   Bio-Rad Laboratories, Inc. "A"*                                                        190
      4,970   Cambrex Corp.*                                                                         192
                                                                                              ----------
                                                                                                     382
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MANAGED HEALTH CARE (0.2%)
     31,500   UnitedHealth Group, Inc.                                                        $    3,752
                                                                                              ----------
              PHARMACEUTICALS (1.8%)
     21,800   Allergan plc*                                                                        6,324
     17,290   DepoMed, Inc.*                                                                         264
     54,890   Johnson & Johnson                                                                    5,775
      3,970   Lannett Co., Inc.*                                                                     100
    235,900   Merck & Co., Inc.                                                                   11,845
    504,802   Pfizer, Inc.                                                                        14,977
      8,240   Prestige Brands Holdings, Inc.*                                                        403
                                                                                              ----------
                                                                                                  39,688
                                                                                              ----------
              Total Health Care                                                                   93,654
                                                                                              ----------

              INDUSTRIALS (3.2%)
              ------------------
              AEROSPACE & DEFENSE (0.8%)
     13,400   Boeing Co.                                                                           1,584
     49,800   Honeywell International, Inc.                                                        5,047
     10,800   Lockheed Martin Corp.                                                                2,331
      4,040   Moog, Inc. "A"*                                                                        174
     20,000   Raytheon Co.                                                                         2,477
    124,400   Spirit AeroSystems Holdings, Inc. "A"*                                               5,722
      3,090   Teledyne Technologies, Inc.*                                                           263
                                                                                              ----------
                                                                                                  17,598
                                                                                              ----------
              AGRICULTURAL & FARM MACHINERY (0.0%)
      4,370   AGCO Corp.                                                                             216
                                                                                              ----------
              AIRLINES (0.3%)
     26,710   JetBlue Airways Corp.*                                                                 588
     57,800   Southwest Airlines Co.                                                               2,425
     43,600   United Continental Holdings, Inc.*                                                   2,496
                                                                                              ----------
                                                                                                   5,509
                                                                                              ----------
              BUILDING PRODUCTS (0.2%)
    114,400   Masco Corp.                                                                          3,226
      2,480   Universal Forest Products, Inc.                                                        190
                                                                                              ----------
                                                                                                   3,416
                                                                                              ----------
              COMMERCIAL PRINTING (0.0%)
      5,590   Deluxe Corp.                                                                           321
                                                                                              ----------
              CONSTRUCTION & ENGINEERING (0.0%)
      5,550   EMCOR Group, Inc.                                                                      255
                                                                                              ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.0%)
      7,360   Trinity Industries, Inc.                                                               117
                                                                                              ----------
              DIVERSIFIED SUPPORT SERVICES (0.0%)
      3,800   G & K Services, Inc. "A"                                                               252
      1,780   UniFirst Corp.                                                                         188
                                                                                              ----------
                                                                                                     440
                                                                                              ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
     62,600   Eaton Corp. plc                                                                      3,550
      4,520   EnerSys                                                                                232
                                                                                              ----------
                                                                                                   3,782
                                                                                              ----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
      7,410   ABM Industries, Inc.                                                                   233
                                                                                              ----------
              HEAVY ELECTRICAL EQUIPMENT (0.0%)
      4,050   AZZ, Inc.                                                                              205
                                                                                              ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
      7,260   Korn/Ferry International                                                               206

================================================================================

5  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
      5,960   ManpowerGroup, Inc.                                                             $      462
      3,550   On Assignment, Inc.*                                                                   117
                                                                                              ----------
                                                                                                     785
                                                                                              ----------
              INDUSTRIAL CONGLOMERATES (1.2%)
     55,770   Carlisle Companies, Inc.                                                             5,028
    721,959   General Electric Co.                                                                21,038
                                                                                              ----------
                                                                                                  26,066
                                                                                              ----------
              INDUSTRIAL MACHINERY (0.5%)
      5,150   Barnes Group, Inc.                                                                     177
      3,550   Crane Co.                                                                              174
      2,810   Graco, Inc.                                                                            220
      6,990   Mueller Industries, Inc.                                                               183
      3,940   Nordson Corp.                                                                          282
     93,700   Stanley Black & Decker, Inc.                                                         8,809
                                                                                              ----------
                                                                                                   9,845
                                                                                              ----------
              MARINE (0.0%)
     11,450   Matson, Inc.                                                                           459
                                                                                              ----------
              OFFICE SERVICES & SUPPLIES (0.0%)
      5,940   Essendant, Inc.                                                                        175
                                                                                              ----------
              RAILROADS (0.0%)
      4,280   Genesee & Wyoming, Inc. "A"*                                                           243
                                                                                              ----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
      4,280   Applied Industrial Technologies, Inc.                                                  165
      4,520   GATX Corp.                                                                             194
                                                                                              ----------
                                                                                                     359
                                                                                              ----------
              TRUCKING (0.0%)
     13,090   Knight Transportation, Inc.                                                            317
                                                                                              ----------
              Total Industrials                                                                   70,341
                                                                                              ----------
              INFORMATION TECHNOLOGY (5.5%)
              -----------------------------
              APPLICATION SOFTWARE (0.4%)
    112,500   Citrix Systems, Inc.*                                                                7,948
      6,790   Ebix, Inc.                                                                             251
     10,520   Mentor Graphics Corp.                                                                  201
     16,370   Synopsys, Inc.*                                                                        733
                                                                                              ----------
                                                                                                   9,133
                                                                                              ----------
              COMMUNICATIONS EQUIPMENT (0.9%)
     11,520   Arris International plc*                                                               275
    510,817   Cisco Systems, Inc.                                                                 13,373
      3,600   Plantronics, Inc.                                                                      135
    100,800   QUALCOMM, Inc.                                                                       5,120
                                                                                              ----------
                                                                                                  18,903
                                                                                              ----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
     22,100   Alliance Data Systems Corp.*                                                         4,644
      8,730   Broadridge Financial Solutions, Inc.                                                   490
     14,060   Convergys Corp.                                                                        362
      7,750   CSG Systems International, Inc.                                                        294
      2,720   DST Systems, Inc.                                                                      284
      2,980   Global Payments, Inc.                                                                  182
      8,700   Jack Henry & Associates, Inc.                                                          716
     72,800   MasterCard, Inc. "A"                                                                 6,328
      8,410   Sykes Enterprises, Inc.*                                                               256
                                                                                              ----------
                                                                                                  13,556
                                                                                              ----------
              ELECTRONIC COMPONENTS (0.0%)
      2,380   Littelfuse, Inc.                                                                       270
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
      8,360   Keysight Technologies, Inc.*                                                    $      218
                                                                                              ----------
              ELECTRONIC MANUFACTURING SERVICES (0.0%)
     16,730   Jabil Circuit, Inc.                                                                    349
      5,660   Methode Electronics, Inc.                                                              162
      6,030   Plexus Corp.*                                                                          219
                                                                                              ----------
                                                                                                     730
                                                                                              ----------
              INTERNET SOFTWARE & SERVICES (1.0%)
     25,660   Alphabet, Inc. "A"*                                                                 18,404
     35,100   Facebook, Inc. "A"*                                                                  3,753
      2,580   J2 Global, Inc.                                                                        188
                                                                                              ----------
                                                                                                  22,345
                                                                                              ----------
              IT CONSULTING & OTHER SERVICES (0.0%)
     19,700   Computer Sciences Corp.                                                                568
                                                                                              ----------
              SEMICONDUCTOR EQUIPMENT (0.1%)
    121,100   Applied Materials, Inc.                                                              2,285
      4,260   Cabot Microelectronics Corp.*                                                          164
      5,420   MKS Instruments, Inc.                                                                  179
      6,790   Tessera Technologies, Inc.                                                             200
                                                                                              ----------
                                                                                                   2,828
                                                                                              ----------
              SEMICONDUCTORS (0.2%)
     74,670   Intel Corp.                                                                          2,210
    105,100   Micron Technology, Inc.*                                                             1,117
                                                                                              ----------
                                                                                                   3,327
                                                                                              ----------
              SYSTEMS SOFTWARE (1.5%)
    437,260   Microsoft Corp.                                                                     22,248
    260,400   Oracle Corp.                                                                         9,577
                                                                                              ----------
                                                                                                  31,825
                                                                                              ----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
      6,670   Arrow Electronics, Inc.*                                                               381
      7,250   Avnet, Inc.                                                                            298
      2,590   ePlus, Inc.*                                                                           195
     10,820   Ingram Micro, Inc. "A"                                                                 387
      2,910   SYNNEX Corp.                                                                           274
      2,240   Tech Data Corp.*                                                                       158
                                                                                              ----------
                                                                                                   1,693
                                                                                              ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.7%)
    118,040   Apple, Inc.                                                                         11,413
    155,500   HP, Inc.                                                                             1,662
     35,300   Western Digital Corp.                                                                1,537
                                                                                              ----------
                                                                                                  14,612
                                                                                              ----------
              Total Information Technology                                                       120,008
                                                                                              ----------

              MATERIALS (0.7%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
     20,000   LyondellBasell Industries N.V. "A"                                                   1,604
                                                                                              ----------
              DIVERSIFIED CHEMICALS (0.3%)
     38,200   Dow Chemical Co.                                                                     1,857
    323,100   Huntsman Corp.                                                                       3,509
                                                                                              ----------
                                                                                                   5,366
                                                                                              ----------
              DIVERSIFIED METALS & MINING (0.0%)
      2,720   Compass Minerals International, Inc.                                                   185
     43,000   Freeport-McMoRan, Inc.                                                                 328
                                                                                              ----------
                                                                                                     513
                                                                                              ----------

================================================================================

7  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              METAL & GLASS CONTAINERS (0.0%)
      3,320   AptarGroup, Inc.                                                                $      245
                                                                                              ----------
              PAPER PACKAGING (0.2%)
     90,970   Bemis Co., Inc.                                                                      4,464
      4,790   Sonoco Products Co.                                                                    209
                                                                                              ----------
                                                                                                   4,673
                                                                                              ----------
              PAPER PRODUCTS (0.0%)
     10,880   KapStone Paper & Packaging Corp.                                                       111
                                                                                              ----------
              SPECIALTY CHEMICALS (0.1%)
      7,940   Albemarle Corp.                                                                        446
      3,890   Innospec, Inc.                                                                         169
      4,280   Stepan Co.                                                                             213
      6,300   Valspar Corp.                                                                          493
                                                                                              ----------
                                                                                                   1,321
                                                                                              ----------
              STEEL (0.0%)
      5,290   Reliance Steel & Aluminum Co.                                                          322
                                                                                              ----------
              Total Materials                                                                     14,155
                                                                                              ----------

              TELECOMMUNICATION SERVICES (0.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
    275,055   Verizon Communications, Inc.                                                        13,954
                                                                                              ----------

              UTILITIES (0.9%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
     11,570   ALLETE, Inc.                                                                           613
     67,200   American Electric Power Co., Inc.                                                    4,150
     36,800   Duke Energy Corp.                                                                    2,733
     95,700   Edison International                                                                 6,523
     31,400   NextEra Energy, Inc.                                                                 3,543
     12,100   OGE Energy Corp.                                                                       301
                                                                                              ----------
                                                                                                  17,863
                                                                                              ----------
              GAS UTILITIES (0.0%)
      3,110   Laclede Group, Inc.                                                                    204
     12,750   South Jersey Industries, Inc.                                                          324
                                                                                              ----------
                                                                                                     528
                                                                                              ----------
              MULTI-UTILITIES (0.1%)
      6,770   Avista Corp.                                                                           256
     11,000   NorthWestern Corp.                                                                     653
                                                                                              ----------
                                                                                                     909
                                                                                              ----------
              Total Utilities                                                                     19,300
                                                                                              ----------
              Total Common Stocks (cost: $538,188)                                               573,473
                                                                                              ----------
              PREFERRED STOCKS (1.4%)

              CONSUMER STAPLES (0.4%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.4%)
     90,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)           9,484
                                                                                              ----------

              ENERGY (0.5%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.0%)
      8,600   Chesapeake Energy Corp., 5.75%, perpetual(a)                                         1,064
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
      2,500   Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)                       $    1,973
    369,399   NuStar Logistics, LP, 7.63%                                                          8,196
                                                                                              ----------
                                                                                                  10,169
                                                                                              ----------
              Total Energy                                                                        11,233
                                                                                              ----------
              FINANCIALS (0.5%)
              -----------------
              LIFE & HEALTH INSURANCE (0.5%)
    381,253   Delphi Financial Group, Inc., 7.38%, cumulative redeemable                           9,508
                                                                                              ----------
              REINSURANCE (0.0%)
      3,000   American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired
              1/23/2007 - 3/02/2007; cost $3,065*(b),(c)                                             750
                                                                                              ----------
              Total Financials                                                                    10,258
                                                                                              ----------
              Total Preferred Stocks (cost: $39,042)                                              30,975
                                                                                              ----------
              EXCHANGE-TRADED FUNDS (4.6%)
     44,300   iShares Core S&P 500 ETF                                                             8,617
    176,470   iShares Core U.S. Aggregate Bond ETF                                                19,428
    272,300   iShares MSCI USA Minimum Volatility ETF                                             11,347
    256,100   PowerShares DB Commodity Index Tracking Fund*                                        3,265
     17,200   SPDR S&P 500 ETF Trust                                                               3,329
    220,300   Vanguard Mid-Cap ETF                                                                24,782
    149,900   Vanguard Small-Cap Value ETF                                                        14,071
    175,970   Vanguard Total Stock Market ETF                                                     17,308
                                                                                              ----------
              Total Exchange-Traded Funds (cost: $104,182)                                       102,147
                                                                                              ----------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (4.4%)
     41,590   iShares 20+ Year Treasury Bond ETF(d)                                                5,448
    212,700   iShares 7-10 Year Treasury Bond ETF                                                 23,516
    148,200   iShares iBoxx High Yield Corporate Bond ETF                                         11,868
     98,610   iShares iBoxx Investment Grade Corporate Bond ETF(d)                                11,341
    516,500   Vanguard Total Bond Market ETF                                                      42,482
                                                                                              ----------
              Total Fixed-Income Exchange-Traded Funds (cost: $92,873)                            94,655
                                                                                              ----------
              Total U.S. Equity Securities (cost: $774,285)                                      801,250
                                                                                              ----------
              INTERNATIONAL EQUITY SECURITIES (25.8%)

              COMMON STOCKS (1.6%)

              ENERGY (0.5%)
              -------------
              INTEGRATED OIL & GAS (0.5%)
    232,500   Royal Dutch Shell plc ADR "A"                                                       10,574
                                                                                              ----------
              FINANCIALS (0.2%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.2%)
    144,200   XL Group plc                                                                         4,958
                                                                                              ----------
              HEALTH CARE (0.6%)
              ------------------
              HEALTH CARE EQUIPMENT (0.5%)
    152,900   Medtronic plc                                                                       11,833
                                                                                              ----------

================================================================================

9  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              PHARMACEUTICALS (0.1%)
     95,000   Roche Holdings Ltd. ADR                                                         $    3,045
                                                                                              ----------
              Total Health Care                                                                   14,878
                                                                                              ----------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              SEMICONDUCTORS (0.1%)
     22,439   NXP Semiconductors N.V.*                                                             1,598
                                                                                              ----------
              TELECOMMUNICATION SERVICES (0.2%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
    120,200   Vodafone Group plc ADR                                                               3,654
                                                                                              ----------
              Total Common Stocks (cost: $37,367)                                                 35,662
                                                                                              ----------
              EXCHANGE-TRADED FUNDS (23.6%)
  2,899,975   iShares Core MSCI EAFE ETF                                                         144,013
  1,316,686   iShares Core MSCI Emerging Markets ETF                                              48,691
    489,900   iShares Currency Hedged MSCI EAFE ETF                                               11,326
    256,400   iShares MSCI Canada Index Fund                                                       5,546
    436,000   iShares MSCI EAFE Minimum Volatility ETF                                            27,538
    100,000   iShares MSCI Emerging Markets Minimum Volatility ETF                                 4,703
    174,762   iShares MSCI Turkey ETF                                                              6,550
    234,100   PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                            7,716
    677,100   PowerShares FTSE RAFI Emerging Markets Portfolio                                     9,093
    968,400   Schwab Fundamental International Large Co. Index ETF                                21,285
     56,000   SPDR S&P China ETF                                                                   3,540
    107,983   SPDR S&P Emerging Markets SmallCap ETF                                               3,844
    290,870   Vanguard FTSE All-World ex-US ETF                                                   11,629
  2,804,000   Vanguard FTSE Developed Markets ETF                                                 94,270
  1,117,000   Vanguard FTSE Europe ETF                                                            50,902
    170,548   WisdomTree Emerging Markets High Dividend Fund                                       5,285
    182,288   WisdomTree Emerging Markets SmallCap Dividend Fund                                   6,231
    363,700   WisdomTree Europe Hedged Equity Fund                                                18,178
    693,900   WisdomTree India Earnings Fund                                                      11,713
    491,400   WisdomTree Japan Hedged Equity Fund                                                 20,452
                                                                                              ----------
              Total Exchange-Traded Funds (cost: $569,568)                                       512,505
                                                                                              ----------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (0.6%)
    123,250   iShares J.P. Morgan USD Emerging Markets Bond Fund ETF (cost: $13,004)              13,235
                                                                                              ----------
              Total International Equity Securities (cost: $619,939)                             561,402
                                                                                              ----------
              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.7%)

              GOLD (0.3%)

              AFRICAN GOLD COMPANIES (0.1%)
     33,000   AngloGold Ashanti Ltd. ADR*                                                            430
     64,000   Gold Fields Ltd. ADR                                                                   273
    162,000   Harmony Gold Mining Co. Ltd. ADR*                                                      528
                                                                                              ----------
                                                                                                   1,231
                                                                                              ----------
              AUSTRALIAN GOLD COMPANIES (0.0%)
     66,000   Newcrest Mining Ltd.*(e)                                                               832
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EUROPEAN GOLD COMPANIES (0.0%)
      6,700   Randgold Resources Ltd. ADR                                                     $      611
                                                                                              ----------
              NORTH AMERICAN GOLD COMPANIES (0.2%)
     10,200   Agnico-Eagle Mines Ltd.                                                                359
     80,395   Alamos Gold, Inc. "A"                                                                  368
     35,351   AuRico Metals, Inc.*                                                                    16
    165,000   B2Gold Corp.*                                                                          184
     23,000   Barrick Gold Corp.                                                                     319
     48,000   Centerra Gold, Inc.                                                                    264
    240,000   Dundee Precious Metals, Inc.*                                                          197
     91,000   Eldorado Gold Corp.                                                                    273
     21,000   Goldcorp, Inc.                                                                         301
    196,721   Hycroft Mining Corp., acquired 6/05/2015 - 12/01/2015; cost $7,510*(b),(c)              59
    150,000   Kinross Gold Corp.*                                                                    441
    162,000   New Gold, Inc.*                                                                        549
     13,000   Newmont Mining Corp.                                                                   336
     91,400   Primero Mining Corp.*                                                                  150
      8,800   Royal Gold, Inc.                                                                       408
     67,884   SEMAFO, Inc.*                                                                          241
     83,000   Yamana Gold, Inc.                                                                      236
                                                                                              ----------
                                                                                                   4,701
                                                                                              ----------
              SOUTH AMERICAN GOLD COMPANIES (0.0%)
     44,000   Compania de Minas Buenaventura S.A. ADR*                                               230
                                                                                              ----------
              Total Gold (cost: $16,857)                                                           7,605
                                                                                              ----------
              SILVER (0.1%)
     54,000   Pan American Silver Corp.                                                              518
     25,000   Silver Wheaton Corp.                                                                   393
     77,000   Tahoe Resources, Inc.                                                                  712
                                                                                              ----------
              Total Silver (cost: $2,188)                                                          1,623
                                                                                              ----------
              EXCHANGE-TRADED FUNDS (1.3%)
    224,000   First Trust Global Tactical Commodity Strategy Fund*                                 4,400
    297,334   iShares Silver Trust*                                                                4,222
    471,000   United States Commodity Index Fund*                                                 18,633
                                                                                              ----------
              Total Exchange-Traded Funds (cost: $32,834)                                         27,255
                                                                                              ----------
              Total Precious Metals and Commodity-Related Securities (cost: $51,879)              36,483
                                                                                              ----------
              GLOBAL REAL ESTATE EQUITY SECURITIES (0.6%)

              COMMON STOCKS (0.2%)

              REAL ESTATE SERVICES (0.0%)
      3,540   Jones Lang LaSalle, Inc.                                                               361
                                                                                              ----------
              REITs - DIVERSIFIED (0.0%)
    108,472   BGP Holdings plc, acquired 8/06/2009; cost: $0*(b),(c)                                  --
      9,940   PS Business Parks, Inc.                                                                913
                                                                                              ----------
                                                                                                     913
                                                                                              ----------
              REITs - MORTGAGE (0.1%)
     98,700   Capstead Mortgage Corp.                                                                958
                                                                                              ----------

================================================================================

11  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REITs - RETAIL (0.0%)
     11,900   Taubman Centers, Inc.                                                           $      843
                                                                                              ----------
              REITs - SPECIALIZED (0.1%)
     22,150   Corrections Corp. of America                                                           641
     15,440   Lamar Advertising Co.                                                                  882
                                                                                              ----------
              Total REITs - Specialized                                                            1,523
                                                                                              ----------
              Total Common Stocks (cost: $4,795)                                                   4,598
                                                                                              ----------
              PREFERRED STOCKS (0.1%)

              REITs - MORTGAGE (0.1%)
              -----------------------
     60,000   Arbor Realty Trust, Inc., 7.38%* (cost: $1,500)                                      1,434
                                                                                              ----------
              EXCHANGE-TRADED FUNDS (0.3%)
     85,700   Vanguard REIT ETF (cost: $6,819)                                                     6,574
                                                                                              ----------
              Total Global Real Estate Equity Securities (cost: $13,114)                          12,606
                                                                                              ----------

PRINCIPAL
AMOUNT                                                         COUPON
(000)                                                            RATE            MATURITY
--------------------------------------------------------------------------------------------------------
              BONDS (30.8%)

              CORPORATE OBLIGATIONS (10.9%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              SPECIALTY STORES (0.1%)
$     2,000   Guitar Center, Inc. (a)                            6.50%          4/15/2019          1,720
      1,000   Toys R Us Property Co. II, LLC                     8.50          12/01/2017            947
                                                                                              ----------
                                                                                                   2,667
                                                                                              ----------
              Total Consumer Discretionary                                                         2,667
                                                                                              ----------
              ENERGY (1.4%)
              -------------
              OIL & GAS DRILLING (0.0%)
      3,683   Schahin II Finance Co. SPV Ltd. (a),(f)            5.88           9/25/2023            628
                                                                                              ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
      2,500   Newfield Exploration Co.                           5.38           1/01/2026          2,175
                                                                                              ----------
              OIL & GAS STORAGE & TRANSPORTATION (1.3%)
     12,000   DCP Midstream, LLC (a)                             5.85           5/21/2043          6,420
      1,300   Enbridge Energy Partners, LP                       7.38          10/15/2045          1,211
      8,680   Enbridge Energy Partners, LP                       8.05          10/01/2077          5,924
     13,030   Energy Transfer Partners, LP                       3.63(g)       11/01/2066          6,254
      7,980   Enterprise Products Operating, LLC                 7.00           6/01/2067          5,618
      1,900   Martin Midstream Partners, LP                      7.25           2/15/2021          1,530
      2,352   Southern Union Co.                                 3.63(g)       11/01/2066            917
                                                                                              ----------
                                                                                                  27,874
                                                                                              ----------
              Total Energy                                                                        30,677
                                                                                              ----------
              FINANCIALS (6.7%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
      9,200   Prospect Capital Corp.                             5.00           7/15/2019          8,427
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              DIVERSIFIED BANKS (0.2%)
$     5,000   JPMorgan Chase Capital XIII                        1.55%(g)       9/30/2034     $    3,836
                                                                                              ----------
              LIFE & HEALTH INSURANCE (1.2%)
      9,342   Lincoln National Corp.                             7.00(g)        5/17/2066          6,119
      1,000   Lincoln National Corp.                             6.05           4/20/2067            653
      7,800   Prudential Financial, Inc.                         5.63           6/15/2043          7,716
      2,135   Prudential Financial, Inc.                         5.20           3/15/2044          2,004
     10,935   StanCorp Financial Group, Inc.                     6.90           6/01/2067          8,775
                                                                                              ----------
                                                                                                  25,267
                                                                                              ----------
              MULTI-LINE INSURANCE (1.0%)
     15,127   Genworth Holdings, Inc.                            6.15          11/15/2066          3,252
     12,255   Glen Meadow Pass-Through Trust (a)                 6.51           2/12/2067          9,069
     10,510   Nationwide Mutual Insurance Co. (a)                2.80(g)       12/15/2024         10,242
                                                                                              ----------
                                                                                                  22,563
                                                                                              ----------
              MULTI-SECTOR HOLDINGS (0.3%)
      5,325   BNSF Funding Trust I                               6.61          12/15/2055          5,804
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (2.2%)
     10,800   Allstate Corp.                                     5.75           8/15/2053         10,780
     10,000   AmTrust Financial Services, Inc.                   6.13           8/15/2023         10,802
     11,050   HSB Group, Inc. (c)                                1.53(g)        7/15/2027          8,287
     14,215   Oil Insurance Ltd. (a)                             3.59(g)                -(h)      12,651
      6,500   Travelers Companies, Inc.                          6.25           3/15/2067          6,468
                                                                                              ----------
                                                                                                  48,988
                                                                                              ----------
              REAL ESTATE DEVELOPMENT (0.1%)
      1,800   Forestar USA Real Estate Group, Inc. (a)           8.50           6/01/2022          1,714
                                                                                              ----------
              REGIONAL BANKS (1.0%)
      1,000   Allfirst Preferred Capital Trust                   2.12(g)        7/15/2029            826
      2,000   Compass Bank                                       6.40          10/01/2017          2,105
      2,200   Compass Bank                                       3.88           4/10/2025          2,026
      8,000   Cullen/Frost Capital Trust II                      1.96(g)        3/01/2034          7,041
      4,000   First Maryland Capital Trust I                     1.62(g)        1/15/2027          3,175
      2,000   Huntington Capital Trust II "B"                    1.14(g)        6/15/2028          1,648
      5,039   Manufacturers & Traders Trust Co.                  5.63          12/01/2021          4,951
                                                                                              ----------
                                                                                                  21,772
                                                                                              ----------
              REINSURANCE (0.2%)
      4,000   Alterra USA Holdings Ltd. (a)                      7.20           4/14/2017          4,191
                                                                                              ----------
              THRIFTS & MORTGAGE FINANCE (0.1%)
      2,000   Ocwen Financial Corp.                              6.63           5/15/2019          1,725
      2,400   Walter Investment Management Corp.                 7.88          12/15/2021          1,722
                                                                                              ----------
                                                                                                   3,447
                                                                                              ----------
              Total Financials                                                                   146,009
                                                                                              ----------

              INDUSTRIALS (0.2%)
              ------------------
              AEROSPACE & DEFENSE (0.1%)
      1,250   Constellis Holdings, LLC & Constellis Finance
                  Corp. (a)                                      9.75           5/15/2020          1,011
                                                                                              ----------
              AIRLINES (0.0%)
        620   America West Airlines, Inc. Pass-Through Trust
                  (INS)                                          7.93           7/02/2020            660
                                                                                              ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.0%)
        800   Artesyn Embedded Technologies, Inc. (a)            9.75          10/15/2020            670
                                                                                              ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
      3,137   ILFC E-Capital Trust I (a)                         4.49(g)       12/21/2065          2,423
                                                                                              ----------
              Total Industrials                                                                    4,764
                                                                                              ----------

================================================================================

13   | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (0.0%)
              -----------------------------
              SYSTEMS SOFTWARE (0.0%)
$       150   Ensemble S Merger Sub, Inc. (a)                    9.00%          9/30/2023     $      139
                                                                                              ----------
              MATERIALS (0.3%)
              ----------------
              DIVERSIFIED METALS & MINING (0.3%)
      9,350   Freeport-McMoRan, Inc.                             5.45           3/15/2043          5,470
                                                                                              ----------
              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
      1,250   CenturyLink, Inc.                                  7.65           3/15/2042          1,031
      7,950   Frontier Communications Corp. (a)                 11.00           9/15/2025          7,990
                                                                                              ----------
                                                                                                   9,021
                                                                                              ----------
              Total Telecommunication Services                                                     9,021
                                                                                              ----------
              UTILITIES (1.8%)
              ----------------
              ELECTRIC UTILITIES (0.7%)
      6,085   NextEra Energy Capital Holdings, Inc.              6.35          10/01/2066          4,244
      7,000   NextEra Energy Capital Holdings, Inc.              6.65           6/15/2067          5,285
        500   NextEra Energy Capital Holdings, Inc.              7.30           9/01/2067            478
      7,400   PPL Capital Funding, Inc.                          6.70           3/30/2067          5,555
                                                                                              ----------
                                                                                                  15,562
                                                                                              ----------
              MULTI-UTILITIES (1.1%)
      6,350   Dominion Resources, Inc.                           7.50(g)        6/30/2066          5,334
      3,500   Dominion Resources, Inc.                           2.90(g)        9/30/2066          2,364
      7,964   Puget Sound Energy, Inc.                           6.97           6/01/2067          5,794
     13,000   WEC Energy Group, Inc.                             6.25           5/15/2067          9,685
                                                                                              ----------
                                                                                                  23,177
                                                                                              ----------
              Total Utilities                                                                     38,739
                                                                                              ----------
              Total Corporate Obligations (cost: $269,076)                                       237,486
                                                                                              ----------
              CONVERTIBLE SECURITIES (0.0%)

              MATERIALS (0.0%)
              ----------------
              GOLD (0.0%)
        700   Hycroft Mining Corp. (i) (cost: $671)             15.00          10/22/2020            945
                                                                                              ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (2.0%)

              ENERGY (0.3%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.3%)
      9,650   TransCanada PipeLines Ltd.                         6.35           5/15/2067          6,174
      1,400   TransCanada Trust                                  5.63           5/20/2075          1,155
                                                                                              ----------
                                                                                                   7,329
                                                                                              ----------
              Total Energy                                                                         7,329
                                                                                              ----------

              FINANCIALS (0.7%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
      2,500   LBI hf, acquired 10/12/2007; cost
                  $2,500(a),(b),(c),(f)                          7.43                   -(h)          --
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (0.4%)
$     9,800   Great-West Life & Annuity Insurance Capital,
                  LP (a)                                         7.15%(g)       5/16/2046     $    9,628
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (0.3%)
      5,650   QBE Capital Funding III Ltd. (a)                   7.25           5/24/2041          6,173
                                                                                              ----------
              REGIONAL BANKS (0.0%)
      3,000   Glitnir Banki hf, acquired 9/11/2006 -
                  10/18/2006; cost $3,043(a),(b),(c),(f)         7.45                   -(h)          --
                                                                                              ----------
              Total Financials                                                                    15,801
                                                                                              ----------
              MATERIALS (0.6%)
              ----------------
              DIVERSIFIED METALS & MINING (0.0%)
        900   Vedanta Resources plc (a)                          6.00           1/31/2019            532
                                                                                              ----------
              GOLD (0.6%)
     10,400   Kinross Gold Corp.                                 5.95           3/15/2024          8,372
      5,000   Newcrest Finance Proprietary Ltd. (a)              4.45          11/15/2021          4,628
                                                                                              ----------
                                                                                                  13,000
                                                                                              ----------
              Total Materials                                                                     13,532
                                                                                              ----------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
      7,400   Electricite De France S.A. (a)                     5.25                   -(h)       6,456
      1,000   SPI Electricity Proprietary Ltd. (INS)(a)          7.25          12/01/2016          1,032
                                                                                              ----------
                                                                                                   7,488
                                                                                              ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
        700   AES Gener S.A. (a)                                 8.38          12/18/2073            690
                                                                                              ----------
              Total Utilities                                                                      8,178
                                                                                              ----------
              Total Eurodollar and Yankee Obligations (cost: $56,220)                             44,840
                                                                                              ----------
              ASSET-BACKED SECURITIES (0.2%)

              FINANCIALS (0.2%)
              -----------------
              ASSET-BACKED FINANCING (0.2%)
      3,000   SLC Student Loan Trust                             1.07(g)        7/15/2036          2,597
      1,091   SLM Student Loan Trust                             1.17(g)       10/25/2038            951
                                                                                              ----------
                                                                                                   3,548
                                                                                              ----------
              Total Financials                                                                     3,548
                                                                                              ----------
              Total Asset-Backed Securities (cost: $3,208)                                         3,548
                                                                                              ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.1%)

              FINANCIALS (0.1%)
              -----------------
      1,091   Wells Fargo Mortgage Backed Securities Trust       2.81(g)        4/25/2035          1,032
      1,156   Sequoia Mortgage Trust                             1.33(g)        9/20/2033          1,023
                                                                                              ----------
              Total Financials                                                                     2,055
                                                                                              ----------
              Total Collateralized Mortgage Obligations (cost: $2,136)                             2,055
                                                                                              ----------
              COMMERCIAL MORTGAGE SECURITIES (6.2%)

              FINANCIALS (6.2%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (6.2%)
     10,000   Banc of America Commercial Mortgage, Inc.          5.86           7/10/2044         10,047
      8,500   Banc of America Commercial Mortgage, Inc.          5.87           5/10/2045          8,501

================================================================================

15  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$     2,000   Banc of America Commercial Mortgage, Inc.          5.42%         10/10/2045     $    1,996
      3,500   Banc of America Commercial Mortgage, Inc.          6.27           2/10/2051          3,590
      3,867   Bear Stearns Commercial Mortgage Securities, Inc.  5.21           2/11/2041          3,866
      3,000   Bear Stearns Commercial Mortgage Securities,
                  Inc. (a)                                       5.66           9/11/2041          2,984
      2,000   Bear Stearns Commercial Mortgage Securities, Inc.  5.60          10/12/2041          2,000
      8,000   Citigroup Commercial Mortgage Trust                5.91           3/15/2049          7,962
      1,000   Citigroup Commercial Mortgage Trust                6.14          12/10/2049            813
     10,000   Commercial Mortgage Loan Trust                     5.88           7/10/2038          9,128
      5,521   Commercial Mortgage Loan Trust                     6.10          12/10/2049          4,328
      4,000   Commercial Mortgage Trust                          5.38          12/10/2046          3,811
      2,000   Commercial Mortgage Trust (a)                      5.54          12/11/2049          2,050
     16,400   Credit Suisse Commercial Mortgage Pass-
                  Through Trust                                  0.62           2/15/2040         15,556
      2,000   GE Capital Commercial Mortgage Corp.               5.43          11/10/2045          1,813
      7,355   GE Capital Commercial Mortgage Corp.               5.61          12/10/2049          7,319
      1,747   GMAC Commercial Mortgage Securities, Inc.          4.97          12/10/2041          1,768
      1,000   GMAC Commercial Mortgage Securities, Inc.          4.98          12/10/2041          1,028
      8,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.57           4/15/2043          7,992
      2,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.55          12/15/2044          1,996
      2,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.55          12/15/2044          1,996
      3,675   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.93           4/17/2045          3,202
      5,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.37           5/15/2047          5,027
      1,766   LB-UBS Commercial Mortgage Trust                   5.28           2/15/2041          1,734
      1,058   Merrill Lynch Mortgage Trust                       5.49           7/12/2038          1,056
      1,000   Merrill Lynch Mortgage Trust                       5.52           7/12/2038            996
     11,500   Merrill Lynch Mortgage Trust                       5.76           5/12/2039         11,271
        394   Merrill Lynch Mortgage Trust                       5.01          10/12/2041            393
      3,000   ML-CFC Commercial Mortgage Trust                   5.42           8/12/2048          3,038
      3,000   ML-CFC Commercial Mortgage Trust                   5.89           8/12/2049          3,008
      1,000   Morgan Stanley Capital I Trust                     5.48           3/12/2044            955
      3,400   Wachovia Bank Commercial Mortgage Trust            5.76           5/15/2043          3,396
                                                                                              ----------
                                                                                                 134,620
                                                                                              ----------
              INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
      2,444   Banc of America Commercial Mortgage, Inc. (a)      4.81          12/10/2042            132
                                                                                              ----------
              Total Financials                                                                   134,752
                                                                                              ----------
              Total Commercial Mortgage Securities (cost: $131,665)                              134,752
                                                                                              ----------
              U.S. GOVERNMENT AGENCY ISSUES (1.0%)(j)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.0%)
      3,750   Fannie Mae (+)                                     2.15           1/25/2023          3,777
      8,400   Freddie Mac (+)                                    3.33           5/25/2025          9,026
      8,000   Freddie Mac (+)                                    3.51           4/25/2030          8,569
                                                                                              ----------
                                                                                                  21,372
                                                                                              ----------
              MORTGAGE-BACKED PASS-THROUGH SECURITIES (0.0%)
         10   Government National Mortgage Assn. I               6.50           4/15/2024             12
          4   Government National Mortgage Assn. I               7.50           3/15/2017              4
          1   Government National Mortgage Assn. I               8.50           1/15/2017              1
                                                                                              ----------
                                                                                                      17
                                                                                              ----------
              Total U.S. Government Agency Issues (cost: $20,721)                                 21,389
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                                                             VALUE
(000)         SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES (10.4%)

              BONDS (10.1%)
$    41,520   2.83%, 8/15/2044 (STRIPS Principal)(k)                                          $   19,156
     81,500   3.13%, 8/15/2044                                                                    90,346
     13,000   3.00%, 11/15/2044                                                                   14,042
     59,000   3.00%, 5/15/2045                                                                    63,681
     72,200   3.07%, 5/15/2045 (STRIPS Principal)(k)                                              32,293
                                                                                              ----------
                                                                                                 219,518
                                                                                              ----------
              NOTES (0.3%)
      1,000   2.38%, 8/15/2024                                                                     1,055
      5,000   2.25%, 11/15/2025(m)                                                                 5,223
                                                                                              ----------
                                                                                                   6,278
                                                                                              ----------
              Total U.S. Treasury Securities (cost: $206,979)                                    225,796
                                                                                              ----------
              Total Bonds (cost: $690,676)                                                       670,811
                                                                                              ----------

NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (4.6%)

              MONEY MARKET FUNDS (4.6%)
              State Street Institutional Liquid Reserves Fund Premier Class, 0.42% (d),(l)
100,084,781       (cost: $100,085)                                                               100,085
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $2,249,978)                                            $2,182,637
                                                                                              ==========

                                                                                            UNREALIZED
NUMBER OF                                                                                  APPRECIATION/
CONTRACTS                                                  EXPIRATION          CONTRACT   (DEPRECIATION)
LONG/(SHORT)                                                  DATE            VALUE (000)      (000)
--------------------------------------------------------------------------------------------------------
              FUTURES (1.3%)
        258   10YR U.S. Treasury Note Futures               6/21/2016              33,673           (181)
       (42)   Russell 2000 Mini                             3/18/2016              (4,333)           (87)
                                                                                ---------     ----------

              TOTAL FUTURES                                                     $  29,340     $     (268)
                                                                                =========     ==========

================================================================================

17  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                               (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                             QUOTED PRICES        OTHER        SIGNIFICANT
                                               IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                MARKETS        OBSERVABLE         INPUTS
                                             FOR IDENTICAL       INPUTS
ASSETS                                          ASSETS                                             TOTAL
--------------------------------------------------------------------------------------------------------
  U.S. Equity Securities:
      Common Stocks                          $     573,473     $        --     $         -- $    573,473
      Preferred Stocks                                  --          30,225              750       30,975
      Exchange-Traded Funds                        102,147              --               --      102,147
      Fixed-Income Exchange-Traded Funds            94,655              --               --       94,655
  International Equity Securities:
      Common Stocks                                 35,662              --               --       35,662
      Exchange-Traded Funds                        512,505              --               --      512,505
      Fixed-Income Exchange-Traded Funds            13,235              --               --       13,235
  Precious Metals and Commodity-Related
  Securities:
      Common Stocks                                  8,337             832               59        9,228
      Exchange-Traded Funds                         27,255              --               --       27,255
  Global Real Estate Equity Securities:
      Common Stocks                                  4,598              --               --        4,598
      Preferred Stocks                                  --           1,434               --        1,434
      Exchange-Traded Funds                          6,574              --               --        6,574
Bonds:
  Corporate Obligations                                 --         229,199            8,287      237,486
  Convertible Securities                                --              --              945          945
  Eurodollar and Yankee Obligations                     --          44,840               --       44,840
  Asset-Backed Securities                               --           3,548               --        3,548
  Collateralized Mortgage Obligations                   --           2,055               --        2,055
  Commercial Mortgage Securities                        --         134,752               --      134,752
  U.S. Government Agency Issues                         --          21,389               --       21,389
  U.S. Treasury Securities                         174,347          51,449               --      225,796
Money Market Instruments:
  Money Market Funds                               100,085              --               --      100,085
--------------------------------------------------------------------------------------------------------
Total                                        $   1,652,873     $   519,723     $     10,041 $  2,182,637
--------------------------------------------------------------------------------------------------------

                                               (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                             QUOTED PRICES        OTHER        SIGNIFICANT
                                               IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                MARKETS        OBSERVABLE         INPUTS
                                             FOR IDENTICAL       INPUTS
LIABILITIES                                     ASSETS                                             TOTAL
--------------------------------------------------------------------------------------------------------
Futures(1)                                   $        (268)    $        --     $         -- $       (268)
--------------------------------------------------------------------------------------------------------
Total                                        $        (268)    $        --     $         -- $       (268)
--------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/ (depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                            COMMON         PREFERRED          CORPORATE        CORPORATE
                                            STOCKS            STOCKS        OBLIGATIONS       SECURITIES
--------------------------------------------------------------------------------------------------------
 Balance as of May 31, 2015                $     -              $750           $  7,666             $  -
 Purchases                                  12,055                 -             14,938              669
 Sales                                      (4,544)                -            (15,518)               -
 Transfers into Level 3                          -                 -                  -                -
 Transfers out of Level 3                        -                 -                  -                -
 Net realized gain (loss) on investments         -                 -                  2                -
 Change in net unrealized appreciation/
 (depreciation) of investments              (7,452)                -              1,199              276
--------------------------------------------------------------------------------------------------------
 Balance as of February 29, 2016           $    59              $750           $  8,287             $945
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2015, through February 29, 2016, common stocks with a value of $713,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

19  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Aggressive Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

20  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of Fund NAV.

9. Forward foreign currency contracts are valued on a daily basis using forward foreign currency exchange rates obtained from an independent pricing service.

================================================================================

21   | USAA Cornerstone Moderately Aggressive Fund

================================================================================

10. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain equity securities, which are valued based on methods discussed in Note A2, and certain bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer, or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at February 29, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 29, 2016, were $115,588,000 and $182,929,000, respectively, resulting in net unrealized depreciation of $67,341,000.

================================================================================

23   | USAA Cornerstone Moderately Aggressive Fund

================================================================================

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $2,175,771,000 at February 29, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 28.4% of net assets at February 29, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) - Represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT       Real estate investment trust
STRIPS     Separate trading of registered interest and principal of securities

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 29, 2016, was $809,000, which represented less than 0.1% of the Fund's net assets.
(c) Security was fair valued at February 29, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $9,096,000, which represented 0.4% of the Fund's net assets.
(d) The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 29, 2016.
(e) Securities with a value of $832,000, which represented less than 0.1% of the Fund's net assets, were classified as Level 2 at February 29, 2016, due to the prices being adjusted to take into account significant market movements following the close of local trading.
(f) At February 29, 2016, the issuer was in default with respect to interest and/or principal payments.
(g) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 29, 2016.
(h) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

================================================================================

25  | USAA Cornerstone Moderately Aggressive Fund

================================================================================

(i) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(j) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other
       GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(k) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(l) Rate represents the money market fund annualized seven-day yield at February 29, 2016.
(m) Securities and cash with a value of $6,142,000 are segregated as collateral for initial margin requirements on open futures contracts.
*      Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  26

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
FEBRUARY 29, 2016

                                                                      (Form N-Q)

97461-0416                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATELY CONSERVATIVE FUND
February 29, 2016 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (31.7%)

              COMMON STOCKS (14.3%)

              CONSUMER DISCRETIONARY (2.1%)
              -----------------------------
              ADVERTISING (0.3%)
     8,100    Omnicom Group, Inc.                                                            $       630
                                                                                             -----------
              APPAREL RETAIL (0.3%)
     6,300    TJX Companies, Inc.                                                                    467
                                                                                             -----------
              AUTO PARTS & EQUIPMENT (0.2%)
     2,200    BorgWarner, Inc.                                                                        72
     8,000    Magna International, Inc.                                                              311
                                                                                             -----------
                                                                                                     383
                                                                                             -----------
              AUTOMOBILE MANUFACTURERS (0.1%)
    19,800    Ford Motor Co.                                                                         248
                                                                                             -----------
              BROADCASTING (0.2%)
     8,000    CBS Corp. "B"                                                                          387
                                                                                             -----------
              GENERAL MERCHANDISE STORES (0.3%)
     3,200    Dollar General Corp.                                                                   238
     3,700    Target Corp.                                                                           290
                                                                                             -----------
                                                                                                     528
                                                                                             -----------
              HOME IMPROVEMENT RETAIL (0.1%)
     1,500    Home Depot, Inc.                                                                       186
                                                                                             -----------
              HOTELS, RESORTS & CRUISE LINES (0.4%)
    13,100    Carnival Corp.                                                                         628
     1,700    Royal Caribbean Cruises Ltd.                                                           127
                                                                                             -----------
                                                                                                     755
                                                                                             -----------
              INTERNET RETAIL (0.0%)
       100    Amazon.com, Inc.*                                                                       55
                                                                                             -----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
     3,700    H&R Block, Inc.                                                                        121
                                                                                             -----------
              TIRES & RUBBER (0.1%)
     5,900    Goodyear Tire & Rubber Co.                                                             178
                                                                                             -----------
              Total Consumer Discretionary                                                         3,938
                                                                                             -----------

              CONSUMER STAPLES (1.1%)
              -----------------------
              DRUG RETAIL (0.4%)
     3,950    CVS Health Corp.                                                                       384
     4,800    Walgreens Boots Alliance, Inc.                                                         379
                                                                                             -----------
                                                                                                     763
                                                                                             -----------
              FOOD RETAIL (0.1%)
     6,800    Kroger Co.                                                                             271
                                                                                             -----------

================================================================================

1  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (0.2%)
     3,600    Procter & Gamble Co.                                                           $       289
                                                                                             -----------
              SOFT DRINKS (0.3%)
     5,000    PepsiCo, Inc.                                                                          489
                                                                                             -----------
              TOBACCO (0.1%)
     1,200    Altria Group, Inc.                                                                      74
     3,000    Reynolds American, Inc.                                                                151
                                                                                             -----------
                                                                                                     225
                                                                                             -----------
              Total Consumer Staples                                                               2,037
                                                                                             -----------

              ENERGY (0.9%)
              -------------
              INTEGRATED OIL & GAS (0.5%)
       950    Chevron Corp.                                                                           79
     2,600    Exxon Mobil Corp.                                                                      208
     9,110    Occidental Petroleum Corp.                                                             627
                                                                                             -----------
                                                                                                     914
                                                                                             -----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
     4,250    Halliburton Co.                                                                        137
     2,700    Schlumberger Ltd.                                                                      194
                                                                                             -----------
                                                                                                     331
                                                                                             -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.2%)
       856    California Resources Corp.                                                               1
       600    Cimarex Energy Co.                                                                      50
     4,700    ConocoPhillips                                                                         159
     2,700    EOG Resources, Inc.                                                                    175
                                                                                             -----------
                                                                                                     385
                                                                                             -----------
              Total Energy                                                                         1,630
                                                                                             -----------

              FINANCIALS (2.0%)
              -----------------
              CONSUMER FINANCE (0.2%)
    14,577    Synchrony Financial*                                                                   393
                                                                                             -----------
              DIVERSIFIED BANKS (1.0%)
    78,100    Bank of America Corp.                                                                  978
     8,310    Citigroup, Inc.                                                                        323
    10,830    JPMorgan Chase & Co.                                                                   609
                                                                                             -----------
                                                                                                   1,910
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     2,420    Chubb Ltd.                                                                             279
                                                                                             -----------
              REGIONAL BANKS (0.7%)
     6,800    BB&T Corp.                                                                             219
    25,600    Fifth Third Bancorp                                                                    391
    51,100    KeyCorp                                                                                539
       900    PNC Financial Services Group, Inc.                                                      73
                                                                                             -----------
                                                                                                   1,222
                                                                                             -----------
              Total Financials                                                                     3,804
                                                                                             -----------

              HEALTH CARE (2.4%)
              ------------------
              BIOTECHNOLOGY (0.9%)
    14,900    AbbVie, Inc.                                                                           814
     2,100    Amgen, Inc.                                                                            299
     7,350    Gilead Sciences, Inc.                                                                  641
                                                                                             -----------
                                                                                                   1,754
                                                                                             -----------
              HEALTH CARE DISTRIBUTORS (0.1%)
     1,100    McKesson Corp.                                                                         171
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT (0.2%)
    12,400    Hologic, Inc.*                                                                 $       429
                                                                                             -----------
              MANAGED HEALTH CARE (0.1%)
     1,500    UnitedHealth Group, Inc.                                                               179
                                                                                             -----------
              PHARMACEUTICALS (1.1%)
     1,100    Allergan plc*                                                                          319
     2,800    Johnson & Johnson                                                                      295
    11,900    Merck & Co., Inc.                                                                      597
    25,453    Pfizer, Inc.                                                                           755
                                                                                             -----------
                                                                                                   1,966
                                                                                             -----------
              Total Health Care                                                                    4,499
                                                                                             -----------

              INDUSTRIALS (1.7%)
              ------------------
              AEROSPACE & DEFENSE (0.5%)
       600    Boeing Co.                                                                              71
     2,600    Honeywell International, Inc.                                                          263
       500    Lockheed Martin Corp.                                                                  108
     1,000    Raytheon Co.                                                                           124
     6,200    Spirit AeroSystems Holdings, Inc. "A"*                                                 285
                                                                                             -----------
                                                                                                     851
                                                                                             -----------
              AIRLINES (0.1%)
     3,000    Southwest Airlines Co.                                                                 126
     2,200    United Continental Holdings, Inc.*                                                     126
                                                                                             -----------
                                                                                                     252
                                                                                             -----------
              BUILDING PRODUCTS (0.1%)
     5,700    Masco Corp.                                                                            161
                                                                                             -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     3,250    Eaton Corp. plc                                                                        184
                                                                                             -----------
              INDUSTRIAL CONGLOMERATES (0.7%)
     2,700    Carlisle Companies, Inc.                                                               243
    36,543    General Electric Co.                                                                 1,065
                                                                                             -----------
                                                                                                   1,308
                                                                                             -----------
              INDUSTRIAL MACHINERY (0.2%)
     4,700    Stanley Black & Decker, Inc.                                                           442
                                                                                             -----------
              Total Industrials                                                                    3,198
                                                                                             -----------

              INFORMATION TECHNOLOGY (3.0%)
              -----------------------------
              APPLICATION SOFTWARE (0.2%)
     5,600    Citrix Systems, Inc.*                                                                  396
                                                                                             -----------
              COMMUNICATIONS EQUIPMENT (0.5%)
    25,763    Cisco Systems, Inc.                                                                    674
     5,000    QUALCOMM, Inc.                                                                         254
                                                                                             -----------
                                                                                                     928
                                                                                             -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.3%)
     1,100    Alliance Data Systems Corp.*                                                           231
     3,600    MasterCard, Inc. "A"                                                                   313
                                                                                             -----------
                                                                                                     544
                                                                                             -----------
              INTERNET SOFTWARE & SERVICES (0.6%)
     1,280    Alphabet, Inc. "A"*                                                                    918
     1,800    Facebook, Inc. "A"*                                                                    193
                                                                                             -----------
                                                                                                   1,111
                                                                                             -----------
              SEMICONDUCTOR EQUIPMENT (0.1%)
     6,100    Applied Materials, Inc.                                                                115
                                                                                             -----------

================================================================================

3  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (0.1%)
     3,700    Intel Corp.                                                                    $       110
     5,400    Micron Technology, Inc.*                                                                57
                                                                                             -----------
                                                                                                     167
                                                                                             -----------
              SYSTEMS SOFTWARE (0.8%)
    22,000    Microsoft Corp.                                                                      1,120
    13,000    Oracle Corp.                                                                           478
                                                                                             -----------
                                                                                                   1,598
                                                                                             -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.4%)
     5,870    Apple, Inc.                                                                            568
     7,900    HP, Inc.                                                                                84
     1,800    Western Digital Corp.                                                                   78
                                                                                             -----------
                                                                                                     730
                                                                                             -----------
              Total Information Technology                                                         5,589
                                                                                             -----------

              MATERIALS (0.3%)
              ----------------
              COMMODITY CHEMICALS (0.0%)
     1,000    LyondellBasell Industries N.V. "A"                                                      80
                                                                                             -----------
              DIVERSIFIED CHEMICALS (0.2%)
     1,900    Dow Chemical Co.                                                                        93
    16,300    Huntsman Corp.                                                                         177
                                                                                             -----------
                                                                                                     270
                                                                                             -----------
              PAPER PACKAGING (0.1%)
     4,400    Bemis Co., Inc.                                                                        216
                                                                                             -----------
              Total Materials                                                                        566
                                                                                             -----------

              TELECOMMUNICATION SERVICES (0.4%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.4%)
    13,951    Verizon Communications, Inc.                                                           708
                                                                                             -----------

              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
     3,400    American Electric Power Co., Inc.                                                      210
     1,800    Duke Energy Corp.                                                                      134
     4,900    Edison International                                                                   334
     1,500    NextEra Energy, Inc.                                                                   169
                                                                                             -----------
                                                                                                     847
                                                                                             -----------
              Total Utilities                                                                        847
                                                                                             -----------
              Total Common Stocks (cost: $25,628)                                                 26,816
                                                                                             -----------

              PREFERRED STOCKS (2.4%)

              CONSUMER STAPLES (1.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.0%)
    32,000    CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                           885
    10,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(a)           1,054
                                                                                             -----------
                                                                                                   1,939
                                                                                             -----------
              Total Consumer Staples                                                               1,939
                                                                                             -----------

              ENERGY (0.5%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     1,120    Chesapeake Energy Corp., 5.75%, perpetual(a)                                           139
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
       300    Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)                      $       237
    23,078    NuStar Logistics, LP, 7.63%                                                            512
                                                                                             -----------
                                                                                                     749
                                                                                             -----------
              Total Energy                                                                           888
                                                                                             -----------

              FINANCIALS (0.9%)
              -----------------
              LIFE & HEALTH INSURANCE (0.4%)
    27,414    Delphi Financial Group, Inc., 7.38%, cumulative redeemable                             684
                                                                                             -----------
              REGIONAL BANKS (0.5%)
     1,035    M&T Bank Corp., 6.38%, cumulative redeemable, perpetual                              1,052
                                                                                             -----------
              Total Financials                                                                     1,736
                                                                                             -----------
              Total Preferred Stocks (cost: $5,345)                                                4,563
                                                                                             -----------

              EXCHANGE-TRADED FUNDS (6.3%)
    18,400    iShares Core S&P 500 ETF(b)                                                          3,579
    23,500    iShares MSCI USA Minimum Volatility ETF                                                979
    35,900    PowerShares DB Commodity Index Tracking Fund*                                          458
    32,300    United States Commodity Index Fund*                                                  1,278
    17,300    Vanguard Mid-Cap ETF                                                                 1,946
    29,900    Vanguard Small-Cap Value ETF                                                         2,806
     6,790    Vanguard Total Stock Market ETF                                                        668
                                                                                             -----------
              Total Exchange-Traded Funds (cost: $12,674)                                         11,714
                                                                                             -----------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (8.7%)
     5,750    iShares 20+ Year Treasury Bond ETF                                                     753
    36,900    iShares 7-10 Year Treasury Bond ETF                                                  4,080
    15,440    iShares Core U.S. Aggregate Bond ETF                                                 1,700
    15,100    iShares iBoxx High Yield Corporate Bond ETF                                          1,209
    16,960    iShares iBoxx Investment Grade Corporate Bond ETF                                    1,951
    79,600    Vanguard Total Bond Market ETF                                                       6,547
                                                                                             -----------
              Total Fixed-Income Exchange-Traded Funds (cost: $16,016)                            16,240
                                                                                             -----------
              Total U.S. Equity Securities (cost: $59,663)                                        59,333
                                                                                             -----------

              INTERNATIONAL EQUITY SECURITIES (17.1%)

              COMMON STOCKS (1.0%)

              ENERGY (0.3%)
              -------------
              INTEGRATED OIL & GAS (0.3%)
    11,800    Royal Dutch Shell plc ADR "A"                                                          537
                                                                                             -----------

              FINANCIALS (0.1%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.1%)
     7,200    XL Group plc                                                                           247
                                                                                             -----------

              HEALTH CARE (0.4%)
              ------------------
              HEALTH CARE EQUIPMENT (0.3%)
     7,700    Medtronic plc                                                                          596
                                                                                             -----------
              PHARMACEUTICALS (0.1%)
     4,500    Roche Holdings Ltd. ADR                                                                144
                                                                                             -----------
              Total Health Care                                                                      740
                                                                                             -----------

================================================================================

5  | USAA Cornerstone Moderately Conservative Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              SEMICONDUCTORS (0.1%)
     1,161    NXP Semiconductors N.V.*                                                       $        83
                                                                                             -----------

              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
     6,000    Vodafone Group plc ADR                                                                 182
                                                                                             -----------
              Total Common Stocks (cost: $1,871)                                                   1,789
                                                                                             -----------

              EXCHANGE-TRADED FUNDS (15.1%)
   191,265    iShares Core MSCI EAFE ETF                                                           9,498
    69,038    iShares Core MSCI Emerging Markets ETF                                               2,553
    42,800    iShares Currency Hedged MSCI EAFE ETF                                                  990
    22,100    iShares MSCI Canada Index Fund ETF                                                     478
    35,600    iShares MSCI EAFE Minimum Volatility ETF                                             2,249
     5,800    iShares MSCI Emerging Markets Minimum Volatility ETF                                   273
     8,489    iShares MSCI Turkey ETF                                                                318
     7,200    PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                              237
    52,200    PowerShares FTSE RAFI Emerging Markets Portfolio                                       701
   119,400    Schwab Fundamental International Large Co. Index ETF                                 2,624
     3,500    SPDR S&P China ETF                                                                     221
     7,496    SPDR S&P Emerging Markets SmallCap ETF                                                 267
    11,260    Vanguard FTSE All-World ex-US ETF                                                      450
    73,000    Vanguard FTSE Developed Markets ETF                                                  2,454
    53,600    Vanguard FTSE Europe ETF                                                             2,443
     5,621    WisdomTree Emerging Markets High Dividend Fund(b)                                      174
     5,259    WisdomTree Emerging Markets SmallCap Dividend Fund                                     180
    13,000    WisdomTree Europe Hedged Equity Fund                                                   650
    29,552    WisdomTree India Earnings Fund                                                         499
    24,300    WisdomTree Japan Hedged Equity Fund                                                  1,011
                                                                                             -----------
              Total Exchange-Traded Funds (cost: $33,266)                                         28,270
                                                                                             -----------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (1.0%)
    18,150    iShares J.P. Morgan USD Emerging Markets Bond Fund ETF (cost: $1,915)                1,949
                                                                                             -----------
              Total International Equity Securities (cost: $37,052)                               32,008
                                                                                             -----------

              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (0.6%)

              GOLD (0.0%)

              NORTH AMERICAN GOLD COMPANIES (0.0%)
              ------------------------------------
    24,262    Hycroft Mining Corp., acquired 9/22/2014 - 6/09/2015; cost $850*(c),(d)                  7
                                                                                             -----------

              EXCHANGE-TRADED FUNDS (0.6%)
    11,700    First Trust Global Tactical Commodity Strategy Fund*                                   230
    42,600    Market Vectors Gold Miners ETF                                                         826
                                                                                             -----------
              Total Exchange-Traded Funds                                                          1,056
                                                                                             -----------
              Total Precious Metals and Commodity-Related Securities (cost: $2,222)                1,063
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              GLOBAL REAL ESTATE EQUITY SECURITIES (0.4%)

              PREFERRED STOCKS (0.3%)

              REITs - MORTGAGE (0.1%)
              -----------------------
     8,000    Arbor Realty Trust, Inc., 7.38%*                                               $       191
                                                                                             -----------

              REITs - OFFICE (0.2%)
              ---------------------
    12,000    Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual*                303
                                                                                             -----------
              Total Preferred Stocks (cost: $494)                                                    494
                                                                                             -----------

              EXCHANGE-TRADED FUNDS (0.1%)
     2,600    Vanguard REIT ETF (cost: $207)                                                         199
                                                                                             -----------
              Total Global Real Estate Equity Securities (cost: $701)                                693
                                                                                             -----------

PRINCIPAL
AMOUNT                                                       COUPON
(000)                                                         RATE            MATURITY
--------------------------------------------------------------------------------------------------------
              BONDS (44.6%)

              CORPORATE OBLIGATIONS (13.8%)

              CONSUMER DISCRETIONARY (0.2%)
              -----------------------------
              SPECIALTY STORES (0.2%)
$      200    Guitar Center, Inc. (a)                         6.50%           4/15/2019              172
       150    Toys R Us Property Co. II, LLC                  8.50           12/01/2017              142
                                                                                             -----------
                                                                                                     314
                                                                                             -----------
              Total Consumer Discretionary                                                           314
                                                                                             -----------

              ENERGY (2.0%)
              -------------
              OIL & GAS DRILLING (0.1%)
       912    Schahin II Finance Co. SPV Ltd. (a),(e)         5.88            9/25/2023              156
                                                                                             -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
       800    Newfield Exploration Co.                        5.38            1/01/2026              696
                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (1.6%)
     1,225    DCP Midstream, LLC (a)                          5.85            5/21/2043              656
       650    Enbridge Energy Partners, LP                    7.38           10/15/2045              605
       500    Enbridge Energy Partners, LP                    8.05           10/01/2077              341
       950    Energy Transfer Partners, LP                    3.63(f)        11/01/2066              456
     1,000    Enterprise Products Operating, LLC              7.00            6/01/2067              704
       200    Martin Midstream Partners, LP & Martin
                 Midstream Finance Corp.                      7.25            2/15/2021              161
       200    Southern Union Co.                              3.63(f)        11/01/2066               78
                                                                                             -----------
                                                                                                   3,001
                                                                                             -----------
              Total Energy                                                                         3,853
                                                                                             -----------

              FINANCIALS (7.7%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
       900    Prospect Capital Corp.                          5.00            7/15/2019              824
                                                                                             -----------

================================================================================

7  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)         SECURITY                                        RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              LIFE & HEALTH INSURANCE (1.9%)
$    1,100    Lincoln National Corp.                            7.00%(f)         5/17/2066   $       721
       800    MetLife, Inc.                                     6.40            12/15/2066           784
     1,000    Prudential Financial, Inc.                        5.63             6/15/2043           989
     1,350    StanCorp Financial Group, Inc.                    6.90             6/01/2067         1,084
                                                                                             -----------
                                                                                                   3,578
                                                                                             -----------
              MULTI-LINE INSURANCE (1.3%)
       950    Genworth Holdings, Inc.                           6.15            11/15/2066           204
     1,500    Glen Meadow Pass-Through Trust (a)                6.51             2/12/2067         1,110
     1,100    Nationwide Mutual Insurance Co. (a)               2.80(f)         12/15/2024         1,072
                                                                                             -----------
                                                                                                   2,386
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (2.6%)
     1,000    Allstate Corp.                                    5.75             8/15/2053           998
     1,000    AmTrust Financial Services, Inc.                  6.13             8/15/2023         1,080
       750    HSB Group, Inc. (d)                               1.53(f)          7/15/2027           563
       600    Ironshore Holdings, Inc. (a)                      8.50             5/15/2020           698
     1,450    Oil Insurance Ltd. (a)                            3.59(f)                  -(g)      1,291
       300    Progressive Corp.                                 6.70             6/15/2067           286
                                                                                             -----------
                                                                                                   4,916
                                                                                             -----------
              REAL ESTATE DEVELOPMENT (0.1%)
       200    Forestar USA Real Estate Group, Inc. (a)          8.50             6/01/2022           191
                                                                                             -----------
              REGIONAL BANKS (1.2%)
       400    Compass Bank                                      6.40            10/01/2017           421
       100    Compass Bank                                      3.88             4/10/2025            92
     1,000    Cullen/Frost Capital Trust II                     1.96(f)          3/01/2034           880
       100    First Maryland Capital Trust I                    1.62(f)          1/15/2027            79
     1,000    SunTrust Capital I                                1.29(f)          5/15/2027           808
                                                                                             -----------
                                                                                                   2,280
                                                                                             -----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
       200    Ocwen Financial Corp.                             6.63             5/15/2019           172
       200    Walter Investment Management Corp.                7.88            12/15/2021           144
                                                                                             -----------
                                                                                                     316
                                                                                             -----------
              Total Financials                                                                    14,491
                                                                                             -----------

              INDUSTRIALS (0.7%)
              ------------------
              AEROSPACE & DEFENSE (0.5%)
     1,150    Constellis Holdings, LLC & Constellis Finance
                Corp. (a)                                       9.75             5/15/2020           930
                                                                                             -----------
              AIRLINES (0.1%)
       224    Continental Airlines, Inc. Pass-Through Trust     6.25            10/11/2021           234
                                                                                             -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
       100    Artesyn Embedded Technologies, Inc. (a)           9.75            10/15/2020            84
                                                                                             -----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
        75    ILFC E-Capital Trust I (a)                        4.49(f)        12/21/2065             58
                                                                                             -----------
              Total Industrials                                                                    1,306
                                                                                             -----------

              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              SYSTEMS SOFTWARE (0.1%)
       150    Ensemble S Merger Sub, Inc. (a)                   9.00             9/30/2023           139
                                                                                             -----------

              MATERIALS (0.4%)
              ----------------
              DIVERSIFIED METALS & MINING (0.4%)
     1,200    Freeport-McMoRan, Inc.                            5.45             3/15/2043           702
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)         SECURITY                                        RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (0.6%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.6%)
$      150    CenturyLink, Inc.                                  7.65%           3/15/2042   $       124
     1,050    Frontier Communications Corp. (a)                 11.00            9/15/2025         1,055
                                                                                             -----------
              Total Integrated Telecommunication Services                                          1,179
                                                                                             -----------
              Total Telecommunication Services                                                     1,179
                                                                                             -----------

              UTILITIES (2.1%)
              ----------------
              ELECTRIC UTILITIES (0.7%)
       600    NextEra Energy Capital Holdings, Inc.              6.35           10/01/2066           418
       324    NextEra Energy Capital Holdings, Inc.              6.65            6/15/2067           245
       300    NextEra Energy Capital Holdings, Inc.              7.30            9/01/2067           287
       550    PPL Capital Funding, Inc.                          6.70            3/30/2067           413
                                                                                             -----------
                                                                                                   1,363
                                                                                             -----------
              MULTI-UTILITIES (1.4%)
       390    Dominion Resources, Inc.                           7.50(f)         6/30/2066           328
       600    Dominion Resources, Inc.                           2.90(f)         9/30/2066           405
     1,200    Puget Sound Energy, Inc.                           6.97            6/01/2067           873
     1,250    WEC Energy Group, Inc.                             6.25            5/15/2067           931
                                                                                             -----------
                                                                                                   2,537
                                                                                             -----------
              Total Utilities                                                                      3,900
                                                                                             -----------
              Total Corporate Obligations (cost: $31,447)                                         25,884
                                                                                             -----------

              CONVERTIBLE SECURITIES (0.3%)

              MATERIALS (0.3%)
              ----------------
              GOLD (0.3%)
       467    Hycroft Mining Corp. (h)                          15.00           10/22/2020           630
                                                                                             -----------
              EURODOLLAR AND YANKEE OBLIGATIONS (3.4%)

              ENERGY (0.6%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.6%)
     1,700    TransCanada PipeLines Ltd.                         6.35            5/15/2067         1,087
                                                                                             -----------

              FINANCIALS (1.0%)
              -----------------
              LIFE & HEALTH INSURANCE (0.5%)
     1,000    Great-West Life & Annuity Insurance Capital, LP
                (a)                                              7.15(f)         5/16/2046           983
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.2%)
       250    QBE Capital Funding III Ltd. (a)                   7.25            5/24/2041           273
                                                                                             -----------
              REINSURANCE (0.3%)
       500    Swiss Re Capital I, LP (a)                         6.85(f)                 -(g)        500
                                                                                             -----------
              Total Financials                                                                     1,756
                                                                                             -----------

              MATERIALS (1.5%)
              ----------------
              COMMODITY CHEMICALS (0.4%)
       800    Braskem Finance Ltd.                               6.45            2/03/2024           722
                                                                                             -----------
              DIVERSIFIED METALS & MINING (0.1%)
       200    Vedanta Resources plc (a)                          6.00            1/31/2019           118
                                                                                             -----------

================================================================================

9  | USAA Cornerstone Moderately Conservative Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)         SECURITY                                        RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              GOLD (1.0%)
$    1,200    Kinross Gold Corp.                                5.95%            3/15/2024   $       966
     1,100    Newcrest Finance Proprietary Ltd. (a)             4.45            11/15/2021         1,018
                                                                                             -----------
                                                                                                   1,984
                                                                                             -----------
              Total Materials                                                                      2,824
                                                                                             -----------

              UTILITIES (0.3%)
              ----------------
              ELECTRIC UTILITIES (0.3%)
       700    Electricite De France S.A. (a)                    5.25                     -(g)        611
                                                                                             -----------
              Total Eurodollar and Yankee Obligations
                (cost: $7,278)                                                                     6,278
                                                                                             -----------

              COLLATERALIZED MORTGAGE OBLIGATIONS (0.5%)

              FINANCIALS (0.5%)
              -----------------
              ASSET-BACKED FINANCING (0.5%)
        83    Sequoia Mortgage Trust                            1.33(f)          9/20/2033            73
       947    Structured Asset Mortgage Investments, Inc.       0.93(f)          7/19/2035           870
        73    Wells Fargo Mortgage Backed Securities Trust      2.81(f)          4/25/2035            69
                                                                                             -----------
                                                                                                   1,012
                                                                                             -----------
              Total Financials                                                                     1,012
                                                                                             -----------
              Total Collateralized Mortgage Obligations
                (cost: $1,023)                                                                     1,012
                                                                                             -----------

              COMMERCIAL MORTGAGE SECURITIES (6.4%)

              FINANCIALS (6.4%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (6.4%)
       400    Banc of America Commercial Mortgage, Inc.         5.86             7/10/2044           402
       100    Banc of America Commercial Mortgage, Inc.         5.42            10/10/2045           100
       800    Banc of America Commercial Mortgage, Inc.         6.27             2/10/2051           821
     1,200    Bear Stearns Commercial Mortgage Securities,
                Inc. (a)                                        5.66             9/11/2041         1,193
        50    Bear Stearns Commercial Mortgage Securities,
                Inc.                                            5.60            10/12/2041            50
       450    Citigroup Commercial Mortgage Trust               5.91             3/15/2049           448
        50    Citigroup Commercial Mortgage Trust               6.14            12/10/2049            41
     1,150    Commercial Mortgage Trust                         5.38            12/10/2046         1,096
       850    Credit Suisse Commercial Mortgage Pass-
                Through Trust                                   0.62             2/15/2040           806
     1,100    GE Capital Commercial Mortgage Corp.              5.43            11/10/2045           997
       800    GE Capital Commercial Mortgage Corp.              5.61            12/10/2049           796
       200    GMAC Commercial Mortgage Securities, Inc.         4.97            12/10/2041           202
     1,000    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.93             4/17/2045           871
     1,200    J.P. Morgan Chase Commercial Mortgage
                Securities Corp.                                5.37             5/15/2047         1,207
        44    LB-UBS Commercial Mortgage Trust                  5.28             2/15/2041            43
       800    Merrill Lynch Mortgage Trust                      5.82             6/12/2050           782
       391    Morgan Stanley Capital I Trust                    5.19            11/14/2042           391
       530    Morgan Stanley Capital I Trust                    5.48             3/12/2044           529
       100    Morgan Stanley Capital I Trust                    5.48             3/12/2044            95
     1,000    Wachovia Bank Commercial Mortgage Trust           5.76             5/15/2043           999
                                                                                             -----------
                                                                                                  11,869
                                                                                             -----------
              Total Financials                                                                    11,869
                                                                                             -----------
              Total Commercial Mortgage Securities (cost: $12,179)                                11,869
                                                                                             -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)         SECURITY                                        RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY ISSUES (1.5%)(i)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.5%)
$      500    Fannie Mae (+)                                    2.15%            1/25/2023   $       504
     1,000    Freddie Mac (+)                                   3.51             4/25/2030         1,071
     1,100    Freddie Mac (+)                                   3.33             5/25/2025         1,182
                                                                                             -----------
                                                                                                   2,757
                                                                                             -----------
              Total U.S. Government Agency Issues (cost: $2,672)                                   2,757
                                                                                             -----------

              U.S. TREASURY SECURITIES (18.7%)

              BONDS (12.7%)
    10,100    3.13%, 8/15/2044                                                                    11,196
     7,600    3.15%, 8/15/2044 (STRIPS Principal)(j)                                               3,506
     2,285    3.00%, 11/15/2044                                                                    2,468
       300    2.50%, 2/15/2045                                                                       292
     3,000    3.00%, 5/15/2045                                                                     3,238
     6,800    3.03%, 5/15/2045 (STRIPS Principal)(j)                                               3,042
                                                                                             -----------
                                                                                                  23,742
                                                                                             -----------

              NOTES (6.0%)
       618    2.00%, 2/15/2023                                                                       638
     1,500    2.50%, 5/15/2024                                                                     1,599
     1,500    2.38%, 8/15/2024                                                                     1,584
       800    2.25%, 11/15/2024                                                                      836
     6,200    2.25%, 11/15/2025 (k)                                                                6,476
                                                                                             -----------
                                                                                                  11,133
                                                                                             -----------
              Total U.S. Treasury Securities (cost: $32,290)                                      34,875
                                                                                             -----------
              Total Bonds (cost: $87,336)                                                         83,305
                                                                                             -----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (5.9%)

              MONEY MARKET FUNDS (5.9%)
11,099,333    State Street Institutional Liquid Reserves Fund Premier Class, 0.42% (b),(l)
                 (cost: $11,099)                                                                  11,099
                                                                                             -----------

              TOTAL INVESTMENTS (COST: $198,073)                                             $   187,501
                                                                                             ===========

                                                                                       UNREALIZED
 NUMBER OF                                                                            APPRECIATION/
 CONTRACTS                                      EXPIRATION           CONTRACT        (DEPRECIATION)
LONG/(SHORT)                                       DATE             VALUE (000)           (000)
--------------------------------------------------------------------------------------------------------
              FUTURES (0.4%)
         8    10YR U.S. Treasury Note            6/21/2016       $       1,044        $              (6)
        (3)   Russell 2000 Mini                  3/18/2016                (309)                      (6)
                                                                 ---------------------------------------

              TOTAL FUTURES                                      $         735        $             (12)
                                                                 =======================================

================================================================================

11  | USAA Cornerstone Moderately Conservative Fund

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                                (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                              QUOTED PRICES        OTHER       SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                                  MARKETS        OBSERVABLE       INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                           TOTAL
--------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                            $         26,816    $         --    $        --   $    26,816
  Preferred Stocks                                       --           4,563             --         4,563
  Exchange-Traded Funds                              11,714              --             --        11,714
  Fixed-Income Exchange-Traded Funds                 16,240              --             --        16,240
International Equity Securities:
  Common Stocks                                       1,789              --             --         1,789
  Exchange-Traded Funds                              28,270              --             --        28,270
  Fixed-Income Exchange-Traded Funds                  1,949              --             --         1,949
Precious Metals and Commodity-Related
Securities:
  Common Stocks                                          --              --              7             7
  Exchange-Traded Funds                               1,056              --             --         1,056
Global Real Estate Equity Securities:
  Preferred Stocks                                       --             494             --           494
  Exchange-Traded Funds                                 199              --             --           199
Bonds:
  Corporate Obligations                                  --          25,321            563        25,884
  Convertible Securities                                 --              --            630           630
  Eurodollar and Yankee Obligations                      --           6,278             --         6,278
  Collateralized Mortgage Obligations                    --           1,012             --         1,012
  Commercial Mortgage Securities                         --          11,869             --        11,869
  U.S. Government Agency Issues                          --           2,757             --         2,757
  U.S. Treasury Securities                           28,327           6,548             --        34,875
Money Market Instruments:
  Money Market Funds                                 11,099              --             --        11,099
--------------------------------------------------------------------------------------------------------
Total                                      $        127,459    $     58,842    $     1,200   $   187,501
--------------------------------------------------------------------------------------------------------

                                                (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                              QUOTED PRICES        OTHER       SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                                  MARKETS        OBSERVABLE       INPUTS
                                              FOR IDENTICAL       INPUTS
LIABILITIES                                    LIABILITIES                                         TOTAL
--------------------------------------------------------------------------------------------------------
Futures(1)                                 $            (12)   $         --    $        --   $       (12)
--------------------------------------------------------------------------------------------------------
Total                                      $            (12)   $         --    $        --   $       (12)
--------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                      COMMON             CORPORATE         CONVERTIBLE
                                                      STOCKS           OBLIGATIONS          SECURITIES
--------------------------------------------------------------------------------------------------------
Balance as of May 31, 2015                                $-                  $519                  $-

Purchases                                              1,469                   637                 446

Sales                                                   (620)                 (675)                  -

Transfers into Level 3                                     -                     -                   -

Transfers out of Level 3                                   -                     -                   -

Net realized gain (loss) on investments                    -                     -                   -

Change in net unrealized appreciation/(depreciation)
of investments                                          (842)                   82                 184
--------------------------------------------------------------------------------------------------------
Balance as of February 29, 2016                           $7                  $563                $630
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2015, through February 29, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

13  | USAA Cornerstone Moderately Conservative Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderately Conservative Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

14  | USAA Cornerstone Moderately Conservative Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of Fund NAV.

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation

================================================================================

15  | USAA Cornerstone Moderately Conservative Fund

================================================================================

procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include preferred stocks, which are valued based on methods discussed in Note A2, and certain bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in

================================================================================

                                         Notes to Portfolio of Investments |  16

================================================================================

circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at February 29, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

OPTIONS TRANSACTIONS - The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

================================================================================

17  | USAA Cornerstone Moderately Conservative Fund

================================================================================

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the Fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 29, 2016, were $6,375,000 and $16,947,000, respectively, resulting in net unrealized depreciation of $10,572,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $186,954,000 at February 29, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 21.1% of net assets at February 29, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee

================================================================================

                                         Notes to Portfolio of Investments |  18

================================================================================

obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust
STRIPS  Separate trading of registered interest and principal of securities

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 29, 2016.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 29, 2016, was $7,000, which represented less than 0.1% of the Fund's net assets.
(d) Security was fair valued at February 29, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $570,000, which represented 0.3% of the Fund's net assets.
(e) At February 29, 2016, the issuer was in default with respect to interest and/or principal payments.

================================================================================

19  | USAA Cornerstone Moderately Conservative Fund

================================================================================

(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 29, 2016.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(i) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(j) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(k) Securities with a value of $209,000 are segregated as collateral for initial margin requirements on open futures contracts.
(l) Rate represents the money market fund annualized seven-day yield at February 29, 2016.
*       Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  20

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA CORNERSTONE MODERATE FUND
FEBRUARY 29, 2016

                                                                      (Form N-Q)

48471-0416                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA CORNERSTONE MODERATE FUND
February 29, 2016 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              U.S. EQUITY SECURITIES (30.8%)

              COMMON STOCKS (21.5%)

              CONSUMER DISCRETIONARY (3.2%)
              -----------------------------
              ADVERTISING (0.5%)
    59,300    Omnicom Group, Inc.                                                            $     4,614
                                                                                             -----------
              APPAREL RETAIL (0.4%)
     4,240    Caleres, Inc.                                                                          120
     5,540    Finish Line, Inc. "A"                                                                  101
    46,200    TJX Companies, Inc.                                                                  3,424
                                                                                             -----------
                                                                                                   3,645
                                                                                             -----------
              AUTO PARTS & EQUIPMENT (0.3%)
    15,800    BorgWarner, Inc.                                                                       516
     8,630    Dana Holding Corp.                                                                     107
     8,150    Gentex Corp.                                                                           119
     1,980    Gentherm, Inc.*                                                                         83
    59,400    Magna International, Inc.                                                            2,308
                                                                                             -----------
                                                                                                   3,133
                                                                                             -----------
              AUTOMOBILE MANUFACTURERS (0.2%)
   146,000    Ford Motor Co.                                                                       1,827
     3,090    Thor Industries, Inc.                                                                  171
                                                                                             -----------
                                                                                                   1,998
                                                                                             -----------
              AUTOMOTIVE RETAIL (0.0%)
     2,460    CST Brands, Inc.                                                                        80
     1,920    Lithia Motors, Inc. "A"                                                                178
     1,890    Murphy USA, Inc.*                                                                      120
                                                                                             -----------
                                                                                                     378
                                                                                             -----------
              BROADCASTING (0.3%)
    58,400    CBS Corp. "B"                                                                        2,825
                                                                                             -----------
              FOOTWEAR (0.0%)
     8,040    Wolverine World Wide, Inc.                                                             152
                                                                                             -----------
              GENERAL MERCHANDISE STORES (0.4%)
    23,300    Dollar General Corp.                                                                 1,730
    27,400    Target Corp.                                                                         2,150
                                                                                             -----------
                                                                                                   3,880
                                                                                             -----------
              HOME IMPROVEMENT RETAIL (0.1%)
    11,100    Home Depot, Inc.                                                                     1,378
                                                                                             -----------
              HOMEBUILDING (0.1%)
     7,070    M/I Homes, Inc.*                                                                       124
     4,220    Meritage Homes Corp.*                                                                  137
        80    NVR, Inc.*                                                                             131
    19,010    TRI Pointe Group, Inc.*                                                                196
                                                                                             -----------
                                                                                                     588
                                                                                             -----------

================================================================================

1  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HOTELS, RESORTS & CRUISE LINES (0.5%)
    96,400    Carnival Corp.                                                                 $     4,623
    12,600    Royal Caribbean Cruises Ltd.                                                           937
                                                                                             -----------
                                                                                                   5,560
                                                                                             -----------
              INTERNET RETAIL (0.1%)
     1,300    Amazon.com, Inc.*                                                                      718
                                                                                             -----------
              PUBLISHING (0.0%)
     7,560    Gannett Co., Inc.                                                                      115
     3,190    Meredith Corp.                                                                         139
                                                                                             -----------
                                                                                                     254
                                                                                             -----------
              SPECIALIZED CONSUMER SERVICES (0.1%)
    27,000    H&R Block, Inc.                                                                        888
                                                                                             -----------
              SPECIALTY STORES (0.1%)
     4,420    Dick's Sporting Goods, Inc.                                                            188
    12,230    Hibbett Sports, Inc.*                                                                  434
                                                                                             -----------
                                                                                                     622
                                                                                             -----------
              TIRES & RUBBER (0.1%)
    43,400    Goodyear Tire & Rubber Co.                                                           1,307
                                                                                             -----------
              Total Consumer Discretionary                                                        31,940
                                                                                             -----------

              CONSUMER STAPLES (1.6%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.0%)
     2,870    Ingredion, Inc.                                                                        290
                                                                                             -----------
              DRUG RETAIL (0.6%)
    29,330    CVS Health Corp.                                                                     2,850
    35,300    Walgreens Boots Alliance, Inc.                                                       2,787
                                                                                             -----------
                                                                                                   5,637
                                                                                             -----------
              FOOD RETAIL (0.2%)
     2,050    Casey's General Stores, Inc.                                                           216
    50,000    Kroger Co.                                                                           1,996
                                                                                             -----------
                                                                                                   2,212
                                                                                             -----------
              HOUSEHOLD PRODUCTS (0.2%)
     5,300    Church & Dwight Co., Inc.                                                              481
    25,800    Procter & Gamble Co.                                                                 2,071
                                                                                             -----------
                                                                                                   2,552
                                                                                             -----------
              PACKAGED FOODS & MEAT (0.0%)
     8,960    Flowers Foods, Inc.                                                                    153
                                                                                             -----------
              SOFT DRINKS (0.4%)
    37,300    PepsiCo, Inc.                                                                        3,649
                                                                                             -----------
              TOBACCO (0.2%)
     8,800    Altria Group, Inc.                                                                     542
    22,600    Reynolds American, Inc.                                                              1,140
                                                                                             -----------
                                                                                                   1,682
                                                                                             -----------
              Total Consumer Staples                                                              16,175
                                                                                             -----------

              ENERGY (1.2%)
              -------------
              INTEGRATED OIL & GAS (0.7%)
     6,530    Chevron Corp.                                                                          545
    19,500    Exxon Mobil Corp.                                                                    1,563
    66,470    Occidental Petroleum Corp.                                                           4,574
                                                                                             -----------
                                                                                                   6,682
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS DRILLING (0.0%)
    10,680    Atwood Oceanics, Inc.                                                          $        74
                                                                                             -----------
              OIL & GAS EQUIPMENT & SERVICES (0.2%)
    31,240    Halliburton Co.                                                                      1,008
    11,740    Helix Energy Solutions Group, Inc.*                                                     46
     8,480    Hornbeck Offshore Services, Inc.*                                                       73
    19,900    Schlumberger Ltd.                                                                    1,427
                                                                                             -----------
                                                                                                   2,554
                                                                                             -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.3%)
     6,248    California Resources Corp.                                                               3
     4,000    Cimarex Energy Co.                                                                     336
    34,100    ConocoPhillips                                                                       1,154
    20,200    EOG Resources, Inc.                                                                  1,308
                                                                                             -----------
                                                                                                   2,801
                                                                                             -----------
              OIL & GAS REFINING & MARKETING (0.0%)
     5,770    Green Plains, Inc.                                                                      78
     2,170    REX American Resources Corp.*                                                          110
                                                                                             -----------
                                                                                                     188
                                                                                             -----------
              Total Energy                                                                        12,299
                                                                                             -----------

              FINANCIALS (3.0%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.0%)
     4,190    Eaton Vance Corp.                                                                      121
     5,140    Waddell & Reed Financial, Inc. "A"                                                     121
                                                                                             -----------
                                                                                                     242
                                                                                             -----------
              CONSUMER FINANCE (0.3%)
     2,660    Encore Capital Group, Inc.*                                                             62
   107,082    Synchrony Financial*                                                                 2,886
                                                                                             -----------
                                                                                                   2,948
                                                                                             -----------
              DIVERSIFIED BANKS (1.4%)
   572,100    Bank of America Corp.                                                                7,163
    60,633    Citigroup, Inc.                                                                      2,355
    79,800    JPMorgan Chase & Co.                                                                 4,493
                                                                                             -----------
                                                                                                  14,011
                                                                                             -----------
              INVESTMENT BANKING & BROKERAGE (0.0%)
     7,520    Raymond James Financial, Inc.                                                          330
                                                                                             -----------
              LIFE & HEALTH INSURANCE (0.0%)
     4,650    American Equity Investment Life Insurance Co.                                           63
                                                                                             -----------
              MULTI-LINE INSURANCE (0.0%)
     1,360    American Financial Group, Inc.                                                          91
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.3%)
     2,590    AMERISAFE, Inc.                                                                        133
    18,980    Chubb Ltd.                                                                           2,193
     1,800    Hanover Insurance Group, Inc.                                                          149
     9,420    Old Republic International Corp.                                                       168
     5,120    Selective Insurance Group, Inc.                                                        172
     2,820    W.R. Berkley Corp.                                                                     145
                                                                                             -----------
                                                                                                   2,960
                                                                                             -----------
              REGIONAL BANKS (1.0%)
     1,770    Bank of Hawaii Corp.                                                                   112
    50,200    BB&T Corp.                                                                           1,615
     7,310    Cathay General Bancorp                                                                 195
     1,730    Cullen/Frost Bankers, Inc.                                                              83
     9,760    F.N.B. Corp.                                                                           120
   187,800    Fifth Third Bancorp                                                                  2,866

================================================================================

3  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     6,060    FirstMerit Corp.                                                               $       119
     7,730    Fulton Financial Corp.                                                                  98
   374,900    KeyCorp                                                                              3,955
    14,650    National Penn Bancshares, Inc.                                                         163
     6,800    PNC Financial Services Group, Inc.                                                     553
     2,200    Prosperity Bancshares, Inc.                                                             89
     8,820    TCF Financial Corp.                                                                    100
     5,480    Webster Financial Corp.                                                                184
     7,850    Wilshire Bancorp, Inc.                                                                  77
                                                                                             -----------
                                                                                                  10,329
                                                                                             -----------
              REINSURANCE (0.0%)
       270    Alleghany Corp.*                                                                       125
     1,970    Endurance Specialty Holdings Ltd.                                                      123
     1,670    Reinsurance Group of America, Inc.                                                     150
                                                                                             -----------
                                                                                                     398
                                                                                             -----------
              SPECIALIZED FINANCE (0.0%)
     2,970    Atlas Air Worldwide Holdings, Inc.*                                                    108
                                                                                             -----------
              THRIFTS & MORTGAGE FINANCE (0.0%)
    10,800    Astoria Financial Corp.                                                                161
     7,080    Washington Federal, Inc.                                                               150
                                                                                             -----------
                                                                                                     311
                                                                                             -----------
              Total Financials                                                                    31,791
                                                                                             -----------

              HEALTH CARE (3.5%)
              ------------------
              BIOTECHNOLOGY (1.3%)
   109,150    AbbVie, Inc.                                                                         5,961
    15,400    Amgen, Inc.                                                                          2,191
     3,040    Enanta Pharmaceuticals, Inc.*                                                           86
    53,500    Gilead Sciences, Inc.                                                                4,668
     1,620    United Therapeutics Corp.*                                                             198
                                                                                             -----------
                                                                                                  13,104
                                                                                             -----------
              HEALTH CARE DISTRIBUTORS (0.2%)
     8,200    McKesson Corp.                                                                       1,276
     4,240    Owens & Minor, Inc.                                                                    167
                                                                                             -----------
                                                                                                   1,443
                                                                                             -----------
              HEALTH CARE EQUIPMENT (0.4%)
     2,320    CONMED Corp.                                                                            92
     3,380    Greatbatch, Inc.*                                                                      128
    91,200    Hologic, Inc.*                                                                       3,158
     2,630    Masimo Corp.*                                                                          100
     2,340    Teleflex, Inc.                                                                         334
                                                                                             -----------
                                                                                                   3,812
                                                                                             -----------
              HEALTH CARE FACILITIES (0.0%)
     7,190    Ensign Group, Inc.                                                                     147
                                                                                             -----------
              HEALTH CARE SERVICES (0.0%)
     1,150    Chemed Corp.                                                                           148
     3,450    MEDNAX, Inc.*                                                                          231
                                                                                             -----------
                                                                                                     379
                                                                                             -----------
              HEALTH CARE SUPPLIES (0.0%)
     3,400    Anika Therapeutics, Inc.*                                                              153
                                                                                             -----------
              LIFE SCIENCES TOOLS & SERVICES (0.0%)
       800    Bio-Rad Laboratories, Inc. "A"*                                                        108

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     2,800    Cambrex Corp.*                                                                 $       108
                                                                                             -----------
                                                                                                     216
                                                                                             -----------
              MANAGED HEALTH CARE (0.1%)
    11,600    UnitedHealth Group, Inc.                                                             1,382
                                                                                             -----------
              PHARMACEUTICALS (1.5%)
     8,000    Allergan plc*                                                                        2,321
     9,730    DepoMed, Inc.*                                                                         149
    20,340    Johnson & Johnson                                                                    2,140
     2,230    Lannett Co., Inc.*                                                                      56
    87,300    Merck & Co., Inc.                                                                    4,383
   186,834    Pfizer, Inc.                                                                         5,543
     4,630    Prestige Brands Holdings, Inc.*                                                        227
                                                                                             -----------
                                                                                                  14,819
                                                                                             -----------
              Total Health Care                                                                   35,455
                                                                                             -----------

              INDUSTRIALS (2.7%)
              ------------------
              AEROSPACE & DEFENSE (0.7%)
     4,900    Boeing Co.                                                                             579
    18,400    Honeywell International, Inc.                                                        1,865
     4,000    Lockheed Martin Corp.                                                                  863
     2,270    Moog, Inc. "A"*                                                                         98
     7,400    Raytheon Co.                                                                           917
    46,000    Spirit AeroSystems Holdings, Inc. "A"*                                               2,116
     1,740    Teledyne Technologies, Inc.*                                                           148
                                                                                             -----------
                                                                                                   6,586
                                                                                             -----------
              AGRICULTURAL & FARM MACHINERY (0.0%)
     2,450    AGCO Corp.                                                                             121
                                                                                             -----------
              AIRLINES (0.2%)
    15,010    JetBlue Airways Corp.*                                                                 330
    21,400    Southwest Airlines Co.                                                                 898
    16,200    United Continental Holdings, Inc.*                                                     928
                                                                                             -----------
                                                                                                   2,156
                                                                                             -----------
              BUILDING PRODUCTS (0.1%)
    42,300    Masco Corp.                                                                          1,193
     1,400    Universal Forest Products, Inc.                                                        107
                                                                                             -----------
                                                                                                   1,300
                                                                                             -----------
              COMMERCIAL PRINTING (0.0%)
     3,140    Deluxe Corp.                                                                           180
                                                                                             -----------
              CONSTRUCTION & ENGINEERING (0.0%)
     3,120    EMCOR Group, Inc.                                                                      143
                                                                                             -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.0%)
     4,130    Trinity Industries, Inc.                                                                65
                                                                                             -----------
              DIVERSIFIED SUPPORT SERVICES (0.0%)
     2,130    G & K Services, Inc. "A"                                                               141
     1,000    UniFirst Corp.                                                                         106
                                                                                             -----------
                                                                                                     247
                                                                                             -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
    23,200    Eaton Corp. plc                                                                      1,316
     2,540    EnerSys                                                                                130
                                                                                             -----------
                                                                                                   1,446
                                                                                             -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.0%)
     4,160    ABM Industries, Inc.                                                                   131
                                                                                             -----------
              HEAVY ELECTRICAL EQUIPMENT (0.0%)
     2,270    AZZ, Inc.                                                                              115
                                                                                             -----------

================================================================================

5  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.1%)
     4,080    Korn/Ferry International                                                       $       116
     3,350    ManpowerGroup, Inc.                                                                    259
     2,080    On Assignment, Inc.*                                                                    69
                                                                                             -----------
                                                                                                     444
                                                                                             -----------
              INDUSTRIAL CONGLOMERATES (1.0%)
    21,040    Carlisle Companies, Inc.                                                             1,897
   267,317    General Electric Co.                                                                 7,790
                                                                                             -----------
                                                                                                   9,687
                                                                                             -----------
              INDUSTRIAL MACHINERY (0.4%)
     2,890    Barnes Group, Inc.                                                                      99
     2,000    Crane Co.                                                                               98
     1,580    Graco, Inc.                                                                            124
     3,930    Mueller Industries, Inc.                                                               103
     2,210    Nordson Corp.                                                                          158
    34,600    Stanley Black & Decker, Inc.                                                         3,253
                                                                                             -----------
                                                                                                   3,835
                                                                                             -----------
              MARINE (0.0%)
     6,440    Matson, Inc.                                                                           258
                                                                                             -----------
              OFFICE SERVICES & SUPPLIES (0.0%)
     3,340    Essendant, Inc.                                                                         98
                                                                                             -----------
              RAILROADS (0.0%)
     2,410    Genesee & Wyoming, Inc. "A"*                                                           137
                                                                                             -----------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
     2,410    Applied Industrial Technologies, Inc.                                                   93
     2,540    GATX Corp.                                                                             109
                                                                                             -----------
                                                                                                     202
                                                                                             -----------
              TRUCKING (0.0%)
     7,360    Knight Transportation, Inc.                                                            178
                                                                                             -----------
              Total Industrials                                                                   27,329
                                                                                             -----------

              INFORMATION TECHNOLOGY (4.5%)
              -----------------------------
              APPLICATION SOFTWARE (0.4%)
    41,600    Citrix Systems, Inc.*                                                                2,939
     3,820    Ebix, Inc.                                                                             142
     5,920    Mentor Graphics Corp.                                                                  113
     9,210    Synopsys, Inc.*                                                                        412
                                                                                             -----------
                                                                                                   3,606
                                                                                             -----------
              COMMUNICATIONS EQUIPMENT (0.7%)
     6,480    ARRIS International plc*                                                               155
   189,056    Cisco Systems, Inc.                                                                  4,950
     2,030    Plantronics, Inc.                                                                       76
    37,300    QUALCOMM, Inc.                                                                       1,894
                                                                                             -----------
                                                                                                   7,075
                                                                                             -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
     8,200    Alliance Data Systems Corp.*                                                         1,723
     4,910    Broadridge Financial Solutions, Inc.                                                   276
     7,910    Convergys Corp.                                                                        204
     4,360    CSG Systems International, Inc.                                                        166
     1,530    DST Systems, Inc.                                                                      160
     1,680    Global Payments, Inc.                                                                  102
     4,890    Jack Henry & Associates, Inc.                                                          402
    26,900    MasterCard, Inc. "A"                                                                 2,338
     4,730    Sykes Enterprises, Inc.*                                                               144
                                                                                             -----------
                                                                                                   5,515
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ELECTRONIC COMPONENTS (0.0%)
     1,340    Littelfuse, Inc.                                                               $       152
                                                                                             -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
     4,700    Keysight Technologies, Inc.*                                                           123
                                                                                             -----------
              ELECTRONIC MANUFACTURING SERVICES (0.0%)
     9,420    Jabil Circuit, Inc.                                                                    197
     3,180    Methode Electronics, Inc.                                                               91
     3,390    Plexus Corp.*                                                                          123
                                                                                             -----------
                                                                                                     411
                                                                                             -----------
              INTERNET SOFTWARE & SERVICES (0.8%)
     9,460    Alphabet, Inc. "A"*                                                                  6,785
    13,000    Facebook, Inc. "A"*                                                                  1,390
     1,460    J2 Global, Inc.                                                                        106
                                                                                             -----------
                                                                                                   8,281
                                                                                             -----------
              IT CONSULTING & OTHER SERVICES (0.0%)
    11,080    Computer Sciences Corp.                                                                319
                                                                                             -----------
              SEMICONDUCTOR EQUIPMENT (0.1%)
    44,800    Applied Materials, Inc.                                                                846
     2,400    Cabot Microelectronics Corp.*                                                           92
     3,050    MKS Instruments, Inc.                                                                  100
     3,820    Tessera Technologies, Inc.                                                             113
                                                                                             -----------
                                                                                                   1,151
                                                                                             -----------
              SEMICONDUCTORS (0.1%)
    27,590    Intel Corp.                                                                            816
    38,900    Micron Technology, Inc.*                                                               414
                                                                                             -----------
                                                                                                   1,230
                                                                                             -----------
              SYSTEMS SOFTWARE (1.2%)
   161,680    Microsoft Corp.                                                                      8,226
    96,200    Oracle Corp.                                                                         3,538
                                                                                             -----------
                                                                                                  11,764
                                                                                             -----------
              TECHNOLOGY DISTRIBUTORS (0.1%)
     3,750    Arrow Electronics, Inc.*                                                               214
     4,080    Avnet, Inc.                                                                            168
     1,450    ePlus, Inc.*                                                                           109
     6,090    Ingram Micro, Inc. "A"                                                                 218
     1,640    SYNNEX Corp.                                                                           154
     1,290    Tech Data Corp.*                                                                        91
                                                                                             -----------
                                                                                                     954
                                                                                             -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.5%)
    43,630    Apple, Inc.                                                                          4,219
    57,600    HP, Inc.                                                                               616
    13,100    Western Digital Corp.                                                                  570
                                                                                             -----------
                                                                                                   5,405
                                                                                             -----------
              Total Information Technology                                                        45,986
                                                                                             -----------

              MATERIALS (0.6%)
              ----------------
              COMMODITY CHEMICALS (0.1%)
     7,400    LyondellBasell Industries N.V. "A"                                                     594
                                                                                             -----------
              DIVERSIFIED CHEMICALS (0.2%)
    14,100    Dow Chemical Co.                                                                       685
   119,600    Huntsman Corp.                                                                       1,299
                                                                                             -----------
                                                                                                   1,984
                                                                                             -----------
              DIVERSIFIED METALS & MINING (0.0%)
     1,530    Compass Minerals International, Inc.                                                   104
                                                                                             -----------

================================================================================

7  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              METAL & GLASS CONTAINERS (0.0%)
     1,870    AptarGroup, Inc.                                                               $       138
                                                                                             -----------
              PAPER PACKAGING (0.2%)
    34,420    Bemis Co., Inc.                                                                      1,689
     2,690    Sonoco Products Co.                                                                    117
                                                                                             -----------
                                                                                                   1,806
                                                                                             -----------
              PAPER PRODUCTS (0.0%)
     6,120    KapStone Paper & Packaging Corp.                                                        63
                                                                                             -----------
              SPECIALTY CHEMICALS (0.1%)
     4,470    Albemarle Corp.                                                                        251
     2,190    Innospec, Inc.                                                                          95
     2,410    Stepan Co.                                                                             120
     3,540    Valspar Corp.                                                                          277
                                                                                             -----------
                                                                                                     743
                                                                                             -----------
              STEEL (0.0%)
     2,980    Reliance Steel & Aluminum Co.                                                          181
                                                                                             -----------
              Total Materials                                                                      5,613
                                                                                             -----------

              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
   101,689    Verizon Communications, Inc.                                                         5,159
                                                                                             -----------

              UTILITIES (0.7%)
              ----------------
              ELECTRIC UTILITIES (0.6%)
     6,510    ALLETE, Inc.                                                                           345
    24,900    American Electric Power Co., Inc.                                                    1,538
    13,600    Duke Energy Corp.                                                                    1,010
    35,400    Edison International                                                                 2,413
    11,500    NextEra Energy, Inc.                                                                 1,297
     6,810    OGE Energy Corp.                                                                       170
                                                                                             -----------
                                                                                                   6,773
                                                                                             -----------
              GAS UTILITIES (0.0%)
     1,750    Laclede Group, Inc.                                                                    114
     7,180    South Jersey Industries, Inc.                                                          183
                                                                                             -----------
                                                                                                     297
                                                                                             -----------
              MULTI-UTILITIES (0.1%)
     3,810    Avista Corp.                                                                           144
     6,190    NorthWestern Corp.                                                                     367
                                                                                             -----------
                                                                                                     511
                                                                                             -----------
              Total Utilities                                                                      7,581
                                                                                             -----------
              Total Common Stocks (cost: $205,927)                                               219,328
                                                                                             -----------

              PREFERRED STOCKS (2.1%)

              CONSUMER STAPLES (1.0%)
              -----------------------
              AGRICULTURAL PRODUCTS (1.0%)
   161,682    CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                         4,472
    58,000    Dairy Farmers of America, Inc., 7.88%, cumulative redeemable,
                perpetual(a),(b)                                                                   6,112
                                                                                             -----------
                                                                                                  10,584
                                                                                             -----------
              Total Consumer Staples                                                              10,584
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              ENERGY (0.6%)
              -------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
     4,900    Chesapeake Energy Corp., 5.75%, perpetual(a)                                   $       606
                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.5%)
     2,050    Kinder Morgan G.P., Inc., 4.13%, cumulative redeemable(a)                            1,618
   156,338    NuStar Logistics, LP, 7.63%                                                          3,469
                                                                                             -----------
                                                                                                   5,087
                                                                                             -----------
              Total Energy                                                                         5,693
                                                                                             -----------

              FINANCIALS (0.5%)
              -----------------
              LIFE & HEALTH INSURANCE (0.4%)
   167,198    Delphi Financial Group, Inc., 7.38%, cumulative redeemable(b)                        4,169
                                                                                             -----------
              REINSURANCE (0.1%)
     1,500    American Overseas Group Ltd., 7.50%, non-cumulative, perpetual, acquired
              1/23/2007 - 3/09/2007; cost $1,533*(c),(d)                                             375
                                                                                             -----------
              Total Financials                                                                     4,544
                                                                                             -----------
              Total Preferred Stocks (cost: $24,679)                                              20,821
                                                                                             -----------

              EXCHANGE-TRADED FUNDS (2.7%)
    63,500    iShares Core S&P 500 ETF                                                            12,351
   185,900    iShares MSCI USA Minimum Volatility ETF                                              7,747
    63,100    Vanguard Mid-Cap ETF                                                                 7,098
                                                                                             -----------
              Total Exchange-Traded Funds (cost: $27,328)                                         27,196
                                                                                             -----------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (4.5%)
    24,060    iShares 20+ Year Treasury Bond ETF                                                   3,151
    92,200    iShares Core U.S. Aggregate Bond ETF                                                10,150
    25,200    iShares iBoxx USD High Yield Corporate Bond ETF                                      2,018
    62,420    iShares iBoxx Investment Grade Corporate Bond ETF                                    7,179
   282,200    Vanguard Total Bond Market ETF                                                      23,211
                                                                                             -----------
              Total Fixed-Income Exchange-Traded Funds (cost: $45,362)                            45,709
                                                                                             -----------
              Total U.S. Equity Securities (cost: $303,296)                                      313,054
                                                                                             -----------

              INTERNATIONAL EQUITY SECURITIES (22.0%)

              COMMON STOCKS (1.3%)

              ENERGY (0.4%)
              -------------
              INTEGRATED OIL & GAS (0.4%)
    86,000    Royal Dutch Shell plc ADR "A"                                                        3,911
                                                                                             -----------

              FINANCIALS (0.2%)
              -----------------
              PROPERTY & CASUALTY INSURANCE (0.2%)
    53,300    XL Group plc                                                                         1,833
                                                                                             -----------

              HEALTH CARE (0.5%)
              ------------------
              HEALTH CARE EQUIPMENT (0.4%)
    56,400    Medtronic plc                                                                        4,365
                                                                                             -----------
              PHARMACEUTICALS (0.1%)
    35,000    Roche Holdings Ltd. ADR                                                              1,122
                                                                                             -----------
              Total Health Care                                                                    5,487
                                                                                             -----------

================================================================================

9  | USAA Cornerstone Moderate Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              SEMICONDUCTORS (0.1%)
     8,328    NXP Semiconductors N.V.*                                                       $       593
                                                                                             -----------

              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    44,400    Vodafone Group plc ADR                                                               1,350
                                                                                             -----------
              Total Common Stocks (cost: $13,792)                                                 13,174
                                                                                             -----------

              EXCHANGE-TRADED FUNDS (19.9%)
 1,022,960    iShares Core MSCI EAFE ETF                                                          50,800
   512,200    iShares Core MSCI Emerging Markets ETF                                              18,941
   243,900    iShares Currency Hedged MSCI EAFE ETF                                                5,639
   120,500    iShares MSCI Canada ETF                                                              2,607
   393,897    iShares MSCI EAFE ETF                                                               21,113
   236,200    iShares MSCI EAFE Minimum Volatility ETF                                            14,918
    41,400    iShares MSCI Emerging Markets Minimum Volatility ETF                                 1,947
    57,438    iShares MSCI Turkey ETF                                                              2,153
   172,000    PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio                            5,669
   398,200    PowerShares FTSE RAFI Emerging Markets Portfolio                                     5,348
   450,500    Schwab Fundamental International Large Co. Index ETF                                 9,902
    26,600    SPDR S&P China ETF                                                                   1,681
    34,497    SPDR S&P Emerging Markets SmallCap ETF                                               1,228
   101,190    Vanguard FTSE All-World ex-US ETF                                                    4,046
   434,000    Vanguard FTSE Developed Markets ETF                                                 14,591
   342,800    Vanguard FTSE Europe ETF                                                            15,621
    60,960    Vanguard Total Stock Market ETF                                                      5,996
    24,746    WisdomTree Emerging Markets High Dividend Fund                                         767
    59,797    WisdomTree Emerging Markets SmallCap Dividend Fund                                   2,044
    90,400    WisdomTree Europe Hedged Equity Fund                                                 4,518
   223,351    WisdomTree India Earnings Fund                                                       3,770
   209,700    WisdomTree Japan Hedged Equity Fund                                                  8,728
                                                                                             -----------
              Total Exchange-Traded Funds (cost: $232,821)                                       202,027
                                                                                             -----------

              FIXED-INCOME EXCHANGE-TRADED FUNDS (0.8%)
    74,120    iShares J.P. Morgan USD Emerging Markets Bond ETF (cost: $7,820)                     7,959
                                                                                             -----------
              Total International Equity Securities (cost: $254,433)                             223,160
                                                                                             -----------

              PRECIOUS METALS AND COMMODITY-RELATED SECURITIES (1.1%)

              GOLD (0.0%)

              NORTH AMERICAN GOLD COMPANIES (0.0%)
   110,164    Hycroft Mining Corp., acquired 9/22/2014 - 06/09/2015; cost $3,919*(c),(d)              33
                                                                                             -----------

              EXCHANGE-TRADED FUNDS (1.1%)
    65,300    First Trust Global Tactical Commodity Strategy Fund*                                 1,282
    69,416    iShares Silver Trust*                                                                  986
    81,400    Market Vectors Gold Miners ETF                                                       1,577
   114,500    PowerShares DB Commodity Index Tracking Fund*                                        1,460
   141,800    United States Commodity Index Fund*                                                  5,610
                                                                                             -----------
              Total Exchange-Traded Funds (cost: $13,289)                                         10,915
                                                                                             -----------
              Total Precious Metals and Commodity-Related Securities (cost: $17,208)              10,948
                                                                                             -----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              GLOBAL REAL ESTATE EQUITY SECURITIES (0.7%)

              COMMON STOCKS (0.4%)
              REAL ESTATE SERVICES (0.0%)
     1,990    Jones Lang LaSalle, Inc.                                                       $       203
                                                                                             -----------
              REITs - DIVERSIFIED (0.1%)
     5,590    PS Business Parks, Inc.                                                                513
                                                                                             -----------
              REITs - MORTGAGE (0.1%)
    55,570    Capstead Mortgage Corp.                                                                540
                                                                                             -----------
              REITs - RETAIL (0.1%)
     6,700    Taubman Centers, Inc.                                                                  474
                                                                                             -----------
              REITs - SPECIALIZED (0.1%)
    12,480    Corrections Corp. of America                                                           361
     8,690    Lamar Advertising Co.                                                                  496
                                                                                             -----------
                                                                                                     857
                                                                                             -----------
              Total Common Stocks (cost: $ 2,703)                                                  2,587
                                                                                             -----------

              PREFERRED STOCKS (0.2%)

              REITs - MORTGAGE (0.1%)
    24,000    Arbor Realty Trust, Inc., 7.38%*                                                       574
                                                                                             -----------

              REITs - OFFICE (0.1%)
    58,254    Equity Commonwealth, Series E, 7.25%, cumulative redeemable, perpetual*              1,469
                                                                                             -----------
              Total Preferred Stocks (cost: $1,907)                                                2,043
                                                                                             -----------

              EXCHANGE-TRADED FUNDS (0.1%)
    13,000    Vanguard REIT ETF(cost: $1,010)                                                        974
                                                                                             -----------
              Total Global Real Estate Equity Securities (cost: $5,620)                            5,604
                                                                                             -----------

PRINCIPAL
AMOUNT                                                       COUPON
(000)                                                          RATE            MATURITY
--------------------------------------------------------------------------------------------------------
              BONDS (40.5%)

              CORPORATE OBLIGATIONS (14.6%)

              CONSUMER DISCRETIONARY (0.1%)
              -----------------------------
              SPECIALTY STORES (0.1%)
$    1,000    Guitar Center, Inc. (a)                           6.50%            4/15/2019           860
       700    Toys R Us Property Co. II, LLC                    8.50            12/01/2017           663
                                                                                             -----------
                                                                                                   1,523
                                                                                             -----------
              Total Consumer Discretionary                                                         1,523
                                                                                             -----------

              ENERGY (1.8%)
              -------------
              OIL & GAS DRILLING (0.0%)
     1,407    Schahin II Finance Co. SPV Ltd. (a),(e)           5.88             9/25/2023           240
                                                                                             -----------

================================================================================

11  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                       COUPON                                VALUE
(000)         SECURITY                                        RATE            MATURITY             (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS EXPLORATION & PRODUCTION (0.1%)
$    1,000    Newfield Exploration Co.                          5.38%            1/01/2026   $       870
                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (1.7%)
     5,700    DCP Midstream, LLC (a)                            5.85             5/21/2043         3,049
     2,950    Enbridge Energy Partners, LP                      7.38            10/15/2045         2,747
     3,059    Enbridge Energy Partners, LP                      8.05            10/01/2077         2,088
     7,300    Energy Transfer Partners, LP                      3.63(f)         11/01/2066         3,504
     4,000    Enterprise Products Operating, LLC                7.00             6/01/2067         2,816
       800    Martin Midstream Partners, LP & Martin
                Midstream Finance Corp.                         7.25             2/15/2021           644
     1,000    Southern Union Co.                                3.63(f)         11/01/2066           390
     2,500    TEPPCO Partners, LP                               7.00             6/01/2067         1,723
                                                                                             -----------
                                                                                                  16,961
                                                                                             -----------
              Total Energy                                                                        18,071
                                                                                             -----------

              FINANCIALS (9.2%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
     6,000    Prospect Capital Corp.                            5.00             7/15/2019         5,496
                                                                                             -----------
              DIVERSIFIED BANKS (0.2%)
     2,100    JPMorgan Chase Capital XIII                       1.55(f)          9/30/2034         1,611
                                                                                             -----------
              LIFE & HEALTH INSURANCE (1.4%)
     5,500    Lincoln National Corp.                            7.00(f)          5/17/2066         3,603
     2,000    Lincoln National Corp.                            6.05             4/20/2067         1,305
     4,000    Prudential Financial, Inc.                        5.63             6/15/2043         3,957
     1,000    Prudential Financial, Inc.                        5.20             3/15/2044           939
     6,150    StanCorp Financial Group, Inc.                    6.90             6/01/2067         4,935
                                                                                             -----------
                                                                                                  14,739
                                                                                             -----------
              MULTI-LINE INSURANCE (1.3%)
     7,000    Genworth Holdings, Inc.                           6.15            11/15/2066         1,505
     8,300    Glen Meadow Pass-Through Trust (a)                6.51             2/12/2067         6,142
     5,670    Nationwide Mutual Insurance Co. (a)               2.80(f)         12/15/2024         5,525
                                                                                             -----------
                                                                                                  13,172
                                                                                             -----------
              MULTI-SECTOR HOLDINGS (0.3%)
     3,000    BNSF Funding Trust I                              6.61            12/15/2055         3,270
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (3.1%)
     5,000    Allstate Corp.                                    5.75             8/15/2053         4,991
     5,800    AmTrust Financial Services, Inc.                  6.13             8/15/2023         6,265
     4,875    HSB Group, Inc. (d)                               1.53(f)          7/15/2027         3,656
     4,530    Ironshore Holdings, Inc. (a)                      8.50             5/15/2020         5,273
     9,600    Oil Insurance Ltd. (a)                            3.59(f)                  -(g)      8,544
     2,500    Travelers Companies, Inc. (b)                     6.25             3/15/2067         2,487
                                                                                             -----------
                                                                                                  31,216
                                                                                             -----------
              REAL ESTATE DEVELOPMENT (0.1%)
      800     Forestar USA Real Estate Group, Inc. (a)          8.50             6/01/2022           762
                                                                                             -----------
              REGIONAL BANKS (2.0%)
     1,000    Allfirst Preferred Capital Trust                  2.12(f)          7/15/2029           826
       600    Compass Bank                                      6.40            10/01/2017           631
     2,000    Compass Bank                                      3.88             4/10/2025         1,842
     4,000    Cullen/Frost Capital Trust II                     1.96(f)          3/01/2034         3,521
     2,850    First Maryland Capital Trust I                    1.62(f)          1/15/2027         2,262
     2,500    First Tennessee Bank, N.A.                        5.65             4/01/2016         2,506
     2,000    Huntington Capital Trust II "B"                   1.14(f)          6/15/2028         1,648
     2,000    Manufacturers & Traders Trust Co.                 5.63            12/01/2021         1,965
     6,000    SunTrust Capital I                                1.29(f)          5/15/2027         4,845
                                                                                             -----------
                                                                                                  20,046
                                                                                             -----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              REINSURANCE (0.1%)
$     1,500   Alterra USA Holdings Ltd. (a)                      7.20%          4/14/2017     $    1,572
                                                                                              ----------
              THRIFTS & MORTGAGE FINANCE (0.2%)
      1,000   Ocwen Financial Corp.                              6.63           5/15/2019            862
      1,200   Walter Investment Management Corp.                 7.88          12/15/2021            861
                                                                                              ----------
                                                                                                   1,723
                                                                                              ----------
              Total Financials                                                                    93,607
                                                                                              ----------
              INDUSTRIALS (0.4%)
              ------------------
              AEROSPACE & DEFENSE (0.0%)
        500   Constellis Holdings, LLC & Constellis Finance
                  Corp. (a)                                      9.75           5/15/2020            404
                                                                                              ----------
              AIRLINES (0.1%)
        496   America West Airlines, Inc. Pass-Through Trust
                  (INS)(b)                                       7.93           7/02/2020            527
                                                                                              ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
        500   Artesyn Embedded Technologies, Inc. (a)            9.75          10/15/2020            419
                                                                                              ----------
              TRADING COMPANIES & DISTRIBUTORS (0.2%)
      1,000   ILFC E-Capital Trust I (a),(b)                     4.49(f)       12/21/2065            773
      2,000   ILFC E-Capital Trust II (a),(b)                    4.74(f)       12/21/2065          1,555
                                                                                              ----------
                                                                                                   2,328
                                                                                              ----------
              Total Industrials                                                                    3,678
                                                                                              ----------
              INFORMATION TECHNOLOGY (0.1%)
              -----------------------------
              SYSTEMS SOFTWARE (0.1%)
        600   Ensemble S Merger Sub, Inc. (a)                    9.00           9/30/2023            557
                                                                                              ----------
              MATERIALS (0.3%)
              ----------------
              DIVERSIFIED METALS & MINING (0.3%)
      5,250   Freeport-McMoRan, Inc.                             5.45           3/15/2043          3,071
                                                                                              ----------
              TELECOMMUNICATION SERVICES (0.5%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.5%)
        500   CenturyLink, Inc.                                  7.65           3/15/2042            413
      5,000   Frontier Communications Corp. (a)                 11.00           9/15/2025          5,025
                                                                                              ----------
                                                                                                   5,438
                                                                                              ----------
              Total Telecommunication Services                                                     5,438
                                                                                              ----------
              UTILITIES (2.2%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
      2,800   NextEra Energy Capital Holdings, Inc.              6.35          10/01/2066          1,953
      1,750   NextEra Energy Capital Holdings, Inc.              6.65           6/15/2067          1,321
      2,150   NextEra Energy Capital Holdings, Inc.              7.30           9/01/2067          2,053
      3,312   PPL Capital Funding, Inc.                          6.70           3/30/2067          2,486
                                                                                              ----------
                                                                                                   7,813
                                                                                              ----------
              MULTI-UTILITIES (1.4%)
      2,500   Dominion Resources, Inc.                           7.50(f)        6/30/2066          2,100
      2,900   Dominion Resources, Inc.                           2.90(f)        9/30/2066          1,959
      7,000   Puget Sound Energy, Inc.                           6.97           6/01/2067          5,093
      7,000   WEC Energy Group, Inc.                             6.25           5/15/2067          5,215
                                                                                              ----------
                                                                                                  14,367
                                                                                              ----------
              Total Utilities                                                                     22,180
                                                                                              ----------
              Total Corporate Obligations (cost: $166,901)                                       148,125
                                                                                              ----------

================================================================================

13  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              CONVERTIBLE SECURITIES (0.1%)

              MATERIALS (0.1%)
              ----------------
              GOLD (0.1%)
 $      245   Hycroft Mining Corp. (h) (cost: $235)             15.00%         10/22/2020     $      331
                                                                                              ----------
              Total Convertible Securities (cost: $235)                                              331
                                                                                              ----------
              EURODOLLAR AND YANKEE OBLIGATIONS (3.2%)

              ENERGY (0.4%)
              -------------
              OIL & GAS STORAGE & TRANSPORTATION (0.4%)
      5,544   TransCanada PipeLines Ltd.                         6.35           5/15/2067          3,547
        600   TransCanada Trust                                  5.63           5/20/2075            495
                                                                                              ----------
                                                                                                   4,042
                                                                                              ----------
              Total Energy                                                                         4,042
                                                                                              ----------
              FINANCIALS (1.2%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
      1,000   LBI hf, acquired 10/12/2007; cost
                 $1,000(a),(c),(d),(e)                           7.43                   -(g)          --
                                                                                              ----------
              LIFE & HEALTH INSURANCE (0.4%)
      4,750   Great-West Life & Annuity Insurance Capital,
                 LP(a),(b)                                       7.15(f)        5/16/2046          4,667
                                                                                              ----------
              PROPERTY & CASUALTY INSURANCE (0.4%)
      3,430   QBE Capital Funding III Ltd. (a)                   7.25           5/24/2041          3,747
                                                                                              ----------
              REGIONAL BANKS (0.0%)
      2,000   Glitnir Banki hf, acquired 9/11/2006 -
                 10/18/2006; cost $2,029(a),(c),(d),(e)          7.45                   -(g)          --
                                                                                              ----------
              REINSURANCE (0.4%)
      4,000   Swiss Re Capital I, LP (a)                         6.85(f)                -(g)       4,001
                                                                                              ----------
              Total Financials                                                                    12,415
                                                                                              ----------
              MATERIALS (1.2%)
              ----------------
              COMMODITY CHEMICALS (0.3%)
      3,000   Braskem Finance Ltd.                               6.45           2/03/2024          2,707
                                                                                              ----------
              DIVERSIFIED METALS & MINING (0.1%)
        800   Vedanta Resources plc (a)                          6.00           1/31/2019            473
                                                                                              ----------
              GOLD (0.8%)
      5,600   Kinross Gold Corp.                                 5.95           3/15/2024          4,508
      4,285   Newcrest Finance Proprietary Ltd. (a)              4.45          11/15/2021          3,966
                                                                                              ----------
                                                                                                   8,474
                                                                                              ----------
              Total Materials                                                                     11,654
                                                                                              ----------
              UTILITIES (0.4%)
              ----------------
              ELECTRIC UTILITIES (0.4%)
      4,500   Electricite De France S.A. (a)                     5.25                   -(g)       3,926
                                                                                              ----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
        300   AES Gener S.A. (a)                                 8.38          12/18/2073            296
                                                                                              ----------
              Total Utilities                                                                      4,222
                                                                                              ----------
              Total Eurodollar and Yankee Obligations (cost: $38,669)                             32,333
                                                                                              ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (0.2%)

              FINANCIALS (0.2%)
              -----------------
              ASSET-BACKED FINANCING (0.2%)
$     2,000   SLC Student Loan Trust                             1.07%(f)       7/15/2036     $    1,732
        545   SLM Student Loan Trust                             1.17(f)       10/25/2038            475
                                                                                              ----------
                                                                                                   2,207
                                                                                              ----------
              Total Financials                                                                     2,207
                                                                                              ----------
              Total Asset-Backed Securities (cost: $1,957)                                         2,207
                                                                                              ----------
              COLLATERALIZED MORTGAGE OBLIGATIONS (0.3%)

              FINANCIALS (0.3%)
              -----------------
        413   Sequoia Mortgage Trust                             1.33(f)        9/20/2033            366
      2,745   Structured Asset Mortgage Investments, Inc.        0.93(f)        7/19/2035          2,521
        430   Wells Fargo Mortgage Backed Securities Trust       2.81(f)        4/25/2035            407
                                                                                              ----------
              Total Financials                                                                     3,294
                                                                                              ----------
              Total Collateralized Mortgage Obligations (cost: $3,336)                             3,294
                                                                                              ----------
              COMMERCIAL MORTGAGE SECURITIES (6.8%)

              FINANCIALS (6.8%)
              -----------------
              COMMERCIAL MORTGAGE-BACKED SECURITIES (6.8%)
      1,000   Banc of America Commercial Mortgage, Inc.          5.34          11/10/2042            996
      3,238   Banc of America Commercial Mortgage, Inc.          5.86           7/10/2044          3,253
      3,000   Banc of America Commercial Mortgage, Inc.          5.87           5/10/2045          3,001
      1,000   Banc of America Commercial Mortgage, Inc.          5.42          10/10/2045            998
      4,000   Banc of America Commercial Mortgage, Inc.          6.27           2/10/2051          4,103
      2,000   BCRR Trust (a)                                     5.86           7/17/2040          2,073
      1,934   Bear Stearns Commercial Mortgage Securities,
                  Inc.                                           5.21           2/11/2041          1,933
      4,034   Bear Stearns Commercial Mortgage Securities,
                  Inc. (a)                                       5.66           9/11/2041          4,012
        900   Bear Stearns Commercial Mortgage Securities,
                  Inc.                                           5.60          10/12/2041            900
        277   Bear Stearns Commercial Mortgage Securities,
                  Inc.                                           4.99           9/11/2042            277
        900   Citigroup Commercial Mortgage Trust                5.91           3/15/2049            896
        400   Citigroup Commercial Mortgage Trust                6.14          12/10/2049            325
      2,761   Commercial Mortgage Loan Trust                     6.10          12/10/2049          2,164
      3,000   Commercial Mortgage Trust                          5.38          12/10/2046          2,858
      1,000   Commercial Mortgage Trust (a)                      5.54          12/11/2049          1,025
      7,400   Credit Suisse Commercial Mortgage Pass-
                  Through Trust                                  0.62           2/15/2040          7,019
      3,600   GE Capital Commercial Mortgage Corp.               5.43          11/10/2045          3,264
      1,000   GE Capital Commercial Mortgage Corp.               5.61          12/10/2049            995
        998   GMAC Commercial Mortgage Securities, Inc.          4.97          12/10/2041          1,010
        500   GMAC Commercial Mortgage Securities, Inc.          4.98          12/10/2041            514
        550   GMAC Commercial Mortgage Securities, Inc.          4.81           5/10/2043            511
      3,210   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.57           4/15/2043          3,207
      1,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.55          12/15/2044            998
      1,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.55          12/15/2044            998
      4,500   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.93           4/17/2045          3,921

================================================================================

15  | USAA Cornerstone Moderate Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                           RATE            MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$     3,000   J.P. Morgan Chase Commercial Mortgage
                  Securities Corp.                               5.37%          5/15/2047     $    3,016
        795   LB-UBS Commercial Mortgage Trust                   5.28           2/15/2041            780
        423   Merrill Lynch Mortgage Trust                       5.49           7/12/2038            423
        400   Merrill Lynch Mortgage Trust                       5.52           7/12/2038            398
      4,000   Merrill Lynch Mortgage Trust                       5.76           5/12/2039          3,920
        141   Merrill Lynch Mortgage Trust                       5.01          10/12/2041            141
      1,000   ML-CFC Commercial Mortgage Trust                   5.42           8/12/2048          1,013
      1,500   ML-CFC Commercial Mortgage Trust                   5.89           8/12/2049          1,504
        460   ML-CFC Commercial Mortgage Trust                   5.86           9/12/2049            477
      2,319   Morgan Stanley Capital I Trust                     5.19          11/14/2042          2,316
        800   Morgan Stanley Capital I Trust                     5.48           3/12/2044            764
      3,150   Wachovia Bank Commercial Mortgage Trust            5.76           5/15/2043          3,146
                                                                                              ----------
                                                                                                  69,149
                                                                                              ----------
              Total Financials                                                                    69,149
                                                                                              ----------
              Total Commercial Mortgage Securities (cost: $68,200)                                69,149
                                                                                              ----------
              U.S. GOVERNMENT AGENCY ISSUES (1.3%)(i)

              COMMERCIAL MORTGAGE-BACKED SECURITIES (1.3%)
      2,250   Fannie Mae (+)                                     2.15           1/25/2023          2,266
      5,200   Freddie Mac (+)                                    3.33           5/25/2025          5,587
      5,000   Freddie Mac (+)                                    3.51           4/25/2030          5,356
                                                                                              ----------
                                                                                                  13,209
                                                                                              ----------
              Total U.S. Government Agency Issues (cost: $12,795)                                 13,209
                                                                                              ----------
              U.S. TREASURY SECURITIES (14.0%)

              BONDS (13.1%)
     18,250   2.67%, 8/15/2044 (STRIPS Principal)(j)                                               8,420
     49,500   3.13%, 8/15/2044                                                                    54,872
      6,000   3.00%, 11/15/2044                                                                    6,481
     41,800   3.11%, 5/15/2045 (STRIPS Principal)(j)                                              18,696
     40,700   3.00%, 5/15/2045                                                                    43,929
                                                                                              ----------
                                                                                                 132,398
                                                                                              ----------
              NOTES (0.9%)
      2,250   2.38%, 8/15/2024                                                                     2,376
      2,000   2.25%, 11/15/2024                                                                    2,090
      5,000   2.25%, 11/15/2025 (k)                                                                5,223
                                                                                              ----------
                                                                                                   9,689
                                                                                              ----------
              Total U.S. Treasury Securities (cost: $130,358)                                    142,087
                                                                                              ----------
              Total Bonds (cost: $422,451)                                                       410,735
                                                                                              ----------

NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (5.1%)

              MONEY MARKET FUNDS (5.1%)
 51,579,372   State Street Institutional Liquid Reserves Fund Premier Class, 0.42% (l)
                 (cost: $51,579)                                                                  51,579
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $1,054,587)                                            $1,015,080
                                                                                              ==========

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                            UNREALIZED
NUMBER OF                                                                                  APPRECIATION/
CONTRACTS                                                  EXPIRATION          CONTRACT   (DEPRECIATION)
LONG/(SHORT)  SECURITY                                        DATE            VALUE (000)      (000)
--------------------------------------------------------------------------------------------------------
              FUTURES (1.4%)
        127   10YR U.S. Treasury Note                       6/21/2016           $  16,575            (90)
        (19)  Russell 2000 Mini                             3/18/2016              (1,960)           (39)
                                                                                ---------     ----------

              Total Futures                                                     $  14,615     $     (129)
                                                                                =========     ==========

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                               (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                             QUOTED PRICES        OTHER        SIGNIFICANT
                                               IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                MARKETS        OBSERVABLE         INPUTS
                                             FOR IDENTICAL       INPUTS
ASSETS                                          ASSETS                                             TOTAL
--------------------------------------------------------------------------------------------------------
U.S. Equity Securities:
  Common Stocks                              $     219,328     $        --     $         -- $    219,328
  Preferred Stocks                                      --          20,446              375       20,821
  Exchange-Traded Funds                             27,196              --               --       27,196
  Fixed-Income Exchange-Traded Funds                45,709              --               --       45,709
International Equity Securities:
  Common Stocks                                     13,174              --               --       13,174
  Exchange-Traded Funds                            209,986              --               --      209,986
Precious Metals and Commodity-Related
Securities:
  Common Stocks                                         --              --               33           33
  Exchange-Traded Funds                             10,915              --               --       10,915
Global Real Estate Equity Securities:
  Common Stocks                                      2,587              --               --        2,587
  Preferred Stocks                                      --           2,043               --        2,043
  Exchange-Traded Funds                                974              --               --          974
Bonds:
  Corporate Obligations                                 --         144,469            3,656      148,125
  Convertible Securities                                --              --              331          331
  Eurodollar and Yankee Obligations                     --          32,333               --       32,333
  Asset-Backed Securities                               --           2,207               --        2,207
  Collateralized Mortgage Obligations                   --           3,294               --        3,294
  Commercial Mortgage Securities                        --          69,149               --       69,149
  U.S. Government Agency Issues                         --          13,209               --       13,209
  U.S. Treasury Securities                         114,971          27,116               --      142,087
Money Market Instruments:
  Money Market Funds                                51,579              --               --       51,579
--------------------------------------------------------------------------------------------------------
Total                                        $     696,419     $   314,266     $      4,395 $  1,015,080
--------------------------------------------------------------------------------------------------------

                                               (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                             QUOTED PRICES        OTHER        SIGNIFICANT
                                               IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                MARKETS        OBSERVABLE         INPUTS
                                             FOR IDENTICAL       INPUTS
LIABILITIES                                   LIABILITIES                                          TOTAL
--------------------------------------------------------------------------------------------------------
Futures(1)                                   $        (129)    $        --     $       --   $       (129)
--------------------------------------------------------------------------------------------------------
Total                                        $        (129)    $        --     $       --   $       (129)
--------------------------------------------------------------------------------------------------------

================================================================================

17  | USAA Cornerstone Moderate Fund

================================================================================

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                             COMMON         PREFERRED        CONVERTIBLE       CORPORATE
                                             STOCKS            STOCKS         SECURITIES      OBLIGATIONS
--------------------------------------------------------------------------------------------------------
Balance as of May 31, 2015                 $      -           $   375               $  -         $ 3,318

Purchases                                     6,759             1,533                234           7,181

Sales                                        (2,840)           (1,533)                 -          (7,384)

Transfers into Level 3                            -                 -                  -

Transfers out of Level 3                          -                 -                  -

Net realized gain (loss) on investments

Change in net unrealized
appreciation/(depreciation) of investments   (3,886)                -                 97             541
--------------------------------------------------------------------------------------------------------
Balance as of February 29, 2016             $    33           $   375               $331         $ 3,656
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2015, through February 29, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Cornerstone Moderate Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

19  | USAA Cornerstone Moderate Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost.

7. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and asked prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of Fund NAV.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

9. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A2, and certain bonds, which are valued based on methods discussed in Note A5.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by discounted prior tender offer or quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

21  | USAA Cornerstone Moderate Fund

================================================================================

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at February 29, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

E. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 29, 2016, were $50,108,000 and $89,615,000 respectively, resulting in net unrealized depreciation of $39,507,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,012,662,000 at February 29, 2016, and, in total, may not

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 25.4% of net assets at February 29, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.


CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are U.S. dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage- related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT       Real estate investment trust
STRIPS     Separate trading of registered interest and principal of securities

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be

================================================================================

23  | USAA Cornerstone Moderate Fund

================================================================================

provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by AMBAC Assurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 29, 2016.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 29, 2016, was $408,000, which represented less than 0.1% of the Fund's net assets.
(d) Security was fair valued at February 29, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $4,064,000, which represented 0.4% of the Fund's net assets.
(e) At February 29, 2016, the issuer was in default with respect to interest and/or principal payments.
(f) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 29, 2016.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

(i) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other
       GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.
(j) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(k) Securities with a value of $5,223,000 are segregated as collateral for initial margin requirements on open futures contracts.
(l) Rate represents the money market fund annualized seven-day yield at February 29, 2016.
*      Non-income-producing security.

================================================================================

25    | USAA Cornerstone Moderate Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA EMERGING MARKETS FUND
FEBRUARY 29, 2016

                                                                      (Form N-Q)

48477-0416                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA EMERGING MARKETS FUND
February 29, 2016 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (97.4%)

              COMMON STOCKS (96.3%)

              CONSUMER DISCRETIONARY (13.4%)
              ------------------------------
              ADVERTISING (0.4%)
     27,337   Innocean Worldwide, Inc.(a)                                                     $    1,859
    734,690   ITE Group plc(a)                                                                     1,349
                                                                                              ----------
                                                                                                   3,208
                                                                                              ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.7%)
 26,624,000   Bosideng International Holdings Ltd., acquired 10/17/2012 - 5/08/2014;
                cost $6,200(a),(b)                                                                 2,092
  4,930,900   MC GROUP PCL NVDR(a)                                                                 1,647
 51,555,000   PT Pan Brothers Tbk(a)                                                               1,874
                                                                                              ----------
                                                                                                   5,613
                                                                                              ----------
              AUTO PARTS & EQUIPMENT (2.0%)
    700,936   Hota Industrial Manufacturing Co. Ltd.(a)                                            2,731
     59,092   Hyundai Mobis Co. Ltd.(a)                                                           11,875
  2,242,000   Nexteer Automotive Group Ltd.(a)                                                     2,128
                                                                                              ----------
                                                                                                  16,734
                                                                                              ----------
              AUTOMOBILE MANUFACTURERS (1.5%)
  6,333,722   Brilliance China Automotive Holdings Ltd.(a)                                         5,187
  2,436,000   Dongfeng Motor Group Co. Ltd. "H"(a)                                                 2,841
     72,060   KIA Motors Corp.(a)                                                                  2,696
    271,305   Turk Otomobil Fabrikasi A.S.(a)                                                      1,838
                                                                                              ----------
                                                                                                  12,562
                                                                                              ----------
              CASINOS & GAMING (0.9%)
    893,400   Genting Malaysia Berhad(a)                                                             877
  1,405,000   Melco International Development Ltd.(a)                                              1,636
  2,782,000   NagaCorp Ltd.(a)                                                                     1,515
  3,006,000   Wynn Macau Ltd.(a)                                                                   3,441
                                                                                              ----------
                                                                                                   7,469
                                                                                              ----------
              DEPARTMENT STORES (0.7%)
  2,339,500   Lifestyle International Holdings Ltd., acquired 6/9/2014 - 8/22/2014;
                cost $4,551(a),(b)                                                                 2,846
    344,800   Lojas Renner S.A.                                                                    1,546
    167,398   Poya Co. Ltd.(a)                                                                     1,687
                                                                                              ----------
                                                                                                   6,079
                                                                                              ----------
              EDUCATION SERVICES (1.4%)
  1,581,000   Estacio Participacoes S.A.                                                           5,024
    201,910   New Oriental Education & Technology Group, Inc. ADR                                  6,285
                                                                                              ----------
                                                                                                  11,309
                                                                                              ----------
              FOOTWEAR (0.2%)
    332,000   Yue Yuen Industrial Holdings Ltd.(a)                                                 1,178
                                                                                              ----------
              HOME FURNISHINGS (0.2%)
      9,360   Hanssem Co. Ltd.(a)                                                                  1,927
                                                                                              ----------

================================================================================

1  | USAA Emerging Markets Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HOME IMPROVEMENT RETAIL (0.3%)
 34,023,100   ACE Hardware Indonesia(a)                                                       $    2,328
                                                                                              ----------
              HOMEBUILDING (0.0%)
  6,312,677   URBI, Desarrollos Urbanos, S.A. de C.V., acquired 12/18/2012 - 3/25/2013;
                cost $2,879*(b),(c)                                                                   16
    371,300   Viver Incorporadora e Construtora S.A.*                                                  2
                                                                                              ----------
                                                                                                      18
                                                                                              ----------
              HOUSEHOLD APPLIANCES (0.9%)
  1,036,000   Basso Industry Corp.(a)                                                              2,099
  1,412,359   Techtronic Industries Co.(a)                                                         5,406
                                                                                              ----------
                                                                                                   7,505
                                                                                              ----------
              INTERNET RETAIL (0.7%)
    509,739   Vipshop Holdings Ltd. ADR*                                                           5,663
                                                                                              ----------
              MOTORCYCLE MANUFACTURERS (0.6%)
    161,428   Bajaj Auto Ltd.(a)                                                                   5,187
                                                                                              ----------
              MOVIES & ENTERTAINMENT (0.4%)
     17,290   CJ CGV Co. Ltd.(a)                                                                   1,627
  2,343,167   Major Cineplex Group PCL NVDR(a)                                                     1,824
                                                                                              ----------
                                                                                                   3,451
                                                                                              ----------
              RESTAURANTS (0.4%)
    561,800   Alsea S.A.B. de C.V.                                                                 2,116
    303,570   Arcos Dorados Holdings, Inc. "A"*                                                      798
                                                                                              ----------
                                                                                                   2,914
                                                                                              ----------
              SPECIALIZED CONSUMER SERVICES (0.2%)
    111,731   Seoul Auction Co. Ltd.(a)                                                            1,921
                                                                                              ----------
              SPECIALTY STORES (0.8%)
 13,730,900   Beauty Community PCL(a)                                                              2,081
  2,489,600   Chow Tai Fook Jewellery Group Ltd.(a)                                                1,479
     82,475   JUMBO S.A.*(a)                                                                       1,004
  1,009,000   Luk Fook Holdings International Ltd.(a)                                              1,999
                                                                                              ----------
                                                                                                   6,563
                                                                                              ----------
              TEXTILES (1.1%)
    143,310   Eclat Textile Co. Ltd.(a)                                                            1,796
    429,000   Nan Liu Enterprise Co. Ltd.(a)                                                       1,907
    430,000   Shenzhou International Group(a)                                                      2,195
  2,104,000   Texwinca Holdings Ltd.(a)                                                            2,008
  1,796,500   Weiqiao Textile Co. Ltd. "H"(a)                                                        764
                                                                                              ----------
                                                                                                   8,670
                                                                                              ----------
              Total Consumer Discretionary                                                       110,299
                                                                                              ----------
              CONSUMER STAPLES (6.1%)
              -----------------------
              BREWERS (0.6%)
  1,199,200   Ambev S.A. ADR                                                                       5,205
                                                                                              ----------
              DISTILLERS & VINTNERS (0.2%)
     60,508   Muhak Co. Ltd.(a)                                                                    1,684
                                                                                              ----------
              DRUG RETAIL (0.2%)
    288,140   Clicks Group Ltd.(a)                                                                 1,679
                                                                                              ----------
              FOOD RETAIL (1.0%)
     20,943   X5 Retail Group N.V. GDR*                                                              390
    431,490   X5 Retail Group N.V. GDR*(a)                                                         7,990
                                                                                              ----------
                                                                                                   8,380
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HOUSEHOLD PRODUCTS (0.8%)
  2,906,300   Kimberly-Clark de Mexico S.A. de C.V. "A"                                       $    6,380
                                                                                              ----------
              HYPERMARKETS & SUPER CENTERS (0.7%)
    292,325   Cia Brasileira de Distribuicao                                                       3,027
     10,735   E Mart Co. Ltd.(a)                                                                   1,526
  1,147,800   Robinsons Retail Holdings, Inc.(a)                                                   1,478
                                                                                              ----------
                                                                                                   6,031
                                                                                              ----------
              PACKAGED FOODS & MEAT (1.8%)
     71,036   Adecoagro S.A.*                                                                        926
    894,899   Agthia Group PJSC(a)                                                                 1,724
     44,567   Britannia Industries Ltd.(a)                                                         1,790
    701,796   CCL Products India Ltd.(a)                                                           1,736
  1,940,136   Marfrig Global Foods S.A.*                                                           3,020
  3,173,900   Thai Union Frozen Products PCL NVDR(a)                                               1,772
     86,355   Tiger Brands Ltd.(a)                                                                 1,582
    318,701   Ulker Biskuvi Sanayi A.S.(a)                                                         1,933
                                                                                              ----------
                                                                                                  14,483
                                                                                              ----------
              PERSONAL PRODUCTS (0.2%)
    280,600   Natura Cosmeticos S.A.                                                               1,857
                                                                                              ----------
              TOBACCO (0.6%)
     53,875   KT&G Corp.(a)                                                                        4,642
                                                                                              ----------
              Total Consumer Staples                                                              50,341
                                                                                              ----------
              ENERGY (6.9%)
              -------------
              COAL & CONSUMABLE FUELS (0.6%)
  3,308,000   China Shenhua Energy Co. Ltd. "H"(a)                                                 4,633
                                                                                              ----------
              INTEGRATED OIL & GAS (3.0%)
    754,850   Gazprom PAO ADR                                                                      2,763
  1,083,832   Gazprom PAO ADR(a)                                                                   3,964
    250,730   Lukoil PJSC ADR                                                                      8,898
    520,225   YPF S.A. ADR                                                                         9,426
                                                                                              ----------
                                                                                                  25,051
                                                                                              ----------
              OIL & GAS EXPLORATION & PRODUCTION (2.3%)
 11,063,000   CNOOC Ltd.(a)                                                                       11,640
      4,715   NovaTek OAO GDR                                                                        408
     82,170   NovaTek OAO GDR(a)                                                                   7,048
                                                                                              ----------
                                                                                                  19,096
                                                                                              ----------
              OIL & GAS REFINING & MARKETING (1.0%)
  4,730,000   NewOcean Energy Holdings Ltd.(a)                                                     1,648
     13,575   Reliance Industries Ltd. GDR                                                           384
    211,064   Reliance Industries Ltd. GDR(a),(d)                                                  5,953
                                                                                              ----------
                                                                                                   7,985
                                                                                              ----------
              Total Energy                                                                        56,765
                                                                                              ----------
              FINANCIALS (22.6%)
              ------------------
              CONSUMER FINANCE (0.7%)
  1,520,400   Group Lease plc(a)                                                                     878
     44,603   Kruk S.A.(a)                                                                         2,032
    736,400   Krungthai Card PCL NVDR(a)                                                           1,714
    332,100   Unifin Financiera, S.A.P.I. DE C.V., SOFOM, E.N.R,*                                    960
                                                                                              ----------
                                                                                                   5,584
                                                                                              ----------
              DIVERSIFIED BANKS (18.5%)
 23,658,653   Agricultural Bank of China Ltd. "H"(a)                                               7,774
    527,320   Akbank T.A.S.(a)                                                                     1,313
    447,726   Axis Bank Ltd. GDR(a)                                                               12,653

================================================================================

3  | USAA Emerging Markets Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     91,596   Banco Bradesco S.A.                                                             $      531
  1,366,795   Banco do Brasil S.A.                                                                 4,609
    298,940   Banco Santander Brasil S.A. ADR                                                      1,100
    214,176   Bancolombia S.A. ADR                                                                 6,442
 19,271,000   China Construction Bank Corp. "H"(a)                                                11,280
  1,195,409   Commercial International Bank GDR(a)                                                 4,250
     61,400   Credicorp Ltd.                                                                       7,199
     74,770   Erste Group Bank AG*(a)                                                              1,915
    255,570   Grupo Aval Acciones Y Valores ADR                                                    1,725
    390,965   Grupo Aval Acciones Y Valores S.A.                                                     133
  1,453,800   Grupo Financiero Banorte S.A. "O"                                                    7,338
    122,560   Hana Financial Group, Inc.(a)                                                        2,060
    675,839   ICICI Bank Ltd. ADR                                                                  3,832
  4,007,800   Jasmine Broadband Internet Infrastructure Fund(c)                                      939
     61,520   KB Financial Group, Inc.(a)                                                          1,474
    303,985   OTP Bank plc(a)                                                                      6,320
 11,961,295   PT Bank Mandiri (Persero) Tbk(a)                                                     8,540
 14,756,400   PT Bank Rakyat Indonesia (Persero) Tbk(a)                                           12,246
 13,480,772   Sberbank of Russia*(c)                                                              19,027
    318,888   Sberbank of Russia ADR                                                               1,929
    302,412   Shinhan Financial Group Co., Ltd.(a)                                                 9,260
    627,981   Standard Bank Group Ltd.(a)                                                          4,313
    118,442   Standard Chartered plc(a)                                                              707
  2,840,153   Turkiye Garanti Bankasi A.S.(a)                                                      7,044
  3,046,712   Turkiye Is Bankasi "C"(a)                                                            4,640
  1,537,800   Turkiye Vakiflar Bankasi T.A.O. "D"(a)                                               2,140
                                                                                              ----------
                                                                                                 152,733
                                                                                              ----------
              INVESTMENT BANKING & BROKERAGE (0.2%)
    632,713   IIFL Holdings Ltd.(a)                                                                1,520
                                                                                              ----------
              LIFE & HEALTH INSURANCE (1.6%)
  1,064,351   Hanwha Life Insurance Co. Ltd.(a)                                                    5,264
  1,838,500   Ping An Insurance (Group) Co. of China Ltd. "H"(a)                                   7,800
                                                                                              ----------
                                                                                                  13,064
                                                                                              ----------
              MULTI-SECTOR HOLDINGS (0.4%)
  4,036,000   First Pacific Co. Ltd.(a)                                                            2,784
    216,110   Haci Omer Sabanci Holdings A.S.(a)                                                     635
                                                                                              ----------
                                                                                                   3,419
                                                                                              ----------
              REITs - INDUSTRIAL (0.5%)
  2,214,908   Macquarie Mexico Real Estate Management S.A de C.V.                                  2,796
    919,566   Pla Administradora Industria                                                         1,532
                                                                                              ----------
                                                                                                   4,328
                                                                                              ----------
              REITs - RESIDENTIAL (0.7%)
  6,543,189   Emlak Konut Gayrimenkul Yatirim Ortakligi A.S.(a)                                    5,688
                                                                                              ----------
              Total Financials                                                                   186,336
                                                                                              ----------
              HEALTH CARE (5.3%)
              ------------------
              BIOTECHNOLOGY (0.2%)
      4,619   Medy-Tox, Inc.(a)                                                                    1,660
                                                                                              ----------
              HEALTH CARE EQUIPMENT (0.9%)
    124,519   Huvitz Co. Ltd.(a)                                                                   1,638
    552,000   Intai Technology Corp.(a)                                                            2,174
     28,429   Osstem Implant Co. Ltd.*(a)                                                          1,766
     59,675   Value Added Technology Co. Ltd.(a)                                                   2,139
                                                                                              ----------
                                                                                                   7,717
                                                                                              ----------
              HEALTH CARE FACILITIES (0.8%)
 32,788,200   Chularat Hospital PCL NVDR(a)                                                        2,355
  1,934,500   KPJ Healthcare Berhad(a)                                                             2,006

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    150,201   NMC Health plc(a)                                                               $    1,850
                                                                                              ----------
                                                                                                   6,211
                                                                                              ----------
              HEALTH CARE SERVICES (0.2%)
    377,262   Integrated Diagnostics Holdings plc*(a)                                              1,726
                                                                                              ----------
              HEALTH CARE SUPPLIES (0.3%)
     62,299   INTEROJO Co. Ltd.(a)                                                                 2,106
                                                                                              ----------
              PHARMACEUTICALS (2.9%)
    101,677   Ajanta Pharma Ltd.(a)                                                                1,947
    988,110   Aurobindo Pharma Ltd.(a)                                                             9,512
  1,673,000   China Animal Healthcare Ltd., acquired 12/8/2014 - 1/26/2015;
                cost $1,227*(b),(c)                                                                  524
  3,658,000   China Medical System Holdings Ltd.(c)                                                4,611
     13,967   Dong-A ST Co. Ltd.(a)                                                                1,778
     53,158   Marksans Pharma Ltd.(a)                                                                 27
    305,052   Natco Pharma Ltd.(a)                                                                 1,860
    746,724   Square Pharmaceuticals Ltd.(a)                                                       2,512
    680,861   Suven Life Sciences Ltd.(a)                                                          1,526
                                                                                              ----------
                                                                                                  24,297
                                                                                              ----------
              Total Health Care                                                                   43,717
                                                                                              ----------
              INDUSTRIALS (9.4%)
              ------------------
              AEROSPACE & DEFENSE (1.5%)
     76,191   AeroSpace Technology of Korea, Inc.*(a)                                              1,303
    982,935   Aselsan Elektronik Sanayi Ve Ticaret A.S.(a)                                         5,842
    111,939   Embraer S.A. ADR                                                                     3,355
     18,706   Lig Nex1 Co. Ltd.(a)                                                                 1,745
                                                                                              ----------
                                                                                                  12,245
                                                                                              ----------
              AIRLINES (0.4%)
     55,620   Copa Holdings S.A. "A"                                                               3,396
                                                                                              ----------
              BUILDING PRODUCTS (0.4%)
    140,398   Kajaria Ceramics Ltd.(a)                                                             1,792
 39,751,500   PT Arwana Citramulia Tbk(a)                                                          1,679
                                                                                              ----------
                                                                                                   3,471
                                                                                              ----------
              CONSTRUCTION & ENGINEERING (2.3%)
    798,987   Ashoka Buildcon Ltd.(a)                                                              2,050
  7,895,000   China State Construction International Holdings Ltd.(a)                             12,116
  6,212,200   PT Pembangunan Perumahan Persero Tbk(a)                                              1,715
    106,227   Simplex Infrastructures Ltd.(a)                                                        304
  1,786,500   Sinopec Engineering Group Co. Ltd "H"(a)                                             1,306
  4,717,000   Sunway Construction Group Berhad*(a)                                                 1,570
                                                                                              ----------
                                                                                                  19,061
                                                                                              ----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.6%)
     68,916   China Yuchai International Ltd.                                                        678
  3,440,600   PT United Tractors Tbk(a)                                                            3,993
                                                                                              ----------
                                                                                                   4,671
                                                                                              ----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.9%)
    163,000   Voltronic Power Technology Corp.(a)                                                  2,488
    929,480   Zhuzhou CSR Times Electric Co. Ltd. "H"(a)                                           4,559
                                                                                              ----------
                                                                                                   7,047
                                                                                              ----------
              HIGHWAYS & RAILTRACKS (0.6%)
  1,605,200   CCR S.A.                                                                             5,049
                                                                                              ----------
              INDUSTRIAL CONGLOMERATES (1.0%)
    400,680   Koc Holding A.S. ADR                                                                 8,607
                                                                                              ----------
              INDUSTRIAL MACHINERY (0.2%)
  5,728,100   SKP Resources Berhad(a)                                                              1,853
                                                                                              ----------

================================================================================

5  | USAA Emerging Markets Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              MARINE PORTS & SERVICES (0.4%)
  1,062,031   Adani Ports and Special Economic Zone(a)                                        $    3,051
                                                                                              ----------
              RAILROADS (0.2%)
    366,710   Globaltrans Investment plc GDR*                                                      1,430
                                                                                              ----------
              RESEARCH & CONSULTING SERVICES (0.2%)
    268,177   Sporton International, Inc.(a)                                                       1,490
                                                                                              ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
    758,500   Mills Estruturas e Servicos de Engenharia S.A.*                                        442
                                                                                              ----------
              TRUCKING (0.6%)
    902,980   Localiza Rent a Car S.A.                                                             5,170
                                                                                              ----------
              Total Industrials                                                                   76,983
                                                                                              ----------
              INFORMATION TECHNOLOGY (20.6%)
              ------------------------------
              APPLICATION SOFTWARE (0.2%)
 10,281,300   IFCA MSC Berhad(a)                                                                   1,824
                                                                                              ----------
              COMMUNICATIONS EQUIPMENT (0.3%)
    807,141   Wistron NeWeb Corp.(a)                                                               2,068
                                                                                              ----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.1%)
    817,154   Cielo S.A. ADR                                                                       6,292
  4,936,100   My E.G. Services Berhad(a)                                                           2,559
      8,476   NICE Information & Telecommunication Inc.*(a)                                          227
                                                                                              ----------
                                                                                                   9,078
                                                                                              ----------
              ELECTRONIC COMPONENTS (1.3%)
    832,800   KCE Electronics PCL(a)                                                               1,986
     93,000   Largan Precision Co. Ltd.(a)                                                         6,993
 11,780,000   Tongda Group Holdings Ltd.(a)                                                        1,986
                                                                                              ----------
                                                                                                  10,965
                                                                                              ----------
              ELECTRONIC MANUFACTURING SERVICES (1.6%)
  1,227,000   AAC Technologies Holdings, Inc.(a)                                                   8,474
    999,113   Hon Hai Precision Industry Co. Ltd. GDR "S"(a)                                       4,693
                                                                                              ----------
                                                                                                  13,167
                                                                                              ----------
              INTERNET SOFTWARE & SERVICES (7.3%)
    106,572   Alibaba Group Holding Ltd. ADR*                                                      7,333
    132,552   Baidu, Inc. ADR*                                                                    22,987
    107,525   NetEase, Inc. ADR                                                                   14,474
    482,900   Tencent Holdings Ltd.(a)                                                             8,799
    476,130   Yandex N.V. "A"*                                                                     6,152
                                                                                              ----------
                                                                                                  59,745
                                                                                              ----------
              IT CONSULTING & OTHER SERVICES (0.8%)
    541,956   HCL Technologies Ltd.(a)                                                             6,478
                                                                                              ----------
              SEMICONDUCTOR EQUIPMENT (0.2%)
    175,773   WONIK IPS Co. Ltd.*(a)                                                               1,880
                                                                                              ----------
              SEMICONDUCTORS (5.4%)
  5,795,000   Advanced Semiconductor Engineering, Inc.(a)                                          6,569
  1,079,000   Chipbond Technology Corp.(a)                                                         1,673
    191,000   MediaTek, Inc.(a)                                                                    1,346
     68,242   Silicon Works Co. Ltd.(a)                                                            1,597
    276,135   SK Hynix, Inc.(a)                                                                    6,683
  2,056,267   Taiwan Semiconductor Manufacturing Co. Ltd.(a)                                       9,256
    745,600   Taiwan Semiconductor Manufacturing Co. Ltd. ADR                                     17,559
                                                                                              ----------
                                                                                                  44,683
                                                                                              ----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (2.4%)
    473,000   Catcher Technology Co. Ltd.(a)                                                       3,689

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     16,472   Samsung Electronics Co. Ltd.(a)                                                 $   15,659
                                                                                              ----------
                                                                                                  19,348
                                                                                              ----------
              Total Information Technology                                                       169,236
                                                                                              ----------
              MATERIALS (4.5%)
              ----------------
              ALUMINUM (0.2%)
  9,041,700   Midas Holdings Ltd.(a)                                                               1,719
                                                                                              ----------
              COMMODITY CHEMICALS (0.3%)
     27,411   SK Chemicals Co. Ltd.(a)                                                             1,768
    650,310   Synthos S.A.(a)                                                                        640
                                                                                              ----------
                                                                                                   2,408
                                                                                              ----------
              CONSTRUCTION MATERIALS (1.1%)
    345,471   Akcansa Cimento A.S.(a)                                                              1,654
  2,320,000   Anhui Conch Cement Co. Ltd. "H"(a)                                                   4,608
    545,607   Cemex S.A.B. de C.V. ADR*                                                            3,023
                                                                                              ----------
                                                                                                   9,285
                                                                                              ----------
              DIVERSIFIED METALS & MINING (1.2%)
    893,580   Freeport-McMoRan, Inc.                                                               6,818
  1,600,100   Grupo Mexico S.A.B. de C.V. "B"                                                      3,366
                                                                                              ----------
                                                                                                  10,184
                                                                                              ----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.1%)
     48,609   Sociedad Quimica y Minera Chile S.A. ADR                                               860
                                                                                              ----------
              INDUSTRIAL GASES (0.1%)
  3,290,300   Yingde Gases Group Co.(a)                                                            1,183
                                                                                              ----------
              SPECIALTY CHEMICALS (0.4%)
    241,807   Aarti Industries Ltd.(a)                                                             1,507
  8,310,700   D&L Industries, Inc.(a)                                                              1,484
                                                                                              ----------
                                                                                                   2,991
                                                                                              ----------
              STEEL (1.1%)
     18,774   POSCO(a)                                                                             3,034
    227,678   Ternium S.A. ADR                                                                     3,406
    311,000   Yeong Guan Energy Technology Group Co. Ltd.(a)                                       2,231
                                                                                              ----------
                                                                                                   8,671
                                                                                              ----------
              Total Materials                                                                     37,301
                                                                                              ----------
              TELECOMMUNICATION SERVICES (6.3%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.2%)
  5,002,000   Citic Telecom International(a)                                                       1,985
                                                                                              ----------
              INTEGRATED TELECOMMUNICATION SERVICES (2.2%)
    181,476   02 Czech Republic A.S.(a)                                                            1,859
    550,220   Magyar Telekom Telecommunications plc*(a)                                              824
    236,800   PT Telekomunikasi Indonesia (Persero) Tbk ADR                                       11,615
 11,094,940   PT XL Axiata Tbk*(a)                                                                 3,238
    212,215   Telesites SAB de C.V.*                                                                 113
                                                                                              ----------
                                                                                                  17,649
                                                                                              ----------
              WIRELESS TELECOMMUNICATION SERVICES (3.9%)
    212,215   America Movil S.A.B. de C.V. ADR "L"                                                 2,878
    126,600   China Mobile Ltd.(a)                                                                 1,344
    164,370   China Mobile Ltd. ADR                                                                8,792
    243,675   MegaFon OAO GDR(c)                                                                   2,863
     12,190   MegaFon OAO GDR(a)                                                                     142
    594,600   Mobile TeleSystems ADR                                                               4,162
    617,047   Mobile TeleSystems OJSC(c)                                                           1,896
     92,580   Philippine Long Distance Telephone Co. ADR                                           3,582
     72,610   TIM Participacoes S.A. ADR                                                             635

================================================================================

7  | USAA Emerging Markets Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    606,500   Turkcell Iletisim Hizmetleri A.S. ADR                                           $    5,659
                                                                                              ----------
                                                                                                  31,953
                                                                                              ----------
              Total Telecommunication Services                                                    51,587
                                                                                              ----------
              UTILITIES (1.2%)
              ----------------
              ELECTRIC UTILITIES (0.7%)
    494,350   Centrais Eletricas Brasileiras S.A. Eletrobras ADR*                                    702
     46,400   Companhia Paranaense de Energia                                                        179
    184,400   Companhia Paranaense de Energia ADR                                                  1,061
     27,300   Companhia Paranaense de Energia-Copel                                                  157
    184,823   Reliance Infrastructure Ltd. GDR                                                     3,321
                                                                                              ----------
                                                                                                   5,420
                                                                                              ----------
              GAS UTILITIES (0.1%)
    166,044   Aygaz A.S.(a)                                                                          596
                                                                                              ----------
              WATER UTILITIES (0.4%)
    611,800   Cia Saneamento Basico de Sao Paulo                                                   3,445
                                                                                              ----------
              Total Utilities                                                                      9,461
                                                                                              ----------
              Total Common Stocks (cost: $901,802)                                               792,026
                                                                                              ----------
              PREFERRED STOCKS (1.1%)

              CONSUMER DISCRETIONARY (0.4%)
              -----------------------------
              AUTOMOBILE MANUFACTURERS (0.4%)
     38,050   Hyundai Motor Co. Ltd.(a)                                                            3,131
                                                                                              ----------
              Total Consumer Discretionary                                                         3,131
                                                                                              ----------
              ENERGY (0.6%)
              -------------
              INTEGRATED OIL & GAS (0.6%)
    575,840   Petroleo Brasileiro S.A. ADR*                                                        1,457
  5,367,000   Surgutneftegas*(c)                                                                   3,140
                                                                                              ----------
                                                                                                   4,597
                                                                                              ----------
              Total Energy                                                                         4,597
                                                                                              ----------
              FINANCIALS (0.0%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
     69,552   Banco Bradesco S.A.                                                                    370
                                                                                              ----------
              Total Financials                                                                       370
                                                                                              ----------
              TELECOMMUNICATION SERVICES (0.1%)
              ---------------------------------
              INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
    113,660   Telefonica Brasil S.A. ADR                                                           1,089
                                                                                              ----------
              Total Telecommunication Services                                                     1,089
                                                                                              ----------
              Total Preferred Stocks (cost: $16,111)                                               9,187
                                                                                              ----------
              RIGHTS (0.0%)

              INDUSTRIALS (0.0%)
              ------------------
              TRADING COMPANIES & DISTRIBUTORS (0.0%)
    286,615   Mills Estruturas e Servicos de Engenharia S.A.*                                          1
                                                                                              ----------
              Total Industrials                                                                        1
                                                                                              ----------
              Total Rights (cost: $0)                                                                  1
                                                                                              ----------
              Total Equity Securities (cost: $917,913)                                           801,214
                                                                                              ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                                                             VALUE
$(000)(f)     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              BONDS (0.0%)

              CONVERTIBLE SECURITIES (0.0%)

              CONSUMER DISCRETIONARY (0.0%)
              -----------------------------
              HOMEBUILDING (0.0%)
  BRL 1,548   Viver Incorporadora e Construtora S.A., 16.13% due 8/6/2016,
              acquired 9/30/2013; cost $698(b),(c)                                            $       31
                                                                                              ----------
              Total Consumer Discretionary                                                            31
                                                                                              ----------
              Total Convertible Securities                                                            31
                                                                                              ----------
              Total Bonds (cost: $698)                                                                31
                                                                                              ----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.5%)

              MONEY MARKET FUNDS (0.5%)
  4,399,580   State Street Institutional Liquid Reserves Fund Premier Class, 0.42% (e)             4,399
                                                                                              ----------
              Total Money Market Instruments (cost: $4,399)                                        4,399
                                                                                              ----------

              TOTAL INVESTMENTS (COST: $923,010)                                              $  805,644
                                                                                              ==========

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                               (LEVEL 1)        (LEVEL 2)       (LEVEL 3)
                                             QUOTED PRICES        OTHER        SIGNIFICANT
                                               IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                MARKETS        OBSERVABLE         INPUTS
                                             FOR IDENTICAL       INPUTS
ASSETS                                          ASSETS                                             TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                                 $270,942          $520,544          $540        $792,026
  Preferred Stocks                                 2,916             6,271            --           9,187
  Rights                                               1                --            --               1
Bonds:
  Convertible Securities                              --                31            --              31
Money Market Instruments:
  Money Market Funds                               4,399                --            --           4,399
--------------------------------------------------------------------------------------------------------
Total                                           $278,258          $526,846          $540        $805,644
--------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

================================================================================

9  | USAA Emerging Markets Fund

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                   COMMON STOCKS
--------------------------------------------------------------------------------
Balance as of May 31, 2015                                                $1,056

Purchases                                                                      -

Sales                                                                          -

Transfers into Level 3                                                         -

Transfers out of Level 3                                                       -

Net realized gain (loss) on investments                                        -

Change in net unrealized appreciation/(depreciation) of investments         (516)
--------------------------------------------------------------------------------
Balance as of February 29, 2016                                           $  540
--------------------------------------------------------------------------------

For the period of June 1, 2015, through February 29, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Emerging Markets Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Emerging Markets Fund Shares (Fund Shares), Emerging Markets Fund Institutional Shares (Institutional Shares), and Emerging Markets Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

11  | USAA Emerging Markets Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), exchange-traded notes (ETNs), and equity-linked structured notes, except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s), if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities,

================================================================================

                                         Notes to Portfolio of Investments |  12

================================================================================

such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

6. Repurchase agreements are valued at cost.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain equity securities, which are valued based on methods discussed in Note A2. Additionally, certain equity securities and bonds are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

================================================================================

13  | USAA Emerging Markets Fund

================================================================================

The valuation of securities falling in the Level 3 category are primarily supported by the value being derived based on the analysis of a new restructuring plan and other relevant company information and discounted last traded price adjusted by movements in an index that is representative of the local market. However, these securities are included in the Level 3 category due to limited market transparency, and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 29, 2016, were $79,900,000 and $197,266,000, respectively, resulting in net unrealized depreciation of $117,366,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $822,881,000 at February 29, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
BRL        Brazilian Real
GDR Global depositary receipts are receipts issued by a U.S. or foreign bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
NVDR Non-voting depositary receipts are receipts issued by Thai NVDR Company Limited.
REIT       Real estate investment trust

SPECIFIC NOTES

(a) Securities with a value of $494,339,000, which represented 60.1% of the Fund's net assets, were classified as Level 2 at February 29, 2016, due to the prices being adjusted to take into account significant market movements following the close of local trading.

================================================================================

                                         Notes to Portfolio of Investments |  14

================================================================================

(b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 29, 2016, was $5,509,000, which represented 0.7% of the Fund's net assets.
(c) Security was fair valued at February 29, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $33,047,000, which represented 4.0% of the Fund's net assets.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) Rate represents the money market fund annualized seven-day yield at February 29, 2016.
(f)    In U.S. dollars unless otherwise notes.
*      Non-income-producing security.

================================================================================

15  | USAA Emerging Markets Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA GOVERNMENT SECURITIES FUND
FEBRUARY 29, 2016

                                                                      (Form N-Q)

48473-0416                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GOVERNMENT SECURITIES FUND
February 29, 2016 (unaudited)

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                          RATE             MATURITY          (000)
--------------------------------------------------------------------------------------------------------
              ASSET-BACKED SECURITIES (2.8%)

              ASSET-BACKED FINANCING (2.8%)
$    3,550    Navient Student Loan Trust                        0.95%(a)         6/25/2031   $     3,378
     5,090    Nelnet Student Loan Trust                         0.85(a)          6/25/2041         4,042
     2,452    SLM Student Loan Trust                            0.73(a)         10/27/2025         2,400
     5,000    SLM Student Loan Trust                            1.09(a)          6/26/2028         4,810
                                                                                             -----------
                                                                                                  14,630
                                                                                             -----------
              Total Asset-Backed Securities (cost: $15,334)                                       14,630
                                                                                             -----------

              U.S. GOVERNMENT AGENCY ISSUES (75.8%)(b)

              MORTGAGE-BACKED PASS-THROUGH SECURITIES, SINGLE-FAMILY (42.0%)
         3    Fannie Mae (+)                                    6.50            10/01/2016             3
        34    Fannie Mae (+)                                    6.50            12/01/2016            35
        14    Fannie Mae (+)                                    6.00             2/01/2017            14
     2,790    Fannie Mae (+)                                    3.50             5/01/2021         2,950
     7,464    Fannie Mae (+)                                    3.00             2/01/2027         7,807
     4,456    Fannie Mae (+)                                    3.00             2/01/2027         4,661
     1,198    Fannie Mae (+)                                    5.00            12/01/2035         1,326
       553    Fannie Mae (+)                                    5.50            11/01/2037           622
       815    Fannie Mae (+)                                    6.00             5/01/2038           930
     3,350    Fannie Mae (+)                                    4.00             8/01/2039         3,579
     5,546    Fannie Mae (+)                                    3.50             1/01/2042         5,826
     8,955    Fannie Mae (+)                                    3.50             5/01/2042         9,408
       207    Freddie Mac (+)                                   5.00             1/01/2021           219
     1,117    Freddie Mac (+)                                   5.50            12/01/2035         1,264
     2,788    Freddie Mac (+)                                   4.00             9/01/2040         2,982
     8,643    Freddie Mac (+)                                   3.50             5/01/2042         9,054
     6,856    Freddie Mac (+)                                   3.00             6/01/2042         7,030
        90    Government National Mortgage Assn. I              6.00            12/15/2016            91
       345    Government National Mortgage Assn. I              5.50            12/15/2018           358
        15    Government National Mortgage Assn. I              8.50             6/15/2021            15
        16    Government National Mortgage Assn. I              9.00             7/15/2021            17
         7    Government National Mortgage Assn. I              8.50             7/15/2022             7
       584    Government National Mortgage Assn. I              6.00             8/15/2022           633
        49    Government National Mortgage Assn. I              8.00             6/15/2023            54
     1,133    Government National Mortgage Assn. I              4.50             5/15/2024         1,211
     1,172    Government National Mortgage Assn. I              4.50             9/15/2024         1,259
     1,180    Government National Mortgage Assn. I              4.50             9/15/2024         1,239
       905    Government National Mortgage Assn. I              4.50            10/15/2024           972
     1,108    Government National Mortgage Assn. I              4.50            10/15/2024         1,190
        57    Government National Mortgage Assn. I              7.00             4/15/2027            58
       217    Government National Mortgage Assn. I              7.00             5/15/2027           254
       130    Government National Mortgage Assn. I              8.00             5/15/2027           142
       114    Government National Mortgage Assn. I              7.50             2/15/2028           136
       471    Government National Mortgage Assn. I              6.00             4/15/2028           543
       134    Government National Mortgage Assn. I              6.50             5/15/2028           154
        82    Government National Mortgage Assn. I              6.50             5/15/2028            94
        10    Government National Mortgage Assn. I              6.75             5/15/2028            12
        49    Government National Mortgage Assn. I              7.00             6/15/2028            50

================================================================================

1  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                          RATE             MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$      118    Government National Mortgage Assn. I              6.50%            7/15/2028   $       135
        16    Government National Mortgage Assn. I              7.00             7/15/2028            17
        60    Government National Mortgage Assn. I              7.00             8/15/2028            66
        43    Government National Mortgage Assn. I              7.00             8/15/2028            48
        55    Government National Mortgage Assn. I              6.50             9/15/2028            63
        93    Government National Mortgage Assn. I              7.00             9/15/2028           103
       113    Government National Mortgage Assn. I              6.00            11/15/2028           128
       210    Government National Mortgage Assn. I              6.50            11/15/2028           241
        16    Government National Mortgage Assn. I              6.50             1/15/2029            18
        33    Government National Mortgage Assn. I              6.50             1/15/2029            38
       189    Government National Mortgage Assn. I              6.00             2/15/2029           214
        26    Government National Mortgage Assn. I              7.50             3/15/2029            32
        48    Government National Mortgage Assn. I              7.50             4/15/2029            53
       420    Government National Mortgage Assn. I              7.00             5/15/2029           484
       478    Government National Mortgage Assn. I              7.00             6/15/2029           551
       252    Government National Mortgage Assn. I              6.00             7/15/2029           292
       122    Government National Mortgage Assn. I              7.50            10/15/2029           144
        22    Government National Mortgage Assn. I              7.50            10/15/2029            22
        83    Government National Mortgage Assn. I              8.00             7/15/2030            88
        26    Government National Mortgage Assn. I              8.00             9/15/2030            30
        23    Government National Mortgage Assn. I              7.50            12/15/2030            27
        31    Government National Mortgage Assn. I              7.50             1/15/2031            36
       350    Government National Mortgage Assn. I              6.50             3/15/2031           401
        44    Government National Mortgage Assn. I              7.00             8/15/2031            44
       105    Government National Mortgage Assn. I              7.00             9/15/2031           128
       405    Government National Mortgage Assn. I              6.50            10/15/2031           465
        93    Government National Mortgage Assn. I              7.00            10/15/2031           102
        37    Government National Mortgage Assn. I              7.50            11/15/2031            42
       277    Government National Mortgage Assn. I              6.50             1/15/2032           318
       311    Government National Mortgage Assn. I              6.00             5/15/2032           352
        47    Government National Mortgage Assn. I              7.00             6/15/2032            54
       213    Government National Mortgage Assn. I              7.00             7/15/2032           252
       409    Government National Mortgage Assn. I              6.50             8/15/2032           470
     1,295    Government National Mortgage Assn. I              6.50             9/15/2032         1,519
     1,181    Government National Mortgage Assn. I              6.00             1/15/2033         1,359
       473    Government National Mortgage Assn. I              6.00             2/15/2033           548
       407    Government National Mortgage Assn. I              6.00             7/15/2033           471
       381    Government National Mortgage Assn. I              6.00             9/15/2033           438
     3,694    Government National Mortgage Assn. I              5.50            10/15/2033         4,237
     1,610    Government National Mortgage Assn. I              5.50            12/15/2033         1,849
       754    Government National Mortgage Assn. I              5.50             7/15/2034           855
     1,721    Government National Mortgage Assn. I              5.50            10/15/2035         1,942
       486    Government National Mortgage Assn. I              6.00             3/15/2037           557
       300    Government National Mortgage Assn. I              6.00             9/15/2037           339
     1,137    Government National Mortgage Assn. I              5.50             3/15/2038         1,278
     1,979    Government National Mortgage Assn. I              5.50             4/15/2038         2,251
       746    Government National Mortgage Assn. I              6.00             5/15/2038           851
       879    Government National Mortgage Assn. I              6.00             5/15/2038         1,019
       544    Government National Mortgage Assn. I              6.00             9/15/2038           615
       795    Government National Mortgage Assn. I              6.00            10/15/2038           898
       970    Government National Mortgage Assn. I              6.00            12/15/2038         1,097
       690    Government National Mortgage Assn. I              5.00             2/15/2039           768
     4,801    Government National Mortgage Assn. I              5.50             6/15/2039         5,399
     6,717    Government National Mortgage Assn. I              4.50             9/15/2039         7,375
     4,446    Government National Mortgage Assn. I              4.50            11/15/2039         4,894
     6,322    Government National Mortgage Assn. I              4.50            12/15/2039         6,961
    19,786    Government National Mortgage Assn. I              4.50             2/15/2040        21,792
     4,104    Government National Mortgage Assn. I              4.50             3/15/2040         4,469
     4,148    Government National Mortgage Assn. I              4.50             6/15/2040         4,509
     2,147    Government National Mortgage Assn. I              4.00             7/15/2040         2,293
     4,606    Government National Mortgage Assn. I              4.50             7/15/2040         5,017
     2,449    Government National Mortgage Assn. I              4.00             8/15/2040         2,645
     5,348    Government National Mortgage Assn. I              4.00             9/15/2040         5,728
     4,779    Government National Mortgage Assn. I              4.50             1/15/2041         5,206
        16    Government National Mortgage Assn. II             8.00            12/20/2022            17

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                          RATE             MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$    2,757    Government National Mortgage Assn. II             4.50%            4/20/2024   $     2,956
       368    Government National Mortgage Assn. II             8.00             8/20/2030           469
       377    Government National Mortgage Assn. II             7.00             9/20/2030           465
       225    Government National Mortgage Assn. II             6.00             3/20/2031           257
        73    Government National Mortgage Assn. II             7.50             4/20/2031            93
       123    Government National Mortgage Assn. II             6.50             5/20/2031           146
        96    Government National Mortgage Assn. II             6.50             7/20/2031           116
       254    Government National Mortgage Assn. II             6.50             8/20/2031           304
       390    Government National Mortgage Assn. II             6.50             4/20/2032           462
       372    Government National Mortgage Assn. II             6.50             6/20/2032           449
       580    Government National Mortgage Assn. II             6.00             8/20/2032           664
       508    Government National Mortgage Assn. II             6.00             9/20/2032           595
       498    Government National Mortgage Assn. II             5.50             4/20/2033           566
     1,770    Government National Mortgage Assn. II             5.00             5/20/2033         1,967
     2,239    Government National Mortgage Assn. II             5.00             7/20/2033         2,489
       517    Government National Mortgage Assn. II             6.00            10/20/2033           606
       466    Government National Mortgage Assn. II             6.00            12/20/2033           520
     1,661    Government National Mortgage Assn. II             6.00             2/20/2034         1,949
     1,673    Government National Mortgage Assn. II             5.50             3/20/2034         1,941
     1,650    Government National Mortgage Assn. II             6.00             3/20/2034         1,936
     1,323    Government National Mortgage Assn. II             5.00             6/20/2034         1,471
     1,158    Government National Mortgage Assn. II             6.50             8/20/2034         1,405
     1,030    Government National Mortgage Assn. II             6.00             9/20/2034         1,208
     2,862    Government National Mortgage Assn. II             6.00            10/20/2034         3,315
       356    Government National Mortgage Assn. II             6.00            11/20/2034           407
     6,005    Government National Mortgage Assn. II             5.50             2/20/2035         6,810
     5,221    Government National Mortgage Assn. II             5.50             4/20/2035         5,930
     2,562    Government National Mortgage Assn. II             5.50             7/20/2035         2,907
     3,313    Government National Mortgage Assn. II             5.00             9/20/2035         3,679
     1,065    Government National Mortgage Assn. II             6.00             5/20/2036         1,213
     1,243    Government National Mortgage Assn. II             5.50             1/20/2037         1,390
       986    Government National Mortgage Assn. II             5.00             2/20/2037         1,090
     4,071    Government National Mortgage Assn. II             4.00            11/20/2040         4,388
                                                                                             -----------
                                                                                                 225,016
                                                                                             -----------

              COLLATERALIZED MORTGAGE OBLIGATIONS (6.2%)
     7,164    Fannie Mae (+)                                    1.50             7/25/2027         6,993
     3,064    Fannie Mae (+)                                    1.38             9/25/2027         3,018
     2,820    Fannie Mae (+)                                    1.50             9/25/2027         2,768
     2,796    Fannie Mae (+)                                    1.50             9/25/2027         2,725
     3,007    Fannie Mae (+)                                    1.50            10/25/2027         2,930
       471    Fannie Mae (+)                                    5.00            11/25/2032           476
     2,490    Fannie Mae (+)                                    0.74(a)          4/25/2035         2,497
     2,764    Fannie Mae (+)                                    0.74(a)          8/25/2037         2,773
     4,324    Freddie Mac (+)                                   2.00             9/15/2026         4,380
     1,742    Freddie Mac (+)                                   0.73(a)          3/15/2036         1,742
     3,159    Freddie Mac (+)                                   0.98(a)         10/15/2041         3,194
                                                                                             -----------
                                                                                                  33,496
                                                                                             -----------

              COMMERCIAL MORTGAGE-BACKED SECURITIES (27.6%)
     8,578    Fannie Mae (+)                                    2.01             7/01/2019         8,718
     2,058    Fannie Mae (+)                                    2.05             7/01/2019         2,095
     3,000    Fannie Mae (+)                                    1.65             9/25/2019         3,024
     7,823    Fannie Mae (+)                                    1.50             1/01/2020         7,819
    10,266    Fannie Mae (+)                                    1.58             1/01/2020        10,290
    10,000    Fannie Mae (+)                                    2.63             9/01/2021        10,434
    22,055    Fannie Mae (+)                                    2.42            11/01/2022        22,603
     8,265    Fannie Mae (+)                                    2.50             4/01/2023         8,583
     2,151    Fannie Mae (+)                                    2.54             5/01/2023         2,217
     2,356    Fannie Mae (+)                                    2.71             6/25/2025         2,426
     8,500    Freddie Mac (+)                                   2.22            12/25/2018         8,690
     4,310    Freddie Mac (+)                                   1.69             4/25/2022         4,361
     4,000    Freddie Mac (+)                                   2.72             6/25/2022         4,163

================================================================================

3  | USAA Government Securities Fund

================================================================================

PRINCIPAL                                                                                         MARKET
AMOUNT                                                         COUPON                              VALUE
(000)         SECURITY                                          RATE             MATURITY          (000)
--------------------------------------------------------------------------------------------------------
$    3,000    Freddie Mac (+)                                   2.36%            7/25/2022   $     3,065
    10,000    Freddie Mac (+)                                   2.31             8/25/2022        10,179
     5,000    Freddie Mac (+)                                   2.51            11/25/2022         5,160
     5,000    Freddie Mac (+)                                   2.64             1/25/2023         5,174
     3,000    Freddie Mac (+)                                   3.32             2/25/2023         3,246
     3,000    Freddie Mac (+)                                   3.39             3/25/2024         3,249
     4,250    Freddie Mac (+)                                   2.60             1/25/2025         4,421
     3,000    Freddie Mac (+)                                   3.02             1/25/2025         3,145
    10,000    Freddie Mac (+)                                   3.28             6/25/2025        10,683
     4,000    Freddie Mac (+)                                   3.01             7/25/2025         4,183
                                                                                             -----------
                                                                                                 147,928
                                                                                             -----------
              Total U.S. Government Agency Issues (cost: $386,723)                               406,440
                                                                                             -----------
              U.S. TREASURY SECURITIES (16.0%)

              NOTES (16.0%)
     8,000    0.50%, 6/30/2016                                                                     8,002
     3,000    0.75%, 1/15/2017                                                                     3,002
     7,500    0.88%, 1/31/2017                                                                     7,514
    10,000    1.88%, 8/31/2017                                                                    10,165
    13,000    0.63%, 9/30/2017                                                                    12,970
     5,000    0.75%, 10/31/2017                                                                    4,998
     7,000    0.88%, 1/31/2018                                                                     7,012
     5,000    1.00%, 5/15/2018                                                                     5,019
    10,000    1.00%, 9/15/2018                                                                    10,040
     3,000    2.00%, 2/15/2022                                                                     3,103
     5,000    2.25%, 11/15/2024                                                                    5,225
     4,000    2.00%, 2/15/2025                                                                     4,093
     4,500    2.13%, 5/15/2025                                                                     4,650
                                                                                             -----------
                                                                                                  85,793
                                                                                             -----------
              Total U.S. Treasury Securities (cost: $85,221)                                      85,793
                                                                                             -----------

              MUNICIPAL BONDS (4.2%)

              AIRPORT/PORT (1.0%)
     5,000    Port Auth. of New York & New Jersey               2.53            10/15/2020         5,147
                                                                                             -----------

              GENERAL OBLIGATION (3.2%)
     5,000    State of California                               1.75            11/01/2017         5,063
     5,000    State of Connecticut                              2.92             8/01/2023         5,155
     3,000    State of Texas                                    2.83            10/01/2025         3,084
     4,000    State of Texas                                    3.01            10/01/2026         4,136
                                                                                             -----------
                                                                                                  17,438
                                                                                             -----------
              Total Municipal Bonds (cost: $22,013)                                               22,585
                                                                                             -----------

              MONEY MARKET INSTRUMENTS (1.2%)

              REPURCHASE AGREEMENTS (1.2%)
     6,435    Credit Agricole Corp. Inv. Bank, 0.31%, acquired 2/29/2016 and due on 3/01/2016 at $6,435 (collateralized by $14,562 of Fannie Mae(+),(b), 2.32%-3.50%, due
                10/1/2030-4/1/2045; $994 of Freddie Mac(+),(b), 3.50%, due 4/1/2030;
                combined market value $6,564) (cost: $6,435)                                       6,435
                                                                                             -----------

              TOTAL INVESTMENTS (COST: $515,726)                                             $   535,883
                                                                                             ===========

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                                (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                              QUOTED PRICES        OTHER       SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT    UNOBSERVABLE
                                                 MARKETS        OBSERVABLE        INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                           TOTAL
--------------------------------------------------------------------------------------------------------
Asset-Backed Securities                    $             --    $     14,630    $        --   $    14,630
U.S. Government Agency Issues                            --         406,440             --       406,440
U.S. Treasury Securities                             85,793              --             --        85,793
Municipal Bonds                                          --          22,585             --        22,585
Money Market Instruments:
  Repurchase Agreements                                  --           6,435             --         6,435
--------------------------------------------------------------------------------------------------------
Total                                      $         85,793    $    450,090    $        --   $   535,883
--------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2015, through February 29, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

5  | USAA Government Securities Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Government Securities Fund (the
Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: Government Securities Fund Shares (Fund Shares), Government Securities Fund Adviser Shares (Adviser Shares), and effective August 7, 2015, a new share class designated Government Securities Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the

================================================================================

6  | USAA Government Securities Fund

================================================================================

Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

3. Repurchase agreements are valued at cost.

4. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is

================================================================================

7  | USAA Government Securities Fund

================================================================================

based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include asset-backed securities, U.S. government agency issues, and municipal bonds valued based on methods discussed in Note A1, and repurchase agreements valued at cost, which approximates fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At February 29, 2016, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

================================================================================

                                          Notes to Portfolio of Investments |  8

================================================================================

E. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2016, were $21,341,000 and $1,184,000, respectively, resulting in net unrealized appreciation of $20,157,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $536,082,000 at February 29, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES - Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents the date the final principal payment will be made for the last outstanding loans in the pool. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOs) - Collateralized mortgage obligations are debt obligations of a legal entity that are fully collateralized by a portfolio of mortgages or mortgage-related securities. CMOs are issued in multiple classes (tranches), with specific adjustable or fixed interest rates, varying maturities, and must be fully retired no later than its final distribution date. The cash flow from the underlying mortgages is used to pay off each tranche separately. CMOs are designed to provide investors with more predictable maturities than regular mortgage securities but such maturities can be difficult to predict because of the effect of prepayments.

SPECIFIC NOTES

(a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the rate at February 29, 2016.

================================================================================

9  | USAA Government Securities Fund

================================================================================

(b) U.S. government agency issues - Mortgage-backed securities issued by certain U.S. Government Sponsored Enterprises (GSEs) such as the Government National Mortgage Association (GNMA or Ginnie Mae) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by other GSEs, such as Freddie Mac (Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (Federal National Mortgage Association or
        FNMA), indicated with a "+", are supported only by the right of the GSE to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the GSEs' obligations, or only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury. In September of 2008, the U.S. Treasury placed Fannie Mae and Freddie Mac under conservatorship and appointed the Federal Housing Finance Agency (FHFA) to act as conservator and oversee their daily operations. In addition, the U.S. Treasury entered into purchase agreements with Fannie Mae and Freddie Mac to provide them with capital in exchange for senior preferred stock. While these arrangements are intended to ensure that Fannie Mae and Freddie Mac can continue to meet their obligations, it is possible that actions by the U.S. Treasury, FHFA, or others could adversely impact the value of the Fund's investments in securities issued by Fannie Mae and Freddie Mac.

================================================================================

                                         Notes to Portfolio of Investments |  10

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA GROWTH AND TAX STRATEGY FUND
FEBRUARY 29, 2016

                                                                      (Form N-Q)

48472-0416                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GROWTH AND TAX STRATEGY FUND
February 29, 2016 (unaudited)

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              TAX-EXEMPT SECURITIES (57.3%)

              TAX-EXEMPT BONDS (54.2%)

              ALABAMA (0.4%)
$     1,000   Lower Alabama Gas District (a)                          5.00%          9/01/2046          $    1,171
                                                                                                        ----------
              ARIZONA (0.9%)
      1,300   Phoenix IDA                                             5.00           7/01/2046               1,418
      1,000   Student and Academic Service, LLC (INS)                 5.00           6/01/2044               1,140
                                                                                                        ----------
                                                                                                             2,558
                                                                                                        ----------
              CALIFORNIA (4.5%)
      1,200   Jurupa Public Financing Auth.                           5.00           9/01/2042               1,341
      2,000   Monterey Peninsula USD (INS)                            5.50           8/01/2034               2,397
      1,000   State                                                   5.00           2/01/2043               1,150
      1,000   State                                                   5.00           8/01/2045               1,173
      1,000   Statewide Communities Development Auth. (INS)           5.00          11/15/2049               1,130
      1,000   Sutter Butte Flood Control Agency (INS)                 5.00          10/01/2040               1,144
      1,500   Twin Rivers USD (INS)                                   5.00           8/01/2040               1,698
      1,000   Val Verde USD (INS)                                     5.00           8/01/2044               1,146
      4,435   West Contra Costa USD (INS)                             5.05 (b)       8/01/2034               2,223
                                                                                                        ----------
                                                                                                            13,402
                                                                                                        ----------
              COLORADO (2.0%)
      1,000   Health Facilities Auth.                                 5.00          12/01/2042               1,076
      1,000   Health Facilities Auth.                                 5.00           6/01/2045               1,094
      1,000   Park Creek Metropolitan District                        5.00          12/01/2045               1,113
      2,000   Regional Transportation District                        5.38           6/01/2031               2,300
        500   Univ. of Colorado Hospital Auth. (PRE)(c)               5.00          11/15/2037                 505
                                                                                                        ----------
                                                                                                             6,088
                                                                                                        ----------
              CONNECTICUT (0.1%)
      4,023   Mashantucket (Western) Pequot Tribe, acquired
                    7/01/2013-9/30/2015; cost $2,507(d),(e)           6.95 (f)       7/01/2031                 266
                                                                                                        ----------
              DISTRICT OF COLUMBIA (0.4%)
      1,100   District of Columbia                                    5.00           7/01/2042               1,183
                                                                                                        ----------
              FLORIDA (5.3%)
      1,875   Escambia County Housing Finance Auth. (INS)             5.75           6/01/2031               2,118
      1,000   Halifax Hospital Medical Center                         5.00           6/01/2046               1,096
      1,000   Jacksonville                                            5.00          10/01/2029               1,176
      2,000   Lee County IDA                                          5.00          11/01/2025               2,322
        645   Lee County IDA                                          5.50          10/01/2047                 691
      1,300   Miami-Dade County                                       5.00          10/01/2034               1,483

================================================================================

1  | USAA Growth and Tax Strategy Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
$     3,000   Orlando (INS)                                           5.13%         11/01/2027          $    3,178
      1,000   Southeast Overtown/Park West Community
                    Redevelopment Agency (g)                          5.00           3/01/2030               1,114
      1,505   Tampa-Hillsborough County Expressway Auth.              5.00           7/01/2037               1,701
      1,000   Volusia County Educational Facilities Auth.             5.00          10/15/2045               1,101
                                                                                                        ----------
                                                                                                            15,980
                                                                                                        ----------
              GEORGIA (0.3%)
      1,000   Fayette County School District (INS)(PRE)(c)            4.95           3/01/2025               1,000
                                                                                                        ----------
              GUAM (0.7%)
        750   International Airport Auth. (INS)                       5.50          10/01/2033                 864
      1,000   Waterworks Auth.                                        5.50           7/01/2043               1,145
                                                                                                        ----------
                                                                                                             2,009
                                                                                                        ----------
              ILLINOIS (3.9%)
      1,000   Chicago                                                 5.00           1/01/2044               1,071
      1,000   Chicago                                                 5.00          11/01/2044               1,074
      1,000   Chicago-O'Hare International Airport (INS)              5.25           1/01/2033               1,167
      1,000   Finance Auth.                                           3.90           3/01/2030               1,055
      2,000   Finance Auth.                                           6.00          10/01/2032               2,395
      1,275   Finance Auth. (a)                                       5.00           5/15/2040               1,365
      1,000   Finance Auth.                                           5.00           8/15/2044               1,103
      1,000   Finance Auth.                                           5.00           5/15/2045               1,107
      1,235   Springfield Metro Sanitary District                     5.75           1/01/2053               1,447
                                                                                                        ----------
                                                                                                            11,784
                                                                                                        ----------
              INDIANA (3.0%)
        500   Ball State Univ.                                        5.00           7/01/2030                 567
      1,250   Finance Auth.                                           5.38          11/01/2032               1,374
      1,000   Finance Auth.                                           5.00           2/01/2040               1,095
      1,000   Finance Auth.                                           5.00          10/01/2044               1,091
      1,500   Richmond Hospital Auth.                                 5.00           1/01/2039               1,703
      3,000   Rockport (INS)                                          4.63           6/01/2025               3,120
                                                                                                        ----------
                                                                                                             8,950
                                                                                                        ----------
              KANSAS (1.2%)
      1,000   Coffeyville (INS)(g)                                    5.00           6/01/2042               1,061
      1,250   Wyandotte County/Kansas City                            5.00           9/01/2044               1,414
      1,000   Wyandotte County/Kansas City                            5.00           9/01/2045               1,133
                                                                                                        ----------
                                                                                                             3,608
                                                                                                        ----------
              KENTUCKY (0.4%)
      1,000   Economic Dev. Finance Auth. (INS)                       6.00          12/01/2033               1,087
                                                                                                        ----------
              LOUISIANA (2.9%)
        985   Local Government Environmental Facilities and
                    Community Dev. Auth. (INS)                        6.55           9/01/2025               1,104
      2,000   Parish of St. John the Baptist                          5.13           6/01/2037               1,927
      1,000   Public Facilities Auth.                                 5.00          11/01/2045               1,107
      1,000   Public Facilities Auth. (INS)                           5.25           6/01/2051               1,101
      1,000   Shreveport (INS)                                        5.00          12/01/2039               1,128
      1,000   Shreveport                                              5.00          12/01/2040               1,130
      1,000   Tobacco Settlement Financing Corp.                      5.25           5/15/2035               1,121
                                                                                                        ----------
                                                                                                             8,618
                                                                                                        ----------
              MASSACHUSETTS (2.2%)
      1,000   Dev. Finance Agency                                     5.00           4/15/2040               1,083
      1,000   Dev. Finance Agency                                     5.25          11/15/2041               1,148

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
$     1,000   Dev. Finance Agency                                     5.75%          7/15/2043          $    1,114
      1,000   Dev. Finance Agency                                     5.00           7/01/2044               1,112
      1,000   Dev. Finance Agency                                     5.50           7/01/2044               1,089
      1,000   Dev. Finance Agency                                     5.00           7/01/2046               1,130
                                                                                                        ----------
                                                                                                             6,676
                                                                                                        ----------
              MICHIGAN (1.1%)
      1,000   Livonia Public Schools School District (INS)            5.00           5/01/2045               1,136
      1,000   Wayne County Airport Auth.                              5.00          12/01/2044               1,108
      1,000   Wyandotte (INS)                                         5.00          10/01/2044               1,071
                                                                                                        ----------
                                                                                                             3,315
                                                                                                        ----------
              MINNESOTA (0.4%)
      1,000   Saint Paul Housing and Redevelopment Auth.              5.00          11/15/2044               1,134
                                                                                                        ----------
              MISSOURI (0.4%)
      1,270   Health and Educational Facilities Auth.                 5.00           8/01/2045               1,351
                                                                                                        ----------
              NEBRASKA (0.4%)
      1,000   Douglas County Hospital Auth.                           5.00          11/01/2048               1,123
                                                                                                        ----------
              NEW JERSEY (1.9%)
      1,000   EDA                                                     5.00           6/15/2029               1,067
      2,000   EDA (PRE)(c)                                            5.00           9/01/2033               2,214
      1,250   South Jersey Transportation Auth.                       5.00          11/01/2039               1,365
      1,000   Transportation Trust Fund Auth.                         5.00           6/15/2044               1,049
                                                                                                        ----------
                                                                                                             5,695
                                                                                                        ----------
              NEW MEXICO (0.7%)
      1,000   Farmington                                              4.88           4/01/2033               1,018
      1,000   Farmington                                              5.90           6/01/2040               1,105
                                                                                                        ----------
                                                                                                             2,123
                                                                                                        ----------
              NEW YORK (4.5%)
      1,000   Dormitory Auth. (PRE)                                   5.50           5/01/2037               1,149
      1,205   Dormitory Auth. (INS)                                   5.50           7/01/2040               1,634
        630   Liberty Dev. Corp.                                      5.25          10/01/2035                 771
      1,500   Liberty Dev. Corp.                                      5.50          10/01/2037               1,902
      1,000   MTA                                                     5.00          11/15/2042               1,138
      1,000   New York City                                           5.25           8/15/2023               1,109
      2,000   New York City Trust for Cultural Resources              5.00          12/01/2039               2,244
      8,455   Oneida County IDA (INS)                                 4.65 (b)       7/01/2035               3,588
                                                                                                        ----------
                                                                                                            13,535
                                                                                                        ----------
              OHIO (0.3%)
        750   Southeastern Port Auth. Hospital Facilities             5.00          12/01/2043                 779
                                                                                                        ----------
              OKLAHOMA (0.4%)
      1,315   Comanche County Hospital Auth.                          5.00           7/01/2032               1,357
                                                                                                        ----------
              PENNSYLVANIA (2.5%)
      1,125   Butler County Hospital Auth.                            5.00           7/01/2039               1,254
      1,000   Chester County IDA                                      5.00          10/01/2044               1,067
      1,625   Indiana County Hospital Auth.                           6.00           6/01/2039               1,848
      1,000   Lancaster County Hospital Auth.                         5.00          11/01/2035               1,145
      1,000   Montgomery County IDA                                   5.25           1/15/2045               1,100
      1,000   Turnpike Commission                                     5.25          12/01/2044               1,130
                                                                                                        ----------
                                                                                                             7,544
                                                                                                        ----------

================================================================================

3  | USAA Growth and Tax Strategy Fund

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              PUERTO RICO (0.3%)
$     1,000   Commonwealth (INS)                                      5.00%          7/01/2035          $    1,031
                                                                                                        ----------
              RHODE ISLAND (0.4%)
         50   Housing and Mortgage Finance Corp. (c)                  6.85          10/01/2024                  50
      1,000   Turnpike and Bridge Auth.                               5.00          10/01/2040               1,153
                                                                                                        ----------
                                                                                                             1,203
                                                                                                        ----------
              SOUTH CAROLINA (0.8%)
      2,000   Piedmont Municipal Power Agency (INS)                   5.75           1/01/2034               2,368
                                                                                                        ----------
              TENNESSEE (0.6%)
      1,000   Health and Educational Facilities Board (a)             5.00          10/01/2045               1,116
      2,000   Knox County Health, Educational and Housing
                   Facilities Board                                   5.01 (b)       1/01/2035                 789
                                                                                                        ----------
                                                                                                             1,905
                                                                                                        ----------
              TEXAS (9.5%)
      1,000   Central Texas Regional Mobility Auth.                   5.00           1/01/2045               1,130
      1,000   Clifton Higher Education Finance Corp. (NBGA)           5.00           8/15/2039               1,141
      2,000   El Paso (INS)                                           4.75           8/15/2033               2,088
      1,000   Harris County Cultural Education Facilities
                   Finance Corp.                                      5.00           6/01/2038               1,079
      1,000   Houston                                                 5.00           9/01/2039               1,134
      1,000   Houston                                                 5.00           9/01/2040               1,133
      1,000   Karnes County Hospital District                         5.00           2/01/2044               1,071
      5,675   Lewisville (INS)                                        5.80           9/01/2025               6,227
      1,500   Manor ISD (NBGA)(PRE)                                   5.00           8/01/2037               1,529
      1,000   Matagorda County                                        4.00           6/01/2030               1,043
      1,000   Mesquite Health Facilities Dev. Corp. (a)               5.00           2/15/2035               1,092
      1,600   New Hope Cultural Education Facilities Finance
                   Corp.                                              5.00           4/01/2047               1,705
      1,000   New Hope Cultural Education Facilities Finance
                   Corp.                                              5.00           7/01/2047               1,071
      1,500   North Texas Tollway Auth.                               5.00           1/01/2031               1,740
      1,000   North Texas Tollway Auth.                               5.00           1/01/2045               1,132
      1,000   San Leanna Education Facilities Corp.                   4.75           6/01/2032               1,021
      1,000   Tarrant County Cultural Education Facilities
                   Finance Corp.                                      5.00          11/15/2036               1,053
      1,000   Tarrant County Cultural Education Facilities
                   Finance Corp.                                      5.00          11/15/2045               1,053
      1,000   Transportation Commission                               5.00           8/15/2042               1,106
                                                                                                        ----------
                                                                                                            28,548
                                                                                                        ----------
              VIRGINIA (0.4%)
      1,000   Alexandria IDA                                          5.00          10/01/2050               1,122
                                                                                                        ----------
              WEST VIRGINIA (0.5%)
      1,500   Pleasants County (c)                                    5.25          10/15/2037               1,563
                                                                                                        ----------
              WISCONSIN (0.4%)
      1,000   Health and Educational Facilities Auth.                 5.25           4/15/2035               1,128
                                                                                                        ----------
              WYOMING (0.5%)
      1,250   Laramie County                                          5.00           5/01/2037               1,389
                                                                                                        ----------
              Total Tax-Exempt Bonds (cost: $154,641)                                                      162,593
                                                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                                   MARKET
AMOUNT                                                              COUPON                                   VALUE
(000)         SECURITY                                                RATE            MATURITY               (000)
------------------------------------------------------------------------------------------------------------------
              TAX-EXEMPT MONEY MARKET INSTRUMENTS (3.1%)

              VARIABLE-RATE DEMAND NOTES (2.4%)

              GEORGIA (0.9%)
$     1,500   Burke County Dev. Auth.                                 0.18%          7/01/2049          $    1,500
      1,100   Monroe County Dev. Auth.                                0.18           4/01/2032               1,100
                                                                                                        ----------
                                                                                                             2,600
                                                                                                        ----------
              ILLINOIS (0.9%)
      2,500   Board of Education (INS) (LIQ)(g)                       0.40          12/01/2039               2,500
                                                                                                        ----------
              TEXAS (0.6%)
      1,900   Port of Port Arthur Navigation District                 0.17          12/01/2039               1,900
                                                                                                        ----------
              Total Variable-Rate Demand Notes                                                               7,000
                                                                                                        ----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.7%)
  2,112,479   Federated Tax-Free Obligations Fund, 0.01% (h)                                                 2,113
                                                                                                        ----------
              Total Tax-Exempt Money Market Instruments (cost: $9,113)                                       9,113
                                                                                                        ----------
              Total Tax-Exempt Securities (cost: $163,754)                                                 171,706
                                                                                                        ----------

PRINCIPAL
AMOUNT
(000)
------------------------------------------------------------------------------------------------------------------
              BONDS (0.1%)

              U.S. TREASURY BILLS (0.1%)
$       300   0.23%, 3/31/2016 (k) (cost: $300)                                                                300
                                                                                                        ----------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (42.3%)

              BLUE CHIP STOCKS (42.3%)

              CONSUMER DISCRETIONARY (5.5%)
              -----------------------------
              ADVERTISING (0.1%)
      2,760   Interpublic Group of Companies, Inc.                                                              59
      1,760   Omnicom Group, Inc.                                                                              137
                                                                                                        ----------
                                                                                                               196
                                                                                                        ----------
              APPAREL RETAIL (0.3%)
      1,580   Gap, Inc.                                                                                         44
      1,845   L Brands, Inc.                                                                                   156
      2,808   Ross Stores, Inc.                                                                                154
      5,085   TJX Companies, Inc.                                                                              377

================================================================================

5  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
        749   Urban Outfitters, Inc.*                                                                   $       20
                                                                                                        ----------
                                                                                                               751
                                                                                                        ----------
              APPAREL, ACCESSORIES & LUXURY GOODS (0.2%)
      2,313   Coach, Inc.                                                                                       90
      2,721   Hanesbrands, Inc.                                                                                 78
      1,332   Michael Kors Holdings Ltd.*                                                                       75
        550   PVH Corp.                                                                                         44
        420   Ralph Lauren Corp.                                                                                38
      1,305   Under Armour, Inc. "A"*                                                                          109
      2,308   VF Corp.                                                                                         150
                                                                                                        ----------
                                                                                                               584
                                                                                                        ----------
              AUTO PARTS & EQUIPMENT (0.1%)
      1,762   BorgWarner, Inc.                                                                                  58
      1,970   Delphi Automotive plc                                                                            131
      5,590   Johnson Controls, Inc.                                                                           204
                                                                                                        ----------
                                                                                                               393
                                                                                                        ----------
              AUTOMOBILE MANUFACTURERS (0.2%)
     28,244   Ford Motor Co.                                                                                   353
     10,630   General Motors Co.                                                                               313
                                                                                                        ----------
                                                                                                               666
                                                                                                        ----------
              AUTOMOTIVE RETAIL (0.2%)
        504   Advance Auto Parts, Inc.                                                                          75
        610   AutoNation, Inc.*                                                                                 32
        230   AutoZone, Inc.*                                                                                  178
      1,750   CarMax, Inc.*                                                                                     81
        689   O'Reilly Automotive, Inc.*                                                                       179
                                                                                                        ----------
                                                                                                               545
                                                                                                        ----------
              BROADCASTING (0.1%)
      3,847   CBS Corp. "B"                                                                                    186
      1,246   Discovery Communications, Inc. "A"*                                                               31
      2,101   Discovery Communications, Inc. "C"*                                                               52
        630   Scripps Networks Interactive "A"                                                                  37
      1,870   Tegna, Inc.                                                                                       46
                                                                                                        ----------
                                                                                                               352
                                                                                                        ----------
              CABLE & SATELLITE (0.5%)
      1,489   Cablevision Systems Corp. "A"                                                                     48
     18,329   Comcast Corp. "A"                                                                              1,058
      2,052   Time Warner Cable, Inc.                                                                          392
                                                                                                        ----------
                                                                                                             1,498
                                                                                                        ----------
              CASINOS & GAMING (0.0%)
       300    Wynn Resorts Ltd.                                                                                 25
                                                                                                        ----------
              COMPUTER & ELECTRONICS RETAIL (0.0%)
      1,976   Best Buy Co., Inc.                                                                                64
        713   GameStop Corp. "A"                                                                                22
                                                                                                        ----------
                                                                                                                86
                                                                                                        ----------
              CONSUMER ELECTRONICS (0.0%)
       700    Garmin Ltd.                                                                                       28
       497    Harman International Industries, Inc.                                                             38
                                                                                                        ----------
                                                                                                                66
                                                                                                        ----------
              DEPARTMENT STORES (0.1%)
      1,536   Kohl's Corp.                                                                                      72
      2,484   Macy's, Inc.                                                                                     107
      1,287   Nordstrom, Inc.                                                                                   66
                                                                                                        ----------
                                                                                                               245
                                                                                                        ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              DISTRIBUTORS (0.0%)
      1,110   Genuine Parts Co.                                                                         $      100
                                                                                                        ----------
              FOOTWEAR (0.2%)
     10,129   NIKE, Inc. "B"                                                                                   624
                                                                                                        ----------
              GENERAL MERCHANDISE STORES (0.2%)
      2,060   Dollar General Corp.                                                                             153
      1,763   Dollar Tree, Inc.*                                                                               142
      4,323   Target Corp.                                                                                     339
                                                                                                        ----------
                                                                                                               634
                                                                                                        ----------
              HOME FURNISHINGS (0.0%)
       859    Leggett & Platt, Inc.                                                                             38
       421    Mohawk Industries, Inc.*                                                                          76
                                                                                                        ----------
                                                                                                               114
                                                                                                        ----------
              HOME IMPROVEMENT RETAIL (0.6%)
      9,517   Home Depot, Inc.                                                                               1,181
      6,868   Lowe's Companies, Inc.                                                                           464
                                                                                                        ----------
                                                                                                             1,645
                                                                                                        ----------
              HOMEBUILDING (0.1%)
      2,218   D.R. Horton, Inc.                                                                                 59
      1,491   Lennar Corp. "A"                                                                                  62
      2,360   PulteGroup, Inc.                                                                                  41
                                                                                                        ----------
                                                                                                               162
                                                                                                        ----------
              HOMEFURNISHING RETAIL (0.0%)
      1,357   Bed Bath & Beyond, Inc.*                                                                          65
                                                                                                        ----------
              HOTELS, RESORTS & CRUISE LINES (0.2%)
      3,336   Carnival Corp.                                                                                   160
      1,591   Marriott International, Inc. "A"                                                                 108
      1,243   Royal Caribbean Cruises Ltd.                                                                      93
      1,405   Starwood Hotels & Resorts Worldwide, Inc.                                                         97
      1,010   Wyndham Worldwide Corp.                                                                           74
                                                                                                        ----------
                                                                                                               532
                                                                                                        ----------
              HOUSEHOLD APPLIANCES (0.0%)
       674    Whirlpool Corp.                                                                                  105
                                                                                                        ----------
              HOUSEWARES & SPECIALTIES (0.0%)
      2,180   Newell Rubbermaid, Inc.                                                                           83
                                                                                                        ----------
              INTERNET RETAIL (0.9%)
      2,886   Amazon.com, Inc.*                                                                              1,595
        925   Expedia, Inc.                                                                                     96
      3,207   Netflix, Inc.*                                                                                   299
        373   Priceline Group, Inc.*                                                                           472
        975   TripAdvisor, Inc.*                                                                                61
                                                                                                        ----------
                                                                                                             2,523
                                                                                                        ----------
              LEISURE PRODUCTS (0.1%)
      1,004   Hasbro, Inc.                                                                                      76
      2,666   Mattel, Inc.                                                                                      87
                                                                                                        ----------
                                                                                                               163
                                                                                                        ----------
              MOTORCYCLE MANUFACTURERS (0.0%)
      1,600   Harley-Davidson, Inc.                                                                             69
                                                                                                        ----------
              MOVIES & ENTERTAINMENT (0.7%)
      5,793   Time Warner, Inc.                                                                                384
     10,093   Twenty-First Century Fox, Inc. "A"                                                               273
      2,766   Twenty-First Century Fox, Inc. "B"                                                                75
      2,735   Viacom, Inc. "B"                                                                                 101

================================================================================

7  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     11,416   Walt Disney Co.                                                                           $    1,090
                                                                                                        ----------
                                                                                                             1,923
                                                                                                        ----------
              PUBLISHING (0.0%)
      2,721   News Corp. "A"                                                                                    29
        930   News Corp. "B"                                                                                    11
                                                                                                        ----------
                                                                                                                40
                                                                                                        ----------
              RESTAURANTS (0.6%)
        226   Chipotle Mexican Grill, Inc.*                                                                    115
        842   Darden Restaurants, Inc.                                                                          54
      6,892   McDonald's Corp.                                                                                 807
     11,144   Starbucks Corp.                                                                                  649
      3,059   Yum! Brands, Inc.                                                                                222
                                                                                                        ----------
                                                                                                             1,847
                                                                                                        ----------
              SPECIALIZED CONSUMER SERVICES (0.0%)
      1,670   H&R Block, Inc.                                                                                   55
                                                                                                        ----------
              SPECIALTY STORES (0.1%)
        548   Signet Jewelers Ltd.                                                                              59
      5,555   Staples, Inc.                                                                                     52
        720   Tiffany & Co.                                                                                     47
        837   Tractor Supply Co.                                                                                71
                                                                                                        ----------
                                                                                                               229
                                                                                                        ----------
              TIRES & RUBBER (0.0%)
      2,240   Goodyear Tire & Rubber Co.                                                                        68
                                                                                                        ----------
              Total Consumer Discretionary                                                                  16,388
                                                                                                        ----------
              CONSUMER STAPLES (4.5%)
              -----------------------
              AGRICULTURAL PRODUCTS (0.1%)
      4,306   Archer-Daniels-Midland Co.                                                                       151
                                                                                                        ----------
              BREWERS (0.0%)
      1,362   Molson Coors Brewing Co. "B"                                                                     116
                                                                                                        ----------
              DISTILLERS & VINTNERS (0.1%)
      1,051   Brown-Forman Corp. "B"                                                                           103
      1,215   Constellation Brands, Inc. "A"                                                                   172
                                                                                                        ----------
                                                                                                               275
                                                                                                        ----------
              DRUG RETAIL (0.4%)
      8,312   CVS Health Corp.                                                                                 808
      6,537   Walgreens Boots Alliance, Inc.                                                                   516
                                                                                                        ----------
                                                                                                             1,324
                                                                                                        ----------
              FOOD DISTRIBUTORS (0.1%)
      4,020   Sysco Corp.                                                                                      177
                                                                                                        ----------
              FOOD RETAIL (0.1%)
      7,053   Kroger Co.                                                                                       281
      2,681   Whole Foods Market, Inc.                                                                          84
                                                                                                        ----------
                                                                                                               365
                                                                                                        ----------
              HOUSEHOLD PRODUCTS (0.9%)
        951   Church & Dwight Co., Inc.                                                                         86
        910   Clorox Co.                                                                                       115
      6,500   Colgate-Palmolive Co.                                                                            427
      2,630   Kimberly-Clark Corp.                                                                             343
     20,420   Procter & Gamble Co.                                                                           1,639
                                                                                                        ----------
                                                                                                             2,610
                                                                                                        ----------
              HYPERMARKETS & SUPER CENTERS (0.4%)
      3,170   Costco Wholesale Corp.                                                                           476

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
     11,776   Wal-Mart Stores, Inc.                                                                     $      781
                                                                                                        ----------
                                                                                                             1,257
                                                                                                        ----------
              PACKAGED FOODS & MEAT (0.7%)
      1,381   Campbell Soup Co.                                                                                 85
      3,038   ConAgra Foods, Inc.                                                                              128
      4,550   General Mills, Inc.                                                                              268
      1,241   Hershey Co.                                                                                      113
      1,830   Hormel Foods Corp.                                                                                78
        828   J.M. Smucker Co.                                                                                 105
      1,848   Kellogg Co.                                                                                      137
        871   Keurig Green Mountain, Inc.                                                                       80
      4,462   Kraft Heinz Co.                                                                                  344
      1,040   McCormick & Co., Inc.                                                                             97
      1,371   Mead Johnson Nutrition Co.                                                                       101
     11,928   Mondelez International, Inc. "A"                                                                 483
      2,142   Tyson Foods, Inc. "A"                                                                            139
                                                                                                        ----------
                                                                                                             2,158
                                                                                                        ----------
              PERSONAL PRODUCTS (0.1%)
      1,921   Estee Lauder Companies, Inc. "A"                                                                 176
                                                                                                        ----------
              SOFT DRINKS (0.9%)
     29,379   Coca-Cola Co.                                                                                  1,267
      1,630   Coca-Cola Enterprises, Inc.                                                                       79
      1,290   Dr. Pepper Snapple Group, Inc.                                                                   118
      1,087   Monster Beverage Corp.*                                                                          136
     10,934   PepsiCo, Inc.                                                                                  1,070
                                                                                                        ----------
                                                                                                             2,670
                                                                                                        ----------
              TOBACCO (0.7%)
     14,717   Altria Group, Inc.                                                                               906
     11,628   Philip Morris International, Inc.                                                              1,059
      5,928   Reynolds American, Inc.                                                                          299
                                                                                                        ----------
                                                                                                             2,264
                                                                                                        ----------
              Total Consumer Staples                                                                        13,543
                                                                                                        ----------
              ENERGY (2.8%)
              -------------
              COAL & CONSUMABLE FUELS (0.0%)
      1,978   CONSOL Energy, Inc.                                                                               17
                                                                                                        ----------
              INTEGRATED OIL & GAS (1.4%)
     14,127   Chevron Corp.                                                                                  1,179
     31,247   Exxon Mobil Corp. (l)                                                                          2,504
      5,732   Occidental Petroleum Corp.                                                                       395
                                                                                                        ----------
                                                                                                             4,078
                                                                                                        ----------
              OIL & GAS DRILLING (0.0%)
        557   Diamond Offshore Drilling, Inc.                                                                   11
        731   Helmerich & Payne, Inc.                                                                           39
      2,533   Transocean Ltd.                                                                                   22
                                                                                                        ----------
                                                                                                                72
                                                                                                        ----------
              OIL & GAS EQUIPMENT & SERVICES (0.4%)
      3,427   Baker Hughes, Inc.                                                                               147
      1,400   Cameron International Corp.*                                                                      92
      1,899   FMC Technologies, Inc.*                                                                           46
      6,201   Halliburton Co.                                                                                  200
      3,243   National Oilwell Varco, Inc.                                                                      95
      9,465   Schlumberger Ltd.                                                                                679
                                                                                                        ----------
                                                                                                             1,259
                                                                                                        ----------
              OIL & GAS EXPLORATION & PRODUCTION (0.5%)
      4,154   Anadarko Petroleum Corp.                                                                         158
      2,740   Apache Corp.                                                                                     105

================================================================================

9  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      3,449   Cabot Oil & Gas Corp.                                                                     $       69
        539   California Resources Corp.                                                                        --
      4,313   Chesapeake Energy Corp.                                                                           11
        788   Cimarex Energy Co.                                                                                66
      9,268   ConocoPhillips                                                                                   314
      3,036   Devon Energy Corp.                                                                                60
      3,984   EOG Resources, Inc.                                                                              258
      1,317   EQT Corp.                                                                                         73
      2,256   Hess Corp.                                                                                        98
      5,321   Marathon Oil Corp.                                                                                44
      1,347   Newfield Exploration Co.*                                                                         37
      3,345   Noble Energy, Inc.                                                                                99
      1,169   Pioneer Natural Resources Co.                                                                    141
      1,411   Range Resources Corp.                                                                             33
      3,203   Southwestern Energy Co.*                                                                          18
                                                                                                        ----------
                                                                                                             1,584
                                                                                                        ----------
              OIL & GAS REFINING & MARKETING (0.3%)
      3,790   Marathon Petroleum Corp.                                                                         130
      3,649   Phillips 66                                                                                      290
        970   Tesoro Corp.                                                                                      78
      3,494   Valero Energy Corp.                                                                              210
                                                                                                        ----------
                                                                                                               708
                                                                                                        ----------
              OIL & GAS STORAGE & TRANSPORTATION (0.2%)
      3,058   Columbia Pipeline Group, Inc.                                                                     56
     13,734   Kinder Morgan, Inc.                                                                              248
      1,414   ONEOK, Inc.                                                                                       34
      5,594   Spectra Energy Corp.                                                                             163
      5,685   Williams Companies, Inc.                                                                          91
                                                                                                        ----------
                                                                                                               592
                                                                                                        ----------
              Total Energy                                                                                   8,310
                                                                                                        ----------
              FINANCIALS (6.6%)
              -----------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.4%)
        330   Affiliated Managers Group, Inc.*                                                                  46
      1,115   Ameriprise Financial, Inc.                                                                        94
      8,051   Bank of New York Mellon Corp.                                                                    285
        948   BlackRock, Inc.                                                                                  296
      3,271   Franklin Resources, Inc.                                                                         117
      3,240   Invesco Ltd.                                                                                      87
        750   Legg Mason, Inc.                                                                                  21
      1,489   Northern Trust Corp.(i)                                                                           88
      2,798   State Street Corp.                                                                               153
      1,970   T. Rowe Price Group, Inc.                                                                        136
                                                                                                        ----------
                                                                                                             1,323
                                                                                                        ----------
              CONSUMER FINANCE (0.3%)
      6,280   American Express Co.                                                                             349
      3,761   Capital One Financial Corp.                                                                      247
      3,494   Discover Financial Services                                                                      162
      2,650   Navient Corp.                                                                                     29
      5,850   Synchrony Financial*                                                                             158
                                                                                                        ----------
                                                                                                               945
                                                                                                        ----------
              DIVERSIFIED BANKS (1.9%)
     78,156   Bank of America Corp.                                                                            978
     22,880   Citigroup, Inc.                                                                                  889
      1,300   Comerica, Inc.                                                                                    44
     27,630   JPMorgan Chase & Co.                                                                           1,556
     12,089   U.S. Bancorp                                                                                     466
     34,888   Wells Fargo & Co.                                                                              1,637
                                                                                                        ----------
                                                                                                             5,570
                                                                                                        ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              INSURANCE BROKERS (0.2%)
      1,888   Aon plc                                                                                   $      180
      3,656   Marsh & McLennan Companies, Inc.                                                                 208
        996   Willis Towers Watson plc                                                                         113
                                                                                                        ----------
                                                                                                               501
                                                                                                        ----------
              INVESTMENT BANKING & BROKERAGE (0.4%)
      8,992   Charles Schwab Corp.                                                                             225
      2,079   E*Trade Financial Corp.*                                                                          49
      3,047   Goldman Sachs Group, Inc.                                                                        456
     13,036   Morgan Stanley                                                                                   322
                                                                                                        ----------
                                                                                                             1,052
                                                                                                        ----------
              LIFE & HEALTH INSURANCE (0.3%)
      3,263   AFLAC, Inc.                                                                                      194
      1,769   Lincoln National Corp.                                                                            64
      8,055   MetLife, Inc.                                                                                    319
      1,820   Principal Financial Group, Inc.                                                                   69
      3,711   Prudential Financial, Inc.                                                                       245
      1,113   Torchmark Corp.                                                                                   57
      2,028   Unum Group                                                                                        58
                                                                                                        ----------
                                                                                                             1,006
                                                                                                        ----------
              MULTI-LINE INSURANCE (0.2%)
      9,300   American International Group, Inc.                                                               467
        684   Assurant, Inc.                                                                                    49
      2,900   Hartford Financial Services Group, Inc.                                                          122
      2,091   Loews Corp.                                                                                       76
                                                                                                        ----------
                                                                                                               714
                                                                                                        ----------
              MULTI-SECTOR HOLDINGS (0.6%)
     14,062   Berkshire Hathaway, Inc. "B"*                                                                  1,887
      2,777   Leucadia National Corp.                                                                           40
                                                                                                        ----------
                                                                                                             1,927
                                                                                                        ----------
              PROPERTY & CASUALTY INSURANCE (0.4%)
      3,040   Allstate Corp.                                                                                   193
      3,459   Chubb Ltd.                                                                                       399
        970   Cincinnati Financial Corp.                                                                        61
      4,100   Progressive Corp.                                                                                131
      2,350   Travelers Companies, Inc.                                                                        253
      2,680   XL Group plc                                                                                      92
                                                                                                        ----------
                                                                                                             1,129
                                                                                                        ----------
              REAL ESTATE SERVICES (0.0%)
      1,990   CBRE Group, Inc. "A"*                                                                             51
                                                                                                        ----------
              REGIONAL BANKS (0.4%)
      6,502   BB&T Corp.                                                                                       209
      4,555   Citizens Financial Group, Inc.                                                                    88
      5,810   Fifth Third Bancorp                                                                               89
      5,200   Huntington Bancshares, Inc.                                                                       45
      6,620   KeyCorp                                                                                           70
      1,257   M&T Bank Corp.                                                                                   129
      2,677   People's United Financial, Inc.                                                                   39
      3,534   PNC Financial Services Group, Inc.                                                               287
      9,790   Regions Financial Corp.                                                                           74
      3,560   SunTrust Banks, Inc.                                                                             118
      1,440   Zions Bancorp                                                                                     31
                                                                                                        ----------
                                                                                                             1,179
                                                                                                        ----------
              REITs - HEALTH CARE (0.1%)
      3,875   HCP, Inc.                                                                                        115
      2,774   Ventas, Inc.                                                                                     154

================================================================================

11  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      2,780   Welltower, Inc.                                                                           $      177
                                                                                                        ----------
                                                                                                               446
                                                                                                        ----------
              REITs - HOTEL & RESORT (0.0%)
      4,342   Host Hotels & Resorts, Inc.                                                                       66
                                                                                                        ----------
              REITs - INDUSTRIAL (0.1%)
      4,119   ProLogis, Inc.                                                                                   158
                                                                                                        ----------
              REITs - OFFICE (0.1%)
      1,050   Boston Properties, Inc.                                                                          120
      1,238   Vornado Realty Trust                                                                             107
                                                                                                        ----------
                                                                                                               227
                                                                                                        ----------
              REITs - RESIDENTIAL (0.2%)
        998   Apartment Investment & Management Co. "A"                                                         37
      1,141   AvalonBay Communities, Inc.                                                                      196
      3,035   Equity Residential                                                                               226
        507   Essex Property Trust, Inc.                                                                       106
                                                                                                        ----------
                                                                                                               565
                                                                                                        ----------
              REITs - RETAIL (0.3%)
        600   Federal Realty Investment Trust                                                                   89
      4,318   General Growth Properties, Inc.                                                                  119
      3,567   Kimco Realty Corp.                                                                                95
        894   Macerich Co.                                                                                      70
      2,079   Realty Income Corp.                                                                              122
      2,308   Simon Property Group, Inc.                                                                       438
                                                                                                        ----------
                                                                                                               933
                                                                                                        ----------
              REITs - SPECIALIZED (0.4%)
      3,070   American Tower Corp.                                                                             283
      2,563   Crown Castle International Corp.                                                                 222
        571   Equinix, Inc.                                                                                    173
      1,066   Extra Space Storage, Inc.                                                                         87
      1,246   Iron Mountain, Inc.                                                                               37
        985   Public Storage                                                                                   246
      6,302   Weyerhaeuser Co.                                                                                 164
                                                                                                        ----------
                                                                                                             1,212
                                                                                                        ----------
              SPECIALIZED FINANCE (0.3%)
      2,658   CME Group, Inc.                                                                                  243
        860   Intercontinental Exchange, Inc.                                                                  205
      1,907   McGraw Hill Financial, Inc.                                                                      171
      1,370   Moody's Corp.                                                                                    122
        840   NASDAQ OMX Group, Inc.                                                                            53
                                                                                                        ----------
                                                                                                               794
                                                                                                        ----------
              Total Financials                                                                              19,798
                                                                                                        ----------
              HEALTH CARE (6.2%)
              ------------------
              BIOTECHNOLOGY (1.4%)
     12,271   AbbVie, Inc.                                                                                     670
      1,692   Alexion Pharmaceuticals, Inc.*                                                                   238
      5,662   Amgen, Inc.                                                                                      806
      4,380   Baxalta, Inc.                                                                                    169
      1,674   Biogen, Inc.*                                                                                    434
      5,898   Celgene Corp.*                                                                                   595
     10,818   Gilead Sciences, Inc.                                                                            944
        582   Regeneron Pharmaceuticals, Inc.*                                                                 223
      1,780   Vertex Pharmaceuticals, Inc.*                                                                    152
                                                                                                        ----------
                                                                                                             4,231
                                                                                                        ----------
              HEALTH CARE DISTRIBUTORS (0.2%)
      1,410   AmerisourceBergen Corp.                                                                          122
      2,310   Cardinal Health, Inc.                                                                            189

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
        568   Henry Schein, Inc.*                                                                       $       94
      1,727   McKesson Corp.                                                                                   269
        720   Patterson Companies, Inc.                                                                         31
                                                                                                        ----------
                                                                                                               705
                                                                                                        ----------
              HEALTH CARE EQUIPMENT (0.9%)
     11,197   Abbott Laboratories (l)                                                                          434
      4,106   Baxter International, Inc.                                                                       162
      1,623   Becton, Dickinson & Co.                                                                          239
      9,748   Boston Scientific Corp.*                                                                         166
        470   C.R. Bard, Inc.                                                                                   90
      1,464   Edwards Lifesciences Corp.*                                                                      127
        270   Intuitive Surgical, Inc.*                                                                        152
     10,555   Medtronic plc                                                                                    817
      2,439   St. Jude Medical, Inc.                                                                           131
      2,288   Stryker Corp.                                                                                    229
        810   Varian Medical Systems, Inc.*                                                                     63
      1,431   Zimmer Biomet Holdings, Inc.                                                                     139
                                                                                                        ----------
                                                                                                             2,749
                                                                                                        ----------
              HEALTH CARE FACILITIES (0.1%)
      2,357   HCA Holdings, Inc.*                                                                              163
        817   Tenet Healthcare Corp.*                                                                           21
        617   Universal Health Services, Inc. "B"                                                               68
                                                                                                        ----------
                                                                                                               252
                                                                                                        ----------
              HEALTH CARE SERVICES (0.2%)
      1,439   DaVita HealthCare Partners, Inc.*                                                                 95
      4,934   Express Scripts Holdings Co.*                                                                    347
        738   Laboratory Corp. of America Holdings*                                                             81
        979   Quest Diagnostics, Inc.                                                                           65
                                                                                                        ----------
                                                                                                               588
                                                                                                        ----------
              HEALTH CARE SUPPLIES (0.0%)
      1,150   DENTSPLY International, Inc.*                                                                     70
                                                                                                        ----------
              HEALTH CARE TECHNOLOGY (0.1%)
      2,532   Cerner Corp.*                                                                                    129
                                                                                                        ----------
              LIFE SCIENCES TOOLS & SERVICES (0.3%)
      2,762   Agilent Technologies, Inc.                                                                       103
      1,099   Illumina, Inc.*                                                                                  165
        680   PerkinElmer, Inc.                                                                                 32
      2,891   Thermo Fisher Scientific, Inc.                                                                   374
        690   Waters Corp.*                                                                                     83
                                                                                                        ----------
                                                                                                               757
                                                                                                        ----------
              MANAGED HEALTH CARE (0.6%)
      2,527   Aetna, Inc.                                                                                      274
      1,960   Anthem, Inc.                                                                                     256
      1,934   Cigna Corp.                                                                                      270
      1,112   Humana, Inc.                                                                                     197
      7,153   UnitedHealth Group, Inc.                                                                         852
                                                                                                        ----------
                                                                                                             1,849
                                                                                                        ----------
              PHARMACEUTICALS (2.4%)
      2,958   Allergan plc*                                                                                    858
     12,522   Bristol-Myers Squibb Co.                                                                         775
      7,325   Eli Lilly and Co.                                                                                527
      1,636   Endo International plc*                                                                           68
     20,768   Johnson & Johnson (l)                                                                          2,185
      1,001   Mallinckrodt plc*                                                                                 65
     20,968   Merck & Co., Inc.                                                                              1,053
      2,993   Mylan N.V.*                                                                                      135
      1,050   Perrigo Co. plc                                                                                  133
     46,333   Pfizer, Inc.                                                                                   1,375

================================================================================

13  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      3,398   Zoetis, Inc.                                                                             $       140
                                                                                                       -----------
                                                                                                             7,314
                                                                                                       -----------
              Total Health Care                                                                             18,644
                                                                                                       -----------

              INDUSTRIALS (4.3%)
              ------------------
              AEROSPACE & DEFENSE (1.1%)
      4,728   Boeing Co.                                                                                       559
      2,181   General Dynamics Corp.                                                                           297
      5,584   Honeywell International, Inc.                                                                    566
        653   L-3 Communications Holdings, Inc.                                                                 76
      1,983   Lockheed Martin Corp.                                                                            428
      1,346   Northrop Grumman Corp.                                                                           259
      2,260   Raytheon Co.                                                                                     280
      1,090   Rockwell Collins, Inc.                                                                            95
      2,070   Textron, Inc.                                                                                     71
      6,191   United Technologies Corp.                                                                        598
                                                                                                       -----------
                                                                                                             3,229
                                                                                                       -----------
              AGRICULTURAL & FARM MACHINERY (0.1%)
      2,480   Deere & Co.                                                                                      199
                                                                                                       -----------
              AIR FREIGHT & LOGISTICS (0.3%)
        940   C.H. Robinson Worldwide, Inc.                                                                     66
      1,610   Expeditors International of Washington, Inc.                                                      74
      2,220   FedEx Corp.                                                                                      304
      5,225   United Parcel Service, Inc. "B"                                                                  504
                                                                                                       -----------
                                                                                                               948
                                                                                                       -----------
              AIRLINES (0.3%)
      4,549   American Airlines Group, Inc.                                                                    186
      5,904   Delta Air Lines, Inc.                                                                            285
      4,712   Southwest Airlines Co.                                                                           198
      3,028   United Continental Holdings, Inc.*                                                               173
                                                                                                       -----------
                                                                                                               842
                                                                                                       -----------
              BUILDING PRODUCTS (0.0%)
        613   Allegion plc                                                                                      38
      2,230   Masco Corp.                                                                                       63
                                                                                                       -----------
                                                                                                               101
                                                                                                       -----------
              CONSTRUCTION & ENGINEERING (0.0%)
      1,020   Fluor Corp.                                                                                       47
        963   Jacobs Engineering Group, Inc.*                                                                   37
      1,370   Quanta Services, Inc.*                                                                            28
                                                                                                       -----------
                                                                                                               112
                                                                                                       -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.2%)
      4,609   Caterpillar, Inc.                                                                                312
      1,191   Cummins, Inc.                                                                                    116
      3,016   PACCAR, Inc.                                                                                     156
                                                                                                       -----------
                                                                                                               584
                                                                                                       -----------
              DIVERSIFIED SUPPORT SERVICES (0.0%)
       670    Cintas Corp.                                                                                      56
                                                                                                       -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
      1,637   AMETEK, Inc.                                                                                      76
      3,474   Eaton Corp. plc                                                                                  197
      4,743   Emerson Electric Co.                                                                             232
        980   Rockwell Automation, Inc.                                                                        102
                                                                                                       -----------
                                                                                                               607
                                                                                                       -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
      2,211   Republic Services, Inc.                                                                          101
        708   Stericycle, Inc.*                                                                                 81

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      3,008   Waste Management, Inc.                                                                    $      168
                                                                                                        ----------
                                                                                                               350
                                                                                                        ----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (0.0%)
        766   Robert Half International, Inc.                                                                   30
                                                                                                        ----------
              INDUSTRIAL CONGLOMERATES (1.1%)
      4,621   3M Co.                                                                                           725
      4,476   Danaher Corp.                                                                                    400
     70,840   General Electric Co. (l)                                                                       2,064
        690   Roper Industries, Inc.                                                                           116
                                                                                                        ----------
                                                                                                             3,305
                                                                                                        ----------
              INDUSTRIAL MACHINERY (0.3%)
      1,306   Dover Corp.                                                                                       79
      1,268   Flowserve Corp.                                                                                   53
      2,480   Illinois Tool Works, Inc.                                                                        234
      2,175   Ingersoll-Rand plc                                                                               121
        940   Parker-Hannifin Corp.                                                                             95
      1,502   Pentair plc                                                                                       72
        451   Snap-On, Inc.                                                                                     65
      1,292   Stanley Black & Decker, Inc.                                                                     122
      1,548   Xylem, Inc.                                                                                       58
                                                                                                        ----------
                                                                                                               899
                                                                                                        ----------
              OFFICE SERVICES & SUPPLIES (0.0%)
      1,260   Pitney Bowes, Inc.                                                                                23
                                                                                                        ----------
              RAILROADS (0.3%)
      7,340   CSX Corp.                                                                                        177
        909   Kansas City Southern                                                                              74
      2,104   Norfolk Southern Corp.                                                                           154
      6,410   Union Pacific Corp.                                                                              506
                                                                                                        ----------
                                                                                                               911
                                                                                                        ----------
              RESEARCH & CONSULTING SERVICES (0.1%)
        230   Dun & Bradstreet Corp.                                                                            22
      1,023   Equifax, Inc.                                                                                    108
      2,884   Nielsen Holdings plc                                                                             145
      1,224   Verisk Analytics, Inc.*                                                                           89
                                                                                                        ----------
                                                                                                               364
                                                                                                        ----------
              SECURITY & ALARM SERVICES (0.1%)
      1,054   ADT Corp.                                                                                         42
      3,522   Tyco International plc                                                                           124
                                                                                                        ----------
                                                                                                               166
                                                                                                        ----------
              TRADING COMPANIES & DISTRIBUTORS (0.1%)
      2,501   Fastenal Co.                                                                                     113
        643   United Rentals, Inc.*                                                                             33
        480   W.W. Grainger, Inc.                                                                              104
                                                                                                        ----------
                                                                                                               250
                                                                                                        ----------
              TRUCKING (0.0%)
        360   Ryder System, Inc.                                                                                20
                                                                                                        ----------
              Total Industrials                                                                             12,996
                                                                                                        ----------
              INFORMATION TECHNOLOGY (8.6%)
              -----------------------------
              APPLICATION SOFTWARE (0.3%)
      3,744   Adobe Systems, Inc.*                                                                             319
      1,953   Autodesk, Inc.*                                                                                  101
      1,224   Citrix Systems, Inc.*                                                                             86
      1,878   Intuit, Inc.                                                                                     182

================================================================================

15  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
      4,684   salesforce.com, Inc.*                                                                    $       317
                                                                                                       -----------
                                                                                                             1,005
                                                                                                       -----------
              COMMUNICATIONS EQUIPMENT (0.6%)
     38,101   Cisco Systems, Inc.                                                                              997
        561   F5 Networks, Inc.*                                                                                54
        790   Harris Corp.                                                                                      62
      3,064   Juniper Networks, Inc.                                                                            76
      1,756   Motorola Solutions, Inc.                                                                         129
     11,282   QUALCOMM, Inc.                                                                                   573
                                                                                                       -----------
                                                                                                             1,891
                                                                                                       -----------
              DATA PROCESSING & OUTSOURCED SERVICES (1.0%)
        444   Alliance Data Systems Corp.*                                                                      93
      3,233   Automatic Data Processing, Inc.                                                                  274
      1,935   Fidelity National Information Services, Inc.                                                     113
      1,700   Fiserv, Inc.*                                                                                    163
      7,432   MasterCard, Inc. "A"                                                                             646
      2,218   Paychex, Inc.                                                                                    114
      8,344   PayPal Holdings, Inc.*                                                                           318
      1,410   Total System Services, Inc.                                                                       61
     14,609   Visa, Inc. "A"                                                                                 1,057
      4,210   Western Union Co.                                                                                 77
      6,735   Xerox Corp.                                                                                       65
                                                                                                       -----------
                                                                                                             2,981
                                                                                                       -----------
              ELECTRONIC COMPONENTS (0.1%)
      2,540   Amphenol Corp. "A"                                                                               135
      8,581   Corning, Inc.                                                                                    157
                                                                                                       -----------
                                                                                                               292
                                                                                                       -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
       730    FLIR Systems, Inc.                                                                                23
                                                                                                       -----------
              ELECTRONIC MANUFACTURING SERVICES (0.1%)
      2,743   TE Connectivity Ltd.                                                                             156
                                                                                                       -----------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
      3,513   Activision Blizzard, Inc.                                                                        111
      2,332   Electronic Arts, Inc.*                                                                           150
                                                                                                       -----------
                                                                                                               261
                                                                                                       -----------
              INTERNET SOFTWARE & SERVICES (1.8%)
      1,250   Akamai Technologies, Inc.*                                                                        67
      2,187   Alphabet, Inc. "A"*                                                                            1,569
      2,231   Alphabet, Inc. "C"*                                                                            1,557
      8,005   eBay, Inc.*                                                                                      191
     17,042   Facebook, Inc. "A"*                                                                            1,822
        690   VeriSign, Inc.*                                                                                   58
      6,295   Yahoo! Inc.*                                                                                     200
                                                                                                       -----------
                                                                                                             5,464
                                                                                                       -----------
              IT CONSULTING & OTHER SERVICES (0.5%)
      4,527   Accenture plc "A"                                                                                454
      4,565   Cognizant Technology Solutions Corp. "A"*                                                        260
        900   CSRA, Inc.                                                                                        23
      6,699   International Business Machines Corp.                                                            878
      1,005   Teradata Corp.*                                                                                   25
                                                                                                       -----------
                                                                                                             1,640
                                                                                                       -----------
              SEMICONDUCTOR EQUIPMENT (0.1%)
      9,030   Applied Materials, Inc.                                                                          170
      1,029   KLA-Tencor Corp.                                                                                  70
      1,046   Lam Research Corp.                                                                                77
                                                                                                       -----------
                                                                                                               317
                                                                                                       -----------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              SEMICONDUCTORS (0.9%)
      2,280   Analog Devices, Inc.                                                                     $       121
      3,601   Broadcom Ltd.                                                                                    482
        511   First Solar, Inc.*                                                                                37
     35,420   Intel Corp.                                                                                    1,048
      2,064   Linear Technology Corp.                                                                           90
      1,370   Microchip Technology, Inc.                                                                        61
      5,990   Micron Technology, Inc.*                                                                          64
      3,504   NVIDIA Corp.                                                                                     110
      1,030   Qorvo, Inc.*                                                                                      46
      1,295   Skyworks Solutions, Inc.                                                                          86
      7,614   Texas Instruments, Inc.                                                                          404
      1,774   Xilinx, Inc.                                                                                      84
                                                                                                       -----------
                                                                                                             2,633
                                                                                                       -----------
              SYSTEMS SOFTWARE (1.4%)
      2,000   CA, Inc.                                                                                          59
     59,956   Microsoft Corp. (l)                                                                            3,050
     24,030   Oracle Corp.                                                                                     884
      1,425   Red Hat, Inc.*                                                                                    93
      4,631   Symantec Corp.                                                                                    89
                                                                                                       -----------
                                                                                                             4,175
                                                                                                       -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (1.7%)
     41,848   Apple, Inc. (l)                                                                                4,046
     14,050   EMC Corp.                                                                                        367
     14,301   Hewlett Packard Enterprise Co.                                                                   190
     15,593   HP, Inc.                                                                                         167
      2,010   NetApp, Inc.                                                                                      50
      1,560   SanDisk Corp.                                                                                    113
      1,910   Seagate Technology plc                                                                            60
      1,895   Western Digital Corp.                                                                             82
                                                                                                       -----------
                                                                                                             5,075
                                                                                                       -----------
              Total Information Technology                                                                  25,913
                                                                                                       -----------

              MATERIALS (1.2%)
              ----------------
              ALUMINUM (0.0%)
     10,295   Alcoa, Inc.                                                                                       92
                                                                                                       -----------
              COMMODITY CHEMICALS (0.1%)
      2,687   LyondellBasell Industries N.V. "A"                                                               216
                                                                                                       -----------
              CONSTRUCTION MATERIALS (0.1%)
        517   Martin Marietta Materials, Inc.                                                                   74
      1,110   Vulcan Materials Co.                                                                             109
                                                                                                       -----------
                                                                                                               183
                                                                                                       -----------
              DIVERSIFIED CHEMICALS (0.3%)
      8,441   Dow Chemical Co.                                                                                 410
      6,579   E.I. du Pont de Nemours & Co.                                                                    401
      1,283   Eastman Chemical Co.                                                                              82
                                                                                                       -----------
                                                                                                               893
                                                                                                       -----------
              FERTILIZERS & AGRICULTURAL CHEMICALS (0.2%)
      2,035   CF Industries Holdings, Inc.                                                                      74
      1,113   FMC Corp.                                                                                         42
      3,301   Monsanto Co.                                                                                     297
      2,635   Mosaic Co.                                                                                        70
                                                                                                       -----------
                                                                                                               483
                                                                                                       -----------
              GOLD (0.0%)
      4,409   Newmont Mining Corp.                                                                             114
                                                                                                       -----------

================================================================================

17  | USAA Growth and Tax Strategy Fund

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              INDUSTRIAL GASES (0.2%)
      1,405   Air Products & Chemicals, Inc.                                                           $       186
        526   Airgas, Inc.                                                                                      75
      2,028   Praxair, Inc.                                                                                    206
                                                                                                       -----------
                                                                                                               467
                                                                                                       -----------
              METAL & GLASS CONTAINERS (0.0%)
      1,366   Ball Corp.                                                                                        90
                                                                                                       -----------
              PAPER PACKAGING (0.1%)
        660   Avery Dennison Corp.                                                                              43
      3,370   International Paper Co.                                                                          120
      1,361   Sealed Air Corp.                                                                                  62
      2,219   WestRock Co.                                                                                      75
                                                                                                       -----------
                                                                                                               300
                                                                                                       -----------
              SPECIALTY CHEMICALS (0.2%)
      1,925   Ecolab, Inc.                                                                                     198
        570   International Flavors & Fragrances, Inc.                                                          59
      1,854   PPG Industries, Inc.                                                                             179
        593   Sherwin-Williams Co.                                                                             160
                                                                                                       -----------
                                                                                                               596
                                                                                                       -----------
              STEEL (0.0%)
      2,663   Nucor Corp.                                                                                      105
                                                                                                       -----------
              Total Materials                                                                                3,539
                                                                                                       -----------
              TELECOMMUNICATION SERVICES (1.2%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.0%)
      2,404   Level 3 Communications, Inc.*                                                                    117
                                                                                                       -----------
              INTEGRATED TELECOMMUNICATION SERVICES (1.2%)
     46,177   AT&T, Inc.                                                                                     1,706
      3,536   CenturyLink, Inc.                                                                                108
      9,734   Frontier Communications Corp.                                                                     53
     30,540   Verizon Communications, Inc.                                                                   1,549
                                                                                                       -----------
                                                                                                             3,416
                                                                                                       -----------
              Total Telecommunication Services                                                               3,533
                                                                                                       -----------

              UTILITIES (1.4%)
              ----------------
              ELECTRIC UTILITIES (0.8%)
      3,324   American Electric Power Co., Inc.                                                                205
      5,409   Duke Energy Corp.                                                                                402
      2,813   Edison International                                                                             192
      1,402   Entergy Corp.                                                                                    101
      2,230   Eversource Energy                                                                                121
      7,226   Exelon Corp.                                                                                     228
      3,652   FirstEnergy Corp.                                                                                122
      3,456   NextEra Energy, Inc.                                                                             390
      1,750   Pepco Holdings, Inc.                                                                              46
        850   Pinnacle West Capital Corp.                                                                       58
      4,547   PPL Corp.                                                                                        159
      7,069   Southern Co.                                                                                     341
      3,434   Xcel Energy, Inc.                                                                                136
                                                                                                       -----------
                                                                                                             2,501
                                                                                                       -----------
              GAS UTILITIES (0.0%)
        813   AGL Resources, Inc.                                                                               52
                                                                                                       -----------
              INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.0%)
      5,809   AES Corp.                                                                                         57
                                                                                                       -----------

================================================================================

                                                  Portfolio of Investments |  18

================================================================================

                                                                                                            MARKET
NUMBER                                                                                                       VALUE
OF SHARES     SECURITY                                                                                       (000)
------------------------------------------------------------------------------------------------------------------
              MULTI-UTILITIES (0.6%)
      1,840   Ameren Corp.                                                                             $        86
      2,918   CenterPoint Energy, Inc.                                                                          54
      1,590   CMS Energy Corp.                                                                                  63
      2,201   Consolidated Edison, Inc.                                                                        154
      4,314   Dominion Resources, Inc.                                                                         302
      1,190   DTE Energy Co.                                                                                   100
      2,170   NiSource, Inc.                                                                                    47
      4,043   PG&E Corp.                                                                                       229
      3,435   Public Service Enterprise Group, Inc.                                                            147
        899   SCANA Corp.                                                                                       59
      2,035   Sempra Energy                                                                                    196
      1,670   TECO Energy, Inc.                                                                                 46
      2,417   WEC Energy Group, Inc.                                                                           136
                                                                                                       -----------
                                                                                                             1,619
                                                                                                       -----------
              Total Utilities                                                                                4,229
                                                                                                       -----------
              Total Blue Chip Stocks (cost: $71,504)                                                       126,893
                                                                                                       -----------
              RIGHTS (0.0%)

              CONSUMER STAPLES (0.0%)
              -----------------------
              FOOD RETAIL (0.0%)
      1,460   Safeway Casa Ley CVR, acquired 1/30/2015; cost $1*(d),(j)                                          1
      1,460   Safeway PDC, LLC CVR, acquired 1/30/2015; cost $0*(d),(j)                                         --
                                                                                                       -----------
                                                                                                                 1
                                                                                                       -----------
              Total Consumer Staples                                                                             1
                                                                                                       -----------
              Total Rights (cost: $1)                                                                            1
                                                                                                       -----------
              Total Equity Securities (cost: $71,505)                                                      126,894
                                                                                                       -----------

              TOTAL INVESTMENTS (COST: $235,559)                                                       $   298,900
                                                                                                       ===========

                                                                                                        UNREALIZED
 NUMBER OF                                                                                           APPRECIATION/
 CONTRACTS                                     EXPIRATION                   CONTRACT                (DEPRECIATION)
LONG/(SHORT)                                      DATE                      VALUE (000)                      (000)
------------------------------------------------------------------------------------------------------------------
              FUTURES (0.7%)
         23   E-mini S&P 500                   3/18/2016                     $   2,219                 $        59
                                                                             =========                 ===========

================================================================================

19  | USAA Growth and Tax Strategy Fund

================================================================================

($ IN 000s)                                                        VALUATION HIERARCHY
                                                                   -------------------

                                                       (LEVEL 1)         (LEVEL 2)        (LEVEL 3)
                                                     QUOTED PRICES          OTHER        SIGNIFICANT
                                                        IN ACTIVE        SIGNIFICANT     UNOBSERVABLE
                                                         MARKETS         OBSERVABLE         INPUTS
                                                      FOR IDENTICAL        INPUTS
ASSETS                                                   ASSETS                                              TOTAL
------------------------------------------------------------------------------------------------------------------
Tax-Exempt Securities:
  Tax-Exempt Bonds                                         $     --         $162,593              $--     $162,593
  Tax-Exempt Money Market Instruments:
     Variable-Rate Demand Notes                                  --            7,000               --        7,000
     Money Market Funds                                          --            2,113               --        2,113
Bonds:
  U.S. Treasury Bills                                            --              300               --          300
Equity Securities:
  Blue Chip Stocks                                          126,893               --               --      126,893
  Rights                                                         --               --                1            1
Futures(1)                                                       59               --               --           59
------------------------------------------------------------------------------------------------------------------
Total                                                      $126,952         $172,006              $ 1     $298,959
------------------------------------------------------------------------------------------------------------------

(1)Futures are valued at the unrealized appreciation/(depreciation) on the investment.

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                                         Rights
---------------------------------------------------------------------------------------------------------------
  Balance as of May 31, 2015                                                                                 $-
  Purchases                                                                                                   -
  Sales                                                                                                       -
  Transfers into Level 3                                                                                      -
  Transfers out of Level 3                                                                                    -
  Net realized gain (loss) on investments                                                                     -
  Change in net unrealized appreciation/(depreciation) of investments                                         1
---------------------------------------------------------------------------------------------------------------
  Balance as of February 29, 2016                                                                            $1
---------------------------------------------------------------------------------------------------------------

For the period of June 1, 2015, through February 29, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  Portfolio of Investments |  20

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Growth and Tax Strategy Fund (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

21  | USAA Growth and Tax Strategy Fund

================================================================================

2. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their net asset value (NAV) at the end of each business day.

3. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

4. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to value a security when, in the Service's judgment, these prices are readily available and are representative of the security's market value. For many securities, such prices are not readily available. The Service generally prices those securities based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

5. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include tax-exempt bonds valued based on methods discussed in Note A4, variable-rate demand notes and bonds, which are valued at amortized cost. Additionally, money market funds are valued at cost, which approximates fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The valuation of securities falling in the Level 3 category are primarily supported by the value being derived based upon recent information regarding the values used for tax valuation and reporting purposes. However, these securities are included in the Level 3 category due to limited market transparency, and/or a lack of corroboration to support the quoted prices.

Refer to the Portfolio of Investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at February 29, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

================================================================================

23  | USAA Growth and Tax Strategy Fund

================================================================================

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2016, were $67,046,000 and $3,705,000, respectively, resulting in net unrealized appreciation of $63,341,000.

F. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $299,724,000 at February 29, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNs) - Provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA     Economic Development Authority
IDA     Industrial Development Authority/Agency
ISD     Independent School District
MTA     Metropolitan Transportation Authority
PRE     Prerefunded to a date prior to maturity
REIT    Real estate investment trust
USD     Unified School District

CREDIT ENHANCEMENTS - Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

================================================================================

                                         Notes to Portfolio of Investments |  24

================================================================================

(INS)   Principal and interest payments are insured by one of the following:
        ACA Financial Guaranty Corp., AMBAC Assurance Corp., Assured Guaranty Corp., Assured Guaranty Municipal Corp., Build America Mutual Assurance Corp., Financial Guaranty Insurance Co., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from Deutsche Bank, A.G.
(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Texas Permanent School Fund.

SPECIFIC NOTES

(a) At February 29, 2016, the aggregate market value of securities purchased on a delayed-delivery basis was $4,744,000, all of which were when-issued securities.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) At February 29, 2016, the security, or a portion thereof, was segregated to cover delayed-delivery and/or when-issued purchases.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 29, 2016, was $267,000, which represented 0.1% of the Fund's net assets.
(e) Pay-in-kind (PIK) - security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(f)  Up to 6.05% of the 6.95% coupon may be PIK.
(g)  Restricted security that is not registered under the Securities
     Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(h) Rate represents the money market fund annualized seven-day yield at February 29, 2016.
(i) Northern Trust Corp. is the parent of Northern Trust Investments, Inc., which is the subadviser of the Fund.
(j) Security was fair valued at February 29, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $1,000, which represented less than 0.01% of the Fund's net assets.
(k) Securities with a value of $300,000 are segregated as collateral for initial margin requirements on open futures contracts.
(l) The security, or a portion thereof, is segregated to cover the value of open futures contracts at February 29, 2016.
*    Non-income-producing security.

================================================================================

25  | USAA Growth and Tax Strategy Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA INTERNATIONAL FUND
FEBRUARY 29, 2016

                                                                      (Form N-Q)

48476-0416                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA INTERNATIONAL FUND
February 29, 2016 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EQUITY SECURITIES (98.5%)

              COMMON STOCKS (98.3%)

              CONSUMER DISCRETIONARY (17.5%)
              ------------------------------
              ADVERTISING (2.3%)
    265,882   APN Outdoor Group Ltd.(a)                                                      $     1,154
     54,600   Gendai Agency, Inc.(a)                                                                 269
    403,002   oOh!media Ltd.(a)                                                                    1,201
     58,844   Stroeer SE & Co. KGaA(a)                                                             3,397
  3,160,509   WPP plc(a)                                                                          66,432
                                                                                             -----------
                                                                                                  72,453
                                                                                             -----------
              APPAREL RETAIL (1.1%)
     79,200   Adastria Co., Ltd.(a)                                                                2,047
    816,064   Hennes & Mauritz AB "B"(a)                                                          26,427
    162,700   Honeys Co., Ltd.(a)                                                                  1,723
    230,800   Nishimatsuya Chain Co., Ltd.(a)                                                      2,010
     73,200   Pal Co., Ltd.(a)                                                                     1,651
     20,200   Shimamura Co., Ltd.(a)                                                               2,225
                                                                                             -----------
                                                                                                  36,083
                                                                                             -----------
              APPAREL, ACCESSORIES & LUXURY GOODS (2.2%)
 92,098,800   Global Brands Group Holding Ltd.*(a)                                                10,910
    458,000   Gunze Ltd.(a)                                                                        1,198
     13,399   Hermes International(a)                                                              4,569
 21,806,800   Li & Fung Ltd.(a)                                                                   12,352
    235,748   LVMH Moet Hennessy Louis Vuitton SE(a)                                              39,276
    327,999   Regina Miracle International Holdings Ltd.*(a),(b)                                     477
     38,800   Tasaki & Co., Ltd.(a)                                                                  467
                                                                                             -----------
                                                                                                  69,249
                                                                                             -----------
              AUTO PARTS & EQUIPMENT (2.5%)
    186,200   Aisan Industry Co., Ltd.(a)                                                          1,468
     24,654   Brembo S.p.A.(a)                                                                     1,016
    170,571   Delphi Automotive plc                                                               11,374
  1,102,900   Denso Corp.(a)                                                                      40,748
    135,900   Exedy Corp.(a)                                                                       2,700
     30,473   Faurecia(a)                                                                          1,025
     96,600   G-Tekt Corp.(a)                                                                      1,037
     59,300   Imasen Electric Industrial Co., Ltd.(a)                                                517
    202,900   Kasai Kogyo Co., Ltd.(a)                                                             2,132
    236,400   Keihin Corp.(a)                                                                      3,242
    846,003   Kongsberg Automotive ASA*(a)                                                           669
     81,300   Mitsuba Corp.(a)                                                                     1,078
    216,500   Nissin Kogyo Co., Ltd.(a)                                                            2,701
    269,100   Sumitomo Riko Co., Ltd.(a)                                                           2,220
    172,800   Takata Corp.*(a)                                                                       754
    111,200   Tokai Rika Co., Ltd.(a)                                                              2,182
    183,600   Toyoda Gosei Co., Ltd.(a)                                                            3,497
                                                                                             -----------
                                                                                                  78,360
                                                                                             -----------

================================================================================

1  | USAA International Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              AUTOMOBILE MANUFACTURERS (0.8%)
    667,400   Honda Motor Co., Ltd.(a)                                                       $    17,209
    369,400   Mitsubishi Motors Corp.(a)                                                           2,619
     65,959   Peugeot S.A.*(a)                                                                       991
     35,154   Renault S.A.(a)                                                                      3,203
                                                                                             -----------
                                                                                                  24,022
                                                                                             -----------
              BROADCASTING (0.6%)
    156,645   M6 Metropole Television S.A.(a)                                                      2,621
    112,576   Mediaset Espana Comunicacion S.A.(a)                                                 1,214
    272,037   ProSiebenSat.1 Media AG(a)                                                          13,956
     85,114   RAI Way S.p.A.(a),(b)                                                                  428
                                                                                             -----------
                                                                                                  18,219
                                                                                             -----------
              CABLE & SATELLITE (1.3%)
    516,176   NOS SGPS S.A.(a)                                                                     3,570
  2,633,391   Sky plc(a)                                                                          37,969
                                                                                             -----------
                                                                                                  41,539
                                                                                             -----------
              CASINOS & GAMING (0.7%)
    211,043   888 Holdings plc                                                                       521
     49,315   Betsson AB(a)                                                                          707
     37,914   Evolution Gaming Group AB*(a),(b)                                                    1,247
    273,431   GVC Holdings plc(a)                                                                  1,860
    125,301   International Game Technology plc                                                    1,852
     43,944   Kambi Group plc*(a)                                                                    763
    681,313   Ladbrokes plc                                                                        1,302
     20,890   Paddy Power Betfair plc(a)                                                           3,138
     14,021   Paddy Power Betfair plc(a)                                                           2,129
    274,269   Star Entertainment Group Ltd.(a)                                                     1,022
    541,864   Unibet Group plc(a)                                                                  6,130
                                                                                             -----------
                                                                                                  20,671
                                                                                             -----------
              CATALOG RETAIL (0.1%)
    900,266   Home Retail Group plc(a)                                                             2,205
                                                                                             -----------
              COMPUTER & ELECTRONICS RETAIL (0.2%)
    532,500   EDION Corp.(a)                                                                       4,152
    227,408   JB Hi-Fi Ltd.(a)                                                                     3,593
                                                                                             -----------
                                                                                                   7,745
                                                                                             -----------
              CONSUMER ELECTRONICS (0.4%)
    113,100   Alpine Electronics, Inc.(a)                                                          1,272
    160,300   Foster Electric Co., Ltd.(a)                                                         3,025
    290,610   Funai Electric Co., Ltd.(a)                                                          2,498
    302,000   Nikon Corp.(a)                                                                       4,584
  1,235,400   Pioneer Corp.*(a)                                                                    2,810
                                                                                             -----------
                                                                                                  14,189
                                                                                             -----------
              DEPARTMENT STORES (0.0%)
  5,350,000   New World Department Store China Ltd.(a)                                               667
                                                                                             -----------
              EDUCATION SERVICES (0.1%)
     62,600   Benesse Holdings Inc.(a)                                                             1,898
                                                                                             -----------
              FOOTWEAR (0.0%)
  8,398,000   Daphne International Holdings Ltd.*(a)                                               1,036
                                                                                             -----------
              HOME FURNISHINGS (0.1%)
  1,310,800   Man Wah Holdings Ltd.(a)                                                             1,549
                                                                                             -----------
              HOME IMPROVEMENT RETAIL (0.1%)
    346,300   DCM Holdings Co., Ltd.(a)                                                            2,542
                                                                                             -----------
              HOMEBUILDING (0.4%)
    241,322   Bellway plc(a)                                                                       8,607
    312,209   Crest Nicholson Holdings plc(a)                                                      2,420

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    274,100   Haseko Corp.(a)                                                                $     2,360
     20,400   Pressance Corp.(a)                                                                     640
                                                                                             -----------
                                                                                                  14,027
                                                                                             -----------
              HOMEFURNISHING RETAIL (0.1%)
    636,964   Howden Joinery Group plc(a)                                                          4,345
                                                                                             -----------
              HOTELS, RESORTS & CRUISE LINES (0.0%)
     85,541   Pandox AB*(a)                                                                        1,397
                                                                                             -----------
              INTERNET RETAIL (0.0%)
    764,329   Qliro Group AB*(a)                                                                     645
                                                                                             -----------
              MOVIES & ENTERTAINMENT (0.3%)
    121,900   Avex Group Holdings, Inc.(a)                                                         1,404
    639,132   Cineworld Group plc(a)                                                               4,654
     26,496   Kinepolis Group N.V.(a)                                                              1,166
    206,462   Technicolor S.A.(a)                                                                  1,254
                                                                                             -----------
                                                                                                   8,478
                                                                                             -----------
              PUBLISHING (0.0%)
     45,300   Proto Corp.(a)                                                                         561
                                                                                             -----------
              RESTAURANTS (3.8%)
  4,346,624   Compass Group plc(a)                                                                76,074
    107,888   Domino's Pizza Group plc(a)                                                          1,565
    574,186   Yum! Brands, Inc.                                                                   41,611
                                                                                             -----------
                                                                                                 119,250
                                                                                             -----------
              SPECIALIZED CONSUMER SERVICES (0.0%)
     39,025   Dignity plc(a)                                                                       1,358
                                                                                             -----------
              SPECIALTY STORES (0.4%)
     19,137   Grandvision N.V.(a)                                                                    544
    148,444   JD Sports Fashion plc(a)                                                             2,371
    287,621   WH Smith plc(a)                                                                      7,206
    153,900   Xebio Holdings Co., Ltd.(a)                                                          2,434
                                                                                             -----------
                                                                                                  12,555
                                                                                             -----------
              Total Consumer Discretionary                                                       555,043
                                                                                             -----------
              CONSUMER STAPLES (14.8%)
              ------------------------
              BREWERS (1.2%)
  2,258,234   Ambev S.A. ADR                                                                       9,801
    157,990   Carlsberg A/S "B"(a)                                                                13,619
    158,386   Heineken N.V.(a)                                                                    12,738
    663,000   Sapporo Holdings Ltd.(a)                                                             3,016
                                                                                             -----------
                                                                                                  39,174
                                                                                             -----------
              DISTILLERS & VINTNERS (2.8%)
  1,574,835   Diageo plc(a)                                                                       40,504
    448,483   Pernod Ricard S.A.(a)                                                               47,701
                                                                                             -----------
                                                                                                  88,205
                                                                                             -----------
              DRUG RETAIL (0.1%)
    204,400   Cawachi Ltd.(a)                                                                      3,470
    113,100   Medical System Network Co., Ltd.(a)                                                    451
                                                                                             -----------
                                                                                                   3,921
                                                                                             -----------
              FOOD DISTRIBUTORS (0.0%)
    959,000   Yamatane Corp.(a)                                                                    1,296
                                                                                             -----------
              FOOD RETAIL (0.9%)
    214,490   Greggs plc(a)                                                                        3,077
  1,424,114   J Sainsbury plc(a)                                                                   5,015
     75,166   Kesko Oyj "B"(a)                                                                     2,941
    298,919   Loblaw Companies Ltd.                                                               15,185

================================================================================

3  | USAA International Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     64,600   Ministop Co., Ltd.(a)                                                          $     1,115
                                                                                             -----------
                                                                                                  27,333
                                                                                             -----------
              HOUSEHOLD PRODUCTS (1.6%)
    576,724   Reckitt Benckiser Group plc(a)                                                      52,488
                                                                                             -----------
              HYPERMARKETS & SUPER CENTERS (0.1%)
    130,352   Metro AG(a)                                                                          3,196
                                                                                             -----------
              PACKAGED FOODS & MEAT (4.9%)
    187,321   Austevoll Seafood ASA(a)                                                             1,276
     69,952   Bakkafrost P/F(a)                                                                    2,505
         16   Bell AG                                                                                 62
     78,824   Bellamy's Australia Ltd.(a)                                                            608
     22,233   Cranswick plc(a)                                                                       601
    794,753   DANONE S.A.(a)                                                                      55,132
      5,324   Emmi AG(a)                                                                           2,556
    123,899   La Doria S.p.A.(a)                                                                   1,713
    148,000   Marudai Food Co., Ltd.(a)                                                              542
    252,000   Mitsui Sugar Co., Ltd.(a)                                                            1,069
  1,109,362   Nestle S.A.(a)                                                                      77,703
    405,000   Nisshin Oillio Group Ltd.(a)                                                         1,618
     53,459   Salmar ASA(a)                                                                        1,100
     24,477   Schouw & Co.(a)                                                                      1,476
    330,516   Suedzucker AG(a)                                                                     4,966
     53,600   Warabeya Nichiyo Co., Ltd.(a)                                                        1,117
     84,418   Wessanen N.V.(a)                                                                       862
                                                                                             -----------
                                                                                                 154,906
                                                                                             -----------
              PERSONAL PRODUCTS (1.9%)
    495,614   Beiersdorf AG(a)                                                                    43,006
     33,702   Blackmores Ltd.(a)                                                                   3,808
     61,128   L'Oreal S.A.(a)                                                                     10,279
    158,799   Oriflame Holding AG*(a)                                                              2,429
    425,528   Vitaco Holdings Ltd.(a)                                                                491
                                                                                             -----------
                                                                                                  60,013
                                                                                             -----------
              SOFT DRINKS (0.1%)
    119,136   Britvic plc                                                                          1,149
     76,898   Fevertree Drinks plc(a)                                                                594
                                                                                             -----------
                                                                                                   1,743
                                                                                             -----------
              TOBACCO (1.2%)
    930,800   Japan Tobacco, Inc.(a)                                                              36,899
                                                                                             -----------
              Total Consumer Staples                                                             469,174
                                                                                             -----------
              ENERGY (3.6%)
              -------------
              COAL & CONSUMABLE FUELS (0.0%)
  7,442,800   Harum Energy Tbk PT*(a)                                                                396
  1,503,300   Indo Tambangraya Megah Tbk PT(a)                                                       763
                                                                                             -----------
                                                                                                   1,159
                                                                                             -----------
              INTEGRATED OIL & GAS (2.7%)
  2,282,117   BP plc(a)                                                                           11,064
  1,056,740   ENI S.p.A.(a)                                                                       14,781
  1,140,132   Gazprom PAO ADR                                                                      4,173
    121,214   Lukoil PJSC ADR                                                                      4,302
    457,257   Petroleo Brasileiro S.A. ADR*                                                        1,646
    220,975   Royal Dutch Shell plc "A"(a)                                                         5,029
    366,956   Royal Dutch Shell plc "B"(a)                                                         8,340
    142,389   Statoil ASA(a)                                                                       2,068
    956,578   Suncor Energy, Inc.                                                                 23,387
    234,370   Total S.A.(a)                                                                       10,501
                                                                                             -----------
                                                                                                  85,291
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              OIL & GAS EQUIPMENT & SERVICES (0.1%)
    258,549   John Wood Group plc(a)                                                         $     2,236
                                                                                             -----------
              OIL & GAS EXPLORATION & PRODUCTION (0.7%)
     85,727   Det Norske Oljeselskap ASA*(a)                                                         599
    161,300   Encana Corp.                                                                           697
  1,977,300   INPEX Corp.(a)                                                                      14,226
    265,400   Japan Petroleum Exploration Co., Ltd.(a)                                             5,675
    199,200   Painted Pony Petroleum Ltd.*                                                           562
     21,400   Petro Rio S.A.*                                                                         10
                                                                                             -----------
                                                                                                  21,769
                                                                                             -----------
              OIL & GAS REFINING & MARKETING (0.0%)
    773,713   Saras S.p.A*(a)                                                                      1,240
                                                                                             -----------
              OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    276,830   BW LPG Ltd.(a),(b)                                                                   1,793
    613,766   d'Amico International Shipping S.A.*(a)                                                317
     40,522   Euronav N.V.(a)                                                                        405
     47,961   Torm A/S*(a)                                                                           501
                                                                                             -----------
                                                                                                   3,016
                                                                                             -----------
              Total Energy                                                                       114,711
                                                                                             -----------
              FINANCIALS (15.1%)
              ------------------
              ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
    110,951   Anima Holding S.p.A.(a),(b)                                                            669
     14,888   Banca Generali S.p.A.(a)                                                               379
    606,016   Julius Baer Group Ltd.*(a)                                                          24,128
    138,032   Magellan Financial Group Ltd.(a)                                                     2,162
    499,800   Uranium Participation Corp.*                                                         1,818
                                                                                             -----------
                                                                                                  29,156
                                                                                             -----------
              CONSUMER FINANCE (0.2%)
     86,700   J Trust Co., Ltd.(a)                                                                   624
    137,754   Provident Financial plc(a)                                                           6,215
                                                                                             -----------
                                                                                                   6,839
                                                                                             -----------
              DIVERSIFIED BANKS (6.2%)
    452,222   Alpha Bank S.A.*(a)                                                                    770
    306,548   Banca Popolare dell'Emilia Romagna SC(a)                                             1,538
  1,037,815   Banco Popular Espanol(a)                                                             2,460
  7,260,258   Barclays plc(a)                                                                     17,155
    123,662   BNP Paribas S.A.(a)                                                                  5,711
    882,672   CaixaBank S.A.(a)                                                                    2,512
    250,400   Dah Sing Financial Holdings Ltd.(a)                                                  1,320
  2,759,900   DBS Group Holdings Ltd.(a)                                                          26,648
  6,072,241   HSBC Holdings plc(a)                                                                38,560
  3,483,996   ING Groep N.V.(a)                                                                   40,841
    134,907   KB Financial Group, Inc.(a)                                                          3,232
    318,326   KBC Groep N.V.(a)                                                                   16,879
  1,444,300   Mitsubishi UFJ Financial Group, Inc.(a)                                              6,190
  3,139,200   Mizuho Financial Group, Inc.(a)                                                      4,598
     77,474   OTP Bank plc(a)                                                                      1,611
    241,300   Sberbank of Russia ADR                                                               1,460
     51,757   Shinhan Financial Group Co., Ltd.(a)                                                 1,585
    125,019   Societe Generale S.A.(a)                                                             4,338
  1,914,394   Standard Chartered plc(a)                                                           11,420
    183,600   Sumitomo Mitsui Financial Group, Inc.(a)                                             5,119
    904,028   UniCredit S.p.A.(a)                                                                  3,354
                                                                                             -----------
                                                                                                 197,301
                                                                                             -----------
              DIVERSIFIED CAPITAL MARKETS (1.7%)
  3,477,515   UBS Group AG(a)                                                                     52,988
                                                                                             -----------

================================================================================

5  | USAA International Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              DIVERSIFIED REAL ESTATE ACTIVITIES (0.6%)
    178,323   Grand City Properties S.A.(a)                                                  $     3,701
     81,100   Heiwa Real Estate Co., Ltd.(a)                                                         884
    271,701   Kenedix, Inc.(a)                                                                     1,118
    675,000   Kerry Properties Ltd.(a)                                                             1,584
    136,100   Leopalace21 Corp.*(a)                                                                  787
      6,004   Mobimo Holding AG(a)                                                                 1,326
     80,700   Nomura Real Estate Holdings, Inc.(a)                                                 1,439
    180,126   Patrizia Immobilien AG*(a)                                                           4,216
     58,900   Raysum Co., Ltd.(a)                                                                    484
    507,200   Takara Leben Co. Ltd.(a)                                                             2,671
                                                                                             -----------
                                                                                                  18,210
                                                                                             -----------
              INVESTMENT BANKING & BROKERAGE (0.1%)
    120,500   Aizawa Securities Co., Ltd.(a)                                                         552
     67,645   Flow Traders N.V.(a),(b)                                                             2,813
     60,600   IwaiCosmo Holdings, Inc.(a)                                                            564
    195,000   Toyo Securities Co., Ltd.(a)                                                           501
                                                                                             -----------
                                                                                                   4,430
                                                                                             -----------
              LIFE & HEALTH INSURANCE (2.4%)
  8,853,200   AIA Group Ltd.(a)                                                                   44,908
    275,000   Dai-Ichi Life Insurance Co., Ltd.(a)                                                 3,311
    217,197   Delta Lloyd N.V.(a)                                                                  1,345
    991,614   Prudential plc(a)                                                                   17,119
    973,376   Storebrand ASA*(a)                                                                   3,824
    502,900   T&D Holdings, Inc.(a)                                                                4,934
    160,476   TONGYANO Life Insurance Co., Ltd.(a)                                                 1,342
                                                                                             -----------
                                                                                                  76,783
                                                                                             -----------
              MULTI-LINE INSURANCE (0.2%)
    150,952   Ageas(a)                                                                             5,569
    112,292   Unipol Gruppo Finanziario S.p.A(a)                                                     415
                                                                                             -----------
                                                                                                   5,984
                                                                                             -----------
              OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
     16,476   Hypoport AG*(a)                                                                      1,108
        603   Wuestenrot & Wuerttembergische AG                                                       13
                                                                                             -----------
                                                                                                   1,121
                                                                                             -----------
              PROPERTY & CASUALTY INSURANCE (0.3%)
    303,769   Admiral Group plc(a)                                                                 7,282
     76,500   Alm. Brand A/S(a)                                                                      485
    271,328   Coface S.A.*(a)                                                                      1,940
                                                                                             -----------
                                                                                                   9,707
                                                                                             -----------
              REAL ESTATE DEVELOPMENT (0.3%)
     31,799   ADLER Real Estate AG*(a)                                                               367
     53,193   Nexity S.A.(a)                                                                       2,443
     76,876   St. Modwen Properties plc(a)                                                           350
    320,400   Tosei Corp.(a)                                                                       1,884
    779,600   Wing Tai Holdings Ltd.(a)                                                              865
  2,456,200   Yanlord Land Group Ltd.(a)                                                           1,858
                                                                                             -----------
                                                                                                   7,767
                                                                                             -----------
              REAL ESTATE OPERATING COMPANIES (0.2%)
     80,219   Dios Fastigheter AB(a)                                                                 543
    106,419   Entra ASA(a),(b)                                                                       921
     50,460   Gazit Globe Ltd.(a)                                                                    396
    319,971   Sponda OYJ(a)                                                                        1,301
    240,510   WCM Beteiligungs-und & Grundbesitz AG*(a)                                              717
     67,172   Wihlborgs Fastigheter AB(a)                                                          1,325
                                                                                             -----------
                                                                                                   5,203
                                                                                             -----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              REAL ESTATE SERVICES (0.1%)
     65,000   Open House Co., Ltd.(a)                                                        $     1,168
    235,771   Savills plc(a)                                                                       2,141
                                                                                             -----------
                                                                                                   3,309
                                                                                             -----------
              REGIONAL BANKS (0.5%)
    378,000   77th Bank Ltd.(a)                                                                    1,334
    278,000   Bank of Nagoya, Ltd.(a)                                                                870
    140,000   Eighteenth Bank Ltd.(a)                                                                313
  1,000,200   FIDEA Holdings Co., Ltd.(a)                                                          1,554
    162,000   Miyazaki Bank Ltd.(a)                                                                  394
    705,000   Nishi Nippon City Bank Ltd.(a)                                                       1,270
    285,000   Ogaki Kyoritsu Bank Ltd.(a)                                                            885
    333,000   Oita Bank Ltd.(a)                                                                    1,021
    426,200   San-In Godo Bank Ltd.(a)                                                             2,519
    370,000   Shiga Bank Ltd.(a)                                                                   1,508
    437,000   Tochigi Bank Ltd.(a)                                                                 1,615
    139,700   Tomony Holdings, Inc.(a)                                                               403
  1,219,000   Towa Bank Ltd.(a)                                                                      937
    394,000   Yamanashi Chuo Bank Ltd.(a)                                                          1,391
                                                                                             -----------
                                                                                                  16,014
                                                                                             -----------
              REITs - DIVERSIFIED (0.4%)
    486,805   Hibernia REIT plc(a)                                                                   659
     60,684   ICADE(a)                                                                             4,201
  3,934,100   Mapletree Greater China Commercial Trust(a)                                          2,544
    291,911   Merlin Properties Socimi S.A.(a)                                                     3,034
    155,252   NSI N.V.(a)                                                                            654
                                                                                             -----------
                                                                                                  11,092
                                                                                             -----------
              REITs - INDUSTRIAL (0.1%)
  1,058,799   Mapletree Industrial Trust(a)                                                        1,164
      6,789   Warehouses De Pauw SCA(a)                                                              575
                                                                                             -----------
                                                                                                   1,739
                                                                                             -----------
              REITs - OFFICE (0.1%)
     95,205   Alstria Office REIT AG(a)                                                            1,195
  3,265,000   Champion REIT(a)                                                                     1,581
    578,100   Frasers Commercial Trust(a)                                                            506
                                                                                             -----------
                                                                                                   3,282
                                                                                             -----------
              REITs - RETAIL (0.1%)
     22,969   Eurocommercial Properties N.V.(a)                                                      957
  1,105,311   Immobiliare Grande Distribuzione SIIQ S.p.A.(a)                                        877
    114,108   NewRiver Retail Ltd.(a)                                                                516
                                                                                             -----------
                                                                                                   2,350
                                                                                             -----------
              REITs - SPECIALIZED (0.0%)
    149,336   Safestore Holdings plc(a)                                                              679
                                                                                             -----------
              SPECIALIZED FINANCE (0.7%)
     20,653   Banca IFIS S.p.A.(a)                                                                   601
  1,306,903   Element Financial Corp.                                                             13,841
    128,030   Euronext N.V.(a),(b)                                                                 4,886
     13,500   Fuyo General Lease Co., Ltd.(a)                                                        570
    424,800   Japan Securities Finance Co.(a)                                                      1,758
    883,808   OzForex Group Ltd.(a)                                                                1,202
                                                                                             -----------
                                                                                                  22,858
                                                                                             -----------
              THRIFTS & MORTGAGE FINANCE (0.0%)
    149,392   OneSavings Bank plc(a)                                                                 564
                                                                                             -----------
              Total Financials                                                                   477,376
                                                                                             -----------

================================================================================

7  | USAA International Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              HEALTH CARE (12.5%)
              -------------------
              BIOTECHNOLOGY (0.3%)
     62,040   Bavarian Nordic A/S*(a)                                                        $     2,537
     11,771   Genmab A/S*(a)                                                                       1,428
     23,984   Grifols S.A.(a)                                                                        522
     78,840   Grifols S.A. "B"(a)                                                                  1,236
    358,578   Sinovac Biotech Ltd.*                                                                2,288
     40,620   Sirtex Medical Ltd.(a)                                                                 928
                                                                                             -----------
                                                                                                   8,939
                                                                                             -----------
              HEALTH CARE DISTRIBUTORS (0.1%)
    174,400   Medipal Holdings Corp.(a)                                                            2,668
     14,000   Suzuken Co., Ltd.(a)                                                                   454
                                                                                             -----------
                                                                                                   3,122
                                                                                             -----------
              HEALTH CARE EQUIPMENT (1.8%)
    163,647   CellaVision AB(a)                                                                    1,000
    234,352   Fisher & Paykel Healthcare Corp. Ltd.(a)                                             1,355
     48,612   GN Store Nord A/S(a)                                                                   973
     90,240   Sonova Holding AG(a)                                                                10,808
  1,241,500   Terumo Corp.(a)                                                                     42,292
                                                                                             -----------
                                                                                                  56,428
                                                                                             -----------
              HEALTH CARE FACILITIES (0.1%)
    259,227   CVS Group plc(a)                                                                     2,747
                                                                                             -----------
              HEALTH CARE SUPPLIES (1.9%)
    224,573   Advanced Medical Solutions Group plc(a)                                                539
     20,190   Guerbet(a)                                                                           1,610
  1,474,100   Hoya Corp.(a)                                                                       53,076
    608,500   Nipro Corp.(a)                                                                       5,682
                                                                                             -----------
                                                                                                  60,907
                                                                                             -----------
              HEALTH CARE TECHNOLOGY (0.1%)
    807,047   AGFA-Gevaert N.V.*(a)                                                                2,936
                                                                                             -----------
              LIFE SCIENCES TOOLS & SERVICES (0.2%)
     53,158   Clinigen Group plc(a)                                                                  466
    102,100   CMIC Holdings Co., Ltd.(a)                                                           1,307
     23,767   Lonza Group AG(a)                                                                    3,596
                                                                                             -----------
                                                                                                   5,369
                                                                                             -----------
              PHARMACEUTICALS (8.0%)
    171,034   Almirall, S.A.(a)                                                                    2,886
    165,100   AstraZeneca plc(a)                                                                   9,366
    643,614   Bayer AG(a)                                                                         67,532
    105,442   BTG plc*(a)                                                                            910
     89,500   Daiichi Sankyo Co., Ltd.(a)                                                          1,861
     37,900   Daito Pharmaceutical Co., Ltd.(a)                                                      942
     89,000   Eisai Co., Ltd.(a)                                                                   5,468
    319,989   Faes Farma S.A.(a)                                                                     923
        688   Galenica AG(a)                                                                       1,031
    119,985   H. Lundbeck A/S*(a)                                                                  4,453
    480,155   Indivior plc(a)                                                                      1,123
     52,735   Ipsen S.A.(a)                                                                        3,028
     20,899   Kaken Pharmaceutical Co., Ltd.(a)                                                    1,382
    230,918   Merck KGaA(a)                                                                       19,639
    537,054   Novartis AG(a)                                                                      38,330
     89,443   Orion Oyj "B"(a)                                                                     3,020
     31,041   Recordati S.p.A.(a)                                                                    746
    290,945   Roche Holding AG(a)                                                                 74,522
    148,600   Takeda Pharmaceutical Co., Ltd.(a)                                                   7,049
    132,996   Valeant Pharmaceuticals International, Inc.*                                         8,751

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    252,257   Vectura Group plc*(a)                                                          $       570
                                                                                             -----------
                                                                                                 253,532
                                                                                             -----------
              Total Health Care                                                                  393,980
                                                                                             -----------
              INDUSTRIALS (13.8%)
              -------------------
              AEROSPACE & DEFENSE (1.2%)
     37,746   Elbit Systems Ltd.(a)                                                                3,128
    109,700   MTU Aero Engines AG(a)                                                              10,015
  2,102,283   Rolls-Royce Holdings plc*(a)                                                        19,590
     48,133   Saab AB "B"(a)                                                                       1,535
     40,036   Thales S.A.(a)                                                                       3,184
                                                                                             -----------
                                                                                                  37,452
                                                                                             -----------
              AGRICULTURAL & FARM MACHINERY (0.4%)
    920,000   Kubota Corp.(a)                                                                     11,730
                                                                                             -----------
              AIR FREIGHT & LOGISTICS (0.2%)
  1,387,474   PostNL N.V.*(a)                                                                      5,396
                                                                                             -----------
              AIRLINES (0.5%)
  2,803,958   Air New Zealand Ltd.(a)                                                              5,039
    172,578   Dart Group plc(a)                                                                    1,368
    497,857   Deutsche Lufthansa AG*(a)                                                            7,470
    461,833   SAS AB*(a)                                                                           1,247
                                                                                             -----------
                                                                                                  15,124
                                                                                             -----------
              BUILDING PRODUCTS (0.7%)
    174,063   Compagnie de Saint-Gobain(a)                                                         6,747
    228,200   Daikin Industries Ltd.(a)                                                           15,233
     59,500   Sankyo Tateyama, Inc.(a)                                                               692
                                                                                             -----------
                                                                                                  22,672
                                                                                             -----------
              COMMERCIAL PRINTING (0.0%)
     67,000   Nissha Printing Co., Ltd.(a)                                                         1,018
                                                                                             -----------
              CONSTRUCTION & ENGINEERING (0.8%)
    189,000   Asanuma Corp.(a)                                                                       368
     94,677   Keller Group plc(a)                                                                  1,094
    148,673   Kier Group plc(a)                                                                    2,743
    178,000   Kumagai Gumi Co., Ltd.(a)                                                              390
     47,901   Kyowa Exeo Corp.(a)                                                                    526
    144,000   Maeda Road Construction Co., Ltd.(a)                                                 2,135
    170,000   Nippon Road Co., Ltd.(a)                                                               794
    132,800   Obayashi Road Corp.(a)                                                                 905
    481,763   Peab AB(a)                                                                           4,205
     27,608   Per Aarsleff A/S "B"(a)                                                                756
     10,349   Porr AG(a)                                                                             282
    269,100   Raito Kogyo Co., Ltd.(a)                                                             2,578
    933,153   Raubex Group Ltd.(a)                                                                   941
    451,717   Salini Impregilo S.p.A.(a)                                                           1,743
    224,900   Seikitokyu Kogyo Co., Ltd.(a)                                                          909
     14,323   SPIE S.A.*                                                                             248
  1,145,000   Toa Corp.(a)                                                                         2,422
  1,038,000   Toyo Engineering Corp.*(a)                                                           2,528
                                                                                             -----------
                                                                                                  25,567
                                                                                             -----------
              CONSTRUCTION MACHINERY & HEAVY TRUCKS (0.1%)
     23,393   KION Group AG(a)                                                                     1,165
     34,400   Takeuchi Manufacturing Co., Ltd.(a)                                                    414
  3,526,100   Yangzijiang Shipbuilding Holdings Ltd.(a)                                            2,274
                                                                                             -----------
                                                                                                   3,853
                                                                                             -----------
              DIVERSIFIED SUPPORT SERVICES (0.3%)
     62,110   Berendsen plc(a)                                                                       999
     48,110   Gategroup Holding AG(a)                                                              1,750

================================================================================

9  | USAA International Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    171,979   Intrum Justitia AB(a)                                                          $     5,251
                                                                                             -----------
                                                                                                   8,000
                                                                                             -----------
              ELECTRICAL COMPONENTS & EQUIPMENT (2.3%)
  2,631,000   Furukawa Electric Co., Ltd.(a)                                                       5,602
    350,000   Iwasaki Electric Co., Ltd.(a)                                                          550
    414,455   Legrand S.A.(a)                                                                     20,630
    696,693   Schneider Electric SE(a)                                                            41,205
     95,000   Togami Electric Manufacturing Co., Ltd.(a)                                             328
    202,900   Ushio, Inc.(a)                                                                       2,779
     42,020   Zumtobel Group AG(a)                                                                   708
                                                                                             -----------
                                                                                                  71,802
                                                                                             -----------
              ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
      4,500   Aeon Delight Co., Ltd.(a)                                                              140
  1,369,998   Rentokil Initial plc(a)                                                              3,147
                                                                                             -----------
                                                                                                   3,287
                                                                                             -----------
              HEAVY ELECTRICAL EQUIPMENT (0.1%)
     78,469   Gamesa Corporacion Tecnologica, S.A.(a)                                              1,479
                                                                                             -----------
              HIGHWAYS & RAILTRACKS (0.0%)
     87,502   Autostrada Torino-Milano S.p.A.(a)                                                     951
                                                                                             -----------
              HUMAN RESOURCE & EMPLOYMENT SERVICES (1.1%)
     56,087   Adecco S.A.*(a)                                                                      3,247
     70,700   en-japan, Inc.(a)                                                                    2,015
  1,736,283   Hays plc(a)                                                                          2,767
    542,374   Randstad Holding N.V.(a)                                                            27,833
                                                                                             -----------
                                                                                                  35,862
                                                                                             -----------
              INDUSTRIAL CONGLOMERATES (1.0%)
    643,904   CIR S.p.A.*(a)                                                                         603
    124,317   Koninklijke Philips N.V.(a)                                                          3,143
    122,035   Rheinmetall AG(a)                                                                    8,718
  1,431,645   Smiths Group plc(a)                                                                 19,755
    113,700   TOKAI Holdings Corp.(a)                                                                550
                                                                                             -----------
                                                                                                  32,769
                                                                                             -----------
              INDUSTRIAL MACHINERY (1.5%)
     65,620   Biesse S.p.A.(a)                                                                       905
     98,599   Cargotec Oyj "B"(a)                                                                  3,054
     25,788   Danieli & C. Officine Meccaniche S.p.A.(a)                                             498
    142,000   FANUC Corp.(a)                                                                      20,782
    146,400   Hisaka Works Ltd.(a)                                                                   992
    841,000   Japan Steel Works Ltd.(a)                                                            2,768
    407,000   Kitagawa Iron Works Co., Ltd.(a)                                                       794
    183,300   Kitz Corp.(a)                                                                          766
    550,000   Makino Milling Machine Co., Ltd.(a)                                                  3,340
    111,639   Melrose Industries plc(a)                                                              509
    155,000   Minebea Co. Ltd.(a)                                                                  1,134
    206,969   Morgan Advanced Materials plc                                                          611
    210,000   Nippon Thompson Co., Ltd.(a)                                                           683
    292,000   NTN Corp.(a)                                                                           915
     78,900   Rheon Automatic Machinery Co., Ltd.(a)                                                 413
    732,000   Ryobi Ltd.(a)                                                                        2,568
    246,900   Sintokogio Ltd.(a)                                                                   2,008
    806,000   Sumitomo Heavy Industries Ltd.(a)                                                    3,308
    791,000   Toshiba Machine Co., Ltd.(a)                                                         2,498
                                                                                             -----------
                                                                                                  48,546
                                                                                             -----------
              MARINE (0.6%)
    126,430   Dampskibsselskabet Norden A/S*(a)                                                    1,768
     51,715   DFDS A/S(a)                                                                          1,848
    444,517   Irish Continental Group plc(a)                                                       2,261
  1,883,000   Kawasaki Kisen Kaish Ltd.(a)                                                         3,143

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
     72,376   Kuehne & Nagel International AG(a)                                             $     9,384
    221,000   Mitsui O.S.K. Lines Ltd.(a)                                                            411
  8,202,000   Pacific Basin Shipping Ltd.(a)                                                       1,076
                                                                                             -----------
                                                                                                  19,891
                                                                                             -----------
              MARINE PORTS & SERVICES (0.1%)
     90,393   Hamburger Hafen und Logistik AG(a)                                                   1,244
                                                                                             -----------
              OFFICE SERVICES & SUPPLIES (0.1%)
    284,900   KOKUYO Co., Ltd.(a)                                                                  2,821
    102,100   Relia, Inc.(a)                                                                         895
                                                                                             -----------
                                                                                                   3,716
                                                                                             -----------
              RAILROADS (1.5%)
    821,832   Canadian National Railway Co.                                                       47,584
                                                                                             -----------
              RESEARCH & CONSULTING SERVICES (0.5%)
    576,165   Bureau Veritas S.A.(a)                                                              11,490
    162,157   SAI Global, Ltd.(a)                                                                    432
    138,490   WS Atkins plc(a)                                                                     2,447
                                                                                             -----------
                                                                                                  14,369
                                                                                             -----------
              SECURITY & ALARM SERVICES (0.1%)
      6,763   Dorma & Kaba Holdings AG "B"(a)                                                      4,044
                                                                                             -----------
              TRADING COMPANIES & DISTRIBUTORS (0.6%)
    227,400   Fly Leasing Ltd. ADR                                                                 2,902
     81,400   Inabata & Co., Ltd.(a)                                                                 837
     68,400   Kanamoto Co., Ltd.(a)                                                                1,450
  2,398,000   Kanematsu Corp.(a)                                                                   3,176
    150,700   Kuroda Electric Co., Ltd.(a)                                                         2,043
    322,259   Rexel S.A.(a)                                                                        3,920
  1,061,620   SIG plc(a)                                                                           2,056
  1,205,200   Sojitz Corp.(a)                                                                      2,306
    201,300   Wakita & Co., Ltd.(a)                                                                1,462
                                                                                             -----------
                                                                                                  20,152
                                                                                             -----------
              TRUCKING (0.0%)
     16,323   Go-Ahead Group plc(a)                                                                  584
     30,800   Hamakyorex Co., Ltd.(a)                                                                487
                                                                                             -----------
                                                                                                   1,071
                                                                                             -----------
              Total Industrials                                                                  437,579
                                                                                             -----------
              INFORMATION TECHNOLOGY (10.1%)
              ------------------------------
              APPLICATION SOFTWARE (2.0%)
    200,610   Dassault Systemes S.A.(a)                                                           15,123
     22,326   Industrial & Financial Systems AB "B"(a)                                               945
     71,584   Micro Focus International plc(a)                                                     1,462
    593,863   SAP SE(a)                                                                           45,174
  1,217,100   Silverlake Axis Ltd.(a)                                                                516
                                                                                             -----------
                                                                                                  63,220
                                                                                             -----------
              COMMUNICATIONS EQUIPMENT (0.1%)
     38,069   Silicom Ltd.                                                                         1,142
    163,800   VTech Holdings Ltd.(a)                                                               1,836
                                                                                             -----------
                                                                                                   2,978
                                                                                             -----------
              DATA PROCESSING & OUTSOURCED SERVICES (0.9%)
    641,304   Amadeus IT Holding S.A. "A"(a)                                                      25,756
    595,928   Paysafe Group plc*(a)                                                                3,285
                                                                                             -----------
                                                                                                  29,041
                                                                                             -----------
              ELECTRONIC COMPONENTS (1.1%)
    102,800   Dai-Ichi Seiko Co., Ltd.(a)                                                          1,045
    439,500   Hosiden Corp.(a)                                                                     2,600

================================================================================

11  | USAA International Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
  5,232,500   Kingboard Laminates Holdings Ltd.(a)                                           $     2,055
    520,900   Kyocera Corp.(a)                                                                    23,047
    116,100   Mitsumi Electric Co., Ltd.(a)                                                          528
    413,200   Nichicon Corp.(a)                                                                    2,657
    509,000   Nippon Chemi-Con Corp.(a)                                                              686
    333,000   SMK Corp.(a)                                                                         1,583
     77,800   Tabuchi Electric Co., Ltd.(a)                                                          302
     96,200   Taiyo Yuden Co., Ltd.(a)                                                               981
    163,000   Tamura Corp.(a)                                                                        403
                                                                                             -----------
                                                                                                  35,887
                                                                                             -----------
              ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
     25,788   Datalogic S.p.A.(a)                                                                    406
     21,693   Fingerprint Cards AB "B"*(a)                                                         1,171
    223,338   Halma plc(a)                                                                         2,752
    103,059   Kudelski S.A.(a)                                                                     1,490
    167,499   Mycronic AB(a)                                                                       1,402
    156,600   Orbotech Ltd.*                                                                       3,547
  1,249,267   Sensys Gatso Group AB*(a)                                                              381
                                                                                             -----------
                                                                                                  11,149
                                                                                             -----------
              ELECTRONIC MANUFACTURING SERVICES (0.4%)
  5,807,549   Hon Hai Precision Industry Co., Ltd.(a)                                             13,605
                                                                                             -----------
              HOME ENTERTAINMENT SOFTWARE (0.1%)
     26,500   Nintendo Co., Ltd.(a)                                                                3,696
                                                                                             -----------
              INTERNET SOFTWARE & SERVICES (0.8%)
    144,730   Alibaba Group Holding Ltd. ADR*                                                      9,959
    698,875   Auto Trader Group plc(a),(b)                                                         3,507
     11,600   Criteo S.A. ADR*                                                                       430
    218,200   DeNA Co., Ltd.(a)                                                                    3,173
    498,000   Gree, Inc.(a)                                                                        2,346
    382,874   iSentia Group Ltd.(a)                                                                  960
    688,402   Moneysupermarket.com Ltd. Group plc(a)                                               3,232
     70,332   Opera Software ASA(a)                                                                  543
                                                                                             -----------
                                                                                                  24,150
                                                                                             -----------
              IT CONSULTING & OTHER SERVICES (0.8%)
     61,025   Alten S.A.(a)                                                                        3,497
    113,063   Computacenter plc                                                                    1,295
     25,896   Devoteam S.A.(a)                                                                     1,077
  1,612,000   Fujitsu Ltd.(a)                                                                      5,877
     20,520   GFT Technologies SE(a)                                                                 525
    130,900   ITOCHU Techno - Solutions Corp.(a)                                                   2,613
    219,942   Kainos Group plc(a)                                                                    615
    433,100   Net One Systems Co., Ltd.(a)                                                         2,301
     64,258   Sopra Steria Group(a)                                                                6,228
                                                                                             -----------
                                                                                                  24,028
                                                                                             -----------
              SEMICONDUCTOR EQUIPMENT (0.3%)
     62,800   Ferrotec Corp.(a)                                                                      621
    115,300   Mimasu Semiconductor Industry Co., Ltd.(a)                                           1,037
    532,000   SCREEN Holdings Co., Ltd.(a)                                                         3,937
    204,700   Shinkawa Ltd.*(a)                                                                      745
    164,600   Tokyo Seimitsu Co., Ltd.(a)                                                          3,070
                                                                                             -----------
                                                                                                   9,410
                                                                                             -----------
              SEMICONDUCTORS (2.2%)
    220,364   Kontron AG*(a)                                                                         750
    102,800   Miraial Co., Ltd.(a)                                                                   789
     57,600   ROHM Co., Ltd.(a)                                                                    2,449
  1,055,700   Shinko Electric Industries Co., Ltd.(a)                                              6,028
  2,416,106   Taiwan Semiconductor Manufacturing Co., Ltd. ADR                                    56,899

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
    196,488   Tower Semiconductor Ltd.*(a)                                                   $     2,645
                                                                                             -----------
                                                                                                  69,560
                                                                                             -----------
              SYSTEMS SOFTWARE (0.6%)
     26,400   Alpha Systems, Inc.(a)                                                                 393
     55,500   AVG Technologies N.V.*                                                               1,062
    181,539   Check Point Software Technologies Ltd.*                                             15,081
    104,000   Fuji Soft, Inc.(a)                                                                   2,106
     14,115   Software AG(a)                                                                         498
                                                                                             -----------
                                                                                                  19,140
                                                                                             -----------
              TECHNOLOGY DISTRIBUTORS (0.0%)
     42,400   UKC Holdings Corp.(a)                                                                  755
                                                                                             -----------
              TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.4%)
    186,900   Canon, Inc.(a)                                                                       5,220
  1,042,764   Compal Electronics, Inc. "S"(c)                                                      3,059
    104,100   Japan Digital Laboratory Co., Ltd(a)                                                 1,377
    126,300   Melco Holdings, Inc.(a)                                                              2,559
     31,242   Wincor Nixdorf AG*(a)                                                                1,590
                                                                                             -----------
                                                                                                  13,805
                                                                                             -----------
              Total Information Technology                                                       320,424
                                                                                             -----------
              MATERIALS (8.3%)
              ----------------
              ALUMINUM (0.0%)
    472,000   UACJ Corp.(a)                                                                          983
                                                                                             -----------
              COMMODITY CHEMICALS (0.5%)
    374,000   Kureha Corp.(a)                                                                      1,216
    720,001   Mitsui Chemicals, Inc.(a)                                                            2,342
    916,725   Orica Ltd.(a)                                                                        9,329
    251,001   Tosoh Corp.(a)                                                                         949
                                                                                             -----------
                                                                                                  13,836
                                                                                             -----------
              CONSTRUCTION MATERIALS (0.4%)
    296,983   Buzzi Unicem S.p.A(a)                                                                4,508
    144,574   LafargeHolcim Ltd.(a)                                                                5,710
     43,487   Vicat S.A.(a)                                                                        2,537
                                                                                             -----------
                                                                                                  12,755
                                                                                             -----------
              DIVERSIFIED CHEMICALS (0.4%)
  1,297,000   Ishihara Sangyo Kaisha Ltd.*(a)                                                        823
    120,000   Mitsubishi Gas Chemical Co., Inc.(a)                                                   559
  6,717,000   Showa Denko K.K.(a)                                                                  6,649
  1,958,000   UBE Industries, Ltd.(a)                                                              3,299
                                                                                             -----------
                                                                                                  11,330
                                                                                             -----------
              DIVERSIFIED METALS & MINING (0.7%)
    364,770   Anglo American plc(a)                                                                2,390
 14,504,000   CST Mining Group Ltd.*(a)                                                              138
  1,734,000   Ivanhoe Mines Ltd. "A"*                                                                871
    147,500   Northern Dynasty Minerals Ltd.*                                                         51
    360,189   OZ Minerals Ltd.(a)                                                                  1,297
    668,000   Pacific Metals Co., Ltd.*(a)                                                         1,871
    579,442   Rio Tinto plc(a)                                                                    15,188
    782,954   Western Areas Ltd.(a)                                                                1,163
                                                                                             -----------
                                                                                                  22,969
                                                                                             -----------
              GOLD (0.7%)
    182,400   Barrick Gold Corp.                                                                   2,534
    490,000   Centerra Gold, Inc.                                                                  2,695
    766,226   Eldorado Gold Corp.                                                                  2,299
  2,258,256   Evolution Mining Ltd.(a)                                                             2,830
 62,829,000   G-Resources Group Ltd.(a)                                                            1,761
  1,231,861   Kinross Gold Corp.*                                                                  3,622

================================================================================

13  | USAA International Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
  1,106,655   Northern Star Resources Ltd.(a)                                                $     3,103
  5,732,111   Resolute Mining Ltd.*(a)                                                             2,318
  1,295,297   Saracen Mineral Holdings Ltd.*(a)                                                      904
    917,776   St. Barbara Ltd.*(a)                                                                 1,240
                                                                                             -----------
                                                                                                  23,306
                                                                                             -----------
              INDUSTRIAL GASES (2.4%)
    414,123   Air Liquide S.A.(a)                                                                 42,963
    238,443   Linde AG(a)                                                                         33,292
                                                                                             -----------
                                                                                                  76,255
                                                                                             -----------
              METAL & GLASS CONTAINERS (0.0%)
    324,543   Pact Group Holdings Ltd.(a)                                                          1,094
                                                                                             -----------
              PAPER PACKAGING (0.1%)
  3,654,000   AMVIG Holdings Ltd.(a)                                                               1,439
                                                                                             -----------
              PAPER PRODUCTS (0.3%)
    749,744   Altrii SGPX, S.A.(a)                                                                 2,826
    220,900   Nippon Paper Industries Co., Ltd.(a)                                                 3,723
    106,202   Portucel S.A.(a)                                                                       356
     59,638   SEMAPA - Sociedade de Investimento e Gestao SGPS S.A.(a)                               744
                                                                                             -----------
                                                                                                   7,649
                                                                                             -----------
              PRECIOUS METALS & MINERALS (0.2%)
    107,820   Anglo American Platinum Ltd.*(a)                                                     2,218
  3,117,549   Aquarius Platinum Ltd.*(a)                                                             575
    796,501   Impala Platinum Holdings Ltd.*(a)                                                    1,665
    247,209   Lonmin plc*(a)                                                                         318
  1,092,202   Petra Diamonds Ltd.(a)                                                               1,424
                                                                                             -----------
                                                                                                   6,200
                                                                                             -----------
              SPECIALTY CHEMICALS (1.9%)
    556,696   Akzo Nobel N.V.(a)                                                                  32,724
     27,193   Corbion N.V.(a)                                                                        603
     67,600   Fujimi, Inc.(a)                                                                        729
    131,800   Hitachi Chemical Co., Ltd.(a)                                                        2,138
    299,500   JSR Corp.(a)                                                                         4,182
     40,400   Nitto Denko Corp.(a)                                                                 2,125
    171,672   Scapa Group plc(a)                                                                     483
    261,000   Shin-Etsu Chemical Co., Ltd.(a)                                                     13,046
        565   Sika AG(a)                                                                           2,144
    624,000   Sumitomo Bakelite Co., Ltd.(a)                                                       2,559
                                                                                             -----------
                                                                                                  60,733
                                                                                             -----------
              STEEL (0.7%)
    172,000   Aichi Steel Corp.(a)                                                                   640
     79,494   Bekaert S.A. N.V.(a)                                                                 2,836
    149,300   Chubu Steel Plate Co., Ltd.(a)                                                         661
  1,168,000   Godo Steel Ltd.(a)                                                                   1,946
    152,400   Kyoei Steel Ltd.(a)                                                                  2,325
     28,500   Maruichi Steel Tube Ltd.(a)                                                            773
    182,700   Neturen Co., Ltd.(a)                                                                 1,168
    171,032   Salzgitter AG(a)                                                                     3,906
    130,000   Sanyo Special Steel Co., Ltd.(a)                                                       604
    406,600   Tokyo Steel Manufacturing Co., Ltd.(a)                                               2,594
    553,000   Topy Industries Ltd.(a)                                                              1,064
    121,000   Yamato Kogyo Co.(a)                                                                  2,489
     85,700   Yodogawa Steel Works Ltd.(a)                                                         1,821
                                                                                             -----------
                                                                                                  22,827
                                                                                             -----------
              Total Materials                                                                    261,376
                                                                                             -----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              TELECOMMUNICATION SERVICES (1.2%)
              ---------------------------------
              ALTERNATIVE CARRIERS (0.0%)
  1,617,000   Citic Telecom International(a)                                                 $       641
                                                                                             -----------
              INTEGRATED TELECOMMUNICATION SERVICES (1.0%)
    337,888   Hellenic Telecommunications Organization S.A.(a)                                     2,798
    203,169   KT Corp.(a)                                                                          4,744
  1,891,082   Magyar Telekom Telecommunications plc*(a)                                            2,832
    152,909   Orange S.A.(a)                                                                       2,639
  3,838,850   Singapore Telecommunications Ltd.(a)                                                10,181
    162,900   Telefonica Brasil S.A.                                                               1,550
    423,962   Telefonica S.A.(a)                                                                   4,214
    272,411   Vocus Communications Ltd.(a)                                                         1,590
                                                                                             -----------
                                                                                                  30,548
                                                                                             -----------
              WIRELESS TELECOMMUNICATION SERVICES (0.2%)
     85,932   Cellcom Israel Ltd.*(a)                                                                516
     66,800   Freenet AG(a)                                                                        1,990
    154,801   Mobistar S.A.*(a)                                                                    3,225
  1,330,500   SmarTone Telecommunications Holdings Ltd.(a)                                         2,193
                                                                                             -----------
                                                                                                   7,924
                                                                                             -----------
              Total Telecommunication Services                                                    39,113
                                                                                             -----------
              UTILITIES (1.4%)
              ---------------
              ELECTRIC UTILITIES (0.2%)
     26,781   BKW AG(a)                                                                            1,043
    301,600   Companhia Paranaense de Energia-Copel                                                1,737
     37,703   Elia System Operator S.A/.N.V.(a)                                                    1,813
     99,300   Okinawa Electric Power Co., Inc.(a)                                                  2,439
                                                                                             -----------
                                                                                                   7,032
                                                                                             -----------
              MULTI-UTILITIES (1.2%)
     86,876   ACEA S.p.A.(a)                                                                       1,167
    252,129   E.ON SE(a)                                                                           2,301
  2,062,424   Engie(a)                                                                            31,963
    677,837   Iren S.p.A.(a)                                                                       1,072
    127,246   RWE AG(a)                                                                            1,461
                                                                                             -----------
                                                                                                  37,964
                                                                                             -----------
              Total Utilities                                                                     44,996
                                                                                             -----------
              Total Common Stocks (cost: $2,898,231)                                           3,113,772
                                                                                             -----------
              PREFERRED STOCKS (0.1%)

              MATERIALS (0.1%)
              ----------------
              CONSTRUCTION MATERIALS (0.1%)
    168,482   Buzzi Unicem S.p.A.(a) (cost: $1,774)                                                1,573
                                                                                             -----------
              Total Materials                                                                      1,573
                                                                                             -----------

              RIGHTS (0.0%)

              FINANCIALS (0.0%)
              -----------------
              DIVERSIFIED BANKS (0.0%)
  1,037,815   Banco Popular Espanol S.A.* (cost: $23)                                                 24
                                                                                             -----------
              Total Financials                                                                        24
                                                                                             -----------

================================================================================

15  | USAA International Fund

================================================================================

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------
              EXCHANGE-TRADED FUNDS (0.1%)

              INTERNATIONAL EXCHANGE-TRADED FUNDS (0.1%)
         24   iShares MSCI EAFE ETF                                                          $     1,312
         94   iShares MSCI Japan ETF                                                               1,018
                                                                                             -----------
              Total International Exchange-Traded Funds                                            2,330
                                                                                             -----------
              Total Exchange-Traded Funds (cost: $2,359)                                           2,330
                                                                                             -----------
              Total Equity Securities (cost: $2,902,387)                                       3,117,699
                                                                                             -----------

PRINCIPAL
AMOUNT                                                       COUPON
(000)                                                          RATE            MATURITY
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (0.9%)

              COMMERCIAL PAPER (0.5%)

              FINANCIALS (0.5%)
              -----------------
              DIVERSIFIED BANKS (0.5%)
$    15,545   Barclays U.S. Funding, LLC (b),(d)                0.35%           3/01/2016         15,545
                                                                                             -----------
              Total Financials                                                                    15,545
                                                                                             -----------
              Total Commercial Paper                                                              15,545
                                                                                             -----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (0.4%)
 14,865,959   State Street Institutional Liquid Reserves Fund Premier Class, 0.42% (e)            14,866
                                                                                             -----------
              Total Money Market Funds                                                            14,866
                                                                                             -----------
              Total Money Market Instruments (cost: $30,411)                                      30,411
                                                                                             -----------

              TOTAL INVESTMENTS (COST: $2,932,798)                                           $ 3,148,110
                                                                                             ===========

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                                (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                              QUOTED PRICES         OTHER       SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT   UNOBSERVABLE
                                                  MARKETS        OBSERVABLE       INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                           TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                            $        301,924    $  2,811,848    $         --  $ 3,113,772
  Preferred Stocks                                       --           1,573              --        1,573
  Rights                                                 24              --              --           24
  Exchange-Traded Funds                               2,330              --              --        2,330
Money Market Instruments:
  Commercial Paper                                       --          15,545              --       15,545
  Money Market Funds                                 14,866              --              --       14,866
--------------------------------------------------------------------------------------------------------
Total                                      $        319,144    $  2,828,966    $         --  $ 3,148,110
--------------------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2015, through February 29, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA International Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA International Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: International Fund Shares (Fund Shares), International Fund Institutional Shares (Institutional Shares), and International Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

18  | USAA International Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser(s) will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

================================================================================

19  | USAA International Fund

================================================================================

6. Futures are valued at the last sale price at the close of market on the principal exchange on which they are traded or, in the absence of any transactions that day, the last sale price on the prior trading date if it is within the spread between the closing bid and asked prices closest to the last reported sale price.

7. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain equity securities, which are valued based on methods discussed in Note A2, and commercial paper, which is valued at amortized cost. Additionally, certain common stocks are valued using market inputs and other observable factors deemed by the Manager to appropriately reflect fair value.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, and options on futures contracts, under circumstances in which such instruments are expected by the portfolio manager to

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at February 29, 2016, did not include master netting provisions.

FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2016, were $563,975,000 and $348,663,000, respectively, resulting in net unrealized appreciation of $215,312,000.

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $3,166,195,000 at February 29, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

================================================================================

21  | USAA International Fund

================================================================================

SPECIFIC NOTES

(a) Securities with a value of $2,810,362,000, which represented 88.8% of the Fund's net assets, were classified as Level 2 at February 29, 2016, due to the prices being adjusted to take into account significant market movements following the close of local trading.
(b)  Restricted security that is not registered under the Securities
     Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Security was fair valued at February 29, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $3,059,000, which represented 0.1% of the Fund's net assets.
(d) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities
     Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(e) Rate represents the money market fund annualized seven-day yield at February 29, 2016.
*    Non-income-producing security.

================================================================================

                                         Notes to Portfolio of Investments |  22

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA MANAGED ALLOCATION FUND
FEBRUARY 29, 2016

                                                                      (Form N-Q)

93926-0416                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA MANAGED ALLOCATION FUND
February 29, 2016 (unaudited)

                                                                                                  MARKET
NUMBER                                                                                             VALUE
OF SHARES     SECURITY                                                                             (000)
--------------------------------------------------------------------------------------------------------

              EQUITY SECURITIES (91.4%)

              EXCHANGE-TRADED FUNDS (91.4%)

              DOMESTIC EXCHANGE-TRADED FUNDS (24.2%)
     842,300  SPDR S&P 500 ETF Trust                                                         $   163,036
                                                                                             -----------
              FIXED-INCOME EXCHANGE-TRADED FUNDS (24.0%)
   1,405,200  iShares iBoxx Investment Grade Corporate Bond ETF                                  161,612
                                                                                             -----------
              INTERNATIONAL EXCHANGE-TRADED FUNDS (43.2%)
   1,200,000  iShares J.P. Morgan USD Emerging Markets Bond Fund ETF                             128,856
   3,019,100  iShares MSCI EAFE ETF                                                              161,824
                                                                                             -----------
              Total International Exchange-Traded Funds                                          290,680
                                                                                             -----------
              Total Exchange-Traded Funds                                                        615,328
                                                                                             -----------
              Total Equity Securities (cost: $630,517)                                           615,328
                                                                                             -----------

PRINCIPAL
AMOUNT                                                  COUPON
(000)                                                     RATE               MATURITY
--------------------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (8.7%)

              COMMERCIAL PAPER (1.5%)

              FINANCIALS (1.5%)
              -----------------
              ASSET-BACKED FINANCING (1.5%)
$     10,000  Victory Receivables Corp. (a),(b)         0.45%                3/07/2016             9,999
                                                                                             -----------

NUMBER OF
SHARES
--------------------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (7.2%)
  48,307,256  State Street Institutional Liquid Reserves Fund Premier Class, 0.42% (c)            48,307
                                                                                             -----------
              Total Money Market Instruments (cost: $58,306)                                      58,306
                                                                                             -----------
              TOTAL INVESTMENTS (COST: $688,823)                                             $   673,634
                                                                                             ===========

================================================================================

1  | USAA Managed Allocation Fund

================================================================================

($ IN 000s)                                               VALUATION HIERARCHY
                                                          -------------------

                                                (LEVEL 1)        (LEVEL 2)      (LEVEL 3)
                                              QUOTED PRICES         OTHER       SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT   UNOBSERVABLE
                                                  MARKETS        OBSERVABLE       INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                           TOTAL
--------------------------------------------------------------------------------------------------------
Equity Securities:
  Exchange-Traded Funds:
     Domestic Exchange-Traded Funds        $        163,036    $         --    $        --   $   163,036
     Fixed-Income Exchange-Traded Funds             161,612              --             --       161,612
     International Exchange-Traded Funds            290,680              --             --       290,680
Money Market Instruments:
  Commercial Paper                                       --           9,999             --         9,999
  Money Market Funds                                 48,307              --             --        48,307
--------------------------------------------------------------------------------------------------------
Total                                      $        663,635    $      9,999    $        --   $   673,634
--------------------------------------------------------------------------------------------------------

For the period of June 1, 2015, through February 29, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Managed Allocation Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

3  | USAA Managed Allocation Fund

================================================================================

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

                                          Notes to Portfolio of Investments |  4

================================================================================

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2016, were $7,363,000 and $22,552,000, respectively, resulting in net unrealized depreciation of $15,189,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $673,294,000 at February 29, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 43.2% of net assets at February 29, 2016.

The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an ETF in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.

================================================================================

5  | USAA MANAGED ALLOCATION FUND

================================================================================

(c) Rate represents the money market fund annualized seven-day yield at February 29, 2016.

================================================================================

                                         Notes to Portfolio of Investments |   6

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA PRECIOUS METALS AND MINERALS FUND
FEBRUARY 29, 2016

                                                                      (Form N-Q)

48478-0416                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA PRECIOUS METALS AND MINERALS FUND
February 29, 2016 (unaudited)

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              EQUITY SECURITIES (95.1%)

              COMMON STOCKS (95.1%)

              GOLD (82.2%)

              AFRICAN GOLD COMPANIES (4.6%)
    950,000   AngloGold Ashanti Ltd. ADR*                                           $   12,369
  3,200,000   Gold Fields Ltd. ADR                                                      13,664
  6,500,000   Great Basin Gold Ltd., acquired 03/30/2012; cost $4,455*(a),(b),(c)           --
 18,400,000   Great Basin Gold Ltd.*(b)                                                     --
                                                                                    ----------
                                                                                        26,033
                                                                                    ----------
              AUSTRALIAN GOLD COMPANIES (13.3%)
  7,063,636   Kingsgate Consolidated Ltd.*(d)                                            2,193
  1,975,000   Newcrest Mining Ltd.*(d)                                                  24,904
  8,157,551   OceanaGold Corp.                                                          22,550
 21,450,000   Perseus Mining Ltd.*                                                       5,786
  7,500,574   Saracen Mineral Holdings Ltd.*(d)                                          5,234
 11,041,817   St. Barbara Ltd.*(d)                                                      14,915
                                                                                    ----------
                                                                                        75,582
                                                                                    ----------
              EUROPEAN GOLD COMPANIES (7.4%)
  8,900,000   Centamin plc                                                              11,380
    340,000   Randgold Resources Ltd. ADR                                               31,025
                                                                                    ----------
                                                                                        42,405
                                                                                    ----------
              NORTH AMERICAN GOLD COMPANIES (54.1%)
    700,000   Agnico-Eagle Mines Ltd.                                                   24,640
  8,161,500   Alacer Gold Corp.*                                                        16,347
  1,900,000   Alamos Gold, Inc. "A"                                                      8,683
  3,000,000   Alamos Gold, Inc. "A"                                                     13,747
  3,287,600   Asanko Gold, Inc.*                                                         6,731
  3,044,572   AuRico Metals, Inc.*                                                       1,395
    240,000   Axmin, Inc., acquired 12/06/2006-06/03/2008; cost $1,806*(a)                   2
    400,000   B2Gold Corp.*                                                                446
  1,408,600   Barrick Gold Corp.                                                        19,565
  3,222,700   Centerra Gold, Inc.                                                       17,721
    690,200   Continental Gold, Inc.*                                                      760
    242,800   Detour Gold Corp.*                                                         3,824
  5,344,600   Dundee Precious Metals, Inc.*                                              4,385
  7,162,000   Eldorado Gold Corp.                                                       21,486
    600,000   Freeport-McMoRan, Inc.                                                     4,578
  1,900,000   Goldcorp, Inc.                                                            27,208
  2,099,800   Guyana Goldfields, Inc.*                                                   6,751
  3,900,000   Kinross Gold Corp.*                                                       11,466
  1,500,000   Kirkland Lake Gold, Inc.*                                                  9,058
  1,333,200   Klondex Mines Ltd.*                                                        3,557

================================================================================

1  | USAA Precious Metals and Minerals Fund

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
  8,427,000   Mandalay Resources Corp.                                            $      5,606
  1,872,100   Nautilus Minerals, Inc., acquired 02/02/2007-03/11/2009;
                 cost $2,809*(a),(c)                                                       277
  3,400,000   New Gold, Inc.*                                                           11,526
  1,050,000   Newmont Mining Corp.                                                      27,122
    375,000   Northern Star Mining Corp., acquired 05/05/2006; cost $373*(a),(b)            --
  1,052,830   Pretium Resources, Inc.*                                                   4,906
  1,688,500   Primero Mining Corp.*                                                      2,771
    520,000   Royal Gold, Inc.                                                          24,112
  5,200,000   SEMAFO, Inc.*                                                             18,448
  4,500,300   Torex Gold Resources, Inc.*                                                5,987
  1,900,000   Yamana Gold, Inc.                                                          5,396
                                                                                  ------------
                                                                                       308,501
                                                                                  ------------
              SOUTH AMERICAN GOLD COMPANIES (2.8%)
  3,000,000   Compania de Minas Buenaventura S.A. ADR*                                  15,660
                                                                                  ------------
              Total Gold (cost: $831,757)                                              468,181
                                                                                  ------------

              PLATINUM GROUP METALS (0.6%)
  1,700,000   Platinum Group Metals Ltd.* (cost: $6,733)                                 3,315
                                                                                  ------------

              SILVER (12.3%)
  1,066,457   Fresnillo plc(d)                                                          14,805
    616,000   MAG Silver Corp.*                                                          4,384
  1,500,000   Pan American Silver Corp.                                                 14,385
  1,400,000   Silver Wheaton Corp.                                                      22,022
  1,600,000   Tahoe Resources, Inc.                                                     14,794
                                                                                  ------------
              Total Silver (cost: $100,398)                                             70,390
                                                                                  ------------
              Total Common Stocks (cost: $938,888)                                     541,886
                                                                                  ------------

              RIGHTS (0.0%)

              GOLD (0.0%)

              NORTH AMERICAN GOLD COMPANIES (0.0%)
  1,872,100   Nautilus Minerals, Inc.* (cost: $1,008)                                       76
                                                                                  ------------
              Total Equity Securities (cost: $939,896)                                 541,962
                                                                                  ------------

PRINCIPAL
AMOUNT                                                     COUPON
(000)                                                       RATE      MATURITY
----------------------------------------------------------------------------------------------
              MONEY MARKET INSTRUMENTS (2.8%)

              COMMERCIAL PAPER (0.4%)
$     2,500   Working Capital Management Co., LP (e),(f)    0.44%      3/09/2016          2,500
                                                                                  ------------
              Total Commercial Paper                                                     2,500
                                                                                  ------------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                        MARKET
NUMBER                                                                                   VALUE
OF SHARES     SECURITY                                                                   (000)
----------------------------------------------------------------------------------------------
              MONEY MARKET FUNDS (2.4%)
 13,417,077   State Street Institutional Liquid Reserves Fund
                 Premier Class, 0.42% (g)                                               13,417
                                                                                     ---------
              Total Money Market Instruments (cost: $15,917)                            15,917
                                                                                     ---------
              TOTAL INVESTMENTS (COST: $955,813)                                     $ 557,879
                                                                                     =========

($ IN 000s)                                   VALUATION HIERARCHY
                                              -------------------

                                (LEVEL 1)           (LEVEL 2)        (LEVEL 3)
                              QUOTED PRICES           OTHER         SIGNIFICANT
                                 IN ACTIVE         SIGNIFICANT     UNOBSERVABLE
                                 MARKETS           OBSERVABLE         INPUTS
                              FOR IDENTICAL          INPUTS
ASSETS                           ASSETS                                                  TOTAL
----------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks              $       479,835     $      62,051     $      --     $     541,886
  Rights                                  76                --            --                76
Money Market Instruments:
  Commercial Paper                        --             2,500            --             2,500
  Money Market Funds                  13,417                --            --            13,417
----------------------------------------------------------------------------------------------
Total                        $       493,328     $      64,551     $      --     $     557,879
----------------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2015, through February 29, 2016, common stocks with a value of $42,523,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

3  | USAA Precious Metals and Minerals Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Precious Metals and Minerals Fund (the Fund), which is classified as nondiversified under the 1940 Act.

The Fund consists of three classes of shares: Precious Metals and Minerals Fund Shares (Fund Shares), Precious Metals and Minerals Fund Institutional Shares (Institutional Shares), and Precious Metals and Minerals Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class' relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

4  | USAA Precious Metals and Minerals Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager will monitor for events that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of

================================================================================

5  | USAA Precious Metals and Minerals Fund

================================================================================

securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain common stocks, which are valued based on methods discussed in Note A2, and commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments. Gross unrealized appreciation and depreciation of investments as of February 29, 2016, were $48,860,000 and $446,794,000, respectively, resulting in net unrealized depreciation of $397,934,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $569,886,000 at February 29, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 79.9% of net assets at February 29, 2016.

================================================================================

                                          Notes to Portfolio of Investments |  6

================================================================================

CATEGORIES AND DEFINITIONS

RIGHTS - Enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at February 29, 2016, was $279,000, which represented less than 0.1% of the Fund's net assets.
(b) Security was fair valued at February 29, 2016, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was zero.
(c) Restricted security that is not registered under the Securities Act of 1933.
(d) Securities with a value of $62,051,000, which represented 10.9% of the Fund's net assets, were classified as Level 2 at February 29, 2016, due to the prices being adjusted to take into account significant market movements following the close of local trading.
(e) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(f) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(g) Rate represents the money market fund annualized seven-day yield at February 29, 2016.
*   Non-income-producing security.

================================================================================

7  | USAA Precious Metals and Minerals Fund

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA TREASURY MONEY MARKET TRUST (R)
FEBRUARY 29, 2016

                                                                     (Form N-Q)
48474-0416                                  (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TREASURY MONEY MARKET TRUST
February 29, 2016 (unaudited)

PRINCIPAL
AMOUNT                                                                                                  VALUE
(000)          SECURITY                                                                                 (000)
-------------------------------------------------------------------------------------------------------------
               U.S. TREASURY BILLS (5.0%)(a)
$   10,000     0.26%, 3/31/2016 (cost: $9,998)                                                      $   9,998
                                                                                                    ---------

               REPURCHASE AGREEMENTS (94.2%)
    57,000     Bank of America, N.A., 0.28%, acquired 2/29/2016 and due on 3/01/2016 at
                  $57,000 (collateralized by $73,564 of U.S. Treasury, 2.11%(b), due
                  5/15/2027; market value $58,140)                                                     57,000
    59,000     Credit Agricole Corp. Inv. Bank, 0.30%, acquired 2/29/2016 and due on 3/01/2016 at $59,000 (collateralized by $59,894 of U.S. Treasury, 0.88%(c), due
                  4/30/2017; market value $60,180)                                                     59,000
    29,000     Credit Agricole Corp. Inv. Bank, 0.31%, acquired 2/29/2016 and due on 3/01/2016 at $29,000 (collateralized by $24,039 of Government National Mortgage
                  Assn.(d), 2.98%-5.49%, due 4/20/2044-1/20/2066; $13,449 of U.S. Treasury,
                  2.09%-2.50%(b), due 5/15/2030-2/15/2035; combined market value $29,580)              29,000
    45,000     HSBC Bank USA, Inc., 0.27%, acquired 2/29/2016 and due on 3/01/2016 at
                  $45,000 (collateralized by $44,250 of U.S. Treasury, 2.13%(c), due
                  5/15/2025; market value $45,903)                                                     45,000
                                                                                                    ---------
               Total Repurchase Agreements (cost: $190,000)                                           190,000
                                                                                                    ---------

               TOTAL INVESTMENTS (COST: $199,998)                                                   $ 199,998
                                                                                                    =========

($ IN 000s)                                         VALUATION HIERARCHY
                                                    -------------------

                                  (LEVEL 1)              (LEVEL 2)              (LEVEL 3)
                                QUOTED PRICES              OTHER               SIGNIFICANT
                                  IN ACTIVE             SIGNIFICANT           UNOBSERVABLE
                                   MARKETS               OBSERVABLE              INPUTS
                                FOR IDENTICAL              INPUTS
ASSETS                             ASSETS                                                               TOTAL
-------------------------------------------------------------------------------------------------------------
U.S. Treasury Bills              $        --             $    9,998             $      --          $    9,998
Repurchase Agreements                     --                190,000                    --             190,000
-------------------------------------------------------------------------------------------------------------
Total                            $        --             $  199,998             $      --          $  199,998
-------------------------------------------------------------------------------------------------------------

================================================================================

1  | USAA Treasury Money Market Trust

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA Treasury Money Market Trust (the
Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. All securities held in the Fund are short-term debt securities which are valued pursuant to Rule 2a-7 under the 1940 Act. This method values a security at its purchase price, and thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Repurchase agreements are valued at cost.

3. Securities for which amortized cost valuations are considered unreliable or whose values have been materially affected by a significant event are valued in good faith at fair value, using methods

================================================================================

2  | USAA Treasury Money Market Trust

================================================================================

determined by the Committee, under procedures to stabilize net assets and valuation procedures approved by the Board.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers pursuant to the terms of a Master Repurchase Agreement. A repurchase agreement is an arrangement wherein the Fund purchases securities and the seller agrees to repurchase the securities at an agreed upon time and at an agreed upon price. The purchased securities are marked-to-market daily to ensure their value is equal to or in excess of the purchase price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Master Repurchase Agreements typically contain netting provisions, which provide for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

Investments in repurchase agreements as presented on the Portfolio of Investments are not net settlement amounts but gross. At February 29, 2016, the value of the related collateral exceeded the value of the repurchase agreements, reducing the net settlement amount to zero. Details on the collateral are included on the Portfolio of Investments.

D. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

================================================================================

3  | USAA Treasury Money Market Trust

================================================================================

E. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $201,697,000 at February 29, 2016, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

SPECIFIC NOTES

(a) Securities offered at a discount to face value rather than at a stated coupon rate. Rates represent the discount rates at purchase date.
(b) Zero-coupon security. Rate represents the effective yield at the date of purchase.
(c) Rates for U.S. Treasury notes or bonds represent the stated coupon payment rate at time of issuance.
(d) Mortgage-backed securities issued by Government National Mortgage Association (GNMA) are supported by the full faith and credit of the U.S. government.

================================================================================

                                          Notes to Portfolio of Investments |  4

[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA WORLD GROWTH FUND
FEBRUARY 29, 2016

                                                                      (Form N-Q)

48475-0416                                   (C)2016, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA WORLD GROWTH FUND
February 29, 2016 (unaudited)

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
               EQUITY SECURITIES (99.2%)

               COMMON STOCKS (99.2%)

               CONSUMER DISCRETIONARY (18.8%)
               ------------------------------
               ADVERTISING (2.6%)
     152,201   Omnicom Group, Inc.                                            $    11,843
     781,910   WPP plc(a)                                                          16,435
                                                                              -----------
                                                                                   28,278
                                                                              -----------
               APPAREL RETAIL (0.7%)
     265,605   Urban Outfitters, Inc.*                                              7,036
                                                                              -----------
               APPAREL, ACCESSORIES & LUXURY GOODS (3.6%)
     367,586   Burberry Group plc(a)                                                6,733
     146,514   Compagnie Financiere Richemont S.A.(a)                               9,323
       5,980   Hermes International(a)                                              2,039
     122,599   LVMH Moet Hennessy Louis Vuitton SE(a)                              20,425
                                                                              -----------
                                                                                   38,520
                                                                              -----------
               AUTO PARTS & EQUIPMENT (0.7%)
     106,356   Delphi Automotive plc                                                7,092
                                                                              -----------
               AUTOMOTIVE RETAIL (0.9%)
      12,780   AutoZone, Inc.*                                                      9,899
                                                                              -----------
               CABLE & SATELLITE (2.2%)
     700,743   Sky plc(a)                                                          10,103
      70,014   Time Warner Cable, Inc.                                             13,363
                                                                              -----------
                                                                                   23,466
                                                                              -----------
               CASINOS & GAMING (0.7%)
     596,400   Sands China Ltd.(a)                                                  2,077
     630,322   William Hill plc(a)                                                  3,580
      24,272   Wynn Resorts Ltd.                                                    2,002
                                                                              -----------
                                                                                    7,659
                                                                              -----------
               MOTORCYCLE MANUFACTURERS (0.1%)
      35,086   Harley-Davidson, Inc.                                                1,515
                                                                              -----------
               MOVIES & ENTERTAINMENT (4.8%)
     408,009   Time Warner, Inc.                                                   27,010
     266,487   Walt Disney Co.                                                     25,455
                                                                              -----------
                                                                                   52,465
                                                                              -----------
               RESTAURANTS (1.7%)
     769,484   Compass Group plc(a)                                                13,468
      85,617   Whitbread plc(a)                                                     4,638
                                                                              -----------
                                                                                   18,106
                                                                              -----------
               SPECIALTY STORES (0.8%)
     287,932   Sally Beauty Holdings, Inc.*                                         9,093
                                                                              -----------

================================================================================

1  | USAA World Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
               Total Consumer Discretionary                                   $   203,129
                                                                              -----------

               CONSUMER STAPLES (18.0%)
               ------------------------
               BREWERS (2.4%)
   1,056,629   Ambev S.A.                                                           4,642
     114,718   Carlsberg A/S "B"(a)                                                 9,889
     142,248   Heineken N.V.(a)                                                    11,440
                                                                              -----------
                                                                                   25,971
                                                                              -----------
               DISTILLERS & VINTNERS (3.5%)
     836,828   Diageo plc(a)                                                       21,523
     153,763   Pernod Ricard S.A.(a)                                               16,354
                                                                              -----------
                                                                                   37,877
                                                                              -----------
               FOOD RETAIL (0.2%)
      23,500   Lawson, Inc.(a)                                                      1,806
                                                                              -----------
               HOUSEHOLD PRODUCTS (5.6%)
     226,490   Colgate-Palmolive Co.                                               14,867
     292,909   Reckitt Benckiser Group plc(a)                                      26,658
     648,078   Svenska Cellulosa AB "B"(a)                                         19,247
                                                                              -----------
                                                                                   60,772
                                                                              -----------
               PACKAGED FOODS & MEAT (6.3%)
     294,066   DANONE S.A.(a)                                                      20,399
     264,191   Kellogg Co.                                                         19,555
     411,529   Nestle S.A.(a)                                                      28,825
                                                                              -----------
                                                                                   68,779
                                                                              -----------
               Total Consumer Staples                                             195,205
                                                                              -----------

               ENERGY (1.4%)
               -------------
               OIL & GAS EQUIPMENT & SERVICES (1.2%)
     113,478   National Oilwell Varco, Inc.                                         3,322
     134,326   Schlumberger Ltd.                                                    9,634
                                                                              -----------
                                                                                   12,956
                                                                              -----------
               OIL & GAS EXPLORATION & PRODUCTION (0.2%)
     280,800   INPEX Corp.(a)                                                       2,020
                                                                              -----------
               Total Energy                                                        14,976
                                                                              -----------

               FINANCIALS (11.7%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (5.0%)
     504,546   Bank of New York Mellon Corp.                                       17,856
     295,828   Franklin Resources, Inc.                                            10,605
     150,222   Julius Baer Group Ltd.*(a)                                           5,981
     356,344   State Street Corp.                                                  19,521
                                                                              -----------
                                                                                   53,963
                                                                              -----------
               CONSUMER FINANCE (1.2%)
     231,431   American Express Co.                                                12,863
                                                                              -----------
               DIVERSIFIED BANKS (2.0%)
      17,556   Credicorp Ltd.                                                       2,058
     171,829   Erste Group Bank AG*(a)                                              4,401
     776,327   Grupo Financiero Banorte S.A. "O"                                    3,918
     454,250   Itau Unibanco Holding S.A. ADR                                       2,862
     535,800   Kasikornbank Public Co. Ltd.(a)                                      2,609
      10,508   Komercni Banka A/S(a)                                                1,953
     733,743   Standard Chartered plc(a)                                            4,377
                                                                              -----------
                                                                                   22,178
                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
               DIVERSIFIED CAPITAL MARKETS (1.4%)
     993,914   UBS Group AG(a)                                                $    15,145
                                                                              -----------
               INVESTMENT BANKING & BROKERAGE (1.1%)
      80,581   Goldman Sachs Group, Inc.                                           12,049
                                                                              -----------
               REINSURANCE (0.4%)
      49,663   Swiss Re AG(a)                                                       4,395
                                                                              -----------
               SPECIALIZED FINANCE (0.6%)
      74,023   Deutsche Boerse AG(a)                                                6,141
                                                                              -----------
               Total Financials                                                   126,734
                                                                              -----------

               HEALTH CARE (18.2%)
               -------------------
               HEALTH CARE EQUIPMENT (7.6%)
     281,610   Medtronic plc                                                       21,794
      50,693   Sonova Holding AG(a)                                                 6,072
     306,974   St. Jude Medical, Inc.                                              16,481
     199,701   Stryker Corp.                                                       19,946
     188,152   Zimmer Biomet Holdings, Inc.                                        18,215
                                                                              -----------
                                                                                   82,508
                                                                              -----------
               HEALTH CARE SUPPLIES (2.1%)
      72,493   Cooper Companies, Inc.                                              10,364
      97,516   DENTSPLY International, Inc.*                                        5,944
     174,100   Hoya Corp.(a)                                                        6,269
                                                                              -----------
                                                                                   22,577
                                                                              -----------
               LIFE SCIENCES TOOLS & SERVICES (3.7%)
     226,998   Thermo Fisher Scientific, Inc.                                      29,326
      91,668   Waters Corp.*                                                       11,028
                                                                              -----------
                                                                                   40,354
                                                                              -----------
               PHARMACEUTICALS (4.8%)
     228,468   Bayer AG(a)                                                         23,973
      72,020   Johnson & Johnson                                                    7,577
     102,238   Merck KGaA(a)                                                        8,695
      43,432   Roche Holding AG(a)                                                 11,125
                                                                              -----------
                                                                                   51,370
                                                                              -----------
               Total Health Care                                                  196,809
                                                                              -----------

               INDUSTRIALS (14.9%)
               -------------------
               AEROSPACE & DEFENSE (4.8%)
     267,145   Honeywell International, Inc.                                       27,075
      84,640   MTU Aero Engines AG(a)                                               7,727
     175,180   United Technologies Corp.                                           16,926
                                                                              -----------
                                                                                   51,728
                                                                              -----------
               AIR FREIGHT & LOGISTICS (1.6%)
     177,170   United Parcel Service, Inc. "B"                                     17,106
                                                                              -----------
               AIRPORT SERVICES (0.4%)
      37,839   Aena S.A.*(a)                                                        4,287
                                                                              -----------
               ELECTRICAL COMPONENTS & EQUIPMENT (1.9%)
     182,004   Legrand S.A.(a)                                                      9,059
     203,480   Schneider Electric SE(a)                                            12,035
                                                                              -----------
                                                                                   21,094
                                                                              -----------
               HUMAN RESOURCE & EMPLOYMENT SERVICES (0.8%)
     149,253   Adecco S.A.*(a)                                                      8,641
                                                                              -----------
               INDUSTRIAL CONGLOMERATES (1.8%)
     123,474   3M Co.                                                              19,369
                                                                              -----------

================================================================================

3  | USAA World Growth Fund

================================================================================

                                                                                   MARKET
NUMBER                                                                              VALUE
OF SHARES      SECURITY                                                             (000)
-----------------------------------------------------------------------------------------
               RAILROADS (2.4%)
     339,074   Canadian National Railway Co.                                  $    19,633
      82,403   Union Pacific Corp.                                                  6,498
                                                                              -----------
                                                                                   26,131
                                                                              -----------
               TRADING COMPANIES & DISTRIBUTORS (1.2%)
      82,367   Brenntag AG(a)                                                       3,983
      66,351   NOW, Inc.*                                                           1,074
      38,172   W.W. Grainger, Inc.                                                  8,279
                                                                              -----------
                                                                                   13,336
                                                                              -----------
               Total Industrials                                                  161,692
                                                                              -----------

               INFORMATION TECHNOLOGY (10.7%)
               ------------------------------
               COMMUNICATIONS EQUIPMENT (0.7%)
     287,122   Cisco Systems, Inc.                                                  7,517
                                                                              -----------
               DATA PROCESSING & OUTSOURCED SERVICES (2.7%)
     156,419   PayPal Holdings, Inc.*                                               5,966
     319,415   Visa, Inc. "A"                                                      23,122
                                                                              -----------
                                                                                   29,088
                                                                              -----------
               ELECTRONIC COMPONENTS (0.7%)
     150,915   Amphenol Corp. "A"                                                   8,009
                                                                              -----------
               INTERNET SOFTWARE & SERVICES (0.5%)
     231,318   eBay, Inc.*                                                          5,505
                                                                              -----------
               IT CONSULTING & OTHER SERVICES (2.5%)
     266,888   Accenture plc "A"                                                   26,758
                                                                              -----------
               SEMICONDUCTORS (0.7%)
     173,039   Microchip Technology, Inc.                                           7,699
                                                                              -----------
               SYSTEMS SOFTWARE (2.3%)
      69,160   Check Point Software Technologies Ltd.*                              5,745
     522,270   Oracle Corp.                                                        19,209
                                                                              -----------
                                                                                   24,954
                                                                              -----------
               TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.6%)
       6,197   Samsung Electronics Co. Ltd.(a)                                      5,891
                                                                              -----------
               Total Information Technology                                       115,421
                                                                              -----------

               MATERIALS (5.5%)
               ----------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.9%)
     111,776   Monsanto Co.                                                        10,059
                                                                              -----------
               INDUSTRIAL GASES (2.7%)
      45,877   Air Liquide S.A.(a)                                                  4,759
     109,039   Linde AG(a)                                                         15,225
      94,250   Praxair, Inc.                                                        9,594
                                                                              -----------
                                                                                   29,578
                                                                              -----------
               SPECIALTY CHEMICALS (1.9%)
     203,186   Akzo Nobel N.V.(a)                                                  11,944
      79,172   International Flavors & Fragrances, Inc.                             8,177
                                                                              -----------
                                                                                   20,121
                                                                              -----------
               Total Materials                                                     59,758
                                                                              -----------
               Total Common Stocks                                              1,073,724
                                                                              -----------
               Total Equity Securities (cost: $798,908)                         1,073,724
                                                                              -----------

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                          MARKET
AMOUNT                                                 COUPON                       VALUE
(000)          SECURITY                                  RATE     MATURITY          (000)
-----------------------------------------------------------------------------------------
               MONEY MARKET INSTRUMENTS (0.5%)

               COMMERCIAL PAPER (0.5%)

               FINANCIALS (0.5%)
               -----------------
               DIVERSIFIED BANKS (0.5%)
$      5,946   Barclays U.S. Funding, LLC (b),(c)      0.35%      3/01/2016   $     5,946
                                                                              -----------
               Total Financials                                                     5,946
                                                                              -----------
               Total Commercial Paper                                               5,946
                                                                              -----------

NUMBER OF
SHARES
-----------------------------------------------------------------------------------------
               MONEY MARKET FUNDS (0.0%)
        315    State Street Institutional Liquid Reserves Fund
                  Premier Class, 0.42% (d)                                              1
                                                                              -----------
               Total Money Market Funds                                                 1
                                                                              -----------
               Total Money Market Instruments (cost: $5,947)                        5,947
                                                                              -----------

               TOTAL INVESTMENTS (COST: $804,855)                             $ 1,079,671
                                                                              ===========

($ IN 000s)                              VALUATION HIERARCHY
                                         -------------------

                                 (LEVEL 1)        (LEVEL 2)     (LEVEL 3)
                               QUOTED PRICES        OTHER     SIGNIFICANT
                                IN ACTIVE       SIGNIFICANT   UNOBSERVABLE
                                 MARKETS         OBSERVABLE      INPUTS
                              FOR IDENTICAL        INPUTS
ASSETS                            ASSETS                                            TOTAL
-----------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks              $    642,055     $    431,669     $    --     $    1,073,724
Money Market Instruments:
  Commercial Paper                     --            5,946          --              5,946
  Money Market Funds                    1               --          --                  1
-----------------------------------------------------------------------------------------
Total                        $    642,056     $    437,615     $    --     $    1,079,671
-----------------------------------------------------------------------------------------

Refer to the Portfolio of Investments for additional industry, country, or geographic region classifications.

For the period of June 1, 2015, through February 29, 2016, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

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5  | USAA World Growth Fund

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NOTES TO PORTFOLIO OF INVESTMENTS

February 29, 2016 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 54 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this quarterly report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

Effective August 7, 2015, the Fund consists of three classes of shares: World Growth Fund Shares (Fund Shares), World Growth Fund Adviser Shares (Adviser Shares) and a new share class designated World Growth Fund Institutional Shares (Institutional Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA fund participating in a fund-of-funds investment strategy (USAA fund-of-funds). The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures, which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

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6  | USAA World Growth Fund

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The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager), an affiliate of the Fund. Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In many cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not need to be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Committee will consider such available information that it deems relevant and will determine a fair value for the affected foreign securities in accordance with valuation procedures. In addition, information from an external vendor or other sources may be used to adjust the foreign market closing prices of foreign equity securities to reflect what the Committee believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Short-term debt securities with original or remaining maturities of 60 days or less may be valued at amortized cost, provided that amortized cost represents the fair value of such securities.

5. Repurchase agreements are valued at cost.

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7  | USAA World Growth Fund

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6. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, other pricing services, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, evaluation of credit quality, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the Portfolio of Investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indexes. Level 2 securities include certain common stocks, which are valued based on methods discussed in Note A2, and commercial paper, which is valued at amortized cost.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. As of February 29, 2016, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the Portfolio of Investments.

Gross unrealized appreciation and depreciation of investments as of February 29, 2016, were $317,614,000 and $42,798,000, respectively, resulting in net unrealized appreciation of $274,816,000.

D. The Portfolio of Investments category percentages shown represent the percentages of the investments to net assets, which were $1,082,535,000 at February 29, 2016, and, in total, may not

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                                          Notes to Portfolio of Investments |  8

================================================================================

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 46.1% of net assets at February 29, 2016.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES

(a) Securities with a value of $431,669,000, which represented 39.9% of the Fund's net assets, were classified as Level 2 at February 29, 2016, due to the prices being adjusted to take into account significant market movements following the close of local trading.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933, as amended (Section 4(2) Commercial Paper). Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933. Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(d) Rate represents the money market fund annualized seven-day yield at February 29, 2016.
*   Non-income-producing security.

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9  | USAA World Growth Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended February 29, 2016

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    04/26/2016
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    04/26/2016
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    04/26/2016
         ------------------------------